UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 17

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2026

Date of reporting period:	4/30/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Short Duration Multi-Sector Bond Fund
Class A:
SDMAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Short Duration Multi-Sector Bond Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond Fund—Class A	$30	0.61%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 7,828,596,341
Number of fund holdings	1,433
Portfolio turnover rate for the period	62%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	58.6
AA	8.7
A	7.6
BBB	11.6
BB	7.4
B	3.1
CCC	0.9
Not Rated	3.7
Cash/Cash Equivalents	(1.4)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF219E2A

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Short Duration Multi-Sector Bond Fund

SHARE CLASS	A
NASDAQ	SDMAX
CUSIP	74440B876
MF219E2A

PGIM Short Duration Multi-Sector Bond Fund
Class C:
SDMCX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Short Duration Multi-Sector Bond Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond Fund—Class C	$72	1.44%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 7,828,596,341
Number of fund holdings	1,433
Portfolio turnover rate for the period	62%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	58.6
AA	8.7
A	7.6
BBB	11.6
BB	7.4
B	3.1
CCC	0.9
Not Rated	3.7
Cash/Cash Equivalents	(1.4)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF219E2C

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Short Duration Multi-Sector Bond Fund

SHARE CLASS	C
NASDAQ	SDMCX
CUSIP	74440B868
MF219E2C

PGIM Short Duration Multi-Sector Bond Fund
Class Z:
SDMZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Short Duration Multi-Sector Bond Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond Fund—Class Z	$20	0.39%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 7,828,596,341
Number of fund holdings	1,433
Portfolio turnover rate for the period	62%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	58.6
AA	8.7
A	7.6
BBB	11.6
BB	7.4
B	3.1
CCC	0.9
Not Rated	3.7
Cash/Cash Equivalents	(1.4)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF219E2Z

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-
1852
or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Short Duration Multi-Sector Bond Fund

SHARE CLASS	Z
NASDAQ	SDMZX
CUSIP	74440B843
MF219E2Z

PGIM Short Duration Multi-Sector Bond Fund
Class R6:
SDMQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Short Duration Multi-Sector Bond
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond Fund—Class R6	$16	0.32%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 7,828,596,341
Number of fund holdings	1,433
Portfolio turnover rate for the period	62%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	58.6
AA	8.7
A	7.6
BBB	11.6
BB	7.4
B	3.1
CCC	0.9
Not Rated	3.7
Cash/Cash Equivalents	(1.4)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF219E2R6

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Short Duration Multi-Sector Bond Fund

SHARE CLASS	R6
NASDAQ	SDMQX
CUSIP	74440B850
MF219E2R6

PGIM Total Return Bond Fund
Class A:
PDBAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class A	$37	0.75%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 52,875,507,646
Number of fund holdings	3,045
Portfolio turnover rate for the period	57%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	45.0
AA	20.5
A	8.3
BBB	12.5
BB	5.4
B	3.8
CCC	0.9
Not Rated	3.6
Cash/Cash Equivalents	0.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF166E2A

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Total Return Bond Fund

SHARE CLASS	A
NASDAQ	PDBAX
CUSIP	74440B108
MF166E2A

PGIM Total Return Bond Fund
Class C:
PDBCX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Total Return Bond Fund (the “Fund”)
for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class C	$74	1.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 52,875,507,646
Number of fund holdings	3,045
Portfolio turnover rate for the period	57%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOL
DIN
GS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	45.0
AA	20.5
A	8.3
BBB	12.5
BB	5.4
B	3.8
CCC	0.9
Not Rated	3.6
Cash/Cash Equivalents	0.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF166E2C

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Total Return Bond Fund

SHARE CLASS	C
NASDAQ	PDBCX
CUSIP	74440B306
MF166E2C

PGIM Total Return Bond Fund
Class R:
DTBRX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R shares of the PGIM Total Return Bond Fund (the “Fund”)
for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class R	$50	1.01%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 52,875,507,646
Number of fund holdings	3,045
Portfolio turnover rate for the period	57%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	45.0
AA	20.5
A	8.3
BBB	12.5
BB	5.4
B	3.8
CCC	0.9
Not Rated	3.6
Cash/Cash Equivalents	0.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF166E2R

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Total Return Bond Fund

SHARE CLASS	R
NASDAQ	DTBRX
CUSIP	74440B801
MF166E2R

PGIM Total
Return
Bond Fund
Class Z:
PDBZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class Z	$24	0.49%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 52,875,507,646
Number of fund holdings	3,045
Portfolio turnover rate for the period	57%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	45.0
AA	20.5
A	8.3
BBB	12.5
BB	5.4
B	3.8
CCC	0.9
Not Rated	3.6
Cash/Cash Equivalents	0.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF166E2Z

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Total Return Bond Fund

SHARE CLASS	Z
NASDAQ	PDBZX
CUSIP	74440B405
MF166E2Z

PGIM Total Return Bond Fund
Class R2:
PDBRX
SEMIANNUAL SHAREHOLD
ER REPO
RT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R2 shares of the PGIM Total Return Bond Fund (the “Fund”)
for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class R2	$44	0.89%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 52,875,507,646
Number of fund holdings	3,045
Portfolio turnover rate for the period	57%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	45.0
AA	20.5
A	8.3
BBB	12.5
BB	5.4
B	3.8
CCC	0.9
Not Rated	3.6
Cash/Cash Equivalents	0.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF166E2R2

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Total Return Bond Fund

SHARE CLASS	R2
NASDAQ	PDBRX
CUSIP	74440B819
MF166E2R2

PGIM Total Return Bond Fund
Class R4:
PDBSX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R4 shares of the PGIM Total Return Bond Fund (the “Fund”)
for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class R4	$32	0.64%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 52,875,507,646
Number of fund holdings	3,045
Portfolio turnover rate for the period	57%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	45.0
AA	20.5
A	8.3
BBB	12.5
BB	5.4
B	3.8
CCC	0.9
Not Rated	3.6
Cash/Cash Equivalents	0.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF166E2R4

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Total Return Bond Fund

SHARE CLASS	R4
NASDAQ	PDBSX
CUSIP	74440B793
MF166E2R4

PGIM Total Return Bond Fund
Class R6:
PTRQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Total Return Bond Fund (the “Fund”)
for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class R6	$19	0.39%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 52,875,507,646
Number of fund holdings	3,045
Portfolio turnover rate for the period	57%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	45.0
AA	20.5
A	8.3
BBB	12.5
BB	5.4
B	3.8
CCC	0.9
Not Rated	3.6
Cash/Cash Equivalents	0.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF166E2R6

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Total Return Bond Fund

SHARE CLASS	R6
NASDAQ	PTRQX
CUSIP	74440B884
MF166E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 17

PGIM Short Duration Multi-Sector Bond Fund

PGIM Total Return Bond Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

APRIL 30, 2026

Table of Contents	Financial Statements and Other Information	April 30, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1

PGIM Short Duration Multi-Sector Bond Fund	3

PGIM Total Return Bond Fund	64

Notes to Financial Statements	163

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

BRL—Brazilian Real

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

EUR—Euro

GBP—British Pound

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

PHP—Philippine Peso

SGD—Singapore Dollar

THB—Thai Baht

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of

Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

ACE—Adjusted Current Earnings

AID—Agency for International Development

BABs—Build America Bonds

BARC—Barclays Bank PLC

BBR—New Zealand Bank Bill Rate

BNP—BNP Paribas S.A.

BNY—Bank of New York Mellon

BOA—Bank of America, N.A.

BROIS—Brazil Overnight Index Swap

CDX—Credit Derivative Index

CF—CF Secured, LLC

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CMBX—Commercial Mortgage-Backed Index

CMS—Constant Maturity Swap

CMT—Constant Maturity Treasury

COFI—Cost of Funds Index

COP—Certificates of Participation

CORRA—Canadian Overnight Repo Rate Average

CPI—Consumer Price Index

DAC—Designated Activity Company

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

EuroSTR—Euro Short-Term Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GS—Goldman Sachs & Co. LLC

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

IG—Investment Grade

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

LP—Limited Partnership

M—Monthly payment frequency for swaps

MSC—Morgan Stanley & Co. LLC

MSI—Morgan Stanley & Co. International PLC

MTN—Medium Term Note

N/A—Not Applicable

OBX—Oslo Stock Exchange

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

PO—Principal Only

Q—Quarterly payment frequency for swaps

RBC—Royal Bank of Canada

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

S—Semiannual payment frequency for swaps

SARON—Swiss Average Rate Overnight

SCB—Standard Chartered Bank

SG—Societe Generale

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TBA—To Be Announced

TD—The Toronto-Dominion Bank

TONAR—Tokyo Overnight Average Rate

UAG—UBS AG

UBS—UBS Securities LLC

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 99.6%

ASSET-BACKED SECURITIES 20.5%

Automobiles 0.6%

Avis Budget Rental Car Funding AESOP LLC,
Series 2023-04A, Class A, 144A	5.490%	06/20/29		16,800	$17,100,725
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		519	519,848
Ford Credit Auto Owner Trust,
Series 2023-01, Class C, 144A	5.580	08/15/35		4,412	4,477,467
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class B, 144A	3.950	11/14/28		390	389,463
Series 2023-01A, Class B, 144A	5.810	02/14/31		7,700	7,859,074
Series 2023-01A, Class C, 144A	6.140	02/14/31		3,400	3,474,353
Series 2025-01A, Class A, 144A	5.360	04/16/35		9,700	9,930,605
Santander Bank Auto Credit-Linked Notes,
Series 2024-A, Class C, 144A	5.818	06/15/32		1,739	1,756,607

					45,508,142

Collateralized Loan Obligations 15.8%

Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.103(c)	07/15/37		15,000	15,017,495
Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class ARR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.544(c)	10/22/38	EUR	13,000	15,273,801
Aurium CLO DAC (Ireland),
Series 08A, Class AR, 144A, 3 Month EURIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.563(c)	10/16/38	EUR	13,000	15,265,012
Series 08A, Class BR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.093(c)	10/16/38	EUR	18,218	21,449,006
Avoca Capital CLO Ltd. (Ireland),
Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.554(c)	04/15/35	EUR	8,500	9,941,344
Avoca CLO DAC (Ireland),
Series 11A, Class ARRR, 144A, 3 Month EURIBOR + 1.290% (Cap N/A, Floor 1.290%)	3.494(c)	10/15/38	EUR	25,000	29,333,445
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.060(c)	10/16/37		15,000	15,029,391
Battalion CLO Ltd. (Cayman Islands),
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.975(c)	03/09/34		15,000	15,013,494
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R2, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.913(c)	01/15/39		5,250	5,256,433
Birch Grove CLO Ltd. (United Kingdom),
Series 2023-07A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	4.935(c)	10/20/38		7,500	7,516,221
BlueMountain CLO Ltd. (Cayman Islands),
Series 2020-30A, Class AR2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	4.823(c)	04/15/35		9,500	9,501,030
Capital Four CLO DAC (Ireland),
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.270% (Cap N/A, Floor 1.270%)	3.435(c)	01/25/38	EUR	25,500	29,893,299
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.800(c)	03/15/32	EUR	17,450	20,509,317
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.072(c)	10/21/37		8,000	8,017,797
CarVal CLO Ltd. (United Kingdom),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.115(c)	07/20/37		22,000	22,027,399
CBAM Ltd. (Cayman Islands),
Series 2018-05A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.380(c)	10/17/38		17,500	17,556,488
CIFC Funding Ltd. (Cayman Islands),
Series 2017-01A, Class ARR, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.222(c)	04/21/37		8,670	8,679,961
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.913(c)	10/15/38		7,500	7,515,688
Contego CLO DAC (Ireland),
Series 05A, Class AR, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.404(c)	10/15/37	EUR	15,200	17,822,661
Crown City CLO (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.015(c)	04/20/35		8,750	8,762,552
CVC Cordatus Loan Fund DAC (Ireland),
Series 08A, Class A1RR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	3.054(c)	07/15/34	EUR	6,332	7,428,109

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 3

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Elevation CLO Ltd. (Cayman Islands),
Series 2021-13A, Class BR, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.273%(c)	07/15/34		14,000	$14,023,909
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class BRR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.375(c)	10/20/37		10,000	10,043,071
Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.920(c)	03/22/38		20,000	20,029,666
Series 2025-05A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.025(c)	03/31/38		17,500	17,546,699
Elmwood CLO Ltd.,
Series 2020-03A, Class ARR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.055(c)	07/18/37		20,250	20,275,272
Gallatin CLO Ltd. (Bermuda),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.155(c)	10/20/37		11,500	11,517,942
Golub Capital Partners CLO,
Series 2023-70A, Class A1R, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	4.787(c)	10/25/37		20,000	19,983,140
Harvest CLO DAC (Ireland),
Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.615(c)	07/25/37	EUR	36,250	42,603,627
Henley CLO DAC (Ireland),
Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	3.135(c)	12/25/35	EUR	3,250	3,810,631
Series 11A, Class A, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.365(c)	04/25/39	EUR	12,000	14,061,432
Series 14A, Class A, 144A, 3 Month EURIBOR + 1.330% (Cap N/A, Floor 1.330%)	3.495(c)	03/25/38	EUR	21,500	25,246,773
HPS Loan Management Ltd.,
Series 2025-26A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.995(c)	07/20/38		20,000	20,052,096
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.488(c)	10/19/38	EUR	31,000	36,355,925
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)	2.854(c)	07/15/31	EUR	3,225	3,785,405
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 08A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.425(c)	01/20/38		20,000	20,020,964
Kings Park CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.872(c)	01/21/39		6,500	6,503,364
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-28A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.373(c)	01/15/38		25,000	25,096,440
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.175(c)	04/18/37		40,250	40,324,889
Series 2022-57A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	4.947(c)	07/27/34		18,000	18,017,973
Magnetite Ltd. (Cayman Islands),
Series 2024-42A, Class A1, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	4.977(c)	01/25/38		27,000	27,069,377
Marble Point CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.865(c)	10/20/36		10,000	9,990,461
Market Street CLO Ltd. (Cayman Islands),
Series 2025-02A, Class A1, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.005(c)	03/20/38		13,500	13,532,180
Menlo CLO Ltd.,
Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.980(c)	10/16/38		10,500	10,525,372
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	3.574(c)	05/15/37	EUR	35,000	41,159,022
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)	3.584(c)	04/15/38	EUR	22,000	25,866,157
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1R, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.458(c)	07/20/38	EUR	25,000	29,296,622
NGC Euro CLO DAC (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.424(c)	01/15/39	EUR	10,000	11,738,096
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R3, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	4.985(c)	03/20/38		18,500	18,542,424
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.125(c)	07/19/37		15,000	15,019,188
Obra CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.155(c)	01/20/38		16,000	16,024,019
Octagon Alto Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.815(c)	10/20/36		14,250	14,241,793
OFSI BSL Ltd. (Cayman Islands),
Series 2018-01A, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.863(c)	07/15/31		1,409	1,409,007
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	4.723(c)	10/15/34		10,000	9,999,076

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Pikes Peak CLO (Cayman Islands),
Series 2025-18A, Class A1, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	4.895%(c)	04/20/38		6,500	$6,506,618
Ravensdale Park CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)	3.335(c)	04/25/38	EUR	16,500	19,299,424
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.230(c)	04/17/37		29,000	29,000,000
Rockford Tower Europe CLO DAC (Ireland),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.504(c)	07/15/38	EUR	16,000	18,782,024
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.385(c)	10/25/37	EUR	25,260	29,609,792
Signal Harmonic CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.370% (Cap N/A, Floor 1.370%)	3.354(c)	11/15/38	EUR	9,000	10,574,543
Signal Peak CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.065(c)	10/20/37		8,000	8,015,979
Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.095(c)	10/20/37		10,000	10,023,197
Sixth Street CLO Ltd. (Cayman Islands),
Series 2018-12A, Class A1R2, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.880(c)	01/17/39		9,500	9,501,907
Sona Fios CLO DAC (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.340% (Cap N/A, Floor 1.340%)	3.374(c)	08/25/38	EUR	9,000	10,568,131
Sound Point Euro CLO Funding DAC (Ireland),
Series 04A, Class AR, 144A, 3 Month EURIBOR + 1.180% (Cap N/A, Floor 1.180%)	3.384(c)	04/15/39	EUR	19,600	22,952,412
St. Pauls CLO (Netherlands),
Series 09A, Class A1R, 144A, 3 Month EURIBOR + 0.940% (Cap N/A, Floor 0.940%)	3.178(c)	07/20/35	EUR	14,000	16,388,235
Tikehau CLO DAC (Ireland),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 1.390% (Cap N/A, Floor 1.390%)	3.594(c)	01/15/38	EUR	15,000	17,620,260
Tikehau US CLO Ltd. (Bermuda),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.073(c)	03/15/38		21,500	21,545,193
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.623(c)	01/15/36		14,000	14,010,529
Toro European CLO DAC (Ireland),
Series 10A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.454(c)	04/15/38	EUR	27,500	32,175,128
Trinitas Euro CLO DAC (Ireland),
Series 06A, Class BR, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	4.004(c)	01/15/39	EUR	7,500	8,802,225
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	5.195(c)	01/15/32		547	547,508
Series 2017-28AA, Class A1RR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	4.785(c)	10/20/34		25,000	25,004,575

					1,231,449,635

Consumer Loans 1.1%

Affirm Asset Securitization Trust,
Series 2024-B, Class B, 144A	4.880	09/15/29		2,000	2,001,581
Series 2024-B, Class C, 144A	5.060	09/15/29		1,500	1,500,932
Affirm Master Trust,
Series 2025-01A, Class A, 144A	4.990	02/15/33		14,100	14,183,800
Series 2025-01A, Class B, 144A	5.130	02/15/33		3,900	3,918,989
Series 2025-01A, Class C, 144A	5.280	02/15/33		6,400	6,424,353
Series 2025-03A, Class A, 144A	4.450	10/16/34		6,400	6,380,178
GreenSky Home Improvement Trust,
Series 2024-01, Class A3, 144A	5.550	06/25/59		500	507,641
Series 2024-01, Class A4, 144A	5.670	06/25/59		596	603,831
Island Finance Trust,
Series 2025-01A, Class A, 144A	6.540	03/19/35		5,250	5,286,227
Lending Funding Trust,
Series 2020-02A, Class A, 144A	2.320	04/21/31		293	290,543
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A	1.900	11/20/31		5,000	4,909,565
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35		1,297	1,280,217
Series 2022-02A, Class D, 144A	6.550	10/14/34		6,870	6,894,006

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  5

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)

OneMain Financial Issuance Trust, (cont’d.)
Series 2023-01A, Class A, 144A	5.500%	06/14/38	12,200	$12,438,372
Series 2023-01A, Class D, 144A	7.490	06/14/38	100	104,604
Sotheby’s Artfi Master Trust,
Series 2026-01A, Class A1, 144A	4.800	06/20/33	9,000	8,976,093
Stream Innovations Issuer Trust,
Series 2024-02A, Class A, 144A	5.210	02/15/45	4,942	4,962,068
Series 2025-01A, Class A, 144A	5.050	09/15/45	6,423	6,428,372

				87,091,372

Equipment 0.4%

Capteris Equipment Finance LLC,
Series 2026-01A, Class B, 144A	4.950	09/20/33	10,055	9,976,917
Series 2026-01A, Class C, 144A	5.180	09/20/33	7,923	7,857,471
MetroNet Infrastructure Issuer LLC,
Series 2025-02A, Class A2, 144A	5.400	08/20/55	10,700	10,784,715
VB-S1 Issuer LLC,
Series 2026-01A, Class C2, 144A	4.693	03/15/56	5,000	4,888,822

				33,507,925

Home Equity Loans 1.8%

Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)	5.269(c)	03/25/43	100	101,069
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A	6.377(cc)	04/25/54	286	287,917
Series 2025-CES02, Class A1, 144A	4.960(cc)	07/26/55	6,443	6,412,015
COOPR Residential Mortgage Trust,
Series 2025-CES03, Class A1A, 144A	4.840(cc)	09/25/60	11,478	11,390,304
EFMT,
Series 2025-CES04, Class A1, 144A	5.431(cc)	06/25/60	5,812	5,826,873
GS Mortgage Backed Securities Trust,
Series 2025-CES01, Class A1A, 144A	5.568(cc)	05/25/55	5,592	5,612,423
GS Mortgage-Backed Securities Trust,
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.145(c)	01/25/55	4,181	4,186,346
Series 2026-CES02, Class A1A, 144A	5.227(cc)	06/25/56	4,100	4,089,848
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.340(c)	03/20/54	190	190,706
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.240(c)	05/20/54	195	195,832
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	4.840(c)	10/20/54	390	389,825
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class A3, 1 Month SOFR + 1.154% (Cap N/A, Floor 1.040%)	4.809(c)	10/25/33	1,002	1,005,138
OBX Trust,
Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.245(c)	02/25/55	8,481	8,516,298
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	6.025(cc)	02/25/44	841	844,311
Series 2024-CES05, Class A1A, 144A	5.846(cc)	08/25/44	1,138	1,144,223
Series 2024-CES06, Class A1A, 144A	5.344(cc)	09/25/44	5,659	5,664,362
Series 2024-CES07, Class A1A, 144A	5.158(cc)	10/25/44	3,263	3,261,572
Series 2024-CES09, Class A1A, 144A	5.582(cc)	12/25/44	4,275	4,295,599
Series 2025-CES01, Class A1A, 144A	5.653(cc)	01/25/45	5,032	5,059,974
Series 2025-CES03, Class A1A, 144A	5.553(cc)	03/25/55	6,973	7,009,437
Series 2025-CES06, Class A1A, 144A	5.472(cc)	06/25/55	11,507	11,555,491
Series 2025-CES07, Class A1A, 144A	5.377(cc)	07/25/55	6,913	6,930,551
Series 2025-CES09, Class A1A, 144A	4.795(cc)	09/25/55	5,821	5,782,550
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	1,088	1,094,059
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	546	547,222

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)

Towd Point Mortgage Trust, (cont’d.)
Series 2024-CES02, Class A1A, 144A	6.125%(cc)	02/25/64		468		$470,375
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64		1,759		1,772,872
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64		6,749		6,738,736
Series 2024-CES05, Class A2, 144A	5.202(cc)	09/25/64		4,350		4,338,991
Series 2025-CES01, Class A1, 144A	5.705(cc)	02/25/55		5,986		6,013,888
Series 2025-CES02, Class A1, 144A	5.348(cc)	07/25/65		6,365		6,369,617
Series 2025-CRM01, Class A1, 144A	5.799(cc)	01/25/65		5,568		5,588,174
Series 2025-FIX01, Class A1, 144A	4.968(cc)	09/25/65		8,693		8,618,863

						141,305,461

Other 0.8%

Eagle Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.645(c)	09/26/33		45		45,498
GoodLeap Home Improvement Solutions Trust,
Series 2025-01A, Class A, 144A	5.380	02/20/49		9,228		9,257,324
GoodLeap Sustainable Home Solutions Trust,
Series 2024-01GS, Class A, 144A	6.250	06/20/57		2,352		2,259,063
Invitation Homes Trust,
Series 2024-SFR01, Class C, 144A	4.250	09/17/41		5,700		5,512,162
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	6.545(c)	04/25/34		795		798,915
PK Alift Loan Funding 7 LP,
Series 2025-02, Class A, 144A	4.750	03/15/43		6,530		6,459,025
PK Alift Loan Funding 8 LP,
Series 2026-01, Class A, 144A	4.614	09/15/43		10,500		10,280,490
PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	6.429(c)	12/25/27		6,000		6,011,242
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	7.345(c)	11/25/31		343		345,040
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.345(c)	07/25/33		164		164,214
Sunrun Bacchus Issuer LLC,
Series 2025-01A, Class A1, 144A	5.990	04/30/60		4,687		4,673,947
Sunrun Prometheus Issuer LLC,
Series 2026-01A, Class A1, 144A	6.300	08/01/61		3,000		2,987,779
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59		1,503		1,469,558
Series 2024-03A, Class A2, 144A	5.880	10/30/59		6,359		6,130,134
Tesla Sustainable Energy Trust,
Series 2024-01A, Class A2, 144A	5.080	06/21/50		7,228		7,240,706

						63,635,097

Residential Mortgage-Backed Securities 0.0%

Countrywide Asset-Backed Certificates,
Series 2003-BC02, Class 2A1, 1 Month SOFR + 0.714% (Cap 13.875%, Floor 0.600%)	4.369(c)	06/25/33		2		1,859
Countrywide Asset-Backed Certificates Trust,
Series 2004-04, Class 1A, 1 Month SOFR + 0.534% (Cap N/A, Floor 0.420%)	4.189(c)	08/25/34		1,004		991,014
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.034(c)	11/25/60	EUR	141		165,883
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—	(r)	1

						1,158,757

Student Loans 0.0%

Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		1,440		179,032

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  7

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)

Laurel Road Prime Student Loan Trust, (cont’d.)
Series 2018-C, Class A, 144A	0.000%(cc)	08/25/43	277	$262,861
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43	534	512,968
Series 2019-A, Class R, 144A	0.000	10/25/48	662	339,182

				1,294,043

TOTAL ASSET-BACKED SECURITIES
(cost $1,568,444,863)				1,604,950,432

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.1%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF02, Class A4, 144A	2.252	06/15/54	9,000	8,054,091
ARES Trust,
Series 2026, 144A	5.070	05/15/28	14,800	14,800,000
BANK,
Series 2017-BNK06, Class A4	3.254	07/15/60	198	195,756
Series 2018-BN10, Class A4	3.428	02/15/61	4,532	4,463,807
Series 2019-BN17, Class A3	3.456	04/15/52	4,106	3,991,896
Series 2019-BN18, Class A3	3.325	05/15/62	1,800	1,738,366
Series 2019-BN24, Class A2	2.707	11/15/62	3,465	3,257,346
Series 2020-BN25, Class A3	2.391	01/15/63	2,883	2,845,526
Series 2020-BN29, Class A3	1.742	11/15/53	1,965	1,743,119
Series 2021-BN33, Class A4	2.270	05/15/64	10,400	9,426,991
Barclays Commercial Mortgage Securities Trust,
Series 2019-C05, Class A3	2.805	11/15/52	5,684	5,414,633
Series 2023-C20, Class A2	6.383(cc)	07/15/56	3,467	3,552,083
Series 2023-C21, Class A2	6.506(cc)	09/15/56	6,150	6,315,507
Series 2024-05C29, Class XA, IO	1.819(cc)	09/15/57	106,113	4,943,093
Series 2025-5C36, Class A3	5.517	08/15/58	6,500	6,691,272
Benchmark Mortgage Trust,
Series 2018-B08, Class A4	3.963	01/15/52	780	774,752
Series 2019-B10, Class A3	3.455	03/15/62	3,055	2,975,986
Series 2020-B17, Class A4	2.042	03/15/53	3,400	3,100,017
Series 2020-B20, Class A3	1.945	10/15/53	8,760	8,348,103
Series 2020-B21, Class A4	1.704	12/17/53	2,000	1,793,998
Series 2020-B22, Class XB, IO, 144A	0.993(cc)	01/15/54	62,848	2,366,843
Series 2021-B26, Class A4	2.295	06/15/54	10,600	9,602,131
Series 2023-V02, Class A3	5.812(cc)	05/15/55	15,500	15,812,898
Series 2023-V03, Class A3	6.363(cc)	07/15/56	15,000	15,480,156
BFLD Mortgage Trust,
Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.147(c)	07/15/39	2,596	2,597,202
BMO Mortgage Trust,
Series 2023-05C1, Class A3	6.534(cc)	08/15/56	13,000	13,426,193
Series 2023-C05, Class A2	6.518	06/15/56	10,307	10,495,603
Series 2023-C06, Class A2	6.869(cc)	09/15/56	11,646	12,083,091
Series 2024-C08, Class XB, IO	1.021(cc)	03/15/57	50,000	2,639,015
BOCA Commercial Mortgage Trust,
Series 2025-BOCA, Class A, 144A, 1 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.255(c)	12/15/42	12,600	12,615,750
BPR Commercial Mortgage Trust,
Series 2024-PARK, Class A, 144A	5.392(cc)	11/05/39	3,500	3,538,677
BX Commercial Mortgage Trust,
Series 2021-CIP, Class A, 144A, 1 Month SOFR + 1.035% (Cap N/A, Floor 0.921%)	4.690(c)	12/15/38	4,827	4,825,347
Series 2022-AHP, Class E, 144A, 1 Month SOFR + 3.040% (Cap N/A, Floor 3.040%)	6.695(c)	01/17/39	3,650	3,636,640
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	5.346(c)	08/15/41	7,545	7,566,091
Series 2025-BCAT, Class A, 144A, 1 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.035(c)	08/15/42	12,823	12,834,966
Series 2026-ALOHA, Class D, 144A, 1 Month SOFR + 2.150% (Cap N/A, Floor 2.150%)	5.850(c)	04/15/43	11,000	11,006,894
BX Trust,
Series 2021-LGCY, Class B, 144A, 1 Month SOFR + 0.969% (Cap N/A, Floor 0.855%)	4.624(c)	10/15/36	9,580	9,577,006
Series 2021-LGCY, Class F, 144A, 1 Month SOFR + 2.063% (Cap N/A, Floor 1.949%)	5.718(c)	10/15/36	11,000	10,996,562

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BX Trust, (cont’d.)
Series 2022-VAMF, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.355%(c)	01/15/39	4,338	$4,333,465
Series 2025-ARIA, Class A, 144A	5.199(cc)	12/13/42	14,350	14,446,706
Series 2025-DIME, Class C, 144A, 1 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.405(c)	02/15/35	10,550	10,484,062
Series 2025-ROIC, Class A, 144A, 1 Month SOFR + 1.144% (Cap N/A, Floor 1.144%)	4.799(c)	03/15/30	9,760	9,747,948
BXMT Ltd. (Cayman Islands),
Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)	5.300(c)	10/18/42	6,515	6,535,855
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	496	492,810
Series 2017-CD05, Class A3	3.171	08/15/50	780	768,702
Series 2017-CD06, Class A4	3.190	11/13/50	1,570	1,550,639
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2	3.585	12/10/54	1,584	1,574,486
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A3	2.575	08/10/49	1,102	1,099,247
Series 2017-C04, Class A3	3.209	10/12/50	957	943,560
Series 2017-P07, Class XC, IO	0.326(cc)	04/14/50	16,000	33,808
Series 2018-C06, Class A3	4.145	11/10/51	4,866	4,820,622
Series 2019-GC43, Class A3	2.782	11/10/52	9,741	9,132,930
Commercial Mortgage Trust,
Series 2014-CR15, Class XB, IO, 144A	0.012(cc)	02/10/47	109,018	1,112
Series 2016-COR01, Class A3	2.826	10/10/49	542	539,999
Series 2017-COR02, Class A2	3.239	09/10/50	9,978	9,899,775
Series 2024-277P, Class A, 144A	6.338	08/10/44	2,800	2,919,233
Series 2024-277P, Class X, IO, 144A	0.894(cc)	08/10/44	9,200	198,995
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class A3	3.959	08/15/51	14,324	14,191,809
Series 2019-C15, Class A3	3.779	03/15/52	5,968	5,879,018
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A4	3.071	06/10/50	421	416,193
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0069, Class X1, IO	0.467(cc)	09/25/27	6,075	24,725
Series K0090, Class X1, IO	0.852(cc)	02/25/29	96,730	1,753,201
Series K0093, Class X1, IO	1.078(cc)	05/25/29	11,980	286,212
Series K0101, Class X1, IO	0.938(cc)	10/25/29	18,324	453,061
Series K0122, Class X1, IO	0.955(cc)	11/25/30	36,543	1,200,771
Series K0735, Class X1, IO	1.081(cc)	05/25/26	3,128	75
Series K1513, Class X1, IO	0.983(cc)	08/25/34	30,268	1,451,121
Series Q001, Class XA, IO	2.048(cc)	02/25/32	11,038	602,001
GS Mortgage Securities Corp. Trust,
Series 2024-RVR, Class A, 144A	5.372(cc)	08/10/41	12,200	12,241,390
GS Mortgage Securities Trust,
Series 2017-GS06, Class A2	3.164	05/10/50	762	754,861
Series 2017-GS07, Class A3	3.167	08/10/50	1,180	1,166,818
Series 2017-GS08, Class A3	3.205	11/10/50	1,400	1,381,649
Series 2019-GC38, Class A3	3.703	02/10/52	6,950	6,810,602
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	2,393	2,377,715
Series 2017-C07, Class A4	3.147	10/15/50	1,002	986,817
MHP,
Series 2022-MHIL, Class E, 144A, 1 Month SOFR + 2.611% (Cap N/A, Floor 2.611%)	6.265(c)	01/15/39	2,560	2,559,200
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33, Class A4	3.337	05/15/50	1,200	1,189,520
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4	3.259	06/15/50	1,100	1,088,346
Series 2017-HR02, Class A3	3.330	12/15/50	1,980	1,948,222
Series 2018-H04, Class A3	4.043	12/15/51	1,324	1,303,800
Series 2019-H06, Class A3	3.158	06/15/52	1,351	1,299,887
Series 2021-L07, Class A4	2.322	10/15/54	11,000	9,779,497
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2	6.451	05/15/56	21,000	21,615,021

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  9

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
MTN Commercial Mortgage Trust,
Series 2026-LPFX, Class A, 144A	5.153%(cc)	05/15/43		15,150	$15,158,036
Natixis Commercial Mortgage Securities Trust,
Series 2019-LVL, Class A, 144A	3.885	08/15/38		4,750	4,609,506
New York City Housing Development Corp.,
Series 2024-08SPR, Class A	5.458	12/15/43		15,150	15,338,617
NRTH Commercial Mortgage Trust,
Series 2025-PARK, Class A, 144A, 1 Month SOFR + 1.393% (Cap N/A, Floor 1.393%)	5.048(c)	10/15/40		14,400	14,391,010
ROCK Trust,
Series 2024-CNTR, Class C, 144A	6.471	11/13/41		9,200	9,502,479
Series 2024-CNTR, Class D, 144A	7.109	11/13/41		7,820	8,185,296
Salus European Loan Conduit DAC (United Kingdom),
Series 33A, Class A, 144A, SONIA + 2.169% (Cap N/A, Floor 1.500%)	5.916(c)	01/23/32	GBP	7,846	10,728,711
SLG Office Trust,
Series 2026-OMA, Class A, 144A	4.965(cc)	04/15/41		9,000	9,032,516
UBS Commercial Mortgage Trust,
Series 2017-C07, Class A3	3.418	12/15/50		1,406	1,389,342
Series 2018-C08, Class A3	3.720	02/15/51		2,160	2,130,675
Series 2018-C10, Class A3	4.048	05/15/51		1,196	1,183,043
Series 2018-C14, Class A3	4.180	12/15/51		2,025	2,010,843
WCORE Commercial Mortgage Trust,
Series 2024-CORE, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.147(c)	11/15/41		17,390	17,411,637
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49		433	431,225
Series 2017-C39, Class A4	3.157	09/15/50		1,356	1,338,859
Series 2017-C40, Class A3	3.317	10/15/50		350	346,062
Series 2017-RB01, Class A4	3.374	03/15/50		610	605,218
Series 2018-C43, Class XB, IO	0.452(cc)	03/15/51		51,500	315,752
Series 2018-C46, Class XB, IO	0.473(cc)	08/15/51		104,789	825,465
Series 2020-C56, Class A4	2.194	06/15/53		2,876	2,682,052
WEST Trust,
Series 2025-ROSE, Class A, 144A	5.454(cc)	04/10/35		8,080	8,125,665

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $559,603,943)					553,554,902

CORPORATE BONDS 26.1%

Aerospace & Defense 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.250	06/15/26		80	79,776
Sr. Unsec’d. Notes	3.250	02/01/28		9,944	9,752,651
Sr. Unsec’d. Notes	3.625	02/01/31		3,940	3,757,138
Sr. Unsec’d. Notes	6.298	05/01/29		2,225	2,333,610
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		100	103,827
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	4.400	06/15/28		50	49,999
RTX Corp.,
Sr. Unsec’d. Notes	3.125	05/04/27		20	19,793
Sr. Unsec’d. Notes	7.200	08/15/27		30	31,102

					16,127,896

Agriculture 0.2%

BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28		140	134,465
Gtd. Notes(a)	5.350	08/15/32		5,925	6,089,321
BAT International Finance PLC (United Kingdom),
Gtd. Notes	4.448	03/16/28		70	70,022

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)

Cargill, Inc.,
Sr. Unsec’d. Notes, 144A, MTN	7.410%	06/18/27	1,773	$1,824,664
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A	3.875	07/26/29	1,655	1,619,434
Gtd. Notes, 144A, MTN	5.500	02/01/30	4,515	4,636,548

				14,374,454

Airlines 0.5%

American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29	1,400	1,401,120
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.750	10/20/28	19,819	19,833,635
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	3,365	3,380,029
United Airlines Holdings, Inc.,
Gtd. Notes	4.875	03/01/29	3,765	3,718,161
Gtd. Notes	5.375	03/01/31	3,125	3,081,525
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.625	04/15/29	749	738,973
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	8.750	01/15/32	710	687,152
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	2,920	2,949,521

				35,790,116

Apparel 0.1%

Gildan Activewear, Inc. (Canada),
Gtd. Notes, 144A	4.700	10/07/30	1,970	1,949,945
Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	7,408	7,056,799

				9,006,744

Auto Manufacturers 1.2%

American Honda Finance Corp.,
Sr. Unsec’d. Notes, Series A, MTN	4.900	04/10/31	2,630	2,625,881
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	12,800	12,730,765
Sr. Unsec’d. Notes	2.900	02/16/28	575	553,420
Sr. Unsec’d. Notes	3.625	06/17/31	7,385	6,730,374
Sr. Unsec’d. Notes	4.950	05/28/27	3,000	3,000,773
Sr. Unsec’d. Notes	5.113	05/03/29	6,800	6,757,893
Sr. Unsec’d. Notes	6.800	05/12/28	3,050	3,143,835
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	35	34,681
Sr. Unsec’d. Notes	1.500	06/10/26	335	333,984
Sr. Unsec’d. Notes	2.400	04/10/28	6,635	6,378,678
Sr. Unsec’d. Notes	5.000	04/09/27	70	70,412
Sr. Unsec’d. Notes	5.050	04/04/28	7,036	7,098,217
Sr. Unsec’d. Notes	5.350	07/15/27	1,177	1,188,677
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	2.100	09/15/28	6,130	5,780,676
Sr. Unsec’d. Notes, 144A	2.375	10/15/27	55	53,321
Sr. Unsec’d. Notes, 144A	3.500	11/02/26	105	104,475
Sr. Unsec’d. Notes, 144A	4.550	09/26/29	4,180	4,163,674
Sr. Unsec’d. Notes, 144A	5.600	03/30/28	30	30,517
Sr. Unsec’d. Notes, 144A, MTN	1.500	06/15/26	25	24,904
Sr. Unsec’d. Notes, 144A, MTN	1.800	01/10/28	15	14,324
Sr. Unsec’d. Notes, 144A, MTN	2.000	06/15/28	30	28,423

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  11

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN	5.300%	09/13/27	7,365	$7,344,826
Stellantis Finance US, Inc.,
Gtd. Notes, 144A	2.691	09/15/31	2,815	2,407,220
Gtd. Notes, 144A(a)	5.750	03/18/30	1,180	1,182,602
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A(a)	4.950	08/15/29	5,520	5,538,635
Gtd. Notes, 144A(a)	5.050	03/27/28	15,570	15,669,128

				92,990,315

Auto Parts & Equipment 0.1%

Aptiv Swiss Holdings Ltd.,
Gtd. Notes(a)	6.875(ff)	12/15/54	440	449,900
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A	6.750	02/15/30	500	515,485
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	755	774,117
Qnity Electronics, Inc.,
Sr. Sec’d. Notes, 144A	5.750	08/15/32	1,215	1,227,975
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	7,100	7,179,466

				10,146,943

Banks 5.9%

Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A	4.875	01/11/29	650	646,750
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.538(ff)	03/14/30	2,800	2,862,189
Sr. Non-Preferred Notes	5.552(ff)	03/14/28	13,600	13,710,254
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	2,780	2,521,197
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	530	524,639
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	1,665	1,486,724
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	7,680	7,110,273
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,200	1,150,437
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	675	672,237
Sr. Unsec’d. Notes, MTN(a)	4.271(ff)	07/23/29	2,325	2,312,581
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	8,620	7,834,431
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F	4.625(ff)	09/20/26(oo)	125	124,556
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.279(ff)	11/24/27	335	330,805
Sr. Unsec’d. Notes	4.476(ff)	11/11/29	9,645	9,602,634
Sr. Unsec’d. Notes	4.837(ff)	09/10/28	3,530	3,540,836
Sr. Unsec’d. Notes	5.086(ff)	02/25/29	3,155	3,182,030
Sr. Unsec’d. Notes	5.674(ff)	03/12/28	7,515	7,581,357
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32	4,415	4,006,333
Sr. Non-Preferred Notes, 144A, MTN	3.500	11/16/27	4,255	4,194,338
Sr. Preferred Notes, 144A	5.176(ff)	01/09/30	5,230	5,303,194
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	4.375	10/01/30	1,800	1,781,014
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	6,201	6,200,640
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	1,200	1,247,897
Citigroup, Inc.,
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	4,075	4,107,462
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	10,441	10,608,044

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	2.561%(ff)	05/01/32	2,685	$2,412,241
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	1,415	1,315,888
Sr. Unsec’d. Notes	3.200	10/21/26	1,695	1,687,191
Sr. Unsec’d. Notes	3.980(ff)	03/20/30	590	579,651
Sr. Unsec’d. Notes	4.542(ff)	09/19/30	24,120	24,023,213
Sub. Notes	4.450	09/29/27	6,500	6,503,269
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A	5.230(ff)	01/09/29	12,850	12,965,064
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	4.950(ff)	08/04/31	23,485	23,411,081
Sr. Non-Preferred Notes	5.297(ff)	05/09/31	6,625	6,690,760
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	3,095	3,067,166
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	9,335	8,265,220
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	2,640	2,376,154
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	275	271,077
Sr. Unsec’d. Notes	3.850	01/26/27	800	798,297
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,075	1,068,168
Sr. Unsec’d. Notes	4.369(ff)	10/21/31	6,540	6,416,319
Sr. Unsec’d. Notes	4.692(ff)	10/23/30	4,235	4,235,565
Sr. Unsec’d. Notes	6.484(ff)	10/24/29	8,600	8,971,890
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes(a)	4.858(ff)	03/25/29	7,285	7,331,544
JPMorgan Chase & Co.,
Jr. Sub. Notes	6.100(ff)	07/01/31(oo)	26,300	26,300,000
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%	6.437(c)	07/01/26(oo)	4,510	4,511,788
Sr. Unsec’d. Notes	2.069(ff)	06/01/29	6,015	5,730,191
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	375	369,526
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	4,500	4,480,417
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	1,550	1,537,753
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	6,920	6,911,463
Sr. Unsec’d. Notes	5.581(ff)	04/22/30	5,985	6,155,139
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A	4.932(ff)	10/16/30	5,005	5,033,944
KeyCorp,
Sr. Unsec’d. Notes, MTN(a)	2.550	10/01/29	2,460	2,303,585
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.750	01/11/27	800	797,782
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.309(ff)	07/20/32	6,285	5,548,058
Morgan Stanley,
Sr. Unsec’d. Notes	4.238(ff)	01/09/30	4,955	4,903,730
Sr. Unsec’d. Notes	4.493(ff)	01/16/32	20,910	20,569,254
Sr. Unsec’d. Notes	5.192(ff)	04/17/31	2,625	2,665,617
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	7,920	6,969,232
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	4,280	4,226,278
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,150	1,144,412
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	3,295	2,867,045
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	3,905	3,397,217
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	1,680	1,488,551
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	640	632,874
Sub. Notes, GMTN	4.350	09/08/26	5,505	5,501,675
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes	4.213(ff)	02/08/30	505	499,477
Sr. Unsec’d. Notes	4.734(ff)	07/18/31	15,295	15,270,468
PNC Bank NA,
Sub. Notes	4.050	07/26/28	350	347,198

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  13

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Rheinland-Pfalz Bank (Germany),
Sub. Notes, 144A	6.875%(cc)	02/23/28	10,000	$10,355,741
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	1.673(ff)	06/14/27	335	333,754
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A, MTN	5.250	02/19/27	8,055	8,102,589
Sr. Non-Preferred Notes, 144A, MTN(a)	5.500(ff)	04/13/29	11,465	11,616,489
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	3,365	3,570,025
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32	3,510	3,225,472
Wells Fargo & Co.,
Jr. Sub. Notes, Series GG	6.125(ff)	06/15/31(oo)	23,320	23,392,536
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	11,845	12,325,888
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	2,575	2,388,865
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	17,850	18,057,635

				458,564,278

Beverages 0.2%

Maple Parent Holdings Corp.,
Gtd. Notes, 144A	4.750	03/26/29	12,400	12,397,329

Biotechnology 0.0%

Amgen, Inc.,
Sr. Unsec’d. Notes	2.200	02/21/27	30	29,537
Sr. Unsec’d. Notes	5.150	03/02/28	335	339,622

				369,159

Building Materials 0.3%

Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	8.750	08/01/28	2,775	1,794,020
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27	2,239	1,666,917
Lennox International, Inc.,
Gtd. Notes	1.700	08/01/27	30	29,030
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	2,100	2,131,923
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	4,527	4,323,310
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	2,000	1,988,408
Vulcan Materials Co.,
Sr. Unsec’d. Notes	4.950	12/01/29	7,580	7,701,094

				19,634,702

Chemicals 0.3%

Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	4.500	01/10/28	2,000	1,243,000
Gtd. Notes, 144A	4.500	01/10/28	900	559,350
Gtd. Notes, 144A	4.500	01/31/30	1,457	859,630
Gtd. Notes, 144A	8.500	01/12/31	6,121	3,643,525
Celanese US Holdings LLC,
Gtd. Notes	6.850	11/15/28	655	684,517
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	335	337,603
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	3.750	06/23/31	407	374,196

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

OCP SA (Morocco), (cont’d.)
Sr. Unsec’d. Notes, 144A	6.750%	05/02/34		3,296	$3,463,272
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A(a)	7.250	06/15/31		4,600	4,625,725
Sr. Unsec’d. Notes, 144A	6.250	10/01/29		1,000	977,810
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26		1,020	1,015,894
Gtd. Notes	6.500	09/27/28		600	607,140
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	3.450	06/01/27		45	44,600
SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A	3.375	03/15/30		2,225	2,072,960
Syensqo Finance America LLC (Belgium),
Gtd. Notes, 144A(a)	5.650	06/04/29		5,705	5,840,634
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A	3.800	06/06/26		335	334,534

					26,684,390

Coal 0.0%

Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A	9.250	10/01/29		2,835	2,562,755

Commercial Services 0.6%

Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29		800	794,081
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		4,800	4,729,104
Sr. Sec’d. Notes, 144A	4.625	06/01/28		1,925	1,896,125
AMN Healthcare, Inc.,
Gtd. Notes, 144A(a)	4.000	04/15/29		5,275	5,040,914
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27		2,246	2,235,314
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29		4,434	4,548,955
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	1,614	1,885,311
Equifax, Inc.,
Sr. Unsec’d. Notes	5.100	06/01/28		330	333,571
ERAC USA Finance LLC,
Gtd. Notes, 144A	4.600	05/01/28		335	336,686
Georgetown University (The),
Unsec’d. Notes, Series A	5.215	10/01/2118		785	675,187
Global Payments, Inc.,
Sr. Unsec’d. Notes	2.150	01/15/27		80	78,717
Sr. Unsec’d. Notes	4.450	06/01/28		85	84,304
Sr. Unsec’d. Notes	4.500	11/15/28		9,325	9,251,202
Sr. Unsec’d. Notes	4.550	03/15/28		2,555	2,545,126
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31		4,045	4,052,583
Gtd. Notes, 144A(a)	7.000	06/15/30		2,845	2,960,879
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29		2,347	2,340,312
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/15/29		1,700	1,744,592

					45,532,963

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 15

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Computers 0.1%

Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes	4.450%	09/25/26		8,165	$8,174,509
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29		971	1,033,108

					9,207,617

Diversified Financial Services 1.3%

Ally Financial, Inc.,
Jr. Sub. Notes, Series D	7.100(ff)	08/15/31(oo)		2,440	2,437,582
Blackstone Private Credit Fund,
Sr. Sec’d. Notes^	5.610	05/03/27		2,925	2,914,765
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28		2,880	3,006,761
Capital One Financial Corp.,
Sr. Unsec’d. Notes	4.927(ff)	05/10/28		35	35,157
Sr. Unsec’d. Notes	7.149(ff)	10/29/27		4,450	4,505,483
Citadel Finance LLC,
Gtd. Notes, 144A	4.750	02/14/29		1,040	1,023,658
Gtd. Notes, 144A	5.150	02/14/31		660	644,817
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A, MTN	2.750	11/02/27		250	245,446
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	8.000	02/15/27		4,000	4,034,200
goeasy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A	7.625	07/01/29		500	447,830
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%^(x)	7.230(c)	05/31/26(d)		9,290	8,268,206
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A	5.000	08/15/28		750	718,868
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	5.125	04/28/31		19,240	18,985,777
LPL Holdings, Inc.,
Gtd. Notes	5.700	05/20/27		3,040	3,074,049
Gtd. Notes	6.750	11/17/28		1,710	1,790,606
Gtd. Notes, 144A	4.625	11/15/27		110	109,489
Navient Corp.,
Sr. Unsec’d. Notes	6.750	06/15/26		7,575	7,588,986
OMERS Finance Trust (Canada),
Gtd. Notes, 144A	5.500	11/15/33		7,850	8,310,496
OneMain Finance Corp.,
Gtd. Notes	3.500	01/15/27		745	734,759
Gtd. Notes	3.875	09/15/28		800	773,333
Gtd. Notes	6.625	05/15/29		3,075	3,130,387
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29		6,400	6,108,370
Gtd. Notes, 144A	7.875	12/15/29		5,000	5,192,650
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28		200	206,944
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	1,460	1,635,889
PRA Group, Inc.,
Gtd. Notes, 144A	8.375	02/01/28		2,165	2,199,916
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26		6,575	6,516,183
Gtd. Notes, 144A	3.875	03/01/31		6,675	6,199,583
Synchrony Financial,
Sr. Unsec’d. Notes	5.019(ff)	07/29/29		2,795	2,794,246

					103,634,436

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric 1.6%

AEP Texas, Inc.,
Sr. Unsec’d. Notes	3.950%	06/01/28	35	$34,644
AES Corp. (The),
Sr. Unsec’d. Notes	5.450	06/01/28	250	252,437
Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes	5.365(cc)	06/15/26	3,220	3,220,000
Alliant Energy Finance LLC,
Gtd. Notes, 144A	5.400	06/06/27	3,965	3,992,730
Black Hills Corp.,
Sr. Unsec’d. Notes	5.950	03/15/28	25	25,605
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	1.450	06/01/26	25	24,943
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A	4.688	05/15/29	3,011	2,971,857
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	2,375	2,359,873
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	1,950	1,955,646
Duke Energy Corp.,
Sr. Unsec’d. Notes	4.300	03/15/28	115	114,823
ENEL Finance International NV (Italy),
Gtd. Notes, 144A	5.125	06/26/29	12,260	12,426,150
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	2,389	2,424,082
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	5,213	5,289,553
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	8,356	8,789,676
Eversource Energy,
Sr. Unsec’d. Notes	2.900	03/01/27	125	123,537
Sr. Unsec’d. Notes	4.750	05/15/26	160	160,029
Sr. Unsec’d. Notes	5.450	03/01/28	150	152,278
Sr. Unsec’d. Notes, Series M	3.300	01/15/28	25	24,500
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A	3.250	03/15/28	90	87,987
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series FSA	8.625	06/15/29	108	121,007
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	1,158	1,304,829
Local Gov’t. Gtd. Notes, Series MBIA	8.250	01/15/27	395	405,462
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	5,320	5,226,315
Sr. Sec’d. Notes, EMTN	7.750	12/15/27	2,000	2,080,980
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes	7.500	06/09/28	4,980	5,219,040
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A	3.395	04/09/30	1,640	1,566,217
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	3.550	05/01/27	335	332,655
Gtd. Notes	4.625	07/15/27	185	185,728
Gtd. Notes	4.685	09/01/27	8,330	8,368,676
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	4,350	4,358,380
Gtd. Notes, 144A	3.375	02/15/29	2,449	2,338,514
Gtd. Notes, 144A	5.250	06/15/29	625	622,620
Gtd. Notes, 144A(a)	5.750	07/15/29	2,525	2,523,161
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	2,300	2,493,183
Pacific Gas & Electric Co.,
First Mortgage	3.300	12/01/27	175	171,737
First Mortgage	5.000	06/04/28	15,520	15,654,162
Southern Co. (The),
Sr. Unsec’d. Notes	3.250	07/01/26	220	219,670

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  17

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Vistra Corp.,
Jr. Sub. Notes, 144A	7.000%(ff)	12/15/26(oo)		5,200	$5,212,445
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		5,125	5,168,407
Vistra Operations Co. LLC,
Gtd. Notes, 144A	3.700	01/30/27		30	29,811
Gtd. Notes, 144A	4.375	05/01/29		1,200	1,178,959
Gtd. Notes, 144A	4.600	10/15/30		3,290	3,230,348
Gtd. Notes, 144A	5.000	07/31/27		5,091	5,090,994
Gtd. Notes, 144A	7.750	10/15/31		3,000	3,146,511
VoltaGrid LLC,
Sec’d. Notes, 144A	7.375	11/01/30		3,720	3,861,996
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	4.000	06/15/28		60	59,552

					124,601,709

Electrical Components & Equipment 0.1%

WESCO Distribution, Inc.,
Gtd. Notes, 144A(a)	5.250	04/15/31		1,085	1,085,251
Gtd. Notes, 144A	6.375	03/15/29		730	745,314
Gtd. Notes, 144A	6.625	03/15/32		540	559,027
Gtd. Notes, 144A	7.250	06/15/28		2,425	2,432,517

					4,822,109

Electronics 0.0%

TD SYNNEX Corp.,
Sr. Unsec’d. Notes	1.750	08/09/26		30	29,769

Engineering & Construction 0.2%

Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN	2.000	02/15/33	EUR	3,800	3,930,483
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	2,400	2,604,281
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A	4.250	10/27/27		200	197,200
MasTec, Inc.,
Sr. Unsec’d. Notes	5.900	06/15/29		920	947,983
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	4.250	10/31/26		3,509	3,501,561
Sr. Sec’d. Notes, 144A	3.875	04/30/28		1,560	1,539,720
Sr. Sec’d. Notes, 144A	4.250	10/31/26		3,796	3,787,952
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29		2,100	2,086,592

					18,595,772

Entertainment 0.3%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A(a)	4.625	10/15/29		12,490	12,053,542
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		1,350	1,321,547
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29		5,350	5,231,376
Penn Entertainment, Inc.,
Gtd. Notes, 144A	6.750	04/01/31		2,100	2,080,591
Sr. Unsec’d. Notes, 144A	4.125	07/01/29		2,300	2,186,251
Sr. Unsec’d. Notes, 144A	5.625	01/15/27		3,650	3,647,432

					26,520,739

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods 1.2%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	5.500%	03/31/31		525	$522,380
Gtd. Notes, 144A	5.625	03/31/32		4,175	4,124,050
Gtd. Notes, 144A	6.500	02/15/28		1,750	1,770,698
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		4,475	4,319,125
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes(a)	8.000	07/01/31	EUR	4,374	4,894,604
Sr. Sec’d. Notes	8.125	05/14/30	GBP	3,840	4,826,852
Sr. Sec’d. Notes, 144A	8.000	07/01/31	EUR	1,750	1,957,950
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes	3.000	02/02/29		680	652,003
Kellanova,
Sr. Unsec’d. Notes	4.300	05/15/28		13,929	13,938,817
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		335	334,559
Kroger Co. (The),
Sr. Unsec’d. Notes	2.650	10/15/26		335	332,587
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		6,975	6,683,123
Mars, Inc.,
Sr. Unsec’d. Notes, 144A	4.800	03/01/30		22,515	22,741,510
Smithfield Foods, Inc.,
Gtd. Notes, 144A	3.000	10/15/30		15,130	13,856,134
Gtd. Notes, 144A	4.250	02/01/27		2,800	2,796,921
US Foods, Inc.,
Gtd. Notes, 144A(a)	4.750	02/15/29		6,000	5,926,786

					89,678,099

Gas 0.1%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		1,075	1,079,358
NiSource, Inc.,
Sr. Unsec’d. Notes	5.200	07/01/29		4,720	4,812,686

					5,892,044

Healthcare-Products 0.1%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		7,220	7,017,875
Solventum Corp.,
Sr. Unsec’d. Notes	5.400	03/01/29		2,418	2,472,214
Stryker Corp.,
Sr. Unsec’d. Notes	2.125	11/30/27	EUR	430	497,353

					9,987,442

Healthcare-Services 0.3%

Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.829	08/15/28		1,175	1,165,216
Cigna Group (The),
Gtd. Notes	3.400	03/01/27		25	24,843
DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30		7,625	7,381,774
HCA, Inc.,
Gtd. Notes	3.125	03/15/27		70	69,343
Gtd. Notes	5.625	09/01/28		335	341,535

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  19

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A	5.200%	06/15/29	1,450	$1,468,940
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes	3.970	11/01/48	800	627,531
IQVIA, Inc.,
Sr. Sec’d. Notes	5.700	05/15/28	335	341,205
Sr. Sec’d. Notes	6.250	02/01/29	4,005	4,156,602
Laboratory Corp. of America Holdings,
Gtd. Notes	1.550	06/01/26	205	204,392
Gtd. Notes	3.600	09/01/27	335	331,801
LifePoint Health, Inc.,
Sr. Sec’d. Notes, 144A	9.875	08/15/30	2,180	2,312,435
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30	3,425	2,841,851
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	25	24,341
Sr. Sec’d. Notes	4.375	01/15/30	3,900	3,778,274
Sr. Sec’d. Notes	4.625	06/15/28	225	223,313

				25,293,396

Holding Companies-Diversified 0.1%

Clue Opco LLC,
Sr. Sec’d. Notes, 144A)(x)	9.500	10/15/31	6,506	6,664,509

Home Builders 0.3%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	4,550	4,353,828
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	2,050	2,048,091
Gtd. Notes(a)	7.250	10/15/29	2,200	2,218,429
Dream Finders Homes, Inc.,
Gtd. Notes, 144A	8.250	08/15/28	1,450	1,483,424
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	9.750	05/01/29	2,100	2,135,931
Lennar Corp.,
Gtd. Notes	4.750	11/29/27	135	135,465
Gtd. Notes	5.000	06/15/27	40	40,133
Gtd. Notes	5.250	06/01/26	3,145	3,143,234
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	834	829,237
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	2,500	2,468,856
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	8.750	02/15/29	875	907,240
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	4,895	4,885,280
Gtd. Notes	5.700	06/15/28	160	161,092

				24,810,240

Home Furnishings 0.0%

Whirlpool Corp.,
Sr. Unsec’d. Notes	6.125	06/15/30	3,270	3,202,980

See Notes to Financial Statements.

20

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Household Products/Wares 0.1%

ACCO Brands Corp.,
Gtd. Notes, 144A	4.250%	03/15/29	3,925	$3,506,201
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A	3.000	06/26/27	6,005	5,916,518

				9,422,719

Housewares 0.0%

Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375	05/15/30	1,390	1,361,725
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	965	1,007,972

				2,369,697

Insurance 0.1%

Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30	1,325	1,345,454
Arch Capital Finance LLC,
Gtd. Notes	4.011	12/15/26	135	134,624
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes(a)	4.850	12/15/29	2,820	2,845,688
Asurion LLC & Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A	8.000	12/31/32	3,840	4,013,684
Principal Financial Group, Inc.,
Sr. Unsec’d. Notes, 144A	4.111	02/15/28	335	332,143

				8,671,593

Internet 0.5%

Amazon.com, Inc.,
Sr. Unsec’d. Notes	4.250	03/13/31	7,485	7,409,743
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A	6.581	05/30/49	28,545	29,536,930
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	3,100	2,899,003

				39,845,676

Investment Companies 0.0%

Apollo Debt Solutions BDC,
Sr. Unsec’d. Notes, 144A(a)	5.700	01/23/31	3,460	3,402,054

Iron/Steel 0.2%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	2,897	2,902,561
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	4.625	03/01/29	2,400	2,313,865
Gtd. Notes, 144A	6.875	11/01/29	1,890	1,925,403
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	6.000	05/01/32	775	769,056
Sr. Unsec’d. Notes, 144A	6.250	05/01/34	490	484,125
Sr. Unsec’d. Notes, 144A	7.000	04/01/31	1,000	1,036,594
Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/28	3,842	3,986,075

				13,417,679

Leisure Time 0.2%

Carnival Corp.,
Gtd. Notes, 144A	5.125	05/01/29	3,760	3,738,280
Sr. Sec’d. Notes, 144A	4.000	08/01/28	1,975	1,925,415

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  21

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time (cont’d.)

Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A	3.050%	02/14/27	4,000	$3,949,281
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	7.000	09/15/30	600	616,377
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	1,750	1,826,247
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	3,600	3,638,664
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A	5.000	02/15/28	1,350	1,344,533

				17,038,797

Lodging 0.1%

MGM Resorts International,
Gtd. Notes	6.125	09/15/29	6,205	6,290,662
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A	5.250	05/15/27	4,100	4,101,653

				10,392,315

Machinery-Diversified 0.2%

Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30	400	415,337
CNH Industrial Capital LLC,
Gtd. Notes	1.450	07/15/26	45	44,722
IDEX Corp.,
Sr. Unsec’d. Notes	4.950	09/01/29	7,190	7,260,758
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	3,400	3,552,015
Weir Group, Inc. (United Kingdom),
Gtd. Notes, 144A	5.350	05/06/30	1,570	1,592,173

				12,865,005

Media 0.7%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A	5.375	06/01/29	1,750	1,723,350
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	2,347	2,346,808
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47	85	68,134
Sr. Sec’d. Notes	6.484	10/23/45	95	87,466
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	15	14,937
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	600	360,030
Gtd. Notes, 144A	4.125	12/01/30	750	447,285
Gtd. Notes, 144A	5.375	02/01/28	975	727,275
Gtd. Notes, 144A	5.500	04/15/27	9,497	8,013,094
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	1,000	352,909
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	725	666,676
Gtd. Notes	7.375	07/01/28	350	342,026
Gtd. Notes	7.750	07/01/26	14,875	14,831,604
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	4,350	4,487,139
EchoStar Corp.,
Sr. Sec’d. Notes	10.750	11/30/29	15,450	16,756,070

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Paramount Global,
Gtd. Notes	3.700%	06/01/28		25	$24,267
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	2,100	2,542,999
Sr. Sec’d. Notes	4.250	01/15/30	GBP	3,100	3,815,032

					57,607,101

Mining 0.3%

BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	5.000	02/21/30		6,215	6,334,924
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A(a)	8.625	06/01/31		5,475	5,700,953
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		1,230	1,231,230
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30		2,640	2,529,949
Gtd. Notes, 144A	6.875	01/30/30		1,350	1,383,651
PLS Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	6.875	05/01/31		395	404,373
Skeena Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A	8.500	04/01/31		3,685	3,858,379
Yamana Gold, Inc. (Canada),
Gtd. Notes	4.625	12/15/27		3,000	2,992,163

					24,435,622

Multi-National 0.2%

Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	5.820	06/16/28		3,000	3,101,910
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	6.000	04/26/27		8,350	8,505,708
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes	6.950	08/01/26		500	502,650
Unsec’d. Notes, MTN	6.750	07/15/27		1,895	1,947,893

					14,058,161

Office/Business Equipment 0.1%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26		2,545	2,519,304
Gtd. Notes	5.100	03/01/30		1,800	1,805,766

					4,325,070

Oil & Gas 1.8%

Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31		1,585	1,449,004
Sr. Unsec’d. Notes, 144A	3.750	01/15/30		13,595	13,083,220
Sr. Unsec’d. Notes, 144A	4.000	01/15/31		6,600	6,333,645
Antero Resources Corp.,
Gtd. Notes, 144A	5.375	03/01/30		3,175	3,194,020
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27		3,516	4,030,874
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.400	06/15/47		792	721,826
Comstock Resources, Inc.,
Gtd. Notes, 144A	6.750	03/01/29		3,009	3,004,952
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32		1,475	1,521,059

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  23

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Crescent Energy Finance LLC, (cont’d.)
Gtd. Notes, 144A	7.875%	04/15/32		2,415	$2,501,951
Gtd. Notes, 144A	9.750	10/15/30		7,350	7,850,170
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.250	10/15/27		20	20,004
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		1,545	1,552,725
Sr. Unsec’d. Notes	8.625	01/19/29		3,950	4,181,075
Expand Energy Corp.,
Gtd. Notes	5.375	02/01/29		3,150	3,150,798
Hess Corp.,
Sr. Unsec’d. Notes	4.300	04/01/27		55	55,048
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		1,025	1,013,818
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		1,650	1,658,059
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/19/27		200	200,300
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	3.800	04/01/28		75	74,120
Sr. Unsec’d. Notes	5.150	03/01/30		7,370	7,525,973
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29		676	665,541
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29		811	798,648
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29		676	665,540
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29		203	199,661
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.500	05/01/31		250	278,360
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	1,800	2,455,780
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.500	01/23/29		300	305,850
Gtd. Notes	6.625	06/15/38		74	68,857
Gtd. Notes	6.700	02/16/32		3,060	3,070,710
Gtd. Notes	9.500	09/15/27		2,500	2,662,500
Gtd. Notes(a)	10.000	02/07/33		4,590	5,384,070
Gtd. Notes, EMTN	2.750	04/21/27	EUR	762	886,272
Gtd. Notes, MTN	6.750	09/21/47		1,861	1,567,893
Gtd. Notes, MTN(a)	8.750	06/02/29		7,416	7,942,536
Phillips 66,
Gtd. Notes	3.900	03/15/28		70	69,332
SM Energy Co.,
Gtd. Notes, 144A	5.000	10/15/26		6,060	6,055,538
Gtd. Notes, 144A	6.750	08/01/29		1,650	1,692,724
Gtd. Notes, 144A	8.625	11/01/30		850	899,308
Gtd. Notes, 144A(a)	8.750	07/01/31		100	104,889
Sunoco LP,
Sr. Unsec’d. Notes, 144A	5.875	07/15/27		4,625	4,627,065
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29		1,425	1,399,011
Gtd. Notes, 144A	7.000	09/15/28		3,200	3,277,802
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29		660	684,889
Sr. Sec’d. Notes, 144A	8.750	02/15/30		1,861	1,942,020
Valero Energy Corp.,
Sr. Unsec’d. Notes(a)	2.150	09/15/27		1,420	1,377,835
Sr. Unsec’d. Notes	4.350	06/01/28		175	174,971
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.000	05/18/27		6,960	6,988,959

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Var Energi ASA (Norway), (cont’d.)
Sr. Unsec’d. Notes, 144A	5.875%	05/22/30	10,840	$11,189,580
Sr. Unsec’d. Notes, 144A	7.500	01/15/28	9,108	9,493,687

				140,052,469

Packaging & Containers 0.2%

Amcor Finance USA, Inc.,
Gtd. Notes	4.500	05/15/28	335	335,321
Ball Corp.,
Gtd. Notes	6.000	06/15/29	6,025	6,129,207
Berry Global, Inc.,
Sr. Sec’d. Notes	1.650	01/15/27	20	19,619
Sr. Sec’d. Notes, 144A	5.500	04/15/28	2,000	2,036,489
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30	3,340	3,029,907
Sr. Sec’d. Notes, 144A	6.750	04/15/32	1,375	1,292,814
Graphic Packaging International LLC,
Gtd. Notes, 144A(a)	3.500	03/01/29	6,275	5,942,847

				18,786,204

Pharmaceuticals 0.4%

1261229 BC Ltd.,
Sr. Sec’d. Notes, 144A	10.000	04/15/32	2,915	3,009,737
AbbVie, Inc.,
Sr. Unsec’d. Notes	2.950	11/21/26	170	168,974
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	1,800	1,740,877
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	01/30/28	975	831,500
Gtd. Notes, 144A	5.250	01/30/30	550	357,500
Gtd. Notes, 144A	5.250	02/15/31	25	14,849
Gtd. Notes, 144A	6.250	02/15/29	100	73,500
Gtd. Notes, 144A	7.000	01/15/28	200	175,506
Sr. Sec’d. Notes, 144A	4.875	06/01/28	1,404	1,314,495
Cencora, Inc.,
Sr. Unsec’d. Notes	3.450	12/15/27	85	83,702
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	75	66,348
Sr. Unsec’d. Notes	2.875	06/01/26	335	334,544
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	169	168,800
Gtd. Notes	5.250	06/15/46	955	776,349
Viatris, Inc.,
Gtd. Notes	2.700	06/22/30	20,736	18,897,077
Gtd. Notes(a)	3.850	06/22/40	5,190	3,979,638
Gtd. Notes	4.000	06/22/50	2,035	1,349,760

				33,343,156

Pipelines 1.4%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	2,150	2,147,605
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes	5.125	06/30/27	9,390	9,432,469
DT Midstream, Inc.,
Gtd. Notes, 144A	4.125	06/15/29	2,000	1,958,053

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  25

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125%(ff)	05/15/30(oo)	1,300	$1,335,767
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	12,515	12,548,613
Sr. Unsec’d. Notes	3.900	07/15/26	40	39,968
Sr. Unsec’d. Notes	4.400	03/15/27	80	80,087
Sr. Unsec’d. Notes	5.200	04/01/30	2,000	2,043,919
Sr. Unsec’d. Notes	5.250	07/01/29	5,535	5,651,578
Sr. Unsec’d. Notes	5.300	04/15/47	110	97,015
MPLX LP,
Sr. Unsec’d. Notes	4.125	03/01/27	20	19,974
Sr. Unsec’d. Notes	4.800	02/15/31	2,035	2,039,666
Sr. Unsec’d. Notes	5.200	03/01/47	20	17,636
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A	4.875	08/15/27	330	330,425
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	9,790	9,244,698
Gtd. Notes	4.950	10/15/32	1,390	1,379,661
Gtd. Notes	5.375	06/01/29	6,530	6,657,292
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	6,826	7,028,745
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes	4.250	05/15/28	50	49,777
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	4.000	03/15/28	135	134,011
Valero Energy Partners LP,
Gtd. Notes	4.500	03/15/28	120	119,974
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/30	5,450	5,609,999
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A(a)	9.000(ff)	09/30/29(oo)	1,550	1,531,640
Sr. Sec’d. Notes, 144A	8.125	06/01/28	1,025	1,048,495
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.125	12/15/30	4,445	4,583,618
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050	02/01/30	16,330	15,894,519
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.800	11/15/29	5,255	5,305,971
Sr. Unsec’d. Notes	4.900	03/15/29	5,615	5,674,154
Sr. Unsec’d. Notes	5.300	08/15/28	9,500	9,679,854

				111,685,183

Real Estate 0.0%

Five Point Operating Co. LP,
Gtd. Notes, 144A	8.000	10/01/30	925	948,421
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A	5.875	03/01/32	1,885	1,847,169
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29	525	508,857

				3,304,447

Real Estate Investment Trusts (REITs) 0.8%

Alexandria Real Estate Equities, Inc.,
Gtd. Notes	2.750	12/15/29	210	195,640
American Tower Corp.,
Sr. Unsec’d. Notes	1.500	01/31/28	150	142,669
Sr. Unsec’d. Notes	3.550	07/15/27	115	113,888
Sr. Unsec’d. Notes	3.650	03/15/27	335	333,122

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

American Tower Corp., (cont’d.)
Sr. Unsec’d. Notes	5.200%	02/15/29		7,955	$8,093,278
Sr. Unsec’d. Notes	5.250	07/15/28		110	111,722
Brandywine Operating Partnership LP,
Gtd. Notes	3.950	11/15/27		245	239,128
Crown Castle, Inc.,
Sr. Unsec’d. Notes	2.900	03/15/27		40	39,446
Sr. Unsec’d. Notes	3.700	06/15/26		295	294,660
Sr. Unsec’d. Notes	4.000	03/01/27		15	14,951
Sr. Unsec’d. Notes	5.600	06/01/29		3,715	3,809,662
CubeSmart LP,
Gtd. Notes	3.125	09/01/26		80	79,575
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	5.750	06/01/28		6,000	6,079,000
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28		100	95,791
Gtd. Notes	3.800	04/01/27		115	114,745
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27		1,175	1,145,538
Sr. Sec’d. Notes, 144A	8.500	02/15/32		325	337,581
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30		845	863,380
Sr. Sec’d. Notes, 144A	4.875	05/15/29		4,025	3,912,734
Realty Income Corp.,
Sr. Unsec’d. Notes	4.450	09/15/26		10	10,001
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29		3,550	3,417,508
Sr. Unsec’d. Notes	3.875	02/15/27		6,150	6,112,908
Starwood Property Trust, Inc.,
Gtd. Notes, 144A	5.250	10/15/28		925	922,211
Sr. Unsec’d. Notes, 144A	3.625	07/15/26		3,250	3,237,522
Sr. Unsec’d. Notes, 144A	4.375	01/15/27		6,150	6,124,749
Ventas Realty LP,
Gtd. Notes	3.250	10/15/26		85	84,570
Gtd. Notes	3.850	04/01/27		65	64,780
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	3.750	02/15/27		95	94,421
Gtd. Notes, 144A	4.250	12/01/26		600	598,608
Gtd. Notes, 144A	4.625	12/01/29		485	476,624
Gtd. Notes, 144A	5.750	02/01/27		13,940	14,008,569
Weyerhaeuser Co.,
Sr. Unsec’d. Notes	6.950	10/01/27		20	20,653

					61,189,634

Retail 0.4%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	3.875	01/15/28		1,275	1,249,500
Sr. Sec’d. Notes, 144A	5.625	09/15/29		610	614,471
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	3.550	07/26/27		2,930	2,899,138
AutoZone, Inc.,
Sr. Unsec’d. Notes	6.250	11/01/28		1,470	1,533,094
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A	7.375	08/31/32	GBP	575	794,168
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30		5,900	6,137,644
Sr. Sec’d. Notes, 144A	9.000	06/01/31		7,202	7,964,925

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  27

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000%	11/30/28	EUR	500	$617,258
Sr. Sec’d. Notes, 144A	12.000	11/30/28		400	426,752
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A	4.625	01/15/29		1,134	1,103,830
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A	3.875	06/01/29		2,425	2,322,484
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	3.500	03/01/27		25	24,888
Sr. Unsec’d. Notes, MTN	3.500	07/01/27		75	74,390
Park River Holdings, Inc.,
Sec’d. Notes, 144A	8.750	12/31/30		1,911	1,813,299

					27,575,841

Semiconductors 0.2%

Broadcom, Inc.,
Sr. Unsec’d. Notes	5.050	07/12/29		13,793	14,058,017
Entegris, Inc.,
Sr. Sec’d. Notes, 144A	4.750	04/15/29		1,832	1,819,948

					15,877,965

Shipbuilding 0.1%

Huntington Ingalls Industries, Inc.,
Gtd. Notes	2.043	08/16/28		3,500	3,319,820
Gtd. Notes	3.483	12/01/27		135	132,872

					3,452,692

Software 1.0%

CoreWeave, Inc.,
Gtd. Notes, 144A(a)	9.000	02/01/31		2,500	2,484,915
Gtd. Notes, 144A(a)	9.250	06/01/30		3,085	3,123,573
Gtd. Notes, 144A	9.750	10/01/31		705	709,368
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.650	03/01/28		335	317,816
Sr. Unsec’d. Notes	4.450	03/10/28		22,630	22,566,396
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.450	03/02/28		40	40,501
OAK-Eagle Acquireco, Inc.,
Sr. Sec’d. Notes, 144A	7.250	07/01/33		600	617,459
Oracle Corp.,
Sr. Unsec’d. Notes	2.650	07/15/26		110	109,608
Sr. Unsec’d. Notes(a)	4.950	02/04/31		17,510	17,133,267
Salesforce, Inc.,
Sr. Unsec’d. Notes	4.900	09/15/31		28,150	28,068,425
SS&C Technologies, Inc.,
Gtd. Notes, 144A	5.500	09/30/27		6,175	6,174,408
Workday, Inc.,
Sr. Unsec’d. Notes	3.500	04/01/27		110	109,232

					81,454,968

Telecommunications 1.4%

AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33		44	37,164
Sr. Unsec’d. Notes	3.800	02/15/27		55	54,856
Sr. Unsec’d. Notes	4.100	02/15/28		20	19,922

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.500%	05/15/35		70	$66,204
Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A	6.125	02/15/31		2,550	2,588,288
Cipher Compute LLC,
Sr. Sec’d. Notes, 144A(a)	7.125	11/15/30		2,198	2,279,362
Connect Holding II LLC,
Sr. Sec’d. Notes, 144A	10.500	04/03/31		15,400	15,686,294
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A	3.600	01/19/27		335	333,018
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A	0.000	12/31/30		356	36
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30		236	—
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A	8.625	08/01/32		6,240	6,474,000
Frontier Communications Holdings LLC,
Sec’d. Notes, 144A	6.750	05/01/29		3,900	3,900,000
Sr. Sec’d. Notes, 144A	5.000	05/01/28		10,871	10,871,000
Iliad Holding SAS (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28		550	552,810
Level 3 Financing, Inc.,
Gtd. Notes, 144A	8.500	01/15/36		7,155	7,674,619
Sr. Sec’d. Notes, 144A	7.000	03/31/34		4,690	4,875,860
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A	4.000	09/18/27	EUR	1,571	1,844,129
Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	4,975	5,998,545
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A	5.375	06/15/29		2,850	2,755,190
Meridian Arc Holdco LLC,
Sr. Sec’d. Notes, 144A	6.250	04/30/31		7,615	7,615,838
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes(a)	4.600	02/23/28		140	140,440
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A	4.567	07/16/27		10,450	10,475,671
PR RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A	6.500	05/01/31		5,225	5,179,093
SoftBank Group Corp. (Japan),
Sr. Unsec’d. Notes	5.750	07/08/32	EUR	600	675,290
Sr. Unsec’d. Notes	5.875	07/10/31	EUR	4,100	4,742,191
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A	5.875	03/01/31		8,030	7,900,528
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon 11.750% or PIK 11.750%^	11.750	03/01/28(d)	GBP	1,308	2
T-Mobile USA, Inc.,
Gtd. Notes	3.750	04/15/27		100	99,589
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	8.625	06/15/32		1,110	1,161,052
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000	01/31/29	GBP	1,430	1,836,193
WULF Compute LLC,
Sr. Sec’d. Notes, 144A	7.750	10/15/30		725	761,715

					106,598,899

Toys/Games/Hobbies 0.0%

Mattel, Inc.,
Gtd. Notes, 144A	5.875	12/15/27		335	335,033

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  29

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Transportation 0.3%

Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	5.050%	03/01/41		790	$766,536
Canadian Pacific Railway Co. (Canada),
Gtd. Notes	4.000	06/01/28		20	19,857
Fedex Freight Holding Co., Inc.,
Gtd. Notes, 144A	4.300	03/15/29		6,775	6,691,807
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN(a)	3.570	01/21/32		1,245	1,166,839
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes	5.875	07/05/34		73	74,556
RXO, Inc.,
Gtd. Notes, 144A	6.375	05/15/31		4,350	4,321,629
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	4.300	06/15/27		440	439,793
Sr. Unsec’d. Notes, MTN	5.650	03/01/28		335	342,193
Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625	02/15/30		7,516	7,262,497

					21,085,707

Trucking & Leasing 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	4.400	07/01/27		8,295	8,279,407
Sr. Unsec’d. Notes, 144A	5.750	05/24/26		335	335,260

					8,614,667

Water 0.0%

American Water Capital Corp.,
Sr. Unsec’d. Notes	2.950	09/01/27		175	172,051

TOTAL CORPORATE BONDS (cost $2,051,436,836)					2,048,503,310

FLOATING RATE AND OTHER LOANS 1.5%

Auto Parts & Equipment 0.2%

Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.402(c)	01/28/32		1,219	1,223,958
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.506(c)	11/17/28		8,036	8,023,802
Term B Loan, 3 Month SOFR + 5.100%	8.778(c)	11/17/28		2,890	2,886,069

					12,133,829

Chemicals 0.0%

TPC Group, Inc.,
Initial Term Loan, 6 Month SOFR + 5.750%	9.386(c)	12/16/31		3,292	3,133,055

Commercial Services 0.0%

OCS Group Investments Ltd. (United Kingdom),
Facility B5, SONIA + 5.250%	8.989(c)	11/28/31	GBP	1,875	2,541,838

Diversified Financial Services 0.1%

HPS Speciality Loan Fund VI GP (Luxembourg),
Term Loan, 3 Month SOFR + 2.000%^	5.692(c)	09/30/34		545	545,112
Term Loan, 3 Month SOFR + 3.200%^	6.892(c)	09/30/34		1,256	1,256,103

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Diversified Financial Services (cont’d.)

HPS Speciality Loan Fund VI IM (Luxembourg),
Term Loan, 3 Month SOFR + 2.000%^	5.692%(c)	09/30/34		818	$817,668
Term Loan, 3 Month SOFR + 3.200%^	6.892(c)	09/30/34		1,884	1,884,155

					4,503,038

Education 0.1%

International Schools Partnership (United Kingdom),
Term Loan, 3 Month SOFR + 4.500%^	8.171(c)	07/06/31		5,576	5,514,016

Holding Companies-Diversified 0.1%

Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	8.163(c)	12/19/30		8,001	7,940,992

Insurance 0.0%

Asurion LLC/Asurion Co-Issuer, Inc.,
New Term B-14 Loan, 1 Month SOFR + 3.750%	7.413(c)	02/23/33		924	908,193
Verisure Holding AB (PUBL) (Sweden),
Term Loan, 3 Month EURIBOR + 2.250%	4.281(c)	11/03/32	EUR	1,925	2,263,750

					3,171,943

Internet 0.0%

Diamond Sports Net LLC,
First Lien Exit Term Loan	24.000	01/02/28		425	76,490

Investment Companies 0.1%

Hurricane CleanCo Ltd. (United Kingdom),
Facility A^	12.500	10/31/29	GBP	3,066	4,316,628

Leisure Time 0.1%

ClubCorp Holdings, Inc.,
Term Loan, 3 Month SOFR + 4.750%^	8.450(c)	07/09/32		1,997	1,957,208
International Park Holdings BV (Netherlands),
2025 Facility B, 6 Month EURIBOR + 5.250%^	7.374(c)	01/30/32	EUR	5,225	6,055,667

					8,012,875

Media 0.2%

Radiate Holdco LLC,
First Out Term Loan, 1 Month SOFR + 5.114%	8.767(c)	09/25/29		17,530	15,949,578

Metal Fabricate/Hardware 0.1%

Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%^	10.200(c)	04/23/30		1,663	1,667,358
Initial Term Loan, 3 Month SOFR + 6.500%^	10.200(c)	04/23/30		6,791	6,808,378

					8,475,736

Pharmaceuticals 0.0%

Golden State Buyer, Inc.,
Term Loan, 1 Month SOFR + 5.250%^	8.915(c)	03/31/31		2,200	2,178,000

Retail 0.3%

CDR Firefly Bidco PLC (United Kingdom),
Facility B10, SONIA + 4.750%	8.481(c)	04/29/29	GBP	2,850	3,879,456
EG Finco Ltd. (United Kingdom),
(EUR) Term B Loan, 1 Month EURIBOR + 3.500%	5.510(c)	02/10/31	EUR	7,100	8,321,666

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  31

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Retail (cont’d.)

Peer Holding III BV (Netherlands),
Term B-6 Loan, 3 Month EURIBOR + 2.750%	4.877%(c)	07/01/31	EUR	7,875	$9,267,541
The Boots Group (United Kingdom),
Closing Date Sterling Term Loan, SONIA + 4.500%	8.231(c)	08/31/32	GBP	2,975	4,064,869
WSH Services Holding Ltd. (United Kingdom),
Facility B5, SONIA + 4.533%	8.265(c)	05/16/31	GBP	350	476,804

					26,010,336

Software 0.1%

Meta CW GPU,
Term Loan^	— (p)	03/31/32		3,097	3,097,063
Vantage Oracle TX,
Term Loan, 1 Month SOFR + 2.500%	6.170(c)	04/30/30		982	982,407

					4,079,470

Telecommunications 0.1%

CloudHQ VA B1,
Term Loan, 1 Month SOFR + 2.250%^	5.880(c)	01/29/30		4,462	4,462,307
CloudHQ VA B2 Quick,
Term Loan, 1 Month SOFR + 2.250%^	5.880(c)	03/06/30		1,751	1,751,242
CloudHQ VA B3 Quick,
Term Loan, 1 Month SOFR + 2.250%^	5.880(c)	03/06/30		1,839	1,839,223
Connect Holdings 2 LLC,
Delayed Draw Term B Loan	— (p)	04/03/31		2,600	2,476,994

					10,529,766

TOTAL FLOATING RATE AND OTHER LOANS (cost $115,962,217)					118,567,590

MUNICIPAL BONDS 0.1%

California 0.0%

University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45		25	22,927
Taxable, Revenue Bonds, Series J	4.131	05/15/45		25	22,333

					45,260

Michigan 0.1%

Michigan State University,
Taxable, Revenue Bonds, Series A	4.165	08/15/2122		3,520	2,478,132
University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122		4,600	3,523,032

					6,001,164

New Jersey 0.0%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40		100	117,280

Virginia 0.0%

University of Virginia,
Taxable, Revenue Bonds, Series C	4.179	09/01/2117		125	89,104

TOTAL MUNICIPAL BONDS (cost $8,428,975)					6,252,808

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES 4.1%

ATLX Trust,
Series 2024-RPL02, Class A1, 144A	3.850%(cc)	04/25/63	11,258	$10,936,420
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 5.000% (Cap N/A, Floor 4.000%)	8.649(c)	07/01/26	1,943	1,953,127
Chase Home Lending Mortgage Trust,
Series 2024-RPL02, Class A1A, 144A	3.250(cc)	08/25/64	1,288	1,141,825
CIM Trust,
Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	2,421	2,380,805
Series 2025-I01, Class A1, 144A	5.655(cc)	10/25/69	5,348	5,384,347
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A	4.590(cc)	09/25/47	19	17,975
Series 2024-RP02, Class A1, 144A	4.100(cc)	02/25/63	9,709	9,102,351
Series 2024-RP02, Class A2, 144A	4.231(cc)	02/25/63	890	764,020
Series 2024-RP02, Class B1, 144A	4.231(cc)	02/25/63	269	206,824
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63	97	77,641
Series 2024-RP02, Class B3, PO, 144A	10.996(s)	02/25/63	247	40,150
Series 2024-RP02, Class B4, PO, 144A	14.083(s)	02/25/63	447	47,288
Series 2024-RP02, Class M1, 144A	4.231(cc)	02/25/63	598	500,558
Series 2024-RP02, Class M2, 144A	4.231(cc)	02/25/63	456	352,168
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63	12	11,224
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63	12,716	1,272
Series 2025-RP01, Class A1, 144A	4.014(cc)	01/25/64	17,009	15,792,943
Series 2025-RP01, Class A2, 144A	4.014(cc)	01/25/64	824	616,388
Series 2025-RP01, Class B1, 144A	0.000(cc)	01/25/64	330	209,627
Series 2025-RP01, Class B2, 144A	0.000(cc)	01/25/64	209	119,859
Series 2025-RP01, Class B3, 144A	0.000(cc)	01/25/64	264	132,697
Series 2025-RP01, Class B4, 144A	0.000(cc)	01/25/64	245	100,922
Series 2025-RP01, Class M1, 144A	4.014(cc)	01/25/64	703	498,037
Series 2025-RP01, Class M2, 144A	2.939(cc)	01/25/64	439	297,356
Series 2025-RP01, Class SA, 144A	0.000(cc)	01/25/64	23	20,135
Series 2025-RP01, Class X, IO, 144A	0.000(cc)	01/25/64	20,023	2,002
COLT Mortgage Loan Trust,
Series 2025-07, Class A1, 144A	5.470(cc)	06/25/70	8,569	8,608,578
Series 2025-INV02, Class A1, 144A	5.601(cc)	02/25/70	5,440	5,472,625
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	9.895(c)	03/25/42	860	897,892
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	8.895(c)	03/25/42	340	351,900
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.345(c)	07/25/44	435	436,921
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	2,110	2,018,760
Cross Mortgage Trust,
Series 2025-H07, Class A1, 144A	4.934(cc)	09/25/70	8,018	7,984,844
EFMT,
Series 2025-INV03, Class A1, 144A	5.444(cc)	07/25/70	7,456	7,483,969
Fannie Mae REMIC,
Series 2012-132, Class KI, IO	3.000	12/25/32	1,180	78,048
Series 2012-144, Class EI, IO	3.000	01/25/28	293	4,112
Series 2012-148, Class IC, IO	3.000	01/25/28	470	5,605
Series 2013-13, Class IK, IO	2.500	03/25/28	297	4,825
Series 2013-49, Class AI, IO	3.000	05/25/33	901	57,802
Series 2015-59, Class CI, IO	3.500	08/25/30	224	5,188
Series 2016-20, Class DI, IO	3.500	04/25/31	1,024	53,863
Series 2018-24, Class BH	3.500	04/25/48	161	150,117
Series 2018-25, Class AG	3.500	04/25/47	449	437,698
Series 2018-57, Class QV	3.500	11/25/29	359	357,649
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	6.645(c)	12/25/50	100	106,309
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	7.645(c)	11/25/50	1,630	1,789,140
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.295(c)	01/25/34	155	155,762
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.045(c)	10/25/41	1,630	1,647,720
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.145(c)	10/25/41	146	146,541

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 33

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	6.995%(c)	09/25/41		200	$201,421
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	5.745(c)	09/25/41		3,080	3,087,647
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	5.995(c)	12/25/41		2,700	2,720,553
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	6.145(c)	01/25/42		110	111,068
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	6.545(c)	04/25/42		300	305,143
Freddie Mac REMIC,
Series 4046, Class PI, IO	3.000	05/15/27		161	1,775
Series 4060, Class IO, IO	3.000	06/15/27		86	881
Series 4131, Class BI, IO	2.500	11/15/27		538	8,177
Series 4146, Class KI, IO	3.000	12/15/32		1,250	83,361
Series 4153, Class IO, IO	3.000	01/15/28		543	5,975
Series 4172, Class KI, IO	3.000	10/15/32		1,461	64,660
Series 4182, Class EI, IO	2.500	03/15/28		468	8,681
Series 4186, Class JI, IO	3.000	03/15/33		3,839	213,366
Series 4314, Class PD	3.750	07/15/43		290	288,617
Series 4574, Class AI, IO	3.000	04/15/31		723	35,508
Series 4631, Class GP	3.500	03/15/46		1,038	997,049
Government National Mortgage Assoc.,
Series 2013-047, Class IA, IO	4.000	03/20/43		596	100,641
Series 2014-116, Class IT, IO	4.000	08/20/44		659	77,862
Series 2016-164, Class IG, IO	4.000	12/20/46		1,152	231,274
Series 2017-045, Class QA	3.000	11/20/42		604	598,095
Series 2018-05, Class IB, IO	4.000	01/20/48		478	98,519
GS Mortgage-Backed Securities Trust,
Series 2025-NQM03, Class A1, 144A	5.137(cc)	11/25/65		6,571	6,573,171
Series 2025-RPL01, Class A1, PO, 144A	0.000	01/25/64		14	13,795
Series 2025-RPL01, Class A1, PO, 144A	3.607(cc)	01/25/64		16,294	14,419,394
HOMES Trust,
Series 2025-AFC03, Class A1, 144A	4.932(cc)	08/25/60		12,816	12,772,405
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.036(c)	01/24/63	EUR	3,433	4,036,944
Series 2025-RPL2A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.036(c)	08/24/75	EUR	4,759	5,591,743
Legacy Mortgage Asset Trust,
Series 2025-PR01, Class A1, 144A	6.000(cc)	01/25/61		16,510	16,396,350
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		4,750	4,761,810
Lincoln Senior Participation Trust,
Series 2024-01, Class A1X, 144A, 1 Month SOFR + 2.200%^	2.750	06/27/27		9,000	9,000,000
Lugo Funding DAC (Spain),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.041(c)	05/26/66	EUR	4,958	5,807,703
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62		10	9,779
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-DSC02, Class A1, 144A	5.443(cc)	07/25/70		9,633	9,665,601
Series 2025-DSC03, Class A1, 144A	4.912(cc)	09/25/70		10,623	10,593,427
Series 2025-NQM04, Class A1B, 144A	5.588(cc)	06/25/70		3,276	3,288,726
Series 2025-NQM05, Class A1, 144A	5.439(cc)	07/25/70		5,894	5,915,075
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	4.519(c)	01/25/48		160	158,315
NLT Trust,
Series 2025-INV01, Class A1, 144A	5.506(cc)	02/25/70		11,963	12,011,860
Series 2025-INV01, Class A2, 144A	5.708(cc)	02/25/70		1,341	1,345,556
Series 2025-INV01, Class A3, 144A	5.860(cc)	02/25/70		2,302	2,307,556
Series 2025-INV01, Class AIOS, 144A	0.399(cc)	02/25/70		18,386	107,821
Series 2025-INV01, Class B1, 144A	6.588(cc)	02/25/70		750	739,468
Series 2025-INV01, Class B2, 144A	6.588(cc)	02/25/70		590	572,548
Series 2025-INV01, Class B3, 144A	6.588(cc)	02/25/70		370	342,559
Series 2025-INV01, Class M1, 144A	6.314(cc)	02/25/70		1,070	1,074,933
Series 2025-INV01, Class XS, 144A^	0.901(cc)	02/25/70		18,386	459,643

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
NYMT Loan Trust,
Series 2025-CP01, Class A1, 144A	3.750%(cc)	11/25/69		10,483	$10,095,351
OBX Trust,
Series 2025-NQM10, Class A1, 144A	5.453(cc)	05/25/65		4,735	4,756,960
Series 2025-NQM11, Class A1, 144A	5.418(cc)	05/25/65		8,505	8,541,963
Series 2025-NQM13, Class A1, 144A	5.441(cc)	05/25/65		9,796	9,842,531
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.145(c)	05/25/33		8,301	8,368,158
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	6.998(c)	03/29/27		6,094	6,139,284
PRET Trust,
Series 2024-RPL02, Class A1, 144A	4.075(cc)	06/25/64		3,858	3,675,630
PRPM LLC,
Series 2024-06, Class A1, 144A	5.699(cc)	11/25/29		6,611	6,614,751
Series 2024-RPL02, Class A1, 144A	3.500(cc)	05/25/54		1,132	1,105,518
Series 2025-RCF02, Class A1, 144A	4.000(cc)	10/25/64		3,942	3,850,141
Series 2025-RPL01, Class A1, 144A	4.000(cc)	03/25/55		6,046	5,915,557
Series 2025-RPL01, Class A2, 144A	4.000(cc)	03/25/55		1,267	1,222,992
Series 2025-RPL01, Class A3, 144A	4.000(cc)	03/25/55		747	719,131
Series 2025-RPL01, Class M1A, 144A	4.000(cc)	03/25/55		729	698,069
Series 2025-RPL01, Class M1B, 144A	4.000(cc)	03/25/55		257	244,462
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM02, Class A1, 144A	5.732(cc)	02/25/65		6,697	6,744,002
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 3A1	4.715(cc)	12/25/34		60	56,534
Verus Securitization Trust,
Series 2025-02, Class A1, 144A	5.307(cc)	03/25/70		6,180	6,198,175
Series 2025-08, Class A1, 144A	4.869(cc)	09/25/70		4,751	4,734,896
Series 2025-09, Class A1, 144A	4.935(cc)	10/27/70		4,456	4,445,083

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $318,038,309)					320,139,472

SOVEREIGN BONDS 2.8%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125	07/09/30	EUR	3,995	3,926,815
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		8,556	7,384,137
Sr. Unsec’d. Notes	1.000	07/09/29		17,082	15,254,245
Sr. Unsec’d. Notes	3.875(cc)	07/09/35	EUR	1,168	987,678
Sr. Unsec’d. Notes	5.000(cc)	01/09/38		3,762	2,921,193
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes	7.000	10/12/28		2,000	2,020,020
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30		1,005	912,540
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333	02/15/28		10,991	11,045,754
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes	6.250	05/22/36		11,540	11,493,840
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	3.750	09/19/28	EUR	11,680	13,509,463
Sr. Unsec’d. Notes	4.500	03/15/29		7,515	7,285,417
Sr. Unsec’d. Notes	5.375	01/21/29		4,395	4,369,289
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		3,407	3,410,066
Sr. Unsec’d. Notes	5.950	01/25/27		1,800	1,814,400
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		3,513	3,516,162
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		620	624,960
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		973	987,595
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A	8.750	01/29/34		10,600	10,816,842
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	4,595	5,179,686

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  35

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Ivory Coast Government International Bond (Ivory Coast), (cont’d.)
Sr. Unsec’d. Notes	5.250%	03/22/30	EUR	6,546	$7,677,028
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	8,218	9,672,255
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, MTN	1.375	02/10/31		10,000	8,729,073
Japan International Cooperation Agency (Japan),
Gov’t. Gtd. Notes	2.125	10/20/26		10,000	9,914,007
Gov’t. Gtd. Notes	4.000	05/23/28		10,760	10,725,884
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes	2.375	12/15/27		10,000	9,646,800
Province of Alberta (Canada),
Sr. Unsec’d. Notes	3.300	03/15/28		1,510	1,489,970
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes, Series 12Y	3.750	07/24/26	EUR	20,000	23,464,550
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	4.625	03/04/33	EUR	7,000	7,781,666
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	10,500	13,198,281
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	4,492	4,871,625
Sr. Unsec’d. Notes	6.250	05/26/28		2,135	2,191,407
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	2,410	2,613,672
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	492	481,437

TOTAL SOVEREIGN BONDS (cost $212,301,334)					219,917,757

U.S. GOVERNMENT AGENCY OBLIGATIONS 3.6%
Federal Farm Credit Bank	1.230	07/29/30		6,600	5,852,824
Federal Farm Credit Bank	1.550	07/26/30		550	491,816
Federal Farm Credit Bank	2.150	12/01/31		20,000	17,762,929
Federal Farm Credit Bank	2.200	12/09/31		10,000	8,902,542
Federal Home Loan Mortgage Corp.	2.500	09/01/46		4,874	4,178,936
Federal Home Loan Mortgage Corp.	2.500	11/01/51		14,539	12,420,158
Federal Home Loan Mortgage Corp.	2.500	01/01/52		845	721,525
Federal Home Loan Mortgage Corp.	2.500	02/01/52		1,213	1,030,141
Federal Home Loan Mortgage Corp.	3.000	02/01/52		5,862	5,145,607
Federal Home Loan Mortgage Corp.	3.500	10/01/45		4,279	4,007,762
Federal Home Loan Mortgage Corp.	3.500	02/01/52		997	913,551
Federal Home Loan Mortgage Corp.	4.000	05/01/52		28,217	26,556,956
Federal Home Loan Mortgage Corp.	5.000	08/01/52		2,852	2,824,944
Federal Home Loan Mortgage Corp.	5.500	11/01/52		24,858	25,118,329
Federal Home Loan Mortgage Corp.	6.750	03/15/31		545	609,186
Federal National Mortgage Assoc.	2.500	TBA		3,000	2,511,609
Federal National Mortgage Assoc.	2.500	12/01/34		4,448	4,197,103
Federal National Mortgage Assoc.	2.500	09/01/51		2,056	1,735,120
Federal National Mortgage Assoc.	2.500	10/01/51		2,095	1,764,782
Federal National Mortgage Assoc.	3.000	08/01/43		317	288,794
Federal National Mortgage Assoc.	3.000	10/01/51		506	445,015
Federal National Mortgage Assoc.	3.000	10/01/51		4,359	3,834,839
Federal National Mortgage Assoc.	3.000	12/01/51		1,727	1,520,350
Federal National Mortgage Assoc.	3.000	01/01/52		1,663	1,470,528
Federal National Mortgage Assoc.	3.000	03/01/52		3,943	3,460,432
Federal National Mortgage Assoc.	3.500	09/01/51		6,003	5,501,822
Federal National Mortgage Assoc.	4.000	04/01/52		880	833,546
Federal National Mortgage Assoc.	4.000	04/01/52		1,028	965,297
Federal National Mortgage Assoc.	4.000	05/01/52		6,481	6,099,896
Federal National Mortgage Assoc.	5.000	08/01/52		3,663	3,627,923
Federal National Mortgage Assoc.	5.000	10/01/52		7,035	6,969,797
Federal National Mortgage Assoc.	5.500	TBA		34,000	34,131,940
Federal National Mortgage Assoc.	5.500	10/01/52		2,224	2,245,079
Federal National Mortgage Assoc.	5.500	11/01/52		3,787	3,832,150

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.500%	12/01/54	10,538	$10,596,493
Federal National Mortgage Assoc.	6.000	TBA	2,000	2,039,556
Federal National Mortgage Assoc.	6.000	11/01/52	4,232	4,351,256
Federal National Mortgage Assoc.	6.000	12/01/52	5,036	5,187,834
Federal National Mortgage Assoc.	6.000	10/01/54	336	343,268
Federal National Mortgage Assoc.	6.500	01/01/53	6,356	6,591,407
Federal National Mortgage Assoc.	6.625	11/15/30	605	669,120
Federal National Mortgage Assoc.	7.125	01/15/30	580	641,818
Government National Mortgage Assoc.	3.500	09/20/51	1,977	1,806,943
Government National Mortgage Assoc.	3.500	12/20/51	20,574	18,793,697
Government National Mortgage Assoc.	3.500	02/20/52	11,840	10,810,339
Government National Mortgage Assoc.	3.500	04/20/52	2,921	2,660,800
Government National Mortgage Assoc.	4.000	03/20/52	1,001	944,236
Government National Mortgage Assoc.	4.500	07/20/52	2,111	2,053,151
Government National Mortgage Assoc.	4.500	09/20/52	5,084	4,941,318
Resolution Funding Corp. Principal Strips, Bonds	5.143(s)	01/15/30	4,065	3,495,839
U.S. Department of Housing & Urban Development, U.S. Gov’t. Gtd. Notes	4.480	08/01/30	553	550,618
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.250	10/15/30	2,500	2,434,778

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $280,265,774)				280,885,699

U.S. TREASURY OBLIGATIONS 31.5%
U.S. Treasury Bonds(k)	4.750	05/15/55	345	331,685
U.S. Treasury Bonds(h)(k)	4.875	08/15/45	565	558,202
U.S. Treasury Notes	0.500	04/30/27	213,615	206,797,678
U.S. Treasury Notes(k)	0.750	05/31/26	5,870	5,854,637
U.S. Treasury Notes	0.750	01/31/28	91,110	86,312,489
U.S. Treasury Notes(k)	2.250	02/15/27	243,000	240,171,328
U.S. Treasury Notes	2.750	07/31/27	17,310	17,082,130
U.S. Treasury Notes	3.125	08/31/27	55,050	54,529,606
U.S. Treasury Notes(h)	3.375	11/30/27	498,010	494,177,657
U.S. Treasury Notes(k)	3.375	12/31/27	137,465	136,342,727
U.S. Treasury Notes	3.375	02/29/28	157,880	156,498,550
U.S. Treasury Notes	3.500	09/30/27	236,285	235,103,575
U.S. Treasury Notes	3.500	01/31/28	69,470	69,019,531
U.S. Treasury Notes	3.500	01/15/29	410	405,740
U.S. Treasury Notes	3.500	02/15/29	315	311,629
U.S. Treasury Notes(k)(kk)	3.500	11/30/30	17,650	17,277,695
U.S. Treasury Notes	3.625	08/31/27	138,670	138,252,907
U.S. Treasury Notes	3.625	08/31/29	265	262,371
U.S. Treasury Notes	3.625	08/31/30	480	472,800
U.S. Treasury Notes	3.625	12/31/30	920	904,978
U.S. Treasury Notes	3.875	12/31/27	19,770	19,764,594
U.S. Treasury Notes	3.875	03/31/28	132,305	132,279,159
U.S. Treasury Notes	3.875	04/15/29	300	299,695
U.S. Treasury Notes	3.875	07/31/30	1,633	1,625,600
U.S. Treasury Notes	4.000	01/15/27	63,305	63,426,170
U.S. Treasury Notes(k)	4.125	02/28/27	167,090	167,586,048
U.S. Treasury Notes(h)	4.250	08/15/35	5,575	5,526,654
U.S. Treasury Notes	4.375	12/15/26	211,905	212,774,142
U.S. Treasury Strips Coupon(k)	1.020(s)	05/15/33	75	55,688
U.S. Treasury Strips Coupon(k)	1.398(s)	11/15/41	855	391,010
U.S. Treasury Strips Coupon(h)(k)	1.450(s)	08/15/42	465	203,094
U.S. Treasury Strips Coupon(h)(k)	2.027(s)	05/15/39	1,120	598,240
U.S. Treasury Strips Coupon(h)(k)	2.056(s)	11/15/38	2,240	1,233,324
U.S. Treasury Strips Coupon(h)(k)	2.058(s)	02/15/39	2,275	1,233,048
U.S. Treasury Strips Coupon(k)	2.420(s)	08/15/40	1,500	740,404
U.S. Treasury Strips Coupon(k)	2.857(s)	05/15/31	100	81,512
U.S. Treasury Strips Coupon(k)	3.019(s)	11/15/35	140	91,510

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  37

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon(k)	4.805%(s)	02/15/42	45	$20,248

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,475,731,222)				2,468,598,055

			Shares

AFFILIATED EXCHANGE-TRADED FUNDS 2.1% Fixed Income
PGIM Active High Yield Bond ETF			678,189	23,804,434
PGIM Corporate Bond 0-5 Year ETF			2,275,000	113,829,625
PGIM Corporate Bond 5-10 Year ETF			500,000	24,994,550

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS (cost $164,087,531)(wa)				162,628,609

COMMON STOCKS 0.1%

Chemicals 0.0%

TPC Group, Inc.*			17,363	341,478

Interactive Media & Services 0.0%

Diamond Sports Group LLC*(x)			57,273	11,798

Wireless Telecommunication Services 0.1%

Digicel International Finance Ltd. (Jamaica)*			257,178	6,525,892

TOTAL COMMON STOCKS (cost $648,801)				6,879,168

PREFERRED STOCKS 0.1%

Capital Markets 0.0%

State Street Corp., 5.350%(ff), Series G, Maturing 06/15/26(oo)			5,000	111,300

Consumer Staples Distribution & Retail 0.1%

QXO, Inc., Series C, 4.750%, Maturing 04/01/33			715	7,955,265

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica)*^			16,694	215,743

TOTAL PREFERRED STOCKS (cost $7,333,730)				8,282,308

OPTION PURCHASED*~ 0.0% (cost $62,283)				111,803

			Units

WARRANTS* 0.0%

Interactive Media & Services

Diamond Sports Group LLC, expiring 06/30/26(x) (cost $0)			107,119	1

TOTAL LONG-TERM INVESTMENTS, BEFORE LONG-TERM OPTIONS WRITTEN 99.6% (cost $7,762,345,818)				7,799,271,914

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Units	Value

OPTIONS WRITTEN*~ (0.0)%
(premiums received $0)		$(52,206)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN 99.6% (cost $7,762,345,818)		7,799,219,708

	Shares

SHORT-TERM INVESTMENTS 1.7%

AFFILIATED MUTUAL FUNDS 1.7%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wa)	74,680,655	74,680,655
PGIM Institutional Money Market Fund (7-day effective yield 3.844%) (cost $57,476,324; includes $57,267,746 of cash collateral for securities on loan)(b)(wa)	57,522,111	57,487,597

TOTAL AFFILIATED MUTUAL FUNDS (cost $132,156,979)		132,168,252

OPTIONS PURCHASED*~ 0.0% (cost $1,584,842)		2,533,336

TOTAL SHORT-TERM INVESTMENTS (cost $133,741,821)		134,701,588

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN 101.3% (cost $7,896,087,639)		7,933,921,296

OPTIONS WRITTEN*~ (0.0)%
(premiums received $1,415,709)		(2,611,892)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN 101.3% (cost $7,894,671,930)		7,931,309,404

Liabilities in excess of other assets(z) (1.3)%		(102,713,063)

NET ASSETS 100.0%		$7,828,596,341

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $67,406,674 and 0.9% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $55,922,797; cash collateral of $57,267,746 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2026.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  39

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

(x)	Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets

Clue Opco LLC, Sr. Sec’d. Notes, 144A, 9.500%, 10/15/31	03/06/25-02/24/26	$6,356,273	$6,664,509	0.1%

Diamond Sports Group LLC*	01/02/25	149,955	11,798	0.0

Diamond Sports Group LLC, expiring 06/30/26	01/02/25	—	1	0.0

Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%, 7.230%(c),

05/31/26^(d)	05/18/21	9,290,119	8,268,206	0.1

Total		$15,796,347	$14,944,514	0.2%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at April 30, 2026:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

CloudHQ VA B1, Delayed Draw Term Loan, —%(p), Maturity Date 01/29/30 (cost $3,550,980)^	3,551	$3,550,980	$—	$—

CloudHQ VA B1, Delayed Draw Term Loan, —%(p), Maturity Date 01/29/30 (cost $1,155,240)^	1,155	1,155,240	—	—

CloudHQ VA B2 , Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $1,270,975)^	1,271	1,270,975	—	—

CloudHQ VA B2 QUICK, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $2,577,966)^	2,578	2,577,966	—	—

CloudHQ VA B3 , Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $1,412,746)^	1,413	1,412,746	—	—

CloudHQ VA B3 QUICK, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $1,174,127)^	1,174	1,174,127	—	—

ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $129,163)^	131	128,285	—	(878)

ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $215,272)^	218	213,809	—	(1,463)

Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $2,520,000)^	2,520	2,526,300	6,300	—

HPS Speciality Loan Fund VI GP, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $1,499,058)^	1,499	1,499,058	—	—

HPS Speciality Loan Fund VI GP, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $3,624,755)^	3,625	3,624,755	—	—

HPS Speciality Loan Fund VI IM, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $2,248,586)^	2,249	2,248,586	—	—

HPS Speciality Loan Fund VI IM, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $5,437,131)^	5,437	5,437,131	—	—

Meta CW GPU, Delayed Draw Term Loan, 0.000%, Maturity Date 03/31/32 (cost $12,402,937)^	12,403	12,402,937	—	—

Vantage Oracle TX, Delayed Draw Term Loan, 0.000%, Maturity Date 04/30/30 (cost $9,195,225)	9,195	9,195,225	—	—

		$48,418,120	$6,300	$(2,341)

Unfunded preferred stock commitment outstanding at April 30, 2026:

Issuer	Shares	Current Value	Unrealized Appreciation	Unrealized Depreciation

QXO, Inc., 4.750%, Maturity Date 12/31/79 (cost $3,580,000)	358	$3,580,000	$—	$—

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—	26,280	$—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—	52,560	—
Currency Option USD vs CLP	Call	MSI	05/04/26	1,200.00	—	4,678	—
Currency Option USD vs INR	Call	CITI	05/04/26	110.00	—	4,678	—
Currency Option USD vs INR	Call	MSI	05/04/26	110.00	—	9,383	—
Currency Option USD vs PLN	Call	MSI	06/11/26	3.76	—	9,408	22,071
Currency Option USD vs COP	Put	MSI	05/04/26	3,200.00	—	14,054	—
Currency Option USD vs CZK	Put	MSI	05/04/26	19.00	—	4,678	—
Currency Option USD vs CZK	Put	CITI	05/04/26	21.40	—	4,678	141,122
Currency Option USD vs HUF	Put	CITI	06/11/26	260.00	—	9,408	16
Currency Option USD vs HUF	Put	MSI	06/11/26	320.00	—	9,408	333,287

Total OTC Traded (cost $362,715)							$496,496

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/ 2.199%	EUR 47,075	$111,803
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.660%	13,869	27,377
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/2.199%	2.80%(A)	EUR 54,710	173,161
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/2.199%	10.29%(A)	EUR 54,710	255
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	3.82%	1 Day SOFR(T)/3.660%	3.82%(T)	80,735	245,290
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	11.07%	1 Day SOFR(T)/3.660%	11.07%(T)	80,735	278
2-Year Interest Rate Swap, 07/27/28	Put	CITI	07/23/26	3.74%	1 Day SOFR(A)/3.660%	3.74%(A)	48,315	143,292
2-Year Interest Rate Swap, 07/27/28	Put	CITI	07/23/26	8.00%	1 Day SOFR(A)/3.660%	8.00%(A)	48,315	9
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/3.660%	3.21%(A)	76,480	850,875
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/3.660%	8.19%(A)	76,480	372
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/3.660%	3.89%(A)	13,869	72,080
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$106.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)	12,785	116,541
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$106.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)	12,785	116,541
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$106.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)	25,570	233,082
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	06/17/26	0.60%	CDX.NA.IG.46.V1(Q)	1.00%(Q)	55,365	57,687

Total OTC Swaptions (cost $1,284,410)								$2,148,643

Total Options Purchased (cost $1,647,125)								$2,645,139

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs PLN	Call	CITI	06/11/26	3.76	—	9,408	$(22,071)
Currency Option USD vs CZK	Put	MSI	05/04/26	21.40	—	4,678	(141,122)
Currency Option USD vs HUF	Put	CITI	06/11/26	320.00	—	9,408	(333,287)

Total OTC Traded (premiums received $243,309)							$(496,480)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/2.199%	1.74%(A)	EUR 47,075	$(52,206)
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.660%	3.09%(A)	13,869	(13,922)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.199%	EUR 109,420	(164,962)
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	4.27%	4.27%(T)	1 Day SOFR(T)/ 3.660%	161,470	(253,220)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  41

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

2-Year Interest Rate Swap, 07/27/28	Put	CITI	07/23/26	3.93%	3.93%(A)	1 Day SOFR(A)/ 3.660%	96,630	$(155,332)

2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.660%	76,480	(553,005)

2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.660%	76,480	(388,789)

5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.660%	13,869	(126,490)

CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$104.00	5.00%(Q)	CDX.NA.HY.46.V1(Q)	19,175	(93,411)

CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$104.00	5.00%(Q)	CDX.NA.HY.46.V1(Q)	19,175	(93,411)

CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$104.50	5.00%(Q)	CDX.NA.HY.46.V1(Q)	38,350	(215,509)
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	06/17/26	0.70%	1.00%(Q)	CDX.NA.IG.46.V1(Q)	110,730	(57,361)

Total OTC Swaptions (premiums received $1,172,400)								$(2,167,618)

Total Options Written (premiums received $1,415,709)								$(2,664,098)

Futures contracts outstanding at April 30, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
8,889	2 Year U.S. Treasury Notes	Jun. 2026	$1,841,134,125	$(11,015,382)
255	10 Year Australian Treasury Bonds	Jun. 2026	19,655,404	(207,903)
135	10 Year Euro-Bund	Jun. 2026	19,862,383	(559,420)
704	20 Year U.S. Treasury Bonds	Jun. 2026	79,442,000	(3,022,520)

				(14,805,225)

Short Positions:
135	5 Year Euro-Bobl	Jun. 2026	18,292,215	389,811
994	5 Year U.S. Treasury Notes	Jun. 2026	107,188,924	276,353
1,163	10 Year U.S. Treasury Notes	Jun. 2026	128,620,531	517,393
425	10 Year U.S. Ultra Treasury Notes	Jun. 2026	47,965,237	1,141,622
91	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	10,467,844	282,621
88	Euro Schatz Index	Jun. 2026	10,921,987	122,823

				2,730,623

				$(12,074,602)

Bond forward contracts outstanding at April 30, 2026:

Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Bond Forward Contracts:
U.S. Treasury Note 3.375%, 02/29/28	GSI	06/11/26	590,300	$99.81	$589,164,888	$585,470,165	$—	$(3,694,723)
3.375%, 02/29/28	JPM	06/17/26	224,970	$99.55	223,953,556	223,140,319	—	(813,237)

					$813,118,444	$808,610,484	$—	$(4,507,960)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Forward foreign currency exchange contracts outstanding at April 30, 2026:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/05/26	CITI	BRL	12,809	$2,469,588	$2,583,155	$113,567	$—
Expiring 05/05/26	DB	BRL	50,982	9,677,897	10,281,822	603,925	—
Expiring 05/05/26	DB	BRL	24,886	4,685,000	5,018,929	333,929	—
Expiring 05/05/26	RBC	BRL	50,982	9,694,275	10,281,822	587,547	—
Chilean Peso,
Expiring 06/17/26	CITI	CLP	4,377,501	4,695,000	4,865,164	170,164	—
Expiring 06/17/26	MSI	CLP	463,787	507,842	515,454	7,612	—
Chinese Renminbi,
Expiring 06/17/26	BOA	CNH	127,609	18,651,449	18,743,949	92,500	—
Expiring 06/17/26	HSBC	CNH	19,785	2,892,000	2,906,167	14,167	—
Expiring 06/17/26	MSI	CNH	63,804	9,291,451	9,371,974	80,523	—
Colombian Peso,
Expiring 06/17/26	BOA	COP	17,692,809	4,685,000	4,810,096	125,096	—
Expiring 06/17/26	CITI	COP	10,694,194	2,866,308	2,907,402	41,094	—
Expiring 06/17/26	JPM	COP	29,226,471	7,653,714	7,945,722	292,008	—
Euro,
Expiring 07/22/26	HSBC	EUR	7,354	8,661,730	8,662,181	451	—
Indian Rupee,
Expiring 06/17/26	CITI	INR	171,601	1,842,155	1,797,733	—	(44,422)
Expiring 06/17/26	HSBC	INR	274,262	2,856,000	2,873,225	17,225	—
Mexican Peso,
Expiring 06/17/26	BARC	MXN	82,957	4,702,000	4,729,709	27,709	—
Expiring 06/17/26	JPM	MXN	139,651	7,907,919	7,962,045	54,126	—
New Taiwanese Dollar,
Expiring 06/17/26	MSI	TWD	344,131	10,814,420	10,873,649	59,229	—
Expiring 06/17/26	MSI	TWD	153,099	4,817,000	4,837,522	20,522	—
Expiring 06/17/26	SCB	TWD	225,953	7,099,000	7,139,540	40,540	—
Philippine Peso,
Expiring 06/17/26	BOA	PHP	190,609	3,180,000	3,098,421	—	(81,579)
Expiring 06/17/26	HSBC	PHP	465,397	7,722,000	7,565,200	—	(156,800)
Singapore Dollar,
Expiring 06/17/26	BOA	SGD	3,824	3,015,000	3,014,861	—	(139)
Expiring 06/17/26	SSB	SGD	21,087	16,486,616	16,623,797	137,181	—
South African Rand,
Expiring 06/17/26	BARC	ZAR	74,704	4,382,597	4,468,301	85,704	—
Expiring 06/17/26	BOA	ZAR	70,463	4,167,374	4,214,651	47,277	—
South Korean Won,
Expiring 06/17/26	JPM	KRW	16,732,183	11,388,868	11,372,058	—	(16,810)
Thai Baht,
Expiring 06/17/26	GSI	THB	102,315	3,122,000	3,151,059	29,059	—
Expiring 06/17/26	HSBC	THB	312,602	9,580,203	9,627,388	47,185	—
Expiring 06/17/26	SCB	THB	625,204	19,232,106	19,254,777	22,671	—

				$208,746,512	$211,497,773	3,051,011	(299,750)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/05/26	CITI	BRL	42,284	$8,110,707	$8,527,525	$—	$(416,818)
Expiring 05/05/26	CITI	BRL	19,229	3,709,160	3,877,935	—	(168,775)
Expiring 05/05/26	MSI	BRL	18,950	3,651,180	3,821,735	—	(170,555)
Expiring 05/05/26	RBC	BRL	16,913	3,266,481	3,411,009	—	(144,528)
Expiring 05/05/26	TD	BRL	42,284	8,158,279	8,527,524	—	(369,245)
British Pound,
Expiring 07/22/26	UAG	GBP	35,961	48,808,496	48,919,732	—	(111,236)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  43

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Forward foreign currency exchange contracts outstanding at April 30, 2026 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 06/17/26	CITI	CLP	4,841,287	$5,405,334	$5,380,617	$24,717	$—
Chinese Renminbi,
Expiring 06/17/26	BNP	CNH	211,198	30,897,418	31,022,091	—	(124,673)
Colombian Peso,
Expiring 06/17/26	CITI	COP	8,580,766	2,300,350	2,332,830	—	(32,480)
Expiring 06/17/26	DB	COP	21,504,670	5,804,856	5,846,417	—	(41,561)
Expiring 06/17/26	MSI	COP	23,618,098	6,324,300	6,420,989	—	(96,689)
Expiring 06/17/26	MSI	COP	3,909,940	1,052,757	1,062,985	—	(10,228)
Euro,
Expiring 07/22/26	SSB	EUR	211,678	250,758,204	249,349,649	1,408,555	—
Expiring 07/22/26	TD	EUR	214,885	254,282,948	253,127,674	1,155,274	—
Expiring 07/22/26	UAG	EUR	214,885	254,816,508	253,127,673	1,688,835	—
Indian Rupee,
Expiring 06/17/26	BOA	INR	259,874	2,741,000	2,722,499	18,501	—
Expiring 06/17/26	CITI	INR	185,989	1,962,528	1,948,459	14,069	—
Mexican Peso,
Expiring 06/17/26	BARC	MXN	118,321	6,616,799	6,745,898	—	(129,099)
Expiring 06/17/26	JPM	MXN	53,311	2,928,000	3,039,445	—	(111,445)
Expiring 06/17/26	MSI	MXN	50,977	2,854,000	2,906,411	—	(52,411)
New Taiwanese Dollar,
Expiring 06/17/26	CITI	TWD	482,122	15,030,149	15,233,808	—	(203,659)
Expiring 06/17/26	HSBC	TWD	241,061	7,502,678	7,616,904	—	(114,226)
Philippine Peso,
Expiring 06/17/26	HSBC	PHP	656,006	10,821,974	10,663,621	158,353	—
Singapore Dollar,
Expiring 06/17/26	MSI	SGD	24,911	19,717,990	19,638,658	79,332	—
South African Rand,
Expiring 06/17/26	GSI	ZAR	105,398	6,456,221	6,304,202	152,019	—
Expiring 06/17/26	SCB	ZAR	39,770	2,373,000	2,378,750	—	(5,750)
South Korean Won,
Expiring 06/17/26	MSI	KRW	11,154,789	7,431,076	7,581,372	—	(150,296)
Expiring 06/17/26	MSI	KRW	5,577,394	3,681,575	3,790,686	—	(109,111)
Thai Baht,
Expiring 06/17/26	HSBC	THB	816,623	26,034,871	25,150,012	884,859	—
Expiring 06/17/26	HSBC	THB	223,498	7,060,000	6,883,212	176,788	—

				$1,010,558,839	$1,007,360,322	5,761,302	(2,562,785)

						$8,812,313	$ (2,862,535)

Credit default swap agreements outstanding at April 30, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	12/20/30	1.000%(Q)	2,000	$181,639	$843	$180,796	BOA
Dominican Republic	12/20/30	1.000%(Q)	2,000	34,101	843	33,258	BOA
Emirate of Abu Dhabi	12/20/30	1.000%(Q)	2,000	(53,573)	843	(54,416)	BOA
Federal Republic of Nigeria	12/20/30	1.000%(Q)	2,000	134,011	843	133,168	BOA
Federation of Malaysia	12/20/30	1.000%(Q)	2,000	(57,117)	843	(57,960)	BOA

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Federative Republic of Brazil	12/20/30	1.000%(Q)	9,000	$31,264	$3,793	$27,471	BOA
Kingdom of Bahrain	12/20/30	1.000%(Q)	2,000	122,873	843	122,030	BOA
Kingdom of Morocco	12/20/30	1.000%(Q)	2,000	(26,804)	843	(27,647)	BOA
Kingdom of Saudi Arabia	12/20/30	1.000%(Q)	9,000	(150,273)	3,793	(154,066)	BOA
People’s Republic of China	12/20/30	1.000%(Q)	9,000	(230,300)	3,793	(234,093)	BOA
Republic of Argentina	12/20/30	1.000%(Q)	2,000	350,997	843	350,154	BOA
Republic of Chile	12/20/30	1.000%(Q)	4,000	(105,377)	1,686	(107,063)	BOA
Republic of Colombia	12/20/30	1.000%(Q)	6,000	214,517	2,529	211,988	BOA
Republic of Indonesia	12/20/30	1.000%(Q)	7,000	(46,832)	2,950	(49,782)	BOA
Republic of Ivory Coast	12/20/30	1.000%(Q)	2,000	134,668	843	133,825	BOA
Republic of Panama	12/20/30	1.000%(Q)	3,000	(23,014)	1,264	(24,278)	BOA
Republic of Peru	12/20/30	1.000%(Q)	3,000	(47,687)	1,264	(48,951)	BOA
Republic of Philippines	12/20/30	1.000%(Q)	3,000	(37,431)	1,264	(38,695)	BOA
Republic of South Africa	12/20/30	1.000%(Q)	9,000	159,025	3,793	155,232	BOA
Republic of Turkey	12/20/30	1.000%(Q)	9,000	476,011	3,793	472,218	BOA
Sultanate of Oman	12/20/30	1.000%(Q)	2,000	(30,563)	843	(31,406)	BOA
United Mexican States	12/20/30	1.000%(Q)	9,000	(82,039)	3,793	(85,832)	BOA

				$948,096	$42,145	$905,951

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.44.V1	12/20/30	1.000%(Q)	100,000	1.221%	$(808,631)	$(51,072)	$(757,559)	BOA

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	15,170	*	$20,919	$(4,026)	$24,945	GSI

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  45

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Israel Electric Corp. Ltd.	09/20/28	1.000%(Q)		4,000	$(51,903)	$46,384	$(98,287)	BARC
Kingdom of Bahrain	06/20/28	1.000%(Q)		2,000	48,840	—	48,840	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		10,000	(109,855)	(43,284)	(66,571)	GSI
Republic of France	12/20/30	0.250%(Q)		6,040	(34,358)	(16,718)	(17,640)	BARC
Republic of Panama	03/20/29	1.000%(Q)		10,670	(145,117)	(140,590)	(4,527)	DB
Republic of Romania	12/20/29	1.000%(Q)	EUR	10,500	85,497	291,741	(206,244)	BARC
Republic of South Africa	06/20/26	1.000%(Q)		20,000	(40,418)	8,241	(48,659)	GSI
Republic of South Africa	12/20/28	1.000%(Q)		5,000	(18,427)	79,251	(97,678)	GSI

					$(265,741)	$225,025	$(490,766)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		7,945	0.415%	$187,728	$180,960	$6,768	GSI
Altice France SA	06/20/26	5.000%(Q)	EUR	1,385	1.438%	17,627	5,622	12,005	GSI
Bank of America Corp.	06/20/27	1.000%(Q)		27,584	0.325%	241,302	191,678	49,624	GSI
Bank of Montreal^	11/20/29	1.250%(Q)		835	*	7,829	—	7,829	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)		4,961	0.290%	28,259	22,563	5,696	CITI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	4,305	0.257%	11,186	4,689	6,497	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)		5,751	0.299%	32,424	24,892	7,532	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	2,707	0.292%	18,157	14,446	3,711	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	388	0.292%	2,602	2,289	313	JPM
Canadian Imperial Bank of Commerce^	06/20/28	1.100%(Q)		665	*	4,580	—	4,580	GSI
Canadian Imperial Bank of Commerce	12/20/34	1.200%(Q)		600	0.871%	14,859	—	14,859	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		21,730	0.259%	128,129	94,926	33,203	GSI
Comision Federalde Electricidad	06/20/28	1.000%(Q)		3,120	1.520%	(29,444)	(9,741)	(19,703)	BARC
Comision Federalde Electricidad	06/20/28	1.000%(Q)		1,070	1.520%	(10,098)	(1,097)	(9,001)	BARC
Deutsche Telekom AG	06/20/26	1.000%(Q)	EUR	2,226	0.129%	6,253	3,564	2,689	JPM

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
European Investment Bank	12/20/26	—%(Q)		16,396	0.037%	$(3,836)	$(5,227)	$1,391	BARC
Federative Republic of Brazil	06/20/26	1.000%(Q)		3,250	0.413%	6,464	2,647	3,817	BARC
Federative Republic of Brazil	06/20/27	1.000%(Q)		1,800	0.489%	12,412	9,271	3,141	BARC
General Motors Co.	06/20/26	5.000%(Q)		3,580	0.242%	44,771	19,129	25,642	GSI
Halliburton Co.	12/20/26	1.000%(Q)		1,600	0.138%	10,674	1,958	8,716	GSI
Hellenic Republic	12/20/26	1.000%(Q)		6,998	0.058%	50,288	40,286	10,002	BARC
Hellenic Republic	06/20/27	1.000%(Q)		1,440	0.080%	16,591	11,431	5,160	BARC
Hellenic Republic	12/20/27	1.000%(Q)		1,080	0.118%	16,543	11,195	5,348	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		7,462	0.172%	48,145	39,707	8,438	MSI
Kingdom of Norway	12/20/26	—%(Q)		20,000	0.030%	(3,851)	(6,313)	2,462	BARC
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		1,310	0.235%	2,934	1,322	1,612	CITI
Kingdom of Spain	06/20/26	1.000%(Q)	EUR	5,077	0.023%	15,156	7,565	7,591	BARC
Kingdom of Spain	06/20/26	—%(Q)	EUR	4,800	0.038%	(304)	(154)	(150)	BARC
Morgan Stanley	06/20/26	1.000%(Q)		2,283	0.244%	5,083	2,619	2,464	JPM
National Bank of Canada	12/20/26	1.000%(Q)		2,609	0.265%	15,277	12,134	3,143	CITI
Nomura Holdings, Inc.	06/20/26	1.000%(Q)		13,385	0.252%	29,647	13,758	15,889	BARC
Oracle Corp.	06/20/30	1.000%(Q)		3,650	1.497%	(63,313)	68,835	(132,148)	GSI
Pacific Life	08/20/35	2.500%(Q)		1,000	2.890%	(25,078)	(3)	(25,075)	GSI
Petroleos Mexicanos^	05/07/26	4.750%(M)		2,736	*	10,454	—	10,454	GSI
Petroleos Mexicanos	06/20/26	1.000%(Q)		1,360	1.379%	863	(1,152)	2,015	BARC
Petroleos Mexicanos	06/20/26	1.000%(T)		1,150	1.379%	730	(714)	1,444	BARC
Petroleos Mexicanos	06/20/26	1.000%(T)		955	1.379%	606	(741)	1,347	BARC
Petroleos Mexicanos	06/20/26	1.000%(T)		520	1.379%	330	(292)	622	BARC
Republic of Angola	12/20/27	1.000%(Q)		6,110	2.791%	(163,913)	(235,315)	71,402	BARC
Republic of Argentina	12/20/26	5.000%(Q)		4,000	1.438%	113,859	(26,692)	140,551	MSI
Republic of Chile	06/20/28	1.000%(Q)		1,510	0.219%	26,202	19,964	6,238	BARC
Republic of Columbia	12/20/26	1.000%(Q)		2,460	0.707%	7,454	3,038	4,416	BARC
Republic of Ecuador	06/20/27	5.000%(Q)		9,700	1.340%	452,460	(34,229)	486,689	GSI
Republic of Ecuador	12/20/27	5.000%(Q)		900	2.214%	44,843	(5,062)	49,905	GSI
Republic of France	12/20/26	0.250%(Q)		11,920	*	18,223	11,425	6,798	BARC
Republic of France	06/20/27	0.250%(Q)		3,280	0.079%	7,269	4,539	2,730	BARC
Republic of France	12/20/30	0.250%(Q)		6,040	0.261%	(1,030)	(34,428)	33,398	BARC
Republic of Italy	06/20/26	—%(Q)		13,787	0.051%	(996)	(1,367)	371	BARC

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  47

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Italy	06/20/26	1.000%(Q)	10,064	0.051%	$25,132	$13,688	$11,444	BARC
Republic of Italy	06/20/26	1.000%(Q)	4,693	0.051%	11,719	6,379	5,340	BARC
Republic of Italy	06/20/26	—%(Q)	2,791	0.051%	(202)	(435)	233	BARC
Republic of Ivory Coast	03/31/27	2.900%(Q)	7,960	1.362%	138,124	(570)	138,694	CITI
Republic of Ivory Coast	06/20/27	1.000%(Q)	2,500	1.434%	(9,184)	(43,626)	34,442	MSI
Republic of Ivory Coast	06/20/27	1.000%(Q)	1,500	1.434%	(5,636)	(2,565)	(3,071)	BARC
Republic of Panama	06/20/26	1.000%(Q)	2,407	0.364%	4,954	1,645	3,309	CITI
Republic of Panama	06/20/27	1.000%(Q)	11,522	0.438%	86,172	70,830	15,342	CITI
Republic of Panama	06/20/27	1.000%(Q)	2,959	0.438%	22,131	18,903	3,228	BARC
Republic of Panama	06/20/28	1.000%(Q)	5,000	0.459%	61,712	43,184	18,528	BARC
Republic of Panama^	03/20/29	1.000%(Q)	10,670	*	21,055	(5,802)	26,857	DB
Republic of Peru	06/20/28	1.000%(Q)	1,532	0.355%	22,241	16,746	5,495	BARC
Republic of Romania	12/20/26	1.000%(Q)	667	0.624%	2,375	2,080	295	BOA
Republic of Serbia	06/20/29	1.000%(Q)	1,165	0.986%	1,832	(14,953)	16,785	BARC
Republic of Serbia	12/20/30	1.000%(Q)	1,087	1.341%	(14,240)	(11,394)	(2,846)	BARC
Siemens AG	06/20/26	1.000%(Q)	EUR 2,986	0.092%	8,574	4,939	3,635	JPM
Siemens AG	06/20/26	1.000%(Q)	EUR 1,835	0.092%	5,269	2,747	2,522	GSI
Simon Property Group LP	06/20/26	1.000%(Q)	3,240	0.110%	7,822	1,031	6,791	GSI
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)	5,325	0.087%	37,279	29,683	7,596	MSI
Slovak Republic	12/20/27	1.000%(Q)	2,410	0.182%	34,424	31,750	2,674	BARC
Socialist Republic of Vietnam	12/20/27	1.000%(Q)	6,500	0.397%	70,198	62,199	7,999	BARC
SoftBank Group Corp.	06/20/26	1.000%(Q)	5,410	1.216%	4,666	(3,780)	8,446	GSI
Standard Chartered PLC	12/20/26	1.000%(Q)	3,427	0.161%	22,359	17,805	4,554	MSI
State of Qatar	12/20/26	1.000%(Q)	3,435	0.152%	22,611	18,945	3,666	BARC
Stellantis NV	06/20/26	1.000%(Q)	EUR 1,003	0.307%	2,522	1,343	1,179	BARC
Stellantis NV	12/20/26	1.000%(Q)	EUR 2,105	0.293%	14,108	11,563	2,545	BARC
TotalEnergies Capital SA	06/20/26	—%(T)	EUR 5,011	0.080%	(665)	(663)	(2)	BARC
TotalEnergies Capital SA	12/20/26	1.000%(Q)	EUR 3,158	0.088%	26,064	21,988	4,076	JPM
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR 13,030	0.135%	6,945	2,824	4,121	BARC
UniCredit SpA	06/20/26	1.000%(T)	EUR 1,593	0.098%	4,558	2,317	2,241	BARC
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)	3,370	0.142%	7,986	3,441	4,545	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)	4,820	0.199%	11,036	2,770	8,266	GSI

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Verizon Communications, Inc.	06/20/27	1.000%(Q)	6,281	0.272%	$58,679	$50,737	$7,942	GSI
Wells Fargo & Co.	06/20/26	1.000%(Q)	8,025	0.207%	18,292	9,547	8,745	JPM
Wells Fargo & Co.	06/20/26	1.000%(Q)	7,186	0.207%	16,380	8,549	7,831	JPM
Wells Fargo & Co.	06/20/27	1.000%(Q)	5,000	0.264%	47,175	39,259	7,916	GSI

					$2,150,817	$877,029	$1,273,788

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Value at Trade Date	Value at April 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	100,000	0.160%	$952,746	$1,061,354	$108,608
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	100,000	0.208%	1,283,751	1,385,902	102,151
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	200,000	0.233%	3,221,687	3,409,400	187,713
CDX.NA.IG.46.V1	06/20/31	1.000%(Q)	548,255	0.545%	9,071,890	12,155,622	3,083,732

					$14,530,074	$18,012,278	$3,482,204

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 49

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Currency swap agreement outstanding at April 30, 2026:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC Currency Swap Agreement:
11,394	4.67%(A)	EUR	10,500	3.10%(A)	JPM	09/27/29	$(689,445)	$—	$(689,445)

Interest rate swap agreements outstanding at April 30, 2026:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2026	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
CAD	24,460	05/20/36	3.010%(S)	1 Day CORRA(2)(S)/2.300%	$—	$(468,296)	$(468,296)
CHF	6,300	02/23/36	0.480%(A)	1 Day SARON(2)(A)/(0.047)%	—	(80,407)	(80,407)
GBP	9,558	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/3.730%	(448,713)	392,874	841,587
GBP	7,720	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/3.730%	398,509	649,838	251,329
GBP	525	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/3.730%	(22,856)	119,493	142,349
GBP	2,010	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/3.730%	143,032	532,956	389,924
GBP	500	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/3.730%	(27,897)	164,919	192,816
GBP	6,720	02/19/46	4.423%(A)	1 Day SONIA(2)(A)/3.730%	(171)	(542,734)	(542,563)
JPY	2,230,000	02/24/46	2.530%(A)	1 Day TONAR(2)(A)/0.727%	—	(764,593)	(764,593)
JPY	1,250,000	03/02/46	2.569%(A)	1 Day TONAR(2)(A)/0.727%	—	(383,406)	(383,406)
MXN	389,150	02/28/31	7.348%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.017%	—	(440,248)	(440,248)
MXN	228,770	02/25/33	7.566%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.017%	—	(329,909)	(329,909)
NZD	30,285	02/23/36	4.014%(S)	3 Month BBR(2)(Q)/2.630%	—	(462,745)	(462,745)
	86,205	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/3.660%	12,740	433,908	421,168
	141,225	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/3.660%	—	(287,504)	(287,504)
	20,835	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/3.660%	3,854	(164,730)	(168,584)
	200,020	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/3.660%	25,709	2,003,539	1,977,830
	114,725	01/28/29	4.110%(A)	1 Day SOFR(1)(A)/3.660%	—	(1,372,849)	(1,372,849)
	25,147	05/26/36	3.672%(A)	1 Day SOFR(1)(A)/3.660%	—	570,203	570,203
	43,620	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/3.660%	—	(1,192,893)	(1,192,893)
	10,735	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/3.660%	(73,325)	(690,250)	(616,925)
	16,863	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/3.660%	—	796,527	796,527
	6,455	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/3.660%	2,946,494	3,235,037	288,543
	163,695	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/3.660%	4,857,317	6,357,286	1,499,969
	9,505	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/3.660%	73,662	777,526	703,864
	33,250	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/3.660%	—	2,119,208	2,119,208
	53,000	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/3.660%	(971,041)	635,694	1,606,735

					$6,917,314	$11,608,444	$4,691,130

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$1,791,106	$(702,005)	$3,359,709	$(3,092,795)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$41,954,014

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$45,508,142	$—
Collateralized Loan Obligations	—	1,231,449,635	—
Consumer Loans	—	87,091,372	—
Equipment.	—	33,507,925	—
Home Equity Loans	—	141,305,461	—
Other.	—	63,635,097	—
Residential Mortgage-Backed Securities	—	1,158,756	1
Student Loans	—	1,294,043	—
Commercial Mortgage-Backed Securities	—	553,554,902	—
Corporate Bonds	—	2,034,990,947	13,512,363
Floating Rate and Other Loans	—	74,417,462	44,150,128
Municipal Bonds	—	6,252,808	—
Residential Mortgage-Backed Securities	—	310,679,829	9,459,643
Sovereign Bonds	—	219,917,757	—
U.S. Government Agency Obligations.	—	280,885,699	—
U.S. Treasury Obligations	—	2,468,598,055	—
Affiliated Exchange-Traded Funds
Fixed Income.	162,628,609	—	—
Common Stocks.	—	6,879,168	—
Preferred Stocks	111,300	7,955,265	215,743
Option Purchased	—	111,803	—
Warrants	—	1	—
Short-Term Investments
Affiliated Mutual Funds	132,168,252	—	—
Options Purchased	—	2,533,336	—

Total	$294,908,161	$7,571,727,463	$67,337,878

Liabilities
Long-Term Investments
Options Written	$—	$(52,206)	$—
Short-Term Investments
Options Written	$—	$(2,611,892)	$—

Total	$—	$(2,664,098)	$—

Other Financial Instruments*
Assets
Unfunded Loan Commitments.	$—	$—	$6,300
Unfunded Preferred Stock Commitment	—	—	—	**
Futures Contracts	2,730,623	—	—
OTC Forward Foreign Currency Exchange Contracts.	—	8,812,313	—
OTC Packaged Credit Default Swap Agreements	—	1,839,106	—
Centrally Cleared Credit Default Swap Agreements	—	3,482,204	—
OTC Credit Default Swap Agreements	—	2,573,026	64,837
Centrally Cleared Interest Rate Swap Agreements	—	11,802,052	—

Total	$2,730,623	$28,508,701	$71,137

Liabilities
Unfunded Loan Commitments.	$—	$—	$(2,341)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  51

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
Futures Contracts	$(14,805,225)	$—	$—
OTC Bond Forward Contracts	—	(4,507,960)	—
OTC Forward Foreign Currency Exchange Contracts.	—	(2,862,535)	—
OTC Packaged Credit Default Swap Agreements	—	(1,699,641)	—
OTC Credit Default Swap Agreements	—	(731,868)	—
OTC Currency Swap Agreement	—	(689,445)	—
Centrally Cleared Interest Rate Swap Agreements	—	(7,110,922)	—

Total	$(14,805,225)	$(17,602,371)	$(2,341)

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments and unfunded preferred stock commitment, and are not reflected in the Schedule of Investments. Futures, bond forward contracts, forward foreign currency exchange contracts, centrally cleared swap contracts, unfunded loan commitments and unfunded preferred stock commitment are recorded at net unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

U.S. Treasury Obligations	31.5%
Collateralized Loan Obligations	15.8
Commercial Mortgage-Backed Securities	7.1
Banks	5.9
Residential Mortgage-Backed Securities	4.1
U.S. Government Agency Obligations	3.6
Sovereign Bonds	2.8
Affiliated Exchange-Traded Funds	2.1
Home Equity Loans	1.8
Oil & Gas	1.8
Affiliated Mutual Funds (0.7% represents investments purchased with collateral from securities on loan)	1.7
Electric	1.6
Telecommunications	1.5
Pipelines	1.4
Diversified Financial Services	1.4
Auto Manufacturers	1.2
Foods	1.2
Consumer Loans	1.1
Software	1.1
Media	0.9
Other	0.8
Real Estate Investment Trusts (REITs)	0.8
Retail	0.7
Commercial Services	0.6
Automobiles	0.6
Internet	0.5
Airlines	0.5
Pharmaceuticals	0.4
Equipment	0.4
Chemicals	0.3
Entertainment	0.3
Healthcare-Services	0.3
Leisure Time	0.3
Home Builders	0.3
Mining	0.3
Auto Parts & Equipment	0.3

Transportation	0.3
Building Materials	0.3
Packaging & Containers	0.2
Engineering & Construction	0.2
Aerospace & Defense	0.2%
Semiconductors	0.2
Holding Companies-Diversified	0.2
Agriculture	0.2
Multi-National	0.2
Iron/Steel	0.2
Machinery-Diversified	0.2
Beverages	0.2
Insurance	0.1
Lodging	0.1
Healthcare-Products	0.1
Household Products/Wares	0.1
Computers	0.1
Apparel	0.1
Trucking & Leasing	0.1
Metal Fabricate/Hardware	0.1
Consumer Staples Distribution & Retail	0.1
Investment Companies	0.1
Wireless Telecommunication Services	0.1
Municipal Bonds	0.1
Gas	0.1
Education	0.1
Electrical Components & Equipment	0.1
Office/Business Equipment	0.1
Shipbuilding	0.1
Real Estate	0.0	*
Home Furnishings	0.0	*
Options Purchased	0.0	*
Coal	0.0	*
Housewares	0.0	*
Student Loans	0.0	*
Biotechnology	0.0	*
Toys/Games/Hobbies	0.0	*
Water	0.0	*
Capital Markets	0.0	*
Electronics	0.0	*

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Industry Classification (continued):

Interactive Media & Services	0.0	*%

	101.3
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.3)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$3,482,204	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	1,791,106		Premiums received for OTC swap agreements	702,005
Credit contracts	Unaffiliated investments	523,851		Options written outstanding, at value	459,692
Credit contracts	Unrealized appreciation on OTC swap agreements	3,359,709		Unrealized depreciation on OTC swap agreements	2,403,350
Foreign exchange contracts	Unaffiliated investments	496,496		Options written outstanding, at value	496,480
OTC forward foreign currency Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	8,812,313		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,862,535
Interest rate contracts	Due from/to broker-variation margin futures	2,730,623	*	Due from/to broker-variation margin futures	14,805,225	*
Interest rate contracts	Due from/to broker-variation margin swaps	11,802,052	*	Due from/to broker-variation margin swaps	7,110,922	*
Interest rate contracts	Unaffiliated investments	1,624,792		Options written outstanding, at value	1,707,926
				Unrealized depreciation on
Interest rate contracts	—	—		OTC bond forward contracts	4,507,960
				Unrealized depreciation on
Interest rate contracts	—	—		OTC swap agreements	689,445

		$34,623,146			$35,745,540

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 53

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Bond Forward Contracts	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(201,994)	$1,574,148	$—	$—	$—	$(1,530,609)
Foreign exchange contracts	(1,585,698)	4,882,199	—	—	(8,930,600)	—
Interest rate contracts	(43,459)	34,108	(1,359,236)	(2,378,700)	—	(3,834,310)

Total	$(1,831,151)	$6,490,455	$(1,359,236)	$(2,378,700)	$(8,930,600)	$(5,364,919)

(1)  Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Bond Forward Contracts	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(43,372)	$(92,264)	$—	$—	$—	$4,322,254
Foreign exchange contracts	236,300	(981,688)	—	—	(1,277,540)	—
Interest rate contracts	908,952	(1,051,400)	(12,547,090)	(3,655,048)	—	5,483,886

Total	$1,101,880	$(2,125,352)	$(12,547,090)	$(3,655,048)	$(1,277,540)	$9,806,140

(2)  Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 1,227,071
Options Written (2)	984,189,774
Futures Contracts - Long Positions (2)	2,110,896,677
Futures Contracts - Short Positions (2)	634,066,879
Bond Forward Contracts - Purchased (3)	711,865,676
Forward Foreign Currency Exchange Contracts - Purchased (3)	366,982,693
Forward Foreign Currency Exchange Contracts - Sold (3)	1,144,407,004
Cross Currency Exchange Contracts (4)	883,199
Credit Default Swap Agreements - Buy Protection (2)	251,580,775
Credit Default Swap Agreements - Sell Protection (2)	746,801,652
Currency Swap Agreements (2)	11,393,550
Interest Rate Swap Agreements (2)	1,013,147,352
Total Return Swap Agreements (2)	150,673,333

*     Average volume is based on average quarter end balances for the six months ended April 30, 2026.

(1)  Cost.

(2)  Notional Amount in USD.

(3)  Value at Settlement Date.

(4)  Value at Trade Date.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$55,922,797	$(55,922,797)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$1,136,398	$(829,312)	$307,086	$(275,768)	$31,318
BNP	851,247	(1,066,467)	(215,220)	121,579	(93,641)
BOA	2,614,198	(2,206,869)	407,329	(407,329)	—
CITI	1,197,213	(1,682,788)	(485,575)	485,575	—
DB	964,711	(192,480)	772,231	(590,000)	182,231
GSI	1,775,077	(4,155,238)	(2,380,161)	2,380,161	—
HSBC	1,299,028	(271,026)	1,028,002	(939,419)	88,583
JPM	844,440	(1,993,724)	(1,149,284)	1,149,284	—
MSI	885,352	(800,730)	84,622	—	84,622
RBC	587,547	(144,528)	443,019	(339,900)	103,119
SCB	63,211	(5,750)	57,461	—	57,461
SSB	1,545,736	—	1,545,736	(1,545,736)	—
TD	1,155,274	(369,245)	786,029	(786,029)	—
UAG	1,688,835	(111,236)	1,577,599	(1,577,599)	—

	$16,608,267	$(13,829,393)	$2,778,874	$(2,325,181)	$453,693

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  55

PGIM Short Duration Multi-Sector Bond Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value, including securities on loan of $55,922,797:
Unaffiliated investments (cost $7,599,843,129)	$7,639,176,641
Affiliated investments (cost $296,244,510)	294,796,861
Cash	6,520
Foreign currency, at value (cost $4,636,797)	4,677,567
Dividends and interest receivable	58,544,600
Receivable for investments sold	53,654,084
Receivable for Fund shares sold	9,142,199
Unrealized appreciation on OTC forward foreign currency exchange contracts	8,812,313
Unrealized appreciation on OTC swap agreements	3,359,709
Premiums paid for OTC swap agreements	1,791,106
Due from broker—variation margin futures	960,554
Unrealized appreciation on unfunded loan commitments	6,300
Prepaid expenses	16,397

Total Assets	8,074,944,851

Liabilities
Payable for investments purchased	159,432,033
Payable to broker for collateral for securities on loan	57,267,746
Payable for Fund shares purchased	11,851,680
Unrealized depreciation on OTC bond forward contracts	4,507,960
Unrealized depreciation on OTC swap agreements	3,092,795
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,862,535
Options written outstanding, at value (premiums received $1,415,709)	2,664,098
Management fee payable	1,785,698
Dividends and Distributions payable	1,432,306
Premiums received for OTC swap agreements	702,005
Accrued expenses and other liabilities	466,322
Distribution fee payable	217,390
Due to broker—variation margin swaps	52,492
Affiliated transfer agent fee payable	11,109
Unrealized depreciation on unfunded loan commitments	2,341

Total Liabilities	246,348,510

Net Assets	$7,828,596,341

Net assets were comprised of:
Common stock, at par	$877,776
Paid-in capital in excess of par	8,047,346,315
Total distributable earnings (loss)	(219,627,750)

Net assets, April 30, 2026	$7,828,596,341

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2026

Class A

Net asset value and redemption price per share, ($841,593,615 ÷ 94,557,355 shares of common stock issued and outstanding)	$8.90
Maximum sales charge (2.25% of offering price)	0.20

Maximum offering price to public	$9.10

Class C

Net asset value, offering price and redemption price per share, ($53,840,290 ÷ 6,045,393 shares of common stock issued and outstanding)	$8.91

Class Z

Net asset value, offering price and redemption price per share, ($4,038,738,498 ÷ 452,127,184 shares of common stock issued and outstanding)	$8.93

Class R6

Net asset value, offering price and redemption price per share, ($2,894,423,938 ÷ 325,046,218 shares of common stock issued and outstanding)	$8.90

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  57

PGIM Short Duration Multi-Sector Bond Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Income
Interest income	$174,184,102
Affiliated dividend income	8,420,369
Income from securities lending, net (including affiliated income of $72,761)	72,998
Unaffiliated dividend income	3,344

Total income	182,680,813

Expenses
Management fee	11,914,789
Distribution fee(a)	1,281,584
Transfer agent’s fees and expenses (including affiliated expense of $26,702)(a)	2,153,851
Custodian and accounting fees	240,885
Registration fees(a)	152,908
Shareholders’ reports	147,817
SEC registration fees	99,433
Directors’ fees	48,019
Professional fees	41,596
Audit fee	36,794
Miscellaneous	60,902

Total expenses	16,178,578
Less: Fee waiver and/or expense reimbursement(a)	(1,290,154)

Net expenses	14,888,424

Net investment income (loss)	167,792,389

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $488,551)	11,008,727
Affiliated net capital gain distributions received	52,529
Futures transactions	(1,359,236)
Bond forward contract transactions	(2,378,700)
Forward and cross currency contract transactions	(8,930,600)
Options written transactions	6,490,455
Swap agreement transactions	(5,364,919)
Foreign currency transactions	2,282,181

1,800,437

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(2,219,927))	(28,418,930)
Futures	(12,547,090)
Bond forward contracts	(3,655,048)
Forward and cross currency contracts	(1,277,540)
Options written	(2,125,352)
Swap agreements	9,806,140
Foreign currencies	203,892
Unfunded loan commitments	(14,995)

(38,028,923)

Net gain (loss) on investment and foreign currency transactions	(36,228,486)

Net Increase (Decrease) In Net Assets Resulting From Operations	$131,563,903

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,011,816	269,768	—	—
Transfer agent’s fees and expenses	141,478	18,870	1,963,373	30,130
Registration fees	25,810	12,856	64,173	50,069
Fee waiver and/or expense reimbursement	(58,420)	(3,902)	(947,313)	(280,519)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$167,792,389	$299,795,204
Net realized gain (loss) on investment and foreign currency transactions	1,800,437	(46,570,128)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(38,028,923)	122,905,543

Net increase (decrease) in net assets resulting from operations	131,563,903	376,130,619

Dividends and Distributions
Distributions from distributable earnings
Class A	(17,809,802)	(31,948,061)
Class C	(964,935)	(2,031,089)
Class Z	(89,879,482)	(166,587,506)
Class R6	(65,085,566)	(119,703,273)

	(173,739,785)	(320,269,929)

Tax return of capital distributions
Class A	—	(932,613)
Class C	—	(59,291)
Class Z	—	(4,862,947)
Class R6	—	(3,494,324)

	—	(9,349,175)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,610,646,624	3,613,807,241
Net asset value of shares issued in reinvestment of dividends and distributions	166,005,669	316,821,465
Cost of shares purchased	(1,157,820,409)	(1,998,447,809)

Net increase (decrease) in net assets from Fund share transactions	618,831,884	1,932,180,897

Total increase (decrease)	576,656,002	1,978,692,412

Net Assets:

Beginning of period	7,251,940,339	5,273,247,927

End of period	$7,828,596,341	$7,251,940,339

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund  59

PGIM Short Duration Multi-Sector Bond Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.95		$8.89	$8.57	$8.53	$9.45	$9.51
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.40	0.43	0.37	0.20	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.04)		0.11	0.27	0.08	(0.85)	(0.01)
Total from investment operations	0.15		0.51	0.70	0.45	(0.65)	0.16
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.44)	(0.38)	(0.41)	(0.27)	(0.22)
Tax return of capital distributions	-		(0.01)	-	-	-	-
Total dividends and distributions	(0.20)		(0.45)	(0.38)	(0.41)	(0.27)	(0.22)
Net asset value, end of period	$8.90		$8.95	$8.89	$8.57	$8.53	$9.45
Total Return(b):	1.63%		5.90%	8.28%	5.32%	(6.98)%	1.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$841,594		$761,633	$549,671	$271,456	$246,197	$268,235
Average net assets (000)	$816,161		$657,634	$390,234	$257,907	$258,305	$253,168
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.61	%(d)	0.62%	0.64%	0.65%	0.65%	0.65%
Expenses before waivers and/or expense reimbursement	0.62	%(d)	0.63%	0.66%	0.67%	0.67%	0.67%
Net investment income (loss)	4.24	%(d)	4.52%	4.83%	4.33%	2.23%	1.76%
Portfolio turnover rate(e)(f)	62%		104%	80%	48%	33%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.95		$8.90	$8.57	$8.54	$9.46	$9.52
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.33	0.35	0.30	0.12	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.03)		0.10	0.28	0.06	(0.85)	- (b)
Total from investment operations	0.12		0.43	0.63	0.36	(0.73)	0.09
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.37)	(0.30)	(0.33)	(0.19)	(0.15)
Tax return of capital distributions	-		(0.01)	-	-	-	-
Total dividends and distributions	(0.16)		(0.38)	(0.30)	(0.33)	(0.19)	(0.15)
Net asset value, end of period	$8.91		$8.95	$8.90	$8.57	$8.54	$9.46
Total Return(c):	1.33%		4.92%	7.47%	4.30%	(7.77)%	0.91%

Ratios/Supplemental Data:
Net assets, end of period (000)	$53,840		$53,202	$43,662	$25,175	$24,563	$34,006
Average net assets (000)	$54,401		$49,549	$33,134	$25,880	$28,904	$35,068
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.44	%(e)	1.44%	1.50%	1.51%	1.50%	1.47%
Expenses before waivers and/or expense reimbursement	1.45	%(e)	1.45%	1.52%	1.53%	1.52%	1.49%
Net investment income (loss)	3.42	%(e)	3.70%	3.99%	3.47%	1.34%	0.96%
Portfolio turnover rate(f)(g)	62%		104%	80%	48%	33%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 61

PGIM Short Duration Multi-Sector Bond Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.98		$8.93	$8.60	$8.56	$9.49	$9.55
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.42	0.45	0.39	0.22	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.04)		0.10	0.28	0.08	(0.86)	- (b)
Total from investment operations	0.16		0.52	0.73	0.47	(0.64)	0.19
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.46)	(0.40)	(0.43)	(0.29)	(0.25)
Tax return of capital distributions	-		(0.01)	-	-	-	-
Total dividends and distributions	(0.21)		(0.47)	(0.40)	(0.43)	(0.29)	(0.25)
Net asset value, end of period	$8.93		$8.98	$8.93	$8.60	$8.56	$9.49
Total Return(c):	1.75%		6.02%	8.65%	5.58%	(6.81)%	2.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,038,738		$3,766,197	$2,716,397	$1,407,587	$1,368,302	$1,633,850
Average net assets (000)	$3,921,486		$3,286,096	$1,990,400	$1,313,260	$1,499,104	$1,435,782
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.39	%(e)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses before waivers and/or expense reimbursement	0.44	%(e)	0.45%	0.45%	0.46%	0.47%	0.46%
Net investment income (loss)	4.46	%(e)	4.75%	5.10%	4.58%	2.47%	2.02%
Portfolio turnover rate(f)(g)	62%		104%	80%	48%	33%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.95		$8.90	$8.57	$8.54	$9.46	$9.52
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.43	0.46	0.40	0.23	0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.04)		0.10	0.28	0.06	(0.85)	- (b)
Total from investment operations	0.16		0.53	0.74	0.46	(0.62)	0.20
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.47)	(0.41)	(0.43)	(0.30)	(0.26)
Tax return of capital distributions	-		(0.01)	-	-	-	-
Total dividends and distributions	(0.21)		(0.48)	(0.41)	(0.43)	(0.30)	(0.26)
Net asset value, end of period	$8.90		$8.95	$8.90	$8.57	$8.54	$9.46
Total Return(c):	1.78%		6.10%	8.74%	5.54%	(6.67)%	2.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,894,424		$2,670,908	$1,963,518	$1,358,949	$1,452,006	$1,306,914
Average net assets (000)	$2,797,327		$2,327,328	$1,598,996	$1,387,391	$1,426,498	$1,054,215
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.32	%(e)	0.32%	0.32%	0.32%	0.32%	0.32%
Expenses before waivers and/or expense reimbursement	0.34	%(e)	0.34%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	4.53	%(e)	4.82%	5.18%	4.64%	2.59%	2.07%
Portfolio turnover rate(f)(g)	62%		104%	80%	48%	33%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund 63

PGIM Total Return Bond Fund

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 97.9%

ASSET-BACKED SECURITIES 18.0%

Automobiles 0.5%

Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class C, 144A	6.022%	05/17/32		1,575	$1,597,671
Series 2024-A, Class D, 144A	6.315	05/17/32		788	798,108
Series 2024-B, Class D, 144A	5.410	09/15/32		2,283	2,295,616
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-04A, Class A, 144A	5.490	06/20/29		13,963	14,212,942
Series 2023-08A, Class A, 144A	6.020	02/20/30		43,300	44,766,705
Series 2024-01A, Class A, 144A	5.360	06/20/30		98,743	100,720,951
Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class C, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.145(c)	12/26/31		1,076	1,080,149
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		2,335	2,339,318
JPMorgan Chase Bank NA,
Series 2021-01, Class R, 144A	28.348	09/25/28		536	548,903
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class B, 144A	3.950	11/14/28		10,836	10,818,415
Series 2022-01A, Class D, 144A	5.900	12/16/30		8,465	8,492,670
Series 2025-01A, Class A, 144A	5.360	04/16/35		67,700	69,309,480
Santander Drive Auto Receivables Trust,
Series 2024-02, Class D	6.280	08/15/31		18,820	19,335,487
Series 2025-03, Class D	5.110	09/15/31		9,200	9,205,307

					285,521,722

Collateralized Loan Obligations 14.4%

720 East CLO Ltd. (Cayman Islands),
Series 2023-IA, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.043(c)	04/15/38		32,250	32,310,275
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.205(c)	04/20/37		67,750	67,817,479
Series 2021-15A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.875(c)	01/20/39		27,700	27,706,886
Series 2022-19A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.972(c)	07/21/38		35,494	35,584,865
Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.045(c)	10/20/37		47,750	47,846,274
AlbaCore Euro CLO DAC (Ireland),
Series 02A, Class A2, 144A, 3 Month EURIBOR + 1.000% (Cap 3.200%, Floor 1.000%)	3.150(c)	06/15/34	EUR	9,000	10,476,103
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-18A, Class B1, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 0.000%)	5.435(c)	04/15/34		6,000	6,016,062
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.103(c)	07/15/37		124,500	124,645,204
Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class ARR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.544(c)	10/22/38	EUR	64,200	75,429,081
Series 08A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.265(c)	10/25/38	EUR	18,400	21,626,667
Apidos CLO Ltd. (United Kingdom),
Series 2023-44A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.027(c)	10/26/37		35,350	35,419,533
Ares LXX CLO Ltd. (United Kingdom),
Series 2023-70A, Class A1R, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.917(c)	01/25/39		75,000	75,155,610
Armada Euro CLO DAC (Ireland),
Series 07A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)	3.394(c)	04/15/39	EUR	85,900	100,769,000
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2016-07A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.034(c)	11/27/31		2,624	2,623,751
Aurium CLO DAC (Ireland),
Series 02A, Class A2RR, 144A, 3 Month EURIBOR + 1.180% (Cap 3.280%, Floor 1.180%)	3.280(c)	06/22/34	EUR	14,000	16,325,990
Series 08A, Class AR, 144A, 3 Month EURIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.563(c)	10/16/38	EUR	80,474	94,495,119
Avoca CLO DAC (Ireland),
Series 11A, Class ARRR, 144A, 3 Month EURIBOR + 1.290% (Cap N/A, Floor 1.290%)	3.494(c)	10/15/38	EUR	91,000	106,773,741
Series 18A, Class BR, 144A, 3 Month EURIBOR + 1.950% (Cap N/A, Floor 1.950%)	4.154(c)	01/15/38	EUR	31,700	37,272,232
Series 29A, Class AR, 144A, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.484(c)	10/15/38	EUR	7,750	9,099,903
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.060(c)	10/16/37		27,000	27,052,904

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Bain Capital Credit CLO Ltd. (United Kingdom), (cont’d.)
Series 2022-05A, Class ARR, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.807%(c)	01/24/37		57,750	$57,672,349

Bain Capital Euro CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.880% (Cap N/A, Floor 0.880%)	3.084(c)	07/15/34	EUR	45,182	53,043,840

Barings CLO Ltd.,
Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.995(c)	03/31/38		30,000	30,078,489

Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.295(c)	04/20/37		43,250	43,316,804

Battalion CLO Ltd. (Cayman Islands),
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.975(c)	03/09/34		49,500	49,544,530
Series 2022-23A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.093(c)	10/15/37		27,500	27,559,172

Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R2, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.913(c)	01/15/39		86,650	86,756,172

BlueMountain CLO Ltd. (Cayman Islands),
Series 2020-30A, Class AR2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	4.823(c)	04/15/35		71,825	71,832,786

Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.107(c)	07/20/34		19,410	19,416,650

Bryant Park Funding Ltd. (Cayman Islands),
Series 2023-21A, Class AR, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	4.945(c)	10/18/38		40,500	40,603,891

Capital Four CLO DAC (Ireland),
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.270% (Cap N/A, Floor 1.270%)	3.435(c)	01/25/38	EUR	127,100	148,997,578

Carlyle Global Market Strategies Euro CLO DAC (Ireland),
Series 2014-03A, Class AA1R, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	2.895(c)	01/25/32	EUR	1,019	1,195,938

Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.072(c)	10/21/37		16,250	16,286,150
Series 2021-05A, Class A1R, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.995(c)	03/31/38		98,380	98,640,658

CarVal CLO Ltd. (United Kingdom),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.084(c)	10/22/37		20,000	20,043,784

CBAM Ltd. (Cayman Islands),
Series 2018-05A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.380(c)	10/17/38		29,090	29,183,900

CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.045(c)	10/20/37		56,010	56,123,135
Series 2021-07A, Class AR, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)	4.756(c)	01/23/35		63,250	63,254,029
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.913(c)	10/15/38		58,300	58,421,946
Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.022(c)	07/21/38		70,150	70,337,195

Clover CLO LLC,
Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.205(c)	04/20/37		35,390	35,390,000

Contego CLO DAC (Ireland),
Series 05A, Class AR, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.404(c)	10/15/37	EUR	102,050	119,658,062

CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class ARR, 144A, 3 Month EURIBOR + 1.270% (Cap N/A, Floor 1.270%)	3.626(c)	02/26/39	EUR	5,000	5,877,407

Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.295(c)	04/20/37		32,300	32,344,371

Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.025(c)	10/20/37		48,010	48,102,213
Series 2019-02A, Class BRR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.375(c)	10/20/37		47,450	47,654,372
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.040(c)	10/17/37		59,650	59,765,781
Series 2020-04A, Class BRR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.380(c)	10/17/37		23,500	23,601,454
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.195(c)	04/20/37		53,915	53,973,120
Series 2024-12RA, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.375(c)	10/20/37		43,000	43,185,218
Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.920(c)	03/22/38		111,310	111,475,106
Series 2025-04A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.030(c)	07/17/38		100,000	100,265,660
Series 2025-05A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.025(c)	03/31/38		93,500	93,749,505

Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class AR, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	4.949(c)	10/14/36		86,000	86,207,449
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.155(c)	10/20/37		102,500	102,659,920

Garnet CLO Ltd.,
Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	4.945(c)	10/20/38		18,495	18,532,334

See Notes to Financial Statements.

PGIM Total Return Bond Fund  65

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Golub Capital Partners CLO,
Series 2023-70A, Class A1R, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	4.787%(c)	10/25/37		50,000	$49,957,850
Golub Capital Partners CLO Ltd. (Cayman Islands),
Series 2017-19RA, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	4.931(c)	10/20/36		50,000	49,943,300
Series 2017-19RA, Class A2R3, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.181(c)	10/20/36		3,000	3,003,500
Harvest CLO DAC (Ireland),
Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.615(c)	07/25/37	EUR	39,750	46,717,080
Henley CLO DAC (Ireland),
Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	3.135(c)	12/25/35	EUR	17,250	20,225,658
Series 05A, Class B2, 144A	2.100	10/25/34	EUR	15,000	16,514,759
Series 11A, Class A, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.365(c)	04/25/39	EUR	77,200	90,461,880
Series 14A, Class A, 144A, 3 Month EURIBOR + 1.330% (Cap N/A, Floor 1.330%)	3.495(c)	03/25/38	EUR	121,000	142,086,490
HPS Loan Management Ltd.,
Series 2025-26A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.995(c)	07/20/38		55,750	55,895,218
ICG US CLO Ltd. (Cayman Islands),
Series 2024-R1A, Class A, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.087(c)	01/25/38		45,950	46,025,716
Invesco Euro CLO DAC (Ireland),
Series 04A, Class B2, 144A	1.950	04/15/33	EUR	10,000	11,338,627
Series 09A, Class AR, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)	3.618(c)	07/20/38	EUR	40,000	46,945,620
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 03A, Class A1R3, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.865(c)	10/20/36		35,105	35,098,102
Series 04A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.105(c)	07/20/37		21,850	21,875,534
Series 08A, Class A1R2, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.055(c)	01/20/38		39,700	39,778,411
Series 2024-18A, Class B, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.425(c)	01/20/38		37,500	37,643,152
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-34A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.050(c)	10/16/37		78,750	78,900,019
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.175(c)	04/18/37		126,465	126,700,301
Series 2022-57A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	4.947(c)	07/27/34		78,500	78,578,382
Series 2025-70A, Class A1, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.975(c)	09/04/38		50,000	50,120,320
Magnetite Ltd. (Cayman Islands),
Series 2024-42A, Class A1, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	4.977(c)	01/25/38		70,000	70,179,865
Marathon CLO Ltd. (Cayman Islands),
Series 2020-15A, Class A1B, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.103(c)	08/15/37		55,000	55,065,032
Marble Point CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.865(c)	10/20/36		55,000	54,947,535
Market Street CLO Ltd. (Cayman Islands),
Series 2025-02A, Class A1, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.005(c)	03/20/38		100,100	100,338,608
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	3.574(c)	05/15/37	EUR	102,500	120,537,137
Series 02A, Class A2, 144A, 3 Month EURIBOR + 1.580% (Cap N/A, Floor 1.580%)	3.818(c)	01/20/39	EUR	6,000	7,054,338
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)	3.584(c)	04/15/38	EUR	75,650	88,944,308
Nassau Euro CLO DAC (Ireland),
Series 03A, Class AR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.554(c)	10/15/39	EUR	53,930	63,389,064
Series 04A, Class A1R, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.458(c)	07/20/38	EUR	52,200	61,171,347
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-24A, Class AR2, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.035(c)	10/19/38		28,850	28,905,981
NGC Euro CLO DAC (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.424(c)	01/15/39	EUR	72,550	85,159,888
Northwoods Capital Euro DAC (Ireland),
Series 2020-21A, Class A1R, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	3.064(c)	07/22/34	EUR	98,400	114,969,235
Series 2020-21A, Class A2R, 144A, 3 Month EURIBOR + 1.150% (Cap 3.200%, Floor 1.150%)	3.200(c)	07/22/34	EUR	19,000	22,082,792
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R3, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	4.985(c)	03/20/38		138,750	139,068,181
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.125(c)	07/19/37		84,529	84,637,129
Series 2019-20A, Class AR2, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.007(c)	10/25/38		75,000	75,166,387
Oak Hill Credit Partners Ltd. (Cayman Islands),
Series 2014-10RA, Class AR2, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	4.805(c)	04/20/38		50,300	50,252,074
Obra CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.155(c)	01/20/38		87,000	87,130,604

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Octagon Alto Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.815%(c)	10/20/36		72,250	$72,208,391
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2018-01A, Class A3R, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.475(c)	10/20/37		35,000	35,154,934
Octagon Investment Partners Ltd.,
Series 2017-01A, Class BR3, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.473(c)	10/31/37		18,750	18,831,512
Octagon Ltd. (Cayman Islands),
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	4.932(c)	07/21/35		32,100	32,121,558
Series 2022-01A, Class A1R2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	4.902(c)	02/16/37		77,500	77,418,090
OFSI BSL Ltd. (Cayman Islands),
Series 2021-10A, Class BR, 144A, 3 Month SOFR + 1.830% (Cap N/A, Floor 1.830%)	5.505(c)	04/20/34		25,650	25,699,943
Series 2022-11A, Class A1RR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.975(c)	03/31/38		53,800	53,913,045
Palmer Square European CLO DAC (Ireland),
Series 2021-02A, Class BR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.054(c)	03/15/38	EUR	24,300	28,540,201
Penta CLO DAC (Ireland),
Series 2017-03A, Class A1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.490(c)	10/17/38	EUR	34,750	40,723,084
Pikes Peak CLO (Cayman Islands),
Series 2025-18A, Class A1, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	4.895(c)	04/20/38		4,900	4,904,989
Polen Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.995(c)	03/06/38		49,800	49,923,140
Providus CLO DAC (Ireland),
Series 02A, Class BRR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	4.104(c)	10/15/38	EUR	27,915	32,761,850
Rad CLO Ltd. (Cayman Islands),
Series 2021-10A, Class B, 144A, 3 Month SOFR + 1.662% (Cap N/A, Floor 1.400%)	5.328(c)	04/23/34		12,000	12,018,208
Series 2024-23A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.275(c)	04/20/37		42,200	42,259,025
Ravensdale Park CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)	3.335(c)	04/25/38	EUR	131,500	153,810,560
Regatta Funding Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.013(c)	07/15/38		34,750	34,837,841
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.053(c)	09/06/37		76,500	76,659,143
Series 2025-04A, Class A1, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.007(c)	07/25/38		24,510	24,573,194
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.073(c)	01/15/38		20,500	20,545,414
Series 2022-02A, Class A1R2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.975(c)	03/20/38		40,250	40,347,566
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.973(c)	03/15/38		70,600	70,766,327
Series 2025-02A, Class A1, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.075(c)	03/31/38		32,000	32,067,734
Rockford Tower Europe CLO DAC (Ireland),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.504(c)	07/15/38	EUR	44,500	52,237,505
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.385(c)	10/25/37	EUR	133,615	156,623,607
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.807(c)	07/25/31		1,840	1,839,874
Signal Harmonic CLO DAC (Ireland),
Series 01A, Class BR, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	4.254(c)	07/15/38	EUR	24,600	28,871,213
Signal Peak CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.065(c)	10/20/37		40,000	40,079,896
Signal Peak CLO Ltd. (United Kingdom),
Series 2022-12A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.075(c)	07/18/37		50,000	50,096,910
Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.095(c)	10/20/37		22,600	22,652,425
Sixth Street CLO Ltd. (Cayman Islands),
Series 2018-12A, Class A1R2, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.880(c)	01/17/39		64,350	64,362,915
Sona Fios CLO DAC (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.340% (Cap N/A, Floor 1.340%)	3.374(c)	08/25/38	EUR	31,000	36,401,342
St. Paul’s CLO DAC (Ireland),
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)	3.128(c)	07/18/34	EUR	45,007	52,803,761
TCW CLO AMR Ltd. (Cayman Islands),
Series 2019-01A, Class BR, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.750%)	5.605(c)	08/16/34		16,600	16,626,729
TCW CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.047(c)	03/31/38		20,950	21,007,439

See Notes to Financial Statements.

PGIM Total Return Bond Fund  67

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	5.245%(c)	07/20/37		43,000	$43,079,958
Tikehau US CLO Ltd. (Bermuda),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.073(c)	03/15/38		50,000	50,105,100
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.623(c)	01/15/36		27,500	27,520,683
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.125(c)	07/18/37		56,000	56,080,954
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.854(c)	04/15/37	EUR	98,750	116,042,532
Series 10A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.454(c)	04/15/38	EUR	149,000	174,330,692
Trimaran CAVU Ltd.,
Series 2025-02A, Class A, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.035(c)	03/18/38		70,750	70,921,116
Trinitas Euro CLO DAC (Ireland),
Series 06A, Class BR, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	4.004(c)	01/15/39	EUR	31,600	37,086,710
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	5.195(c)	01/15/32		6,525	6,527,984
Series 2017-28AA, Class A1RR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	4.785(c)	10/20/34		37,450	37,456,853
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.037(c)	07/18/31		3,887	3,888,341
Series 2018-33A, Class BR, 144A, 3 Month SOFR + 1.812% (Cap N/A, Floor 0.000%)	5.485(c)	07/15/31		8,000	8,042,710
Series 2021-42A, Class A1A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	5.065(c)	04/15/34		10,000	9,999,988
Wellfleet CLO Ltd. (Cayman Islands),
Series 2022-02A, Class AR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.095(c)	10/18/37		47,690	47,797,503
Wind River CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.105(c)	07/20/37		41,700	41,742,250

					7,590,319,810

Consumer Loans 0.6%

Affirm Master Trust,
Series 2025-03A, Class A, 144A	4.450	10/16/34		23,200	23,128,145
GreenSky Home Improvement Issuer Trust,
Series 2024-02, Class A4, 144A	5.150	10/27/59		7,754	7,780,018
Series 2025-02A, Class A4, 144A	4.890	06/25/60		10,250	10,222,228
GreenSky Home Improvement Trust,
Series 2024-01, Class A3, 144A	5.550	06/25/59		6,300	6,396,279
Series 2024-01, Class A4, 144A	5.670	06/25/59		11,990	12,147,669
Lending Funding Trust,
Series 2020-02A, Class A, 144A	2.320	04/21/31		7,772	7,699,391
Mariner Finance Issuance Trust,
Series 2025-BA, Class A, 144A	4.590	11/22/38		25,600	25,475,215
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35		36,962	36,486,172
Series 2023-01A, Class D, 144A	7.490	06/14/38		1,300	1,359,852
Series 2023-02A, Class C, 144A	6.740	09/15/36		20,700	21,245,286
Series 2023-02A, Class D, 144A	7.520	09/15/36		25,130	25,854,920
Series 2024-01A, Class A, 144A	5.790	05/14/41		67,000	70,077,203
Sotheby’s Artfi Master Trust,
Series 2026-01A, Class A1, 144A	4.800	06/20/33		62,000	61,835,309

					309,707,687

Credit Cards 0.2%
Genesis Sales Finance Master Trust,
Series 2024-B, Class A, 144A	5.870	12/20/32		87,700	88,422,420

Equipment 0.2%
HPEFS Equipment Trust,
Series 2025-01A, Class C, 144A	4.790	09/20/32		6,500	6,516,184
Series 2025-01A, Class D, 144A	4.990	03/21/33		4,500	4,501,258

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Equipment (cont’d.)

MetroNet Infrastructure Issuer LLC,
Series 2025-02A, Class A2, 144A	5.400%	08/20/55	59,420	$59,890,446
Series 2025-04A, Class A2, 144A	5.163	12/20/55	10,000	9,991,153
VB-S1 Issuer LLC,
Series 2026-01A, Class C2, 144A	4.693	03/15/56	36,500	35,688,401

				116,587,442

Home Equity Loans 1.5%

ABFC Trust,
Series 2003-OPT01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)	4.409(c)	04/25/33	683	683,510
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-HE01, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	4.744(c)	11/25/33	249	256,142
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE09, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	4.744(c)	12/25/34	891	842,063
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE08, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	4.744(c)	09/25/34	206	206,757
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A	6.377(cc)	04/25/54	2,570	2,591,257
EFMT,
Series 2025-CES04, Class A1, 144A	5.431(cc)	06/25/60	12,182	12,212,488
FIGRE Trust,
Series 2025-FL01, Class A1, 144A	5.265(cc)	07/25/55	8,513	8,508,121
Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month SOFR + 3.039% (Cap N/A, Floor 2.925%)	6.694(c)	10/25/31	25	28,392
GS Mortgage-Backed Securities Trust,
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.145(c)	01/25/55	39,684	39,739,045
Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.195(c)	10/25/55	16,178	16,217,934
Series 2026-CES02, Class A1A, 144A	5.227(cc)	06/25/56	29,800	29,726,212
GSAA Trust,
Series 2006-07, Class AF2	5.995(cc)	03/25/46	535	180,477
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.340(c)	03/20/54	4,344	4,353,414
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.240(c)	05/20/54	2,833	2,840,470
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	4.840(c)	10/20/54	5,454	5,457,544
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE03, Class A4, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)	4.569(c)	03/25/34	483	474,608
Series 2004-HE08, Class A7, 1 Month SOFR + 1.174% (Cap N/A, Floor 1.060%)	4.829(c)	09/25/34	663	703,342
New Century Home Equity Loan Trust,
Series 2003-A, Class A, 144A, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)	3.067(c)	10/25/33	736	760,033
NLT Trust,
Series 2025-CES01, Class A1, 144A	5.038(cc)	08/25/60	4,588	4,567,919
OBX Trust,
Series 2025-HE02, Class A1, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)	5.095(c)	08/25/55	34,129	34,276,630
Series 2025-HE02, Class M1, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 0.000%)	5.395(c)	08/25/55	6,750	6,782,811
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	6.025(cc)	02/25/44	5,442	5,465,806
Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	2,972	3,000,359
Series 2024-CES05, Class A1A, 144A	5.846(cc)	08/25/44	14,229	14,302,783
Series 2024-CES07, Class A1A, 144A	5.158(cc)	10/25/44	18,356	18,346,342
Series 2024-CES08, Class A1A, 144A	5.490(cc)	11/25/44	31,575	31,678,382
Series 2024-CES09, Class A1A, 144A	5.582(cc)	12/25/44	38,751	38,937,525
Series 2025-CES01, Class A1A, 144A	5.653(cc)	01/25/45	39,183	39,400,329
Series 2025-CES07, Class A1A, 144A	5.377(cc)	07/25/55	15,900	15,940,267
Series 2025-CES08, Class A1A, 144A	5.148(cc)	08/25/55	65,910	65,893,264
Series 2025-CES09, Class A1A, 144A	4.795(cc)	09/25/55	17,036	16,922,463
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	19,000	19,103,947
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	6,753	6,765,654

See Notes to Financial Statements.

PGIM Total Return Bond Fund  69

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Towd Point Mortgage Trust, (cont’d.)
Series 2024-CES02, Class A1A, 144A	6.125%(cc)	02/25/64		6,277	$6,303,023
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64		19,934	20,092,549
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64		68,113	68,012,569
Series 2024-CES06, Class A1, 144A	5.725(cc)	11/25/64		38,449	38,613,677
Series 2025-CES01, Class A1, 144A	5.705(cc)	02/25/55		39,832	40,018,344
Series 2025-CES03, Class A1A, 144A	5.278(cc)	08/25/65		32,452	32,443,141
Series 2025-CES04, Class A1A, 144A	5.091(cc)	10/25/65		23,654	23,557,897
Series 2025-CRM01, Class A1, 144A	5.799(cc)	01/25/65		47,909	48,084,291
Series 2025-FIX01, Class A1, 144A	4.968(cc)	09/25/65		13,083	12,971,825
Series 2025-HE01, Class A1A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	4.995(c)	07/25/65		31,416	31,485,170

					768,748,776

Other 0.5%
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	7.095(c)	04/25/34		5,078	5,085,804
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.645(c)	09/26/33		929	929,451
GoodLeap Home Improvement Solutions Trust,
Series 2024-01A, Class A, 144A	5.350	10/20/46		11,428	11,491,826
Series 2025-01A, Class A, 144A	5.380	02/20/49		25,523	25,605,364
Series 2025-02A, Class A, 144A	5.320	06/20/49		19,482	19,545,006
GoodLeap Sustainable Home Solutions Trust,
Series 2023-04C, Class A, 144A	6.480	03/20/57		22,067	21,293,834
Series 2024-01GS, Class A, 144A	6.250	06/20/57		39,481	37,919,994
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	6.545(c)	04/25/34		14,636	14,713,356
PK Alift Loan Funding 7 LP,
Series 2025-02, Class A, 144A	4.750	03/15/43		11,847	11,718,517
PK Alift Loan Funding 8 LP,
Series 2026-01, Class A, 144A	4.614	09/15/43		3,500	3,426,830
PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	6.429(c)	12/25/27		20,000	20,037,472
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	7.345(c)	11/25/31		6,044	6,081,337
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.345(c)	07/25/33		784	786,235
Sunrun Artemis Issuer LLC,
Series 2024-02A, Class A1, 144A	6.250	07/30/59		25,143	25,105,357
Sunrun Prometheus Issuer LLC,
Series 2026-01A, Class A1, 144A	6.300	08/01/61		8,500	8,465,374
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59		14,946	14,609,136
Series 2024-03A, Class A2, 144A	5.880	10/30/59		64,570	62,244,436

					289,059,329

Residential Mortgage-Backed Securities 0.0%
Countrywide Asset-Backed Certificates,
Series 2003-BC05, Class 2A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	4.469(c)	12/25/33		191	192,637
Countrywide Asset-Backed Certificates Trust,
Series 2004-04, Class 1A, 1 Month SOFR + 0.534% (Cap N/A, Floor 0.420%)	4.189(c)	08/25/34		2,620	2,585,853
Series 2004-06, Class 2A5, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)	4.549(c)	11/25/34		247	241,267
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	4.819(c)	11/25/34		4	6,226
GSAMP Trust,
Series 2004-AR01, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	4.744(c)	06/25/34		604	677,729
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.034(c)	11/25/60	EUR	3,285	3,863,683
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)	5.614(c)	01/25/35		820	803,750

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)

Specialty Underwriting & Residential Finance Trust,
Series 2003-BC02, Class M1, 1 Month SOFR + 1.239% (Cap N/A, Floor 1.125%)	4.894%(c)	06/25/34		260		$257,342
Structured Asset Investment Loan Trust,
Series 2003-BC07, Class 3A2, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	4.719(c)	07/25/33		359		352,305
Series 2004-BNC01, Class A2, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	4.769(c)	09/25/34		488		510,534
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)	4.709(c)	09/25/34		367		389,494
TFS (Spain),
Series 2018-03, Class A1^	0.000(s)	04/16/40	EUR	—	(r)	1

						9,880,821

Student Loans 0.1%
Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)	5.095(c)	06/25/47		18,171		18,284,005
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000(cc)	02/25/43		82,210		10,220,994
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		10,937		10,360,982
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		14,402		13,839,047
Series 2019-A, Class R, 144A	0.000	10/25/48		19,786		10,140,820

						62,845,848

TOTAL ASSET-BACKED SECURITIES
(cost $9,346,738,004)						9,521,093,855

COMMERCIAL MORTGAGE-BACKED SECURITIES 8.8%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A(x)	3.203(cc)	05/15/35		39,245		33,358,642
Series 2018-20TS, Class H, 144A(x)	3.203(cc)	05/15/35		40,253		33,208,715
ALA Trust,
Series 2025-OANA, Class A, 144A, 1 Month SOFR + 1.743% (Cap N/A, Floor 1.743%)	5.398(c)	06/15/40		16,110		16,170,413
ARES Trust,
Series 2025-IND03, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.155(c)	04/15/42		47,990		48,049,987
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class B, 144A	4.192(cc)	05/15/49		1,610		1,593,174
BANK,
Series 2017-BNK08, Class A3	3.229	11/15/50		8,520		8,377,523
Series 2019-BN20, Class A2	2.758	09/15/62		48,568		45,882,152
Series 2019-BN21, Class XB, IO	0.460(cc)	10/17/52		206,158		2,300,229
Series 2019-BN24, Class A2	2.707	11/15/62		69,300		65,146,920
Series 2020-BN29, Class A3	1.742	11/15/53		36,788		32,639,897
Series 2023-BNK46, Class A21	6.951(cc)	08/15/56		74,030		76,373,642
BANK5,
Series 2025-5YR19, Class A3	5.270	12/15/58		56,800		58,007,835
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36		17,450		17,326,349
Series 2016-ETC, Class B, 144A	3.189	08/14/36		6,970		6,920,304
Series 2016-ETC, Class C, 144A	3.391	08/14/36		5,770		5,727,980
Series 2016-ETC, Class D, 144A	3.729(cc)	08/14/36		21,720		21,550,397
Series 2016-ETC, Class E, 144A	3.729(cc)	08/14/36		13,900		13,763,672
Series 2018-CHRS, Class B, 144A	4.409(cc)	08/05/38		7,345		6,927,048
Series 2018-CHRS, Class C, 144A	4.409(cc)	08/05/38		10,055		9,384,715
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38		19,295		17,368,796
Series 2019-C03, Class A3	3.319	05/15/52		24,500		23,782,743
Series 2020-C08, Class XB, IO	1.127(cc)	10/15/53		119,592		5,170,429
Series 2024-05C27, Class A3	6.014	07/15/57		12,730		13,181,794
Series 2024-05C29, Class A3	5.208	09/15/57		57,800		58,652,215
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51		11,073		10,888,132
Series 2019-B10, Class A3	3.455	03/15/62		39,418		38,399,815

See Notes to Financial Statements.

PGIM Total Return Bond Fund  71

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Benchmark Mortgage Trust, (cont’d.)
Series 2019-B11, Class A4	3.281%	05/15/52	57,599	$55,741,049
Series 2019-B12, Class A4	2.859	08/15/52	81,000	77,294,947
Series 2019-B13, Class A3	2.701	08/15/57	38,700	36,464,971
Series 2019-B14, Class A3	3.090	12/15/62	48,180	46,652,371
Series 2019-B14, Class A4	2.795	12/15/62	57,600	54,379,728
Series 2020-B17, Class A4	2.042	03/15/53	78,000	71,118,029
Series 2020-B20, Class A3	1.945	10/15/53	11,388	10,852,534
Series 2020-B21, Class A4	1.704	12/17/53	37,450	33,592,620
Series 2020-IG01, Class A2	2.677	09/15/43	28,000	25,452,087
Series 2023-V03, Class A3	6.363(cc)	07/15/56	20,000	20,640,208
Series 2024-V08, Class A3	6.189(cc)	07/15/57	95,000	98,934,320
BFLD Mortgage Trust,
Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.147(c)	07/15/39	39,027	39,050,784
BFLD Trust,
Series 2025-EWEST, Class A, 144A, 1 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.205(c)	06/15/42	17,700	17,677,935
BLP Commercial Mortgage Trust,
Series 2025-IND, Class A, 144A, 1 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.855(c)	03/15/42	19,220	19,189,776
Series 2025-IND, Class C, 144A, 1 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.455(c)	03/15/42	3,812	3,806,799
BMO Mortgage Trust,
Series 2023-C05, Class A2	6.518	06/15/56	23,877	24,313,388
Series 2024-05C5, Class A3	5.857	02/15/57	50,000	51,579,635
BPR Trust,
Series 2023-BRK02, Class A, 144A	7.146(cc)	10/05/38	77,084	79,351,179
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class B, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.250%)	5.019(c)	11/15/38	8,961	8,961,231
Series 2024-AIR02, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.147(c)	10/15/41	70,644	70,776,074
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	5.346(c)	08/15/41	75,624	75,834,839
Series 2025-COPT, Class A, 144A, 1 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.405(c)	08/15/42	40,960	41,061,999
Series 2025-JDI, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.055(c)	11/15/42	68,024	68,151,555
Series 2025-SPOT, Class A, 144A, 1 Month SOFR + 1.443% (Cap N/A, Floor 1.443%)	5.098(c)	04/15/40	38,732	38,755,842
BX Trust,
Series 2025-ARIA, Class A, 144A	5.199(cc)	12/13/42	100,000	100,673,910
Series 2025-LUNR, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.155(c)	06/15/40	27,239	27,290,145
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.283(cc)	11/15/50	26,734	26,261,772
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	49,592	49,281,019
Series 2017-CD06, Class A4	3.190	11/13/50	77,064	76,122,280
Series 2018-CD07, Class A3	4.013	08/15/51	25,927	25,654,707
CF Mortgage Trust,
Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/52	22,698	22,569,858
CFK Trust,
Series 2019-FAX, Class A, 144A	4.075	01/15/39	14,250	13,836,526
Series 2019-FAX, Class B, 144A	4.362	01/15/39	21,052	20,323,420
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3	3.197	08/15/50	18,990	18,741,936
Citigroup Commercial Mortgage Trust,
Series 2017-C04, Class A3	3.209	10/12/50	63,251	62,356,977
Series 2017-P07, Class A3	3.442	04/14/50	14,389	14,300,954
Series 2019-GC41, Class A4	2.620	08/10/56	94,960	89,031,704
Series 2020-GC46, Class A4	2.477	02/15/53	90,000	82,480,095
Commercial Mortgage Trust,
Series 2016-COR01, Class A4	3.091	10/10/49	6,400	6,372,435
Series 2017-COR02, Class A2	3.239	09/10/50	74,027	73,448,309
Series 2018-COR03, Class A2	3.961	05/10/51	54,997	54,270,198
Series 2019-GC44, Class A4	2.698	08/15/57	20,000	18,725,342
Series 2024-277P, Class A, 144A	6.338	08/10/44	29,200	30,443,432
Series 2024-277P, Class X, IO, 144A	0.894(cc)	08/10/44	97,400	2,106,752
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953	09/15/37	94,640	88,119,966

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2	3.067%	06/15/52	20,133	$19,401,228
Series 2019-C17, Class A4	2.763	09/15/52	37,150	35,196,021
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.935(cc)	12/10/36	23,960	23,167,707
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A4	3.071	06/10/50	4,808	4,751,534
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0058, Class XAM, IO	0.942(cc)	08/25/26	59,334	134,552
Series K0069, Class X1, IO	0.467(cc)	09/25/27	490,786	1,997,401
Series K0087, Class X1, IO	0.486(cc)	12/25/28	383,317	3,319,759
Series K0090, Class X1, IO	0.852(cc)	02/25/29	445,905	8,081,890
Series K0091, Class X1, IO	0.703(cc)	03/25/29	534,849	7,945,290
Series K0092, Class XAM, IO	1.125(cc)	04/25/29	53,046	1,461,534
Series K0093, Class X1, IO	1.078(cc)	05/25/29	372,741	8,905,086
Series K0095, Class X1, IO	1.071(cc)	06/25/29	494,030	12,374,564
Series K0096, Class XAM, IO	1.525(cc)	07/25/29	56,489	2,279,297
Series K0097, Class X1, IO	1.209(cc)	07/25/29	426,426	12,974,056
Series K0101, Class X1, IO	0.938(cc)	10/25/29	452,430	11,186,568
Series K0108, Class X1, IO	1.809(cc)	03/25/30	321,803	17,911,778
Series K0114, Class X1, IO	1.202(cc)	06/25/30	252,920	9,857,361
Series K0735, Class X1, IO	1.081(cc)	05/25/26	96,307	2,311
Series K1513, Class X1, IO	0.983(cc)	08/25/34	328,304	15,739,818
Series Q001, Class XA, IO	2.048(cc)	02/25/32	20,685	1,128,176
Series Q002, Class XA, IO	0.897(cc)	07/25/33	26,623	807,427
GS Mortgage Securities Trust,
Series 2014-GC22, Class XB, IO	0.325(cc)	06/10/47	37,110	163,911
Series 2017-GS06, Class A2	3.164	05/10/50	12,934	12,809,761
Series 2018-GS09, Class A3	3.727	03/10/51	10,441	10,338,365
Series 2019-GC39, Class A3	3.307	05/10/52	64,721	62,600,417
Series 2019-GC40, Class A3	2.904	07/10/52	40,481	38,743,071
Series 2019-GSA01, Class A2	2.613	11/10/52	4,941	4,895,998
Series 2019-GSA01, Class A3	2.794	11/10/52	42,000	40,050,549
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class A5	3.639	11/15/47	466	455,686
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4	3.195	09/15/50	68,715	67,758,756
Series 2019-COR04, Class A3	3.763	03/10/52	31,250	30,842,262
Series 2019-COR04, Class A4	3.758	03/10/52	31,675	30,664,957
Series 2019-COR04, Class A5	4.029	03/10/52	4,797	4,599,973
Series 2019-COR05, Class A3	3.123	06/13/52	22,100	21,273,982
Series 2019-COR05, Class XB, IO	1.082(cc)	06/13/52	65,497	1,619,878
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	19,945	19,814,291
Series 2017-C07, Class A4	3.147	10/15/50	63,735	62,797,424
Series 2019-COR06, Class A3	2.795	11/13/52	80,750	75,445,775
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP03, Class A4	2.627	08/15/49	3,822	3,809,894
KRE Commercial Mortgage Trust,
Series 2025-AIP04, Class A, 144A, 1 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.955(c)	03/15/42	31,862	31,832,473
Series 2026-ICNA, Class B, 144A, 1 Month SOFR + 2.350% (Cap N/A, Floor 2.350%)	6.000(c)	05/15/43	8,465	8,475,581
LSTAR Commercial Mortgage Trust,
Series 2017-05, Class A4, 144A	3.390	03/10/50	7,642	7,631,838
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C34, Class A3	3.276	11/15/52	18,615	18,374,396
Series 2025-05C1, Class A3	5.635	03/15/58	42,000	43,301,185
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4	3.259	06/15/50	51,175	50,632,826
Series 2018-H03, Class A4	3.914	07/15/51	5,096	5,037,145
Series 2018-H04, Class A3	4.043	12/15/51	16,356	16,101,933
Series 2019-H06, Class A3	3.158	06/15/52	31,865	30,669,213

See Notes to Financial Statements.

PGIM Total Return Bond Fund  73

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Morgan Stanley Capital I Trust, (cont’d.)
Series 2019-H07, Class A3	3.005%	07/15/52	66,390	$63,395,045
Series 2019-L02, Class A3	3.806	03/15/52	43,236	42,357,632
Series 2019-L03, Class A3	2.874	11/15/52	35,030	33,315,916
NRTH Commercial Mortgage Trust,
Series 2025-PARK, Class A, 144A, 1 Month SOFR + 1.393% (Cap N/A, Floor 1.393%)	5.048(c)	10/15/40	43,000	42,973,155
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class A, 144A, 1 Month SOFR + 1.213% (Cap N/A, Floor 1.213%)	4.868(c)	02/15/42	49,015	48,861,828
Series 2025-03BP, Class C, 144A, 1 Month SOFR + 1.892% (Cap N/A, Floor 1.892%)	5.547(c)	02/15/42	18,945	18,921,319
Series 2025-03BP, Class D, 144A, 1 Month SOFR + 2.441% (Cap N/A, Floor 2.441%)	6.096(c)	02/15/42	25,000	25,031,250
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A	2.516	09/15/54	7,000	6,478,736
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class A, 144A	3.021	09/15/39	35,000	32,172,038
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A	3.126	07/05/36	20,955	20,906,397
SLG Office Trust,
Series 2026-OMA, Class A, 144A	4.965(cc)	04/15/41	69,000	69,249,290
UBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.196	06/15/50	6,530	6,482,140
Series 2017-C05, Class A4	3.212	11/15/50	20,425	20,105,739
Series 2017-C06, Class A4	3.320	12/15/50	22,884	22,597,628
Series 2018-C10, Class A3	4.048	05/15/51	59,378	58,729,620
Series 2018-C11, Class A4	3.977	06/15/51	34,637	34,341,175
Series 2018-C15, Class A3	4.075	12/15/51	16,998	16,822,754
Series 2019-C16, Class A3	3.344	04/15/52	31,500	30,819,269
Series 2019-C16, Class XB, IO	1.019(cc)	04/15/52	96,253	2,202,663
Series 2019-C17, Class A3	2.669	10/15/52	80,671	76,155,437
Series 2019-C18, Class A3	2.782	12/15/52	22,850	21,521,528
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class XB, IO, 144A	0.195(cc)	03/10/46	41,314	79
WCORE Commercial Mortgage Trust,
Series 2024-CORE, Class C, 144A, 1 Month SOFR + 2.241% (Cap N/A, Floor 2.241%)	5.896(c)	11/15/41	15,200	15,228,500
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	1.064(cc)	07/15/48	55,952	48,393
Series 2016-C36, Class A3	2.807	11/15/59	22,102	21,996,167
Series 2017-C39, Class A4	3.157	09/15/50	35,830	35,384,140
Series 2018-C43, Class A4	4.012(cc)	03/15/51	1,000	989,831
Series 2018-C44, Class A4	3.948	05/15/51	19,054	18,858,235
Series 2018-C45, Class A3	3.920	06/15/51	23,154	22,865,273
Series 2018-C47, Class A3	4.175	09/15/61	37,090	36,829,967
Series 2019-C50, Class A4	3.466	05/15/52	34,566	33,679,333
Series 2019-C52, Class A4	2.643	08/15/52	82,824	78,723,523
Series 2019-C53, Class A3	2.787	10/15/52	5,951	5,628,954
Series 2019-C54, Class A3	2.892	12/15/52	42,492	40,151,694
Series 2020-C55, Class A4	2.474	02/15/53	58,725	54,486,382
Series 2024-01CHI, Class A, 144A	5.484(cc)	07/15/35	75,100	75,367,364

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $4,799,906,284)				4,675,242,447

CORPORATE BONDS 30.5%

Aerospace & Defense 0.5%

BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	3.400	04/15/30	17,620	16,911,586
Boeing Co. (The),
Sr. Unsec’d. Notes	3.250	02/01/28	14,855	14,569,149
Sr. Unsec’d. Notes	3.550	03/01/38	15,098	12,511,076
Sr. Unsec’d. Notes	3.600	05/01/34	14,772	13,273,901
Sr. Unsec’d. Notes	3.625	03/01/48	2,130	1,491,172

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)

Boeing Co. (The), (cont’d.)
Sr. Unsec’d. Notes	3.750%	02/01/50	18,903	$13,505,093
Sr. Unsec’d. Notes	3.850	11/01/48	990	713,838
Sr. Unsec’d. Notes	3.900	05/01/49	44,475	32,533,023
Sr. Unsec’d. Notes	3.950	08/01/59	14,670	10,163,437
Sr. Unsec’d. Notes	5.705	05/01/40	22,420	22,621,882
Sr. Unsec’d. Notes	5.805	05/01/50	7,263	7,070,327
Sr. Unsec’d. Notes	5.930	05/01/60	52,200	50,443,276
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.750	06/15/33	7,645	7,980,080
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	3,675	3,815,642
HEICO Corp.,
Gtd. Notes	5.250	08/01/28	9,750	9,925,926
Honeywell Aerospace, Inc.,
Gtd. Notes, 144A	4.600	03/16/33	24,281	23,982,255
Gtd. Notes, 144A	4.950	03/16/36	16,550	16,363,428
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	5.050	06/01/29	15,850	16,133,897
Spirit AeroSystems, Inc.,
Sr. Sec’d. Notes	3.850	06/15/26	1,660	1,654,727

				275,663,715

Agriculture 0.6%

Altria Group, Inc.,
Gtd. Notes	3.400	02/04/41	39,709	30,152,275
Gtd. Notes	4.250	08/09/42	15,984	13,052,397
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	41,745	40,094,570
Gtd. Notes	3.557	08/15/27	12,287	12,159,425
Gtd. Notes	4.390	08/15/37	69,276	62,920,453
Gtd. Notes	5.834	02/20/31	4,000	4,183,364
Gtd. Notes	6.343	08/02/30	10,195	10,869,557
Gtd. Notes	7.750	10/19/32	5,000	5,729,859
BAT International Finance PLC (United Kingdom),
Gtd. Notes	5.931	02/02/29	23,565	24,410,564
Bunge Ltd. Finance Corp.,
Gtd. Notes	2.750	05/14/31	6,500	5,938,547
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A, MTN	5.500	02/01/30	10,804	11,094,854
Gtd. Notes, 144A, MTN	5.875	07/01/34	1,395	1,439,151
Philip Morris International, Inc.,
Sr. Unsec’d. Notes(a)	2.100	05/01/30	30,645	27,969,267
Sr. Unsec’d. Notes	3.125	03/02/28	1,802	1,766,406
Sr. Unsec’d. Notes	4.875	02/13/29	1,198	1,213,374
Sr. Unsec’d. Notes	5.250	02/13/34	4,551	4,634,959
Sr. Unsec’d. Notes	5.375	02/15/33	11,419	11,736,901
Sr. Unsec’d. Notes	5.625	09/07/33	46,682	48,703,779
Reynolds American, Inc. (United Kingdom),
Gtd. Notes	5.700	08/15/35	737	757,903
Gtd. Notes	7.250	06/15/37	983	1,115,755

				319,943,360

Airlines 0.4%

American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates	3.700	04/01/28	1,296	1,292,445
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates	3.375	11/01/28	5,604	5,537,319

See Notes to Financial Statements.

PGIM Total Return Bond Fund 75

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)

American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates	3.600%	03/22/29	6,591	$6,512,368
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29	5,660	5,664,528
Delta Air Lines 2020-1 Class AA Pass-Through Trust,
Pass-Through Certificates	2.000	12/10/29	20,577	19,900,069
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.750	10/20/28	59,843	59,887,019
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	38,315	38,486,124
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates	3.450	06/01/29	6,012	5,899,876
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates	2.875	04/07/30	9,601	9,243,407
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates(a)	3.500	09/01/31	7,650	7,418,304
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates(a)	2.700	11/01/33	7,270	6,649,405
United Airlines Holdings, Inc.,
Gtd. Notes	4.875	03/01/29	15,000	14,813,392
Gtd. Notes(a)	5.375	03/01/31	18,380	18,124,295
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.625	04/15/29	9,665	9,535,612
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	1,925	1,805,265
Sr. Unsec’d. Notes, 144A	8.750	01/15/32	4,740	4,587,467
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	3,650	3,686,902

				219,043,797

Apparel 0.0%

PVH Corp.,
Sr. Unsec’d. Notes	5.500	06/13/30	1,940	1,968,110

Auto Manufacturers 0.7%

Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	1,055	925,627
Sr. Unsec’d. Notes	4.750	01/15/43	13,282	10,227,135
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	24,254	24,122,811
Sr. Unsec’d. Notes	2.900	02/16/28	16,452	15,834,538
Sr. Unsec’d. Notes	2.900	02/10/29	3,279	3,079,430
Sr. Unsec’d. Notes	3.625	06/17/31	2,010	1,831,828
Sr. Unsec’d. Notes	4.125	08/17/27	11,147	11,013,248
Sr. Unsec’d. Notes	4.271	01/09/27	44,065	43,839,488
Sr. Unsec’d. Notes	4.950	05/28/27	2,000	2,000,515
Sr. Unsec’d. Notes	5.113	05/03/29	3,250	3,229,875
Sr. Unsec’d. Notes	5.125	11/05/26	864	865,157
Sr. Unsec’d. Notes	5.800	03/05/27	4,115	4,143,063
Sr. Unsec’d. Notes	5.800	03/08/29	15,525	15,721,328
Sr. Unsec’d. Notes	5.850	05/17/27	12,674	12,777,348
Sr. Unsec’d. Notes	5.875	11/07/29	12,500	12,690,543
Sr. Unsec’d. Notes	7.350	03/06/30	1,815	1,921,719
General Motors Co.,
Sr. Unsec’d. Notes	5.200	04/01/45	2,660	2,327,864
Sr. Unsec’d. Notes	6.250	10/02/43	5,906	5,840,898
Sr. Unsec’d. Notes	6.600	04/01/36	3,260	3,489,605
Sr. Unsec’d. Notes(a)	6.750	04/01/46	3,172	3,298,458

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

General Motors Financial Co., Inc.,
Gtd. Notes	3.850%	01/05/28	20,453	$20,266,489
Gtd. Notes	4.000	10/06/26	7,785	7,773,965
Gtd. Notes	4.350	01/17/27	4,416	4,410,774
Sr. Unsec’d. Notes	2.350	01/08/31	45,370	40,605,282
Sr. Unsec’d. Notes	2.400	10/15/28	1,680	1,596,605
Sr. Unsec’d. Notes	2.700	08/20/27	2,435	2,380,700
Sr. Unsec’d. Notes	5.550	07/15/29	720	737,897
Sr. Unsec’d. Notes	5.650	01/17/29	2,775	2,839,449
Sr. Unsec’d. Notes(a)	5.800	06/23/28	1,370	1,402,851
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	4.550	09/26/29	4,000	3,984,377
Sr. Unsec’d. Notes, 144A	5.100	06/24/30	25,370	25,586,456
Sr. Unsec’d. Notes, 144A	5.350	03/19/29	7,175	7,303,948
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	4.950	08/15/29	1,490	1,495,030
Gtd. Notes, 144A	5.050	03/27/28	32,852	33,061,156
Gtd. Notes, 144A(a)	5.250	03/22/29	23,837	24,113,633

				356,739,090

Auto Parts & Equipment 0.1%

Aptiv Swiss Holdings Ltd.,
Gtd. Notes(a)	6.875(ff)	12/15/54	4,965	5,076,712
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A	6.750	02/15/30	2,150	2,216,586
Qnity Electronics, Inc.,
Gtd. Notes, 144A	6.250	08/15/33	3,650	3,732,724
Sr. Sec’d. Notes, 144A	5.750	08/15/32	4,000	4,042,717
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	62,743	63,445,242

				78,513,981

Banks 8.5%

Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.552(ff)	03/14/28	40,600	40,929,140
Sub. Notes	2.749	12/03/30	6,400	5,773,757
Bank of America Corp.,
Jr. Sub. Notes	6.250(ff)	07/26/30(oo)	32,759	33,084,854
Jr. Sub. Notes, Series FF(a)	5.875(ff)	03/15/28(oo)	5,595	5,619,737
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	267,035	242,175,516
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	77,865	77,077,359
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	48,286	43,115,886
Sr. Unsec’d. Notes, MTN	1.922(ff)	10/24/31	14,481	12,848,100
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	224,880	208,197,689
Sr. Unsec’d. Notes, MTN	2.972(ff)	02/04/33	26,185	23,694,170
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	40,320	38,654,668
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	26,803	26,693,274
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	21,644	16,837,576
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,030	1,024,498
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	40,400	36,718,214
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.667(ff)	03/10/32	7,000	6,297,370
Sr. Unsec’d. Notes	2.894(ff)	11/24/32	3,745	3,345,543
Sr. Unsec’d. Notes	4.476(ff)	11/11/29	25,810	25,696,630
Sr. Unsec’d. Notes	4.942(ff)	09/10/30	20,643	20,732,979
Sr. Unsec’d. Notes	5.501(ff)	08/09/28	6,885	6,950,211
Sr. Unsec’d. Notes	5.785(ff)	02/25/36	6,035	6,147,586

See Notes to Financial Statements.

PGIM Total Return Bond Fund 77

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Barclays PLC (United Kingdom), (cont’d.)
Sr. Unsec’d. Notes	6.692%(ff)	09/13/34	4,100	$4,433,701
Sr. Unsec’d. Notes	7.437(ff)	11/02/33	4,130	4,619,470
Sub. Notes	4.836	05/09/28	7,715	7,715,994
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	32,200	31,025,695
Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29	19,050	17,974,424
Sr. Non-Preferred Notes, 144A	2.591(ff)	01/20/28	19,375	19,104,463
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32	27,265	24,741,262
Sr. Non-Preferred Notes, 144A	3.132(ff)	01/20/33	15,150	13,671,481
Sr. Non-Preferred Notes, 144A	4.400	08/14/28	4,458	4,439,230
Sr. Non-Preferred Notes, 144A, MTN	3.052(ff)	01/13/31	17,340	16,266,266
Sr. Non-Preferred Notes, 144A, MTN	3.500	11/16/27	17,175	16,930,141
BPCE SA (France),
Sr. Non-Preferred Notes, 144A	5.936(ff)	05/30/35	14,539	14,849,383
Sr. Non-Preferred Notes, 144A, MTN	3.500	10/23/27	4,330	4,268,056
Sr. Preferred Notes, 144A, MTN	3.250	01/11/28	6,850	6,723,654
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A	5.581(ff)	07/03/36	65,503	66,093,038
Sr. Non-Preferred Notes, 144A	6.037(ff)	06/15/35	52,618	54,756,006
Sr. Non-Preferred Notes, 144A	6.840(ff)	09/13/34	61,848	67,487,795
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	4.375	10/01/30	12,600	12,467,098
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	15,200	15,199,117
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	20,510	21,328,632
Citigroup, Inc.,
Jr. Sub. Notes	6.625(ff)	02/15/31(oo)	23,660	23,923,622
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	46,837	47,586,337
Jr. Sub. Notes, Series JJ	6.500(ff)	05/15/31(oo)	24,745	24,880,878
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	195,755	182,043,549
Sr. Unsec’d. Notes(a)	2.904(ff)	11/03/42	53,586	38,630,002
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	23,165	20,991,244
Sr. Unsec’d. Notes	3.200	10/21/26	30,952	30,809,393
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	12,612	12,494,166
Sr. Unsec’d. Notes	3.785(ff)	03/17/33	53,929	50,714,255
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,700	1,693,615
Sr. Unsec’d. Notes	4.542(ff)	09/19/30	21,090	21,005,372
Sub. Notes	4.450	09/29/27	470	470,236
Sub. Notes	4.750	05/18/46	42,640	36,070,413
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A, MTN	4.631(ff)	09/11/28	19,955	19,960,057
Sr. Non-Preferred Notes, 144A, MTN	5.222(ff)	05/27/31	10,865	10,987,920
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A	4.613(ff)	10/02/30	19,490	19,388,925
Sr. Non-Preferred Notes, 144A	5.705(ff)	03/01/30	43,015	44,179,167
Sr. Non-Preferred Notes, 144A, MTN	5.019(ff)	03/04/31	4,470	4,491,082
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.311(ff)	11/16/27	815	805,310
Sr. Non-Preferred Notes	2.552(ff)	01/07/28	2,170	2,138,260
Sr. Non-Preferred Notes	4.950(ff)	08/04/31	43,922	43,783,755
Sr. Non-Preferred Notes	5.060(ff)	04/14/32	13,620	13,600,457
Sr. Non-Preferred Notes	5.297(ff)	05/09/31	7,220	7,291,666
Sr. Non-Preferred Notes	5.373(ff)	01/10/29	7,070	7,147,023
Sr. Non-Preferred Notes	6.720(ff)	01/18/29	12,325	12,722,505
Sr. Non-Preferred Notes	7.146(ff)	07/13/27	8,015	8,055,466
Sub. Notes	3.729(ff)	01/14/32	15,400	14,305,993
Fifth Third Financial Corp.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30	24,593	25,360,498

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650%(ff)	08/10/26(oo)	5,965	$5,940,131
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	48,415	42,593,432
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	54,500	49,053,187
Sr. Unsec’d. Notes	3.210(ff)	04/22/42	110,085	82,278,551
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	16,800	16,560,352
Sr. Unsec’d. Notes	3.850	01/26/27	31,440	31,373,083
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	10,000	9,936,443
Sr. Unsec’d. Notes, MTN	4.800	07/08/44	12,700	11,284,044
Sub. Notes	6.750	10/01/37	216	234,504
Hamburg Commercial Bank AG (Germany),
Sub. Notes, EMTN, SOFR + 0.667%	4.318(c)	03/21/31	18,160	19,765,758
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.013(ff)	09/22/28	6,010	5,800,541
Sr. Unsec’d. Notes	4.619(ff)	11/06/31	4,415	4,368,970
Sr. Unsec’d. Notes	5.887(ff)	08/14/27	1,625	1,630,531
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes(a)	5.709(ff)	02/02/35	17,135	17,552,191
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	9,560	9,892,817
Intesa Sanpaolo SpA (Italy),
Sr. Non-Preferred Notes, 144A	7.778(ff)	06/20/54	14,870	17,105,017
Sr. Preferred Notes, 144A	7.800	11/28/53	1,820	2,160,912
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month SOFR + 2.842%(a)	6.505(c)	08/01/26(oo)	30,100	30,189,891
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%	6.437(c)	07/01/26(oo)	89,955	89,990,665
Jr. Sub. Notes, Series KK	3.650(ff)	06/01/26(oo)	28,750	28,705,195
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	115,410	101,826,932
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	63,170	58,426,849
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	105,105	93,504,441
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	19,240	17,411,836
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	127,835	120,361,175
Sr. Unsec’d. Notes(a)	3.702(ff)	05/06/30	91,135	88,988,025
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	7,285	5,676,475
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	39,190	38,880,345
Sr. Unsec’d. Notes	4.408(ff)	04/23/30	13,280	13,224,843
Sr. Unsec’d. Notes	4.565(ff)	06/14/30	14,310	14,316,330
Sr. Unsec’d. Notes	4.995(ff)	07/22/30	8,490	8,594,894
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes(a)	5.110	12/08/26	2,835	2,848,900
Kasikornbank PCL (Thailand),
Sub. Notes, EMTN	3.343(ff)	10/02/31	8,650	8,577,253
KeyCorp,
Sr. Unsec’d. Notes, MTN	2.550	10/01/29	13,917	13,032,111
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.750	01/11/27	14,595	14,554,543
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes(a)	3.170	09/11/27	9,800	9,646,081
Morgan Stanley,
Sr. Unsec’d. Notes	3.217(ff)	04/22/42	2,515	1,904,227
Sr. Unsec’d. Notes	5.073(ff)	01/30/37	19,160	18,802,530
Sr. Unsec’d. Notes	5.320(ff)	07/19/35	37,210	37,476,347
Sr. Unsec’d. Notes	5.466(ff)	01/18/35	58,319	59,368,841
Sr. Unsec’d. Notes	6.342(ff)	10/18/33	10,000	10,703,670
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	95,450	83,991,567
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	129,705	120,630,740
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	50,085	49,456,342
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	10,525	10,473,857
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	69,925	60,843,143
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	88,076	76,623,118

See Notes to Financial Statements.

PGIM Total Return Bond Fund 79

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, MTN	2.511%(ff)	10/20/32	23,000	$20,378,968
Sr. Unsec’d. Notes, MTN	2.802(ff)	01/25/52	28,692	17,487,291
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	10,000	9,006,635
Sr. Unsec’d. Notes, MTN	3.125	07/27/26	17,990	17,942,822
Sr. Unsec’d. Notes, MTN	3.591(cc)	07/22/28	29,190	28,865,002
Sr. Unsec’d. Notes, MTN	5.250(ff)	04/21/34	14,145	14,286,066
Sr. Unsec’d. Notes, MTN, Series I	4.892(ff)	10/22/36	5,000	4,842,342
Sub. Notes, GMTN	4.350	09/08/26	14,335	14,326,342
Sub. Notes, MTN	3.950	04/23/27	16,325	16,283,496
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes	4.734(ff)	07/18/31	11,230	11,211,988
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	5.115(ff)	05/23/31	1,585	1,603,567
PNC Bank NA,
Sub. Notes	4.050	07/26/28	1,200	1,190,394
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.582(ff)	06/12/29	30,325	31,054,948
Rheinland-Pfalz Bank (Germany),
Sub. Notes, 144A(a)	6.875	02/23/28	10,500	10,873,528
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	4.494(ff)	01/15/32	14,450	14,220,619
Sr. Unsec’d. Notes	4.954(ff)	07/08/33	7,500	7,480,904
Sr. Unsec’d. Notes(a)	5.046(ff)	01/15/37	14,245	13,959,963
Sr. Unsec’d. Notes	5.246(ff)	07/08/36	66,685	66,703,765
Truist Financial Corp.,
Jr. Sub. Notes, Series N	6.669(ff)	09/01/26(oo)	34,643	34,696,016
Sr. Unsec’d. Notes, MTN	4.597(ff)	01/27/32	4,600	4,553,464
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	11,290	11,749,109
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	20,905	22,178,713
U.S. Bancorp,
Sr. Unsec’d. Notes	5.836(ff)	06/12/34	2,155	2,248,897
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.746(ff)	02/11/33	22,794	20,164,090
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	14,130	13,445,072
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	8,734	8,630,297
Sr. Unsec’d. Notes, 144A	4.194(ff)	04/01/31	1,150	1,124,102
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	1,206	1,202,556
Sr. Unsec’d. Notes, 144A, MTN	4.844(ff)	11/06/33	98,415	96,920,253
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41	64,795	48,808,753
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	227,795	211,328,733
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	49,019	46,276,497
Sr. Unsec’d. Notes, MTN	3.350(ff)	03/02/33	41,995	38,660,014

				4,511,507,665

Beverages 0.1%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	44,300	43,183,219
Gtd. Notes	4.900	02/01/46	31,653	28,515,941
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.439	10/06/48	2,330	1,954,601
Gtd. Notes	8.000	11/15/39	1,880	2,355,804
Gtd. Notes	8.200	01/15/39	445	561,066

				76,570,631

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Biotechnology 0.0%

Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	5.650%	12/01/41	1,200	$1,215,846

Building Materials 0.1%

Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	8.750	08/01/28	1,900	1,228,338
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26	3,315	3,303,117
Sr. Unsec’d. Notes	4.300	07/15/47	6,055	4,840,843
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	16,435	16,684,833
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	2,320	2,352,181
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	2,709	2,706,108
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	13,125	11,916,199
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	2,600	2,483,015
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	1,325	1,317,321

				46,831,955

Chemicals 0.3%

Ashland, Inc.,
Sr. Unsec’d. Notes	6.875	05/15/43	11,140	11,028,580
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	4.500	01/10/28	2,600	1,615,900
Gtd. Notes, 144A	4.500	01/10/28	15,682	9,746,363
Gtd. Notes, 144A	4.500	01/31/30	11,857	6,995,630
Gtd. Notes, 144A	8.500	01/12/31	47,933	28,532,118
Celanese US Holdings LLC,
Gtd. Notes	6.850	11/15/28	2,790	2,915,728
Gtd. Notes	7.050	11/15/30	4,375	4,696,840
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43	6,755	6,054,459
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes, 144A	4.725	11/15/28	10,462	10,499,107
Mosaic Co. (The),
Sr. Unsec’d. Notes	5.625	11/15/43	3,376	3,156,701
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	06/01/43	3,370	2,992,554
Sr. Unsec’d. Notes	5.250	01/15/45	8,000	7,310,878
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	3.750	06/23/31	4,572	4,203,497
Sr. Unsec’d. Notes, 144A	6.750	05/02/34	28,050	29,473,538
Sasol Financing USA LLC (South Africa),
Gtd. Notes	6.500	09/27/28	7,510	7,599,369
Gtd. Notes(a)	8.750	05/03/29	15,000	15,790,200

				152,611,462

Commercial Services 0.8%

Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	14,025	13,921,226
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	27,490	27,083,973
Sr. Sec’d. Notes, 144A	4.625	06/01/28	14,970	14,745,450
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	2,656	2,538,136

See Notes to Financial Statements.

PGIM Total Return Bond Fund 81

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

California Institute of Technology,
Sr. Unsec’d. Notes	3.650%	09/01/2119		39,775	$24,767,543
Sr. Unsec’d. Notes	4.700	11/01/2111		2,105	1,674,262
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29		19,436	19,939,897
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	22,944	26,800,855
Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		2,000	2,153,750
ERAC USA Finance LLC,
Gtd. Notes, 144A	3.300	12/01/26		10,390	10,336,746
Gtd. Notes, 144A(a)	6.700	06/01/34		1,840	2,041,649
Gtd. Notes, 144A	7.000	10/15/37		4,090	4,649,886
Global Payments, Inc.,
Sr. Unsec’d. Notes	4.500	11/15/28		69,650	69,098,788
Sr. Unsec’d. Notes	4.950	08/15/27		9,080	9,106,707
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31		18,809	18,844,261
Gtd. Notes, 144A(a)	6.000	03/15/34		3,460	3,429,361
Gtd. Notes, 144A	7.000	06/15/30		12,960	13,487,873
Gtd. Notes, 144A(a)	7.250	06/15/33		6,000	6,281,749
Johns Hopkins University (The),
Sr. Unsec’d. Notes, Series A(a)	2.813	01/01/60		8,040	4,618,619
Leland Stanford Junior University (The),
Unsec’d. Notes(a)	3.647	05/01/48		5,345	4,103,883
Massachusetts Institute of Technology,
Unsec’d. Notes(a)	3.885	07/01/2116		18,113	12,265,349
Unsec’d. Notes	4.678	07/01/2114		3,000	2,443,085
President & Fellows of Harvard College,
Unsec’d. Notes	2.517	10/15/50		8,950	5,354,027
Unsec’d. Notes	3.150	07/15/46		9,930	7,054,391
Unsec’d. Notes	3.300	07/15/56		5,630	3,786,019
Unsec’d. Notes	3.619	10/01/37		3,710	3,289,328
Trustees of Princeton University (The),
Unsec’d. Notes, Series 2020	2.516	07/01/50		6,310	3,853,405
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes(a)	3.610	02/15/2119		1,065	659,790
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		5,275	4,896,384
Gtd. Notes	3.875	02/15/31		1,200	1,135,260
Gtd. Notes(a)	4.875	01/15/28		62,805	62,678,041
Gtd. Notes(a)	5.250	01/15/30		6,492	6,501,848
University of Chicago (The),
Unsec’d. Notes, Series 20B(a)	2.761	04/01/45		6,560	5,144,378
University of Southern California,
Sr. Unsec’d. Notes, Series A	3.226	10/01/2120		5,210	2,884,245
Unsec’d. Notes, Series 2017	3.841	10/01/47		9,375	7,341,977

					408,912,141

Computers 0.1%

Accenture Capital, Inc.,
Gtd. Notes(a)	4.500	10/04/34		8,500	8,187,588
Genpact UK Finco PLC/Genpact USA, Inc.,
Gtd. Notes	4.950	11/18/30		13,625	13,320,829

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Computers (cont’d.)

Leidos, Inc.,
Gtd. Notes	2.300%	02/15/31		20,140	$17,904,972
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29		10,758	11,446,115

					50,859,504

Diversified Financial Services 0.8%

Azorra Finance Ltd.,
Gtd. Notes, 144A	7.750	04/15/30		6,000	6,208,110
Blackstone Private Credit Fund,
Sr. Sec’d. Notes^	5.610	05/03/27		43,775	43,621,831
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28		37,660	39,317,573
CDP Financial, Inc. (Canada),
Gtd. Notes	5.600	11/25/39		700	739,501
Gtd. Notes, 144A	5.600	11/25/39		2,195	2,318,865
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H	4.000(ff)	12/01/30(oo)		28,365	26,405,505
Jr. Sub. Notes, Series L	6.100(ff)	06/01/31(oo)		11,060	11,051,931
Citadel Finance LLC,
Gtd. Notes, 144A	4.750	02/14/29		7,130	7,017,961
Gtd. Notes, 144A(a)	5.150	02/14/31		4,460	4,357,401
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	6.875	05/01/31		3,250	3,134,066
Sr. Unsec’d. Notes, 144A	9.250	02/01/29		760	787,296
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	02/15/31		3,525	2,928,782
Sr. Unsec’d. Notes, 144A	7.625	07/01/29		3,375	3,022,853
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%^(x)	7.230(c)	05/31/26(d)		196,471	174,859,216
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A	5.000	08/15/28		4,900	4,696,602
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.750	10/15/32		39,020	33,129,670
Nuveen LLC,
Sr. Unsec’d. Notes, 144A	5.850	04/15/34		4,510	4,642,274
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		10,325	9,980,823
Gtd. Notes	6.625	05/15/29		14,255	14,511,762
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29		26,225	25,030,002
Gtd. Notes, 144A	5.750	09/15/31		5,550	5,281,472
Gtd. Notes, 144A	7.875	12/15/29		8,295	8,614,606
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	3,060	3,428,644
Rocket Cos., Inc.,
Gtd. Notes, 144A	6.125	08/01/30		5,000	5,076,678
Gtd. Notes, 144A	7.125	02/01/32		2,175	2,249,033
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	3.875	03/01/31		11,425	10,611,272

					453,023,729

Electric 2.3%

AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	3.100	12/01/26		1,300	1,291,850
Sr. Unsec’d. Notes	3.750	12/01/47		5,595	4,143,053
Sr. Unsec’d. Notes	3.800	06/15/49		7,345	5,398,443

See Notes to Financial Statements.

PGIM Total Return Bond Fund 83

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

AEP Transmission Co. LLC, (cont’d.)
Sr. Unsec’d. Notes, Series M	3.650%	04/01/50	7,206	$5,208,841
Avangrid, Inc.,
Sr. Unsec’d. Notes	3.800	06/01/29	21,920	21,375,978
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A	1.950	02/28/34	11,206	9,751,958
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage(a)	3.950	03/01/48	6,685	5,186,059
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	2.950	03/01/30	22,696	21,328,214
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A	3.500	04/01/28	4,415	4,328,645
CMS Energy Corp.,
Jr. Sub. Notes	4.750(ff)	06/01/50	23,485	22,965,207
Comision Federal de Electricidad (Mexico),
Gtd. Notes	4.688	05/15/29	5,000	4,935,000
Gtd. Notes, 144A	4.688	05/15/29	45,602	45,009,174
Insured Notes, Series 16U, 6 Month SOFR + 0.923%	4.591(c)	12/15/36	2,897	2,652,289
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	2,665	2,036,752
First Mortgage	4.350	11/15/45	2,780	2,300,816
First Mortgage	6.450	01/15/38	690	756,476
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes(a)	3.850	06/15/46	7,580	5,824,151
Sr. Unsec’d. Notes, Series C(a)	4.300	12/01/56	2,920	2,259,462
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	16,692	16,585,682
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	31,865	31,957,262
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C	3.375	04/01/30	665	635,545
Sr. Unsec’d. Notes, Series D	2.850	08/15/26	5,685	5,662,994
DTE Energy Co.,
Sr. Unsec’d. Notes	2.850	10/01/26	37,340	37,128,571
Duke Energy Carolinas LLC,
First Mortgage	3.950	03/15/48	6,745	5,174,173
First Mortgage	4.250	12/15/41	12,105	10,442,685
First Mortgage(a)	4.950	01/15/33	9,637	9,758,826
First Ref. Mortgage	3.750	06/01/45	3,045	2,326,881
First Ref. Mortgage	4.000	09/30/42	1,025	840,790
First Ref. Mortgage	6.000	01/15/38	3,675	3,888,650
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	12,485	12,416,921
El Paso Electric Co.,
Sr. Unsec’d. Notes	6.000	05/15/35	750	764,209
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	4,959	4,951,992
ENEL Finance International NV (Italy),
Gtd. Notes, 144A	2.125	07/12/28	16,155	15,336,896
Gtd. Notes, 144A	3.500	04/06/28	13,415	13,159,303
Entergy Louisiana LLC,
Collateral Trust Bond	3.120	09/01/27	12,955	12,781,579
Collateral Trust Bond	3.250	04/01/28	5,000	4,915,694
Collateral Trust Bond	4.200	09/01/48	29,046	22,965,539
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	22,487	22,817,222
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	22,062	22,385,980
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	40,406	42,503,071
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A	5.450	07/15/44	815	770,642

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Florida Power & Light Co.,
First Mortgage	3.700%	12/01/47		10,130	$7,564,914
First Mortgage	3.950	03/01/48		8,210	6,401,846
Sr. Unsec’d. Notes, Series A	3.300	05/30/27		2,385	2,366,345
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes	3.055	10/04/26		25,625	25,472,295
Georgia Power Co.,
Sr. Unsec’d. Notes, Series 10-C	4.750	09/01/40		1,050	982,115
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series FSA	8.625	06/15/29		130	145,656
Local Gov’t. Gtd. Notes, Series HE	8.625	06/15/29		18,667	20,915,099
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29		15,025	16,930,099
Local Gov’t. Gtd. Notes, Series HK(a)	9.375	04/15/30		7,700	9,033,573
Local Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30		28,350	34,005,751
Iberdrola International BV (Spain),
Gtd. Notes	6.750	09/15/33		15	16,445
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	4.100	09/26/28		3,260	3,236,351
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes	4.250	05/01/30		6,350	6,127,649
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		27,660	27,172,907
Sr. Sec’d. Notes, EMTN	7.750	12/15/27		8,000	8,323,920
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes	4.626	01/15/42		1,342	1,293,035
MidAmerican Energy Co.,
First Mortgage	4.250	07/15/49		1,865	1,494,816
Nevada Power Co.,
General Ref. Mortgage	5.375	09/15/40		500	487,052
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes(a)	4.800(ff)	12/01/77		12,235	12,006,628
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		12,825	12,849,707
Gtd. Notes, 144A	3.375	02/15/29		875	835,525
Gtd. Notes, 144A	3.625	02/15/31		10,700	9,938,563
Gtd. Notes, 144A	3.875	02/15/32		11,260	10,403,477
Gtd. Notes, 144A	5.250	06/15/29		7,560	7,531,211
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		12,943	14,030,117
Sr. Unsec’d. Notes, 144A	5.750	01/15/34		12,530	12,437,278
Pacific Gas & Electric Co.,
First Mortgage	3.300	08/01/40		1,970	1,472,490
First Mortgage	3.750	08/15/42		4,000	2,982,688
First Mortgage	3.950	12/01/47		30,960	22,582,356
First Mortgage	4.000	12/01/46		785	576,275
First Mortgage	4.500	07/01/40		32,080	27,566,864
First Mortgage	4.750	02/15/44		5,535	4,624,558
First Mortgage	4.950	07/01/50		23,061	19,148,513
First Mortgage	5.800	05/15/34		9,880	10,126,634
First Mortgage	5.900	06/15/32		7,000	7,267,118
PacifiCorp,
First Mortgage	2.700	09/15/30		10,355	9,514,731
First Mortgage	3.300	03/15/51		4,510	2,888,322
PECO Energy Co.,
First Mortgage	4.375	08/15/52		4,050	3,264,103
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	10,974	11,377,998
PG&E Corp.,
Jr. Sub. Notes	7.375(ff)	03/15/55		1,325	1,361,354

See Notes to Financial Statements.

PGIM Total Return Bond Fund 85

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

PPL Electric Utilities Corp.,
First Mortgage	4.150%	06/15/48	8,855	$7,029,414
Public Service Co. of Colorado,
First Mortgage	4.100	06/15/48	2,945	2,285,240
Public Service Electric & Gas Co.,
Sr. Sec’d. Notes, MTN	3.650	09/01/42	1,990	1,567,407
Puget Sound Energy, Inc.,
First Mortgage	4.223	06/15/48	11,280	9,015,041
Rochester Gas & Electric Corp.,
First Mortgage, 144A	3.100	06/01/27	17,545	17,327,155
San Diego Gas & Electric Co.,
First Mortgage	5.350	05/15/40	9,512	9,289,330
First Mortgage, Series RRR	3.750	06/01/47	1,665	1,230,850
SCE Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-2	5.112	12/14/49	1,100	1,020,038
Sempra,
Sr. Unsec’d. Notes	3.400	02/01/28	7,758	7,611,513
Sr. Unsec’d. Notes(a)	3.800	02/01/38	5,485	4,635,456
Sr. Unsec’d. Notes(a)	4.000	02/01/48	8,300	6,177,137
Southern Power Co.,
Sr. Unsec’d. Notes	5.150	09/15/41	725	684,197
Tucson Electric Power Co.,
Sr. Unsec’d. Notes	5.200	09/15/34	24,470	24,676,676
Union Electric Co.,
Sr. Sec’d. Notes(a)	2.950	06/15/27	6,045	5,965,718
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes	6.350	11/30/37	6,000	6,485,767
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	35,250	35,334,365
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	92,575	93,359,086
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)	29,356	31,632,731
Vistra Operations Co. LLC,
Gtd. Notes, 144A	3.700	01/30/27	1,800	1,788,643
Gtd. Notes, 144A	4.375	05/01/29	26,000	25,544,119
Gtd. Notes, 144A	5.000	07/31/27	48,211	48,210,941
Gtd. Notes, 144A	6.875	04/15/32	2,095	2,186,699
Gtd. Notes, 144A	7.750	10/15/31	5,000	5,244,185
VoltaGrid LLC,
Sec’d. Notes, 144A	7.375	11/01/30	16,545	17,176,541

				1,209,158,102

Electrical Components & Equipment 0.0%

WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	9,075	9,265,378
Gtd. Notes, 144A	6.625	03/15/32	6,770	7,008,545
Gtd. Notes, 144A(a)	7.250	06/15/28	3,595	3,606,143

				19,880,066

Electronics 0.0%

TD SYNNEX Corp.,
Sr. Unsec’d. Notes	1.750	08/09/26	20,000	19,845,892

Engineering & Construction 0.2%

AECOM,
Gtd. Notes, 144A	6.000	08/01/33	1,245	1,257,048
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A	4.250	10/27/27	2,275	2,243,150

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Engineering & Construction (cont’d.)

Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	4.250%	10/31/26		1,000	$997,880
Sr. Sec’d. Notes	5.500	07/31/47		13,000	11,310,000
Sr. Sec’d. Notes, 144A	3.875	04/30/28		17,976	17,742,312
Sr. Sec’d. Notes, 144A	4.250	10/31/26		16,218	16,183,618
Sr. Sec’d. Notes, 144A	5.500	10/31/46		3,377	2,947,108
Sr. Sec’d. Notes, 144A	5.500	07/31/47		68,904	59,946,480

					112,627,596

Entertainment 0.2%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A(a)	4.625	10/15/29		58,143	56,111,218
Sr. Sec’d. Notes, 144A	7.000	02/15/30		15,830	16,065,947
Penn Entertainment, Inc.,
Gtd. Notes, 144A	6.750	04/01/31		8,000	7,926,063
Sr. Unsec’d. Notes, 144A(a)	4.125	07/01/29		1,390	1,321,256
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A	9.250	07/01/32		16,866	17,968,130
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	6.250	03/15/33		5,530	5,555,736
Gtd. Notes, 144A(a)	7.125	02/15/31		1,200	1,271,359

					106,219,709

Foods 0.6%

Ahold Finance USA LLC (Netherlands),
Gtd. Notes	6.875	05/01/29		11,989	12,759,725
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	5.500	03/31/31		2,395	2,383,047
Gtd. Notes, 144A	5.750	03/31/34		3,775	3,679,849
Gtd. Notes, 144A	6.500	02/15/28		5,050	5,109,728
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		21,378	20,633,354
Sr. Sec’d. Notes, 144A	8.000	09/15/28		800	793,492
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes(a)	8.000	07/01/31	EUR	39,135	43,792,944
Sr. Sec’d. Notes	8.125	05/14/30	GBP	35,350	44,434,696
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes	3.750	12/01/31		600	560,470
Sr. Unsec’d. Notes(a)	6.750	03/15/34		4,108	4,482,625
Sr. Unsec’d. Notes, 144A	5.625	03/10/37		55,775	55,614,926
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		12,845	12,828,109
Gtd. Notes	4.625	10/01/39		4,231	3,735,973
Gtd. Notes	5.000	06/04/42		1,215	1,072,679
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		3,940	3,775,126
Gtd. Notes, 144A	4.375	01/31/32		6,325	5,958,376
Mars, Inc.,
Gtd. Notes, 144A	3.875	04/01/39		8,185	7,078,964
Sr. Unsec’d. Notes, 144A	5.200	03/01/35		7,605	7,666,787
Sr. Unsec’d. Notes, 144A	5.700	05/01/55		6,575	6,392,995
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32		5,560	5,079,064
Gtd. Notes	4.250	04/15/31		3,855	3,705,086
Gtd. Notes	6.875	05/15/34		31,979	34,742,490
Post Holdings, Inc.,
Gtd. Notes, 144A	4.500	09/15/31		1,420	1,335,430

See Notes to Financial Statements.

PGIM Total Return Bond Fund  87

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

Post Holdings, Inc., (cont’d.)
Gtd. Notes, 144A	4.625%	04/15/30		1,025	$992,613
Smithfield Foods, Inc.,
Gtd. Notes, 144A	3.000	10/15/30		8,931	8,179,057

					296,787,605

Gas 0.1%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		7,284	7,313,529
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	5.850	01/15/41		1,130	1,152,405
NiSource, Inc.,
Sr. Unsec’d. Notes	3.600	05/01/30		11,180	10,787,304
Sr. Unsec’d. Notes	4.800	02/15/44		1,550	1,354,402
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29		15,235	14,782,097
Southern California Gas Co.,
First Mortgage, Series VV	4.300	01/15/49		7,470	5,933,774
Sr. Sec’d. Notes, Series UU	4.125	06/01/48		5,260	4,052,217
Southern Co. Gas Capital Corp.,
Gtd. Notes	4.400	06/01/43		2,700	2,257,556

					47,633,284

Healthcare-Products 0.2%

DH Europe Finance II Sarl,
Gtd. Notes	1.350	09/18/39	EUR	13,421	11,380,500
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		36,351	35,333,348
Solventum Corp.,
Sr. Unsec’d. Notes	5.400	03/01/29		2,210	2,259,550
Stryker Corp.,
Sr. Unsec’d. Notes	2.125	11/30/27	EUR	16,050	18,564,015
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	2.425	12/13/26	EUR	35,000	40,990,838

					108,528,251

Healthcare-Services 1.1%

Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.387	10/15/49		8,685	6,108,883
Sr. Unsec’d. Notes	4.272	08/15/48		12,775	10,434,889
Unsec’d. Notes, Series 2020	2.211	06/15/30		14,025	12,840,325
Unsec’d. Notes, Series 2020	3.008	06/15/50		23,620	15,392,977
Aetna, Inc.,
Sr. Unsec’d. Notes	4.500	05/15/42		9,540	7,981,272
Sr. Unsec’d. Notes	6.750	12/15/37		5,365	5,836,935
Ascension Health,
Sr. Unsec’d. Notes	3.945	11/15/46		2,565	2,030,541
Sr. Unsec’d. Notes, Series B	2.532	11/15/29		29,625	27,854,078
Sr. Unsec’d. Notes, Series B	3.106	11/15/39		4,680	3,687,467
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020	3.831	11/15/50		14,365	10,777,657
Cigna Group (The),
Gtd. Notes	3.400	03/01/27		2,035	2,022,203
Gtd. Notes(a)	4.375	10/15/28		17,363	17,356,982
Cleveland Clinic Foundation (The),
Unsec’d. Notes(a)	4.858	01/01/2114		2,815	2,326,839

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
DaVita, Inc.,
Gtd. Notes, 144A	3.750%	02/15/31	9,775	$9,069,511
Gtd. Notes, 144A(a)	4.625	06/01/30	7,345	7,110,705
Elevance Health, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29	15,600	14,804,558
Sr. Unsec’d. Notes	4.101	03/01/28	2,970	2,954,135
Sr. Unsec’d. Notes	4.650	01/15/43	1,650	1,442,797
HCA, Inc.,
Gtd. Notes	7.500	11/06/33	20,412	23,038,459
Gtd. Notes, MTN	7.750	07/15/36	20,300	23,253,213
Humana, Inc.,
Sr. Unsec’d. Notes	5.375	04/15/31	27,822	28,203,886
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes	3.970	11/01/48	10,475	8,216,740
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47	15,275	12,373,970
Gtd. Notes, Series 2019	3.266	11/01/49	21,296	14,585,416
LifePoint Health, Inc.,
Sr. Sec’d. Notes, 144A	7.000	05/01/34	6,700	6,536,567
Sr. Sec’d. Notes, 144A	9.875	08/15/30	4,900	5,197,676
Mayo Clinic,
Unsec’d. Notes, Series 2016	4.128	11/15/52	8,312	6,599,579
Methodist Hospital (The),
Unsec’d. Notes, Series 20A	2.705	12/01/50	32,095	19,421,340
MyMichigan Health,
Sec’d. Notes, Series 2020	3.409	06/01/50	17,745	12,109,898
New York & Presbyterian Hospital (The),
Unsec’d. Notes, Series 2019(a)	3.954	08/01/2119	14,835	10,080,606
NYU Langone Hospitals,
Sec’d. Notes	4.784	07/01/44	6,375	5,702,127
Orlando Health Obligated Group,
Sr. Unsec’d. Notes	3.327	10/01/50	6,850	4,798,306
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020	3.218	11/15/50	14,445	9,440,121
Providence St Joseph Health Obligated Group,
Unsec’d. Notes, Series I	3.744	10/01/47	2,900	2,152,297
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950	06/30/30	13,180	12,376,763
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	14,900	14,507,064
Sr. Sec’d. Notes	4.375	01/15/30	18,829	18,241,312
Sr. Sec’d. Notes	4.625	06/15/28	5,625	5,582,826
Sr. Sec’d. Notes	5.125	11/01/27	730	729,768
Sr. Sec’d. Notes, 144A	5.500	11/15/32	27,685	27,641,904
Sr. Unsec’d. Notes(a)	6.875	11/15/31	12,100	12,885,280
Texas Health Resources,
Sec’d. Notes	4.330	11/15/55	2,677	2,204,724
Sec’d. Notes, Series 2019	3.372	11/15/51	2,250	1,555,783
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300	05/15/31	8,240	7,406,136
Sr. Unsec’d. Notes	2.750	05/15/40	22,814	16,713,798
Sr. Unsec’d. Notes	3.500	08/15/39	55,681	45,467,340
Sr. Unsec’d. Notes	3.875	08/15/59	10,656	7,455,409
Sr. Unsec’d. Notes	4.200	05/15/32	13,000	12,679,400
Sr. Unsec’d. Notes	4.375	03/15/42	615	530,879
Sr. Unsec’d. Notes	4.500	04/15/33	4,590	4,492,089
Sr. Unsec’d. Notes	4.625	11/15/41	1,336	1,194,058
Sr. Unsec’d. Notes	4.750	05/15/52	3,896	3,294,636
Sr. Unsec’d. Notes	5.500	07/15/44	15,095	14,649,284

See Notes to Financial Statements.

PGIM Total Return Bond Fund  89

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

UnitedHealth Group, Inc., (cont’d.)
Sr. Unsec’d. Notes	5.500%	04/15/64		30,370	$27,921,467
Sr. Unsec’d. Notes	5.700	10/15/40		185	187,446
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018	4.813	09/01/48		1,560	1,345,671

					590,805,992

Holding Companies-Diversified 0.2%

Clue Opco LLC,
Sr. Sec’d. Notes, 144A)(x)	9.500	10/15/31		87,557	89,690,199

Home Builders 0.1%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29		7,675	7,344,094
Sr. Unsec’d. Notes, 144A	4.625	04/01/30		1,775	1,689,413

Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		50	49,953
Gtd. Notes	7.250	10/15/29		1,350	1,361,308

Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30		1,000	935,070
Gtd. Notes, 144A	6.250	09/15/27		1,525	1,526,769
Sr. Unsec’d. Notes, 144A	5.000	06/15/29		6,025	5,789,001

KB Home,
Gtd. Notes(a)	4.000	06/15/31		3,200	2,979,695
Gtd. Notes	4.800	11/15/29		50	49,030

Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30		50	47,563

Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28		6,683	6,745,005
Gtd. Notes, 144A	5.750	11/15/32		4,085	4,130,010

					32,646,911

Household Products/Wares 0.0%

Spectrum Brands, Inc.,
Gtd. Notes, 144A(a)	3.875	03/15/31		3,955	3,459,518

Housewares 0.0%

Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375	05/15/30		6,035	5,912,238
Sr. Unsec’d. Notes(a)	6.625	05/15/32		3,560	3,455,418
Sr. Unsec’d. Notes, 144A	8.500	06/01/28		4,400	4,595,934

Scotts Miracle-Gro Co. (The),
Gtd. Notes(a)	4.375	02/01/32		1,800	1,678,795
Gtd. Notes	5.250	12/15/26		52	51,953

SWF Holdings I Corp.,
Sec’d. Notes, 144A	6.500	10/06/29		3,813	1,142,530

					16,836,868

Insurance 0.4%

American International Group, Inc.,
Sr. Unsec’d. Notes	1.875	06/21/27	EUR	29,631	34,323,794

Arch Capital Finance LLC,
Gtd. Notes	5.031	12/15/46		6,475	5,829,855

Arch Capital Group US, Inc.,
Gtd. Notes	5.144	11/01/43		2,250	2,075,146

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

Asurion LLC & Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A	8.000%	12/31/32	12,265	$12,819,749
Sr. Sec’d. Notes, 144A	8.375	02/01/34	17,580	17,355,988
Berkshire Hathaway Finance Corp.,
Gtd. Notes	2.850	10/15/50	9,400	5,903,619
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29	16,610	16,281,994
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.500	10/15/50	27,295	18,230,358
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	6.350	03/22/54	38,720	39,507,940
Hartford Insurance Group, Inc. (The),
Sr. Unsec’d. Notes	4.300	04/15/43	480	402,147
Sr. Unsec’d. Notes	5.950	10/15/36	755	799,321
Sr. Unsec’d. Notes	6.100	10/01/41	995	1,041,706
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	26,250	17,906,127
Gtd. Notes, 144A	3.951	10/15/50	13,748	9,923,700
Gtd. Notes, 144A	4.569	02/01/29	1,675	1,670,414
Lincoln National Corp.,
Sr. Unsec’d. Notes(a)	3.050	01/15/30	6,963	6,539,084
Sr. Unsec’d. Notes	5.852	03/15/34	1,790	1,826,047
Sr. Unsec’d. Notes	6.300	10/09/37	3,930	4,094,609
Sr. Unsec’d. Notes	7.000	06/15/40	5,490	5,954,141
Markel Group, Inc.,
Sr. Unsec’d. Notes	5.000	03/30/43	300	268,794
Sr. Unsec’d. Notes	5.000	04/05/46	7,530	6,581,650
Sr. Unsec’d. Notes	5.000	05/20/49	14,057	12,044,467
Principal Financial Group, Inc.,
Gtd. Notes	4.300	11/15/46	3,583	2,911,421
Gtd. Notes	4.350	05/15/43	760	633,642
Gtd. Notes	4.625	09/15/42	275	238,695
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes	7.000	07/15/34	525	577,077
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900	09/15/44	16,598	14,733,678

				240,475,163

Internet 0.9%

Alphabet, Inc.,
Sr. Unsec’d. Notes	4.700	11/15/35	16,660	16,329,653
Sr. Unsec’d. Notes	4.800	02/15/36	10,000	9,856,125
Sr. Unsec’d. Notes	5.500	02/15/46	5,365	5,272,104
Sr. Unsec’d. Notes	5.650	02/15/56	9,820	9,624,627

Amazon.com, Inc.,
Sr. Unsec’d. Notes	5.950	03/13/66	13,545	13,361,485
Sr. Unsec’d. Notes	6.050	03/13/76	14,985	14,740,938

Beignet Investor LLC,
Sr. Sec’d. Notes, 144A	6.581	05/30/49	221,090	228,772,815

Gen Digital, Inc.,
Gtd. Notes, 144A	6.250	04/01/33	3,762	3,666,216

Meta Platforms, Inc.,
Sr. Unsec’d. Notes	4.600	11/15/32	10,410	10,278,667
Sr. Unsec’d. Notes(a)	4.875	11/15/35	1,555	1,516,255
Sr. Unsec’d. Notes	5.500	11/15/45	10,000	9,294,966
Sr. Unsec’d. Notes	6.200	05/15/46	35,640	35,683,084
Sr. Unsec’d. Notes	6.300	05/15/56	31,720	31,768,859
Sr. Unsec’d. Notes	6.450	05/15/66	47,190	47,088,771

See Notes to Financial Statements.

PGIM Total Return Bond Fund 91

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Internet (cont’d.)

Uber Technologies, Inc.,
Sr. Unsec’d. Notes(a)	4.800%	09/15/34	21,680	$21,244,837

				458,499,402

Investment Companies 0.0%

Goldman Sachs Private Credit Corp.,
Sr. Unsec’d. Notes, 144A	5.875	01/31/31	1,070	1,052,287

Iron/Steel 0.1%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	40	40,077
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A	7.875	07/15/32	13,420	14,064,563
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	4.625	03/01/29	2,000	1,928,221
Gtd. Notes, 144A(a)	6.875	11/01/29	12,710	12,948,084
Gtd. Notes, 144A(a)	7.375	05/01/33	9,245	9,333,250
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A	5.750	11/15/33	4,000	4,000,955
Sr. Unsec’d. Notes, 144A(a)	6.000	12/15/35	5,745	5,738,846
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	6.000	05/01/32	3,210	3,185,379
Sr. Unsec’d. Notes, 144A	6.250	05/01/34	7,090	7,004,991
Sr. Unsec’d. Notes, 144A	7.000	04/01/31	5,980	6,198,833
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	5,443	5,647,113

				70,090,312

Leisure Time 0.1%

Carnival Corp.,
Gtd. Notes, 144A	5.125	05/01/29	1,545	1,536,075
Gtd. Notes, 144A	5.750	03/15/30	15,609	15,835,174
Gtd. Notes, 144A	5.750	08/01/32	13,450	13,518,595
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	4,740	4,728,150
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	760	756,276
Sr. Unsec’d. Notes, 144A(a)	7.750	02/15/29	5,000	5,217,850
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	2,500	2,526,850
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	2,140	2,162,811
Sr. Unsec’d. Notes, 144A	6.250	03/15/32	990	1,011,034

				47,292,815

Lodging 0.3%

Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	4,000	3,667,989
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes(a)	5.400	12/15/35	20,650	20,427,979
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	3.900	08/08/29	2,250	2,171,027
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series GG	3.500	10/15/32	17,030	15,694,622
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	37,700	37,634,011
MGM Resorts International,
Gtd. Notes	4.750	10/15/28	7,900	7,826,187
Gtd. Notes	5.500	04/15/27	9,882	9,903,579
Gtd. Notes(a)	6.125	09/15/29	26,757	27,126,389

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)

Sands China Ltd. (Macau),
Sr. Unsec’d. Notes(a)	5.400%	08/08/28	3,263	$3,297,675
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A	5.250	05/15/27	13,502	13,507,444
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	500	497,069

				141,753,971

Machinery-Diversified 0.2%

AGCO Corp.,
Gtd. Notes	5.450	03/21/27	2,140	2,156,161
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30	5,375	5,581,094
CNH Industrial Capital LLC,
Gtd. Notes(a)	5.100	04/20/29	6,300	6,380,031
Gtd. Notes(a)	5.500	01/12/29	2,130	2,177,875
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	11,660	12,181,323
Nordson Corp.,
Sr. Unsec’d. Notes	4.500	12/15/29	17,995	17,968,578
Otis Worldwide Corp.,
Sr. Unsec’d. Notes(a)	5.250	08/16/28	39,875	40,644,204
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.450	11/15/26	5,000	4,976,406
Gtd. Notes	4.700	09/15/28	11,817	11,855,287

				103,920,959

Media 0.9%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A	5.375	06/01/29	17,232	16,969,586
Sr. Unsec’d. Notes, 144A(a)	4.750	03/01/30	8,925	8,461,527
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	1,324	1,323,892
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes(a)	3.700	04/01/51	6,872	4,210,234
Sr. Sec’d. Notes	3.850	04/01/61	7,970	4,606,539
Sr. Sec’d. Notes	3.950	06/30/62	1,545	903,112
Sr. Sec’d. Notes	4.400	12/01/61	5,000	3,193,109
Sr. Sec’d. Notes	4.800	03/01/50	13,600	9,987,414
Sr. Sec’d. Notes	5.125	07/01/49	40,050	30,626,492
Sr. Sec’d. Notes	5.375	04/01/38	6,070	5,456,501
Sr. Sec’d. Notes	5.375	05/01/47	19,064	15,281,200
Sr. Sec’d. Notes	5.750	04/01/48	8,123	6,811,406
Sr. Sec’d. Notes	6.484	10/23/45	7,251	6,675,962
Comcast Corp.,
Gtd. Notes	3.969	11/01/47	16	11,737
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/01/34	48,652	46,764,681
Sr. Unsec’d. Notes, 144A	2.600	06/15/31	1,804	1,600,281
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	15,505	15,439,682
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	3,510	2,106,173
Gtd. Notes, 144A	4.125	12/01/30	5,275	3,145,907
Gtd. Notes, 144A(a)	4.500	11/15/31	2,500	1,469,168
Gtd. Notes, 144A	5.375	02/01/28	208	155,152
Gtd. Notes, 144A	5.500	04/15/27	13,800	11,643,750
Gtd. Notes, 144A	6.500	02/01/29	700	434,348
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	8,450	2,982,078

See Notes to Financial Statements.

PGIM Total Return Bond Fund 93

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)
CSC Holdings LLC, (cont’d.)
Sr. Unsec’d. Notes, 144A	5.750%	01/15/30		11,500	$4,129,350
Sr. Unsec’d. Notes, 144A	7.500	04/01/28		3,465	1,834,305
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		14,950	13,747,326
Gtd. Notes	7.375	07/01/28		345	337,140
Gtd. Notes	7.750	07/01/26		97,996	97,710,111
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27		32,376	33,396,695
EchoStar Corp.,
Sr. Sec’d. Notes	10.750	11/30/29		84,559	91,707,218
Time Warner Cable LLC,
Sr. Sec’d. Notes	6.550	05/01/37		3,690	3,709,260
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	11,600	14,047,041
Sr. Sec’d. Notes	4.250	01/15/30	GBP	13,400	16,490,784

					477,369,161

Mining 0.3%

Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A	11.500	10/01/31		11,177	12,090,544
Barrick Mining Corp. (Canada),
Sr. Unsec’d. Notes, Series A	5.800	11/15/34		7,300	7,501,981
Barrick North America Finance LLC (Canada),
Gtd. Notes	5.750	05/01/43		11,880	11,842,858
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A	6.750	03/31/33		6,290	6,400,075
Coeur Mining, Inc.,
Sr. Unsec’d. Notes, 144A	6.875	04/01/32		3,160	3,256,847
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.375	02/15/36		28,100	27,591,390
Gtd. Notes, 144A	7.250	02/15/34		19,018	19,606,417
Gtd. Notes, 144A	8.000	03/01/33		6,550	6,868,658
Gtd. Notes, 144A	8.625	06/01/31		18,578	19,344,714
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		10,370	10,380,370
Kinross Gold Corp. (Canada),
Sr. Unsec’d. Notes	6.250	07/15/33		9,209	9,832,958
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes	5.350	03/15/34		2,500	2,579,668
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30		3,680	3,526,595
Gtd. Notes, 144A	6.375	08/15/33		3,905	3,920,623
Gtd. Notes, 144A	6.875	01/30/30		14,615	14,979,303
PLS Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	6.875	05/01/31		2,405	2,462,071
Skeena Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A	8.500	04/01/31		17,510	18,333,846

					180,518,918

Miscellaneous Manufacturing 0.0%

Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.625	05/15/30		347	336,200
Pentair Finance Sarl,
Gtd. Notes	4.500	07/01/29		1,300	1,294,321

					1,630,521

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Multi-National 0.1%

Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	5.000%	01/24/29	1,103	$1,124,999
Sr. Unsec’d. Notes	6.000	04/26/27	2,000	2,037,295
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN, 3 Month SOFR + 0.262% (Cap 2.590%, Floor N/A)	2.590(c)	12/29/26	3,500	3,421,990
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes	6.950	08/01/26	1,900	1,910,068
Unsec’d. Notes, MTN	6.750	07/15/27	13,630	14,010,440
Unsec’d. Notes, Series 3, MTN	6.290	07/16/27	2,554	2,602,711
International Bank for Reconstruction & Development (Supranational Bank),
Notes, Series C, MTN	2.219(s)	10/31/30	5,239	4,301,277
Sr. Unsec’d. Notes	0.185(cc)	06/30/34	8,591	5,917,146
Sr. Unsec’d. Notes, MTN	0.000(cc)	11/28/34	273	187,387
Sr. Unsec’d. Notes, MTN	1.379(cc)	07/31/34	4,605	3,216,732
Sr. Unsec’d. Notes, MTN	2.700	12/28/37	28,208	22,438,815
Sr. Unsec’d. Notes, Series 1, MTN	1.323(cc)	08/28/34	853	595,501

				61,764,361

Office/Business Equipment 0.0%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	15,000	14,848,552
Gtd. Notes	3.250	02/15/29	50	47,770
Gtd. Notes	5.100	03/01/30	1,146	1,149,671

				16,045,993

Oil & Gas 1.8%

Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	9,800	8,959,142
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	13,765	13,246,821
Sr. Unsec’d. Notes, 144A	4.000	01/15/31	12,010	11,525,315
Sr. Unsec’d. Notes, 144A	5.125	10/01/34	17,100	16,693,092
Sr. Unsec’d. Notes, 144A	5.250	10/30/35	31,340	30,522,518
Sr. Unsec’d. Notes, 144A	5.600	06/13/28	8,500	8,641,460
Sr. Unsec’d. Notes, 144A	6.000	06/13/33	37,300	38,697,519
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	15,981	18,321,219
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	5,325	5,467,459
BP Capital Markets PLC,
Gtd. Notes	6.450(ff)	12/01/33(oo)	19,295	20,122,393
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.250	06/15/37	11,044	10,690,081
Sr. Unsec’d. Notes	5.400	03/20/36	11,560	11,514,662
Sr. Unsec’d. Notes	5.400	06/15/47	8,720	7,947,379
Sr. Unsec’d. Notes	6.750	11/15/39	3,008	3,270,147
Comstock Resources, Inc.,
Gtd. Notes, 144A	6.750	03/01/29	1,100	1,098,520
Crescent Energy Finance LLC,
Gtd. Notes, 144A(a)	7.375	01/15/33	7,311	7,475,714
Gtd. Notes, 144A	7.625	04/01/32	2,250	2,320,260
Gtd. Notes, 144A(a)	7.875	04/15/32	19,720	20,430,012
Gtd. Notes, 144A(a)	8.375	01/15/34	15,625	16,509,146
Gtd. Notes, 144A	9.750	10/15/30	10,515	11,230,550
Devon Energy Corp.,
Sr. Unsec’d. Notes	4.750	05/15/42	10,544	9,275,270
Sr. Unsec’d. Notes	5.250	10/15/27	113	113,025
Sr. Unsec’d. Notes	5.600	07/15/41	4,047	3,942,490

See Notes to Financial Statements.

PGIM Total Return Bond Fund  95

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Diamondback Energy, Inc.,
Gtd. Notes	3.250%	12/01/26		51,435	$51,173,031
Gtd. Notes	5.400	04/18/34		22,885	23,360,404
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		26,440	26,572,200
Sr. Unsec’d. Notes	8.625	01/19/29		30,525	32,310,712
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	5.875	03/30/31		140	133,525
EOG Resources, Inc.,
Sr. Unsec’d. Notes	5.350	01/15/36		33,500	33,977,964
Equinor ASA (Norway),
Gtd. Notes	3.700	04/06/50		16,725	12,473,716
Gtd. Notes	4.250	11/23/41		9,026	7,804,116
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32		2,000	1,960,733
Gtd. Notes	5.375	02/01/29		1,000	1,000,253
Exxon Mobil Corp.,
Sr. Unsec’d. Notes	4.114	03/01/46		5,335	4,414,816
Gazprom PJSC via Gaz Finance PLC (Russia),
Sr. Unsec’d. Notes, EMTN	1.500	02/17/27	EUR	1,367	1,203,285
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		6,066	6,064,111
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		16,015	15,954,522
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		3,200	3,165,090
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		4,320	4,341,099
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		19,100	18,979,097
Sr. Unsec’d. Notes, 144A	8.375	11/01/33		1,708	1,829,772
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/19/27		3,000	3,004,500
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29		6,824	6,721,959
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29		8,189	8,066,351
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29		6,824	6,721,959
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29		2,047	2,016,588
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.500	05/01/31		43	47,878
Sr. Unsec’d. Notes	7.950	06/15/39		1,600	1,889,488
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN	5.625	05/20/43		2,155	2,033,781
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.375	10/01/29	GBP	9,150	12,251,649
Gtd. Notes	6.625	01/16/34	GBP	27,600	37,655,286
Petroleos Mexicanos (Mexico),
Gtd. Notes(a)	6.500	01/23/29		16,725	17,051,137
Gtd. Notes(a)	6.625	06/15/35		2,920	2,823,260
Gtd. Notes	6.625	06/15/38		1,916	1,782,838
Gtd. Notes	6.700	02/16/32		44,083	44,237,290
Gtd. Notes	6.840	01/23/30		281	286,199
Gtd. Notes	9.500	09/15/27		4,190	4,448,104
Gtd. Notes(a)	10.000	02/07/33		32,597	38,236,281
Gtd. Notes, EMTN	2.750	04/21/27	EUR	3,725	4,332,500
Gtd. Notes, MTN	6.750	09/21/47		19,169	16,149,882
Gtd. Notes, MTN	8.750	06/02/29		63,441	67,945,311
Phillips 66,
Gtd. Notes	2.150	12/15/30		2,150	1,930,903
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	1.900	08/15/30		6,410	5,789,989
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26		4,400	4,348,828

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Range Resources Corp.,
Gtd. Notes, 144A	4.750%	02/15/30		5,340		$5,241,698
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A	6.875	09/19/33		4,600		5,011,190
SM Energy Co.,
Gtd. Notes, 144A	5.000	10/15/26		1,000		999,264
Gtd. Notes, 144A	8.625	11/01/30		9,575		10,130,436
Gtd. Notes, 144A(a)	8.750	07/01/31		882		925,125
Sunoco LP,
Sr. Unsec’d. Notes, 144A	6.625	08/15/32		2,520		2,575,123
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29		5,330		5,530,994
Gtd. Notes, 144A	8.500	05/15/31		17,990		19,040,256
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.875	05/22/30		9,233		9,530,756
Sr. Unsec’d. Notes, 144A	6.500	05/22/35		27,115		28,676,545
Sr. Unsec’d. Notes, 144A	7.500	01/15/28		20,838		21,720,406
Sr. Unsec’d. Notes, 144A	8.000	11/15/32		4,662		5,314,438

						929,200,832

Oil & Gas Services 0.0%

Cameron International Corp.,
Gtd. Notes	5.950	06/01/41		2,775		2,768,237

Packaging & Containers 0.1%

ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27(d)		—	(r)	—
Ardagh Group SA,
Sec’d. Notes, 144A, Cash coupon 5.500% and PIK 6.500%	12.000	12/01/30		14,200		12,743,080
Sec’d. Notes, 144A, Cash coupon 4.500% and PIK 7.500%	12.000	12/01/30	EUR	3,100		3,244,944
Sr. Sec’d. Notes, 144A	9.500	12/01/30		9,127		9,680,338
Ball Corp.,
Gtd. Notes	5.500	09/15/33		16,955		16,987,492
Gtd. Notes	6.000	06/15/29		12,025		12,232,982
Clydesdale Acquisition Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/32		10,850		10,201,480
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27		375		375,129

						65,465,445

Pharmaceuticals 0.6%

1261229 BC Ltd.,
Sr. Sec’d. Notes, 144A	10.000	04/15/32		6,735		6,953,887
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.400	11/06/42		32,717		28,623,871
Sr. Unsec’d. Notes	4.500	05/14/35		3,711		3,580,977
Sr. Unsec’d. Notes	4.550	03/15/35		33,384		32,376,009
Sr. Unsec’d. Notes	4.700	05/14/45		43,711		38,609,288
Sr. Unsec’d. Notes	4.750	03/15/45		10,308		9,155,155
Sr. Unsec’d. Notes	4.850	06/15/44		9,795		8,882,817
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29		1,000		967,154
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	01/30/28		2,050		1,748,281
Gtd. Notes, 144A	5.000	02/15/29		200		141,634
Gtd. Notes, 144A	5.250	01/30/30		21,122		13,729,300
Gtd. Notes, 144A	5.250	02/15/31		20,329		12,074,816

See Notes to Financial Statements.

PGIM Total Return Bond Fund  97

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc. (Canada), (cont’d.)
Gtd. Notes, 144A	6.250%		02/15/29		14,000	$10,290,000
Gtd. Notes, 144A	7.000		01/15/28		2,750	2,413,208
Sr. Sec’d. Notes, 144A	4.875		06/01/28		3,242	3,035,323
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750		08/21/30		750	663,475
Sr. Unsec’d. Notes	1.875		02/28/31		24,845	21,781,536
Sr. Unsec’d. Notes	4.300		03/25/28		406	404,615
Sr. Unsec’d. Notes	5.000		01/30/29		1,312	1,327,915
Sr. Unsec’d. Notes	5.300		12/05/43		7,175	6,559,794
Mylan, Inc.,
Gtd. Notes	5.400		11/29/43		38,126	32,604,713
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes(a)	3.200		09/23/26		1,587	1,580,316
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950		06/15/26		9,792	9,780,419
Gtd. Notes	5.250		06/15/46		52,646	42,797,581
Viatris, Inc.,
Gtd. Notes	4.000		06/22/50		38,682	25,656,722

						315,738,806

Pipelines 2.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375		06/15/29		5,395	5,388,990
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes	4.625		10/15/28		50	49,809
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A	4.150		08/15/26		8,794	8,787,633
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	5.927		08/15/30		19,146	20,020,598
Sr. Unsec’d. Notes, 144A	6.036		11/15/33		46,110	48,678,971
DCP Midstream Operating LP,
Gtd. Notes	5.125		05/15/29		50	50,710
Gtd. Notes	5.625		07/15/27		50	50,483
Gtd. Notes, 144A	6.750		09/15/37		10,000	10,802,582
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes	4.600		12/15/44		245	207,566
Energy Transfer LP,
Gtd. Notes	5.350		05/15/45		2,240	2,007,533
Jr. Sub. Notes, Series G	7.125	(ff)	05/15/30	(oo)	65,450	67,250,747
Jr. Sub. Notes, Series H	6.500	(ff)	11/15/26	(oo)	19,835	19,888,273
Sr. Unsec’d. Notes	5.000		05/15/50		1,915	1,596,604
Sr. Unsec’d. Notes	5.150		03/15/45		1,222	1,070,691
Sr. Unsec’d. Notes	5.300		04/01/44		4,150	3,730,067
Sr. Unsec’d. Notes	5.300		04/15/47		6,095	5,375,492
Sr. Unsec’d. Notes	5.400		10/01/47		15,294	13,649,341
Sr. Unsec’d. Notes	6.050		06/01/41		2,500	2,521,739
Sr. Unsec’d. Notes	6.125		12/15/45		9,720	9,502,383
Sr. Unsec’d. Notes	6.250		04/15/49		37,960	37,338,757
Sr. Unsec’d. Notes	6.400		12/01/30		1,290	1,377,492
Sr. Unsec’d. Notes	6.550		12/01/33		14,895	16,136,652
Enterprise Products Operating LLC,
Gtd. Notes	3.200		02/15/52		42,775	27,992,401
Gtd. Notes	3.300		02/15/53		6,055	4,007,080
Gtd. Notes	3.700		01/31/51		2,665	1,935,936
Gtd. Notes	4.200		01/31/50		8,895	7,094,968
Gtd. Notes	4.250		02/15/48		5,593	4,532,004
Gtd. Notes	4.900		05/15/46		18,296	16,350,871

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Enterprise Products Operating LLC, (cont’d.)
Gtd. Notes	4.950%	10/15/54	1,152	$1,011,991
Gtd. Notes	5.100	02/15/45	8,450	7,839,728
Gtd. Notes, Series D, 3 Month SOFR + 3.248%	6.900(c)	08/16/77	9,502	9,459,303
Kinder Morgan Energy Partners LP,
Gtd. Notes	4.700	11/01/42	8,000	6,977,616
Gtd. Notes	5.000	03/01/43	1,958	1,760,401
Gtd. Notes	6.500	09/01/39	1,260	1,355,002
Kinder Morgan, Inc.,
Gtd. Notes	2.000	02/15/31	35,000	31,018,373
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	4.625	04/01/29	4,413	4,388,032
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	10,000	9,227,662
Sr. Unsec’d. Notes	4.000	03/15/28	6,490	6,439,666
Sr. Unsec’d. Notes	4.500	04/15/38	15,767	14,215,373
Sr. Unsec’d. Notes	4.800	02/15/31	7,735	7,752,737
Sr. Unsec’d. Notes	4.950	03/14/52	1,560	1,296,932
Sr. Unsec’d. Notes	5.000	01/15/33	33,550	33,383,408
Sr. Unsec’d. Notes	5.000	03/01/33	685	681,439
Sr. Unsec’d. Notes	5.200	12/01/47	2,060	1,814,325
Sr. Unsec’d. Notes	5.400	04/01/35	3,120	3,118,348
Sr. Unsec’d. Notes	5.400	09/15/35	27,640	27,579,650
Sr. Unsec’d. Notes	5.500	06/01/34	19,124	19,373,667
Northwest Pipeline LLC,
Sr. Unsec’d. Notes	4.000	04/01/27	4,110	4,102,275
ONEOK Partners LP,
Gtd. Notes	6.650	10/01/36	5,000	5,418,650
Gtd. Notes	6.850	10/15/37	10,910	11,894,574
ONEOK, Inc.,
Gtd. Notes	3.400	09/01/29	35,605	34,264,584
Gtd. Notes	4.200	12/01/42	1,600	1,251,154
Gtd. Notes	4.200	03/15/45	2,830	2,153,010
Gtd. Notes	4.550	07/15/28	2,790	2,790,476
Gtd. Notes	4.950	10/15/32	30,720	30,491,493
Gtd. Notes(a)	5.050	11/01/34	15,916	15,586,321
Gtd. Notes	5.150	10/15/43	9,557	8,447,500
Gtd. Notes	5.200	07/15/48	1,290	1,132,093
Gtd. Notes	5.400	10/15/35	31,400	31,378,335
Gtd. Notes	5.650	11/01/28	9,955	10,208,837
Gtd. Notes	5.650	09/01/34	7,000	7,158,409
Gtd. Notes(a)	5.700	11/01/54	4,240	3,865,209
Gtd. Notes	5.800	11/01/30	5,210	5,411,409
Gtd. Notes	6.000	06/15/35	4,200	4,387,773
Gtd. Notes	6.250	10/15/55	435	428,062
Gtd. Notes	6.625	09/01/53	400	411,770
Gtd. Notes, 144A	6.500	09/01/30	32,345	34,165,292
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	9,275	8,980,044
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	3,015	2,938,522
Sr. Unsec’d. Notes, 144A	6.750	03/15/33	3,970	4,138,877
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	4,500	4,545,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	12,867	12,836,420
Gtd. Notes, 144A	6.000	12/31/30	1,975	1,984,787
Gtd. Notes, 144A	6.750	03/15/34	3,760	3,840,790
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	6,795	6,450,100

See Notes to Financial Statements.

PGIM Total Return Bond Fund  99

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Targa Resources Corp., (cont’d.)
Gtd. Notes	4.350%	04/15/31	1,230	$1,205,497
Gtd. Notes	4.900	09/15/30	3,815	3,843,026
Gtd. Notes	5.200	07/01/27	5,510	5,550,517
Gtd. Notes(a)	5.400	07/30/36	24,215	24,101,055
Gtd. Notes	6.150	03/01/29	13,000	13,545,090
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	5.000	01/15/28	50	49,934
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	4.600	03/15/48	20,328	17,037,609
Sr. Unsec’d. Notes(a)	5.100	03/15/36	18,795	18,626,932
Valero Energy Partners LP,
Gtd. Notes	4.500	03/15/28	7,970	7,968,240
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	9,205	8,815,903
Sr. Sec’d. Notes, 144A	4.125	08/15/31	2,380	2,231,037
Sr. Sec’d. Notes, 144A	6.000	05/01/36	3,685	3,705,135
Sr. Sec’d. Notes, 144A	6.250	01/15/30	24,200	24,910,454
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A(a)	9.000(ff)	09/30/29(oo)	56,320	55,652,892
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.125	12/15/30	15,135	15,606,989
Sr. Sec’d. Notes, 144A	6.500	01/15/34	6,005	6,290,748
Sr. Sec’d. Notes, 144A	6.500	06/15/34	6,445	6,720,689
Sr. Sec’d. Notes, 144A	6.750	01/15/36	6,005	6,382,264
Sr. Sec’d. Notes, 144A	7.500	05/01/33	6,804	7,549,394
Sr. Sec’d. Notes, 144A(a)	7.750	05/01/35	10,098	11,341,199
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050	02/01/30	9,930	9,665,191
Sr. Unsec’d. Notes	6.350	01/15/29	4,455	4,635,840
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	43,926	43,628,496
Sr. Unsec’d. Notes	4.850	03/01/48	3,274	2,807,152
Sr. Unsec’d. Notes	4.900	01/15/45	5,902	5,182,806
Sr. Unsec’d. Notes	5.100	09/15/45	1,130	1,023,491
Sr. Unsec’d. Notes	5.150	03/15/34	36,839	36,860,122
Sr. Unsec’d. Notes	5.300	08/15/52	7,580	6,845,692
Sr. Unsec’d. Notes	5.600	03/15/35	16,290	16,668,812
Sr. Unsec’d. Notes	6.300	04/15/40	1,930	2,041,811

				1,157,245,809

Real Estate 0.1%

Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	3,517	3,389,956
Gtd. Notes, 144A	4.375	02/01/31	2,500	2,343,272
Sr. Unsec’d. Notes, 144A	5.875	03/01/32	6,245	6,119,664
Sr. Unsec’d. Notes, 144A	6.125	03/01/34	7,660	7,505,947
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	3.875	03/20/27	14,600	14,548,139

				33,906,978

Real Estate Investment Trusts (REITs) 0.7%

Alexandria Real Estate Equities, Inc.,
Gtd. Notes(a)	1.875	02/01/33	9,640	7,777,699
Gtd. Notes	5.250	03/15/36	34,368	33,446,899
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.900	03/15/27	4,300	4,288,939

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Brixmor Operating Partnership LP, (cont’d.)
Sr. Unsec’d. Notes	4.125%	05/15/29		22,019	$21,754,783
CFE Fibra E (Mexico),
Sr. Unsec’d. Notes, 144A	5.875	09/23/40		848	839,627
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		8,153	7,331,773
Sr. Unsec’d. Notes	4.750	02/15/28		12,085	11,742,368
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32		20,765	18,583,127
Gtd. Notes	5.300	01/15/29		12,461	12,547,897
Healthpeak OP LLC,
Gtd. Notes(a)	3.500	07/15/29		1,490	1,439,707
Highwoods Realty LP,
Sr. Unsec’d. Notes	3.875	03/01/27		5,885	5,849,516
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series I	3.500	09/15/30		36,393	34,378,696
Invitation Homes Operating Partnership LP,
Gtd. Notes(x)	4.875	02/01/35		1,000	964,786
Lineage Europe Finco BV (Netherlands),
Gtd. Notes	4.125	11/26/31	EUR	66,325	76,666,322
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31		900	646,601
Sr. Sec’d. Notes, 144A(a)	8.500	02/15/32		1,225	1,272,422
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	4.875	05/15/29		16,450	15,991,175
Realty Income Corp.,
Sr. Unsec’d. Notes	2.850	12/15/32		19,830	17,606,121
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	6.500	10/15/30		575	591,318
Sun Communities Operating LP,
Gtd. Notes	2.700	07/15/31		12,359	11,121,058
Ventas Realty LP,
Gtd. Notes	3.850	04/01/27		31,660	31,553,003
VICI Properties LP,
Sr. Unsec’d. Notes	5.125	05/15/32		5,235	5,189,125
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.125	08/15/30		25	23,985
Gtd. Notes, 144A	4.250	12/01/26		13,075	13,044,667
Welltower OP LLC,
Gtd. Notes	2.750	01/15/31		2,250	2,071,391
WP Carey, Inc.,
Sr. Unsec’d. Notes	2.400	02/01/31		5,790	5,188,302
Sr. Unsec’d. Notes	5.375	06/30/34		9,697	9,758,581

					351,669,888

Retail 0.5%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30		2,200	2,092,750
Sr. Sec’d. Notes, 144A	5.625	09/15/29		1,960	1,974,367
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	5.267	02/12/34		7,193	7,248,824
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A	7.375	08/31/32	GBP	4,425	6,111,639
Brinker International, Inc.,
Gtd. Notes, 144A(a)	8.250	07/15/30		7,472	7,818,345
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30		53,422	55,574,175
Sr. Sec’d. Notes, 144A	9.000	06/01/31		28,933	31,999,574

See Notes to Financial Statements.

PGIM Total Return Bond Fund  101

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000%	11/30/28	EUR	15,000	$18,584,454
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	64,400	79,502,797
Sr. Sec’d. Notes, 144A	12.000	11/30/28		17,900	19,097,152
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A	4.625	01/15/29		775	754,381
Gap, Inc. (The),
Gtd. Notes, 144A	3.875	10/01/31		9,325	8,525,354
Park River Holdings, Inc.,
Sec’d. Notes, 144A	8.750	12/31/30		4,488	4,259,420
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	04/01/32		2,000	2,060,773

					245,604,005

Semiconductors 0.5%
Broadcom, Inc.,
Sr. Unsec’d. Notes	4.350	02/15/30		33,095	32,967,370
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		26,909	22,936,017
Sr. Unsec’d. Notes, 144A	3.187	11/15/36		184,190	154,708,801
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A	5.900	01/25/33		17,000	17,710,546
Intel Corp.,
Sr. Unsec’d. Notes	4.900	08/05/52		2,620	2,177,671
Sr. Unsec’d. Notes	5.700	02/10/53		6,955	6,502,878
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes	3.150	05/01/27		7,190	7,105,949
Gtd. Notes(a)	3.400	05/01/30		9,130	8,714,859

					252,824,091

Software 0.5%
CoreWeave, Inc.,
Gtd. Notes, 144A(a)	9.000	02/01/31		16,470	16,370,616
Gtd. Notes, 144A(a)	9.250	06/01/30		26,605	26,937,655
Gtd. Notes, 144A	9.750	10/01/31		13,310	13,392,463
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.375	08/21/28		78,385	79,487,275
OAK-Eagle Acquireco, Inc.,
Sr. Sec’d. Notes, 144A	7.250	07/01/33		2,950	3,035,841
Sr. Unsec’d. Notes, 144A	8.750	07/01/34		6,705	6,967,101
Oracle Corp.,
Sr. Unsec’d. Notes	2.950	04/01/30		5,925	5,426,790
Sr. Unsec’d. Notes	3.600	04/01/50		1,420	848,148
Sr. Unsec’d. Notes	3.800	11/15/37		18,135	14,340,223
Sr. Unsec’d. Notes	3.950	03/25/51		21,875	13,756,813
Sr. Unsec’d. Notes	5.875	09/26/45		5,810	5,005,934
Sr. Unsec’d. Notes	6.000	08/03/55		6,230	5,212,576
Sr. Unsec’d. Notes	6.550	02/04/46		2,115	1,962,983
Sr. Unsec’d. Notes	6.700	02/04/56		9,375	8,638,350
Sr. Unsec’d. Notes	6.850	02/04/66		12,480	11,437,047
Salesforce, Inc.,
Sr. Unsec’d. Notes	6.550	03/15/56		17,880	17,761,923
Sr. Unsec’d. Notes	6.700	03/15/66		12,615	12,666,187

					243,247,925

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications 1.9%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.250%	02/01/32		40,020	$34,906,908
Sr. Unsec’d. Notes	2.300	06/01/27		3,300	3,230,168
Sr. Unsec’d. Notes	2.550	12/01/33		11,315	9,556,961
Sr. Unsec’d. Notes	3.550	09/15/55		19,994	12,861,546
Sr. Unsec’d. Notes	3.650	09/15/59		51,611	32,894,262
Sr. Unsec’d. Notes	3.800	12/01/57		7,661	5,104,340
Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A	6.125	02/15/31		20,143	20,445,448
Cipher Compute LLC,
Sr. Sec’d. Notes, 144A(a)	7.125	11/15/30		15,918	16,507,229
Connect Holding II LLC,
Sr. Sec’d. Notes, 144A	10.500	04/03/31		99,960	101,818,307
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A	0.000	12/31/30		323	32
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30		111	—
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A	8.625	08/01/32		57,630	59,791,125
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29		8,614	8,661,780
Sec’d. Notes, 144A	6.750	05/01/29		1,948	1,948,000
Sr. Sec’d. Notes, 144A	5.000	05/01/28		13,999	13,999,000
HUT DC LLC,
Sr. Sec’d. Notes, 144A	6.192	11/15/42		11,460	11,554,849
Iliad Holding SAS (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28		9,175	9,221,884
Level 3 Financing, Inc.,
Gtd. Notes, 144A(a)	8.500	01/15/36		26,555	28,483,511
Sr. Sec’d. Notes, 144A	6.875	06/30/33		4,800	4,957,307
Sr. Sec’d. Notes, 144A	7.000	03/31/34		34,380	35,742,447
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	53,875	64,959,113
Meridian Arc Holdco LLC,
Sr. Sec’d. Notes, 144A	6.250	04/30/31		53,475	53,480,883
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	2.300	11/15/30		6,271	5,659,635
Sr. Unsec’d. Notes	4.600	05/23/29		16,480	16,484,685
PR RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A	6.500	05/01/31		35,900	35,584,579
SoftBank Group Corp. (Japan),
Sr. Unsec’d. Notes	5.750	07/08/32	EUR	4,200	4,727,030
Sr. Unsec’d. Notes	5.875	07/10/31	EUR	27,000	31,229,066
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32		29,300	34,850,481
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A	5.875	03/01/31		55,921	55,019,355
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon 11.750% or PIK 11.750%^	11.750	03/01/28(d)	GBP	13,167	18
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31		28,800	26,176,229
Gtd. Notes	2.625	02/15/29		14,375	13,678,610
Gtd. Notes	3.000	02/15/41		47,439	34,636,418
Gtd. Notes	3.300	02/15/51		9,414	6,090,520
Gtd. Notes	3.875	04/15/30		13,050	12,710,035
Gtd. Notes	4.375	04/15/40		13,276	11,602,665
Gtd. Notes	4.500	04/15/50		1,975	1,580,609
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	8.625	06/15/32		6,495	6,793,722

See Notes to Financial Statements.

PGIM Total Return Bond Fund  103

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355%	03/15/32		12,105	$10,585,627
Sr. Unsec’d. Notes	2.650	11/20/40		16,417	11,493,849
Sr. Unsec’d. Notes	4.780	02/15/35		36,212	35,136,566
Sr. Unsec’d. Notes	5.401	07/02/37		85,257	84,848,426
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000	01/31/29	GBP	5,100	6,548,662
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A(a)	8.250	10/01/31		4,690	4,961,938
WULF Compute LLC,
Sr. Sec’d. Notes, 144A	7.750	10/15/30		7,300	7,669,681
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.625	07/15/29		6,275	6,574,004

					994,767,510

Transportation 0.2%

Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.375	09/01/42		2,850	2,480,941
Sr. Unsec’d. Notes	4.700	09/01/45		3,400	3,005,479
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN(a)	3.570	01/21/32		7,820	7,329,060
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes	5.875	07/05/34		3,634	3,718,481
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN(a)	5.375	03/15/29		29,585	30,304,953
Star Leasing Co. LLC,
Sec’d. Notes, 144A(a)	7.625	02/15/30		47,041	45,454,380

					92,293,294

Trucking & Leasing 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/24/26		5,000	5,003,881
Sr. Unsec’d. Notes, 144A	6.050	08/01/28		33,890	34,831,887

					39,835,768

TOTAL CORPORATE BONDS (cost $16,762,073,685)					16,132,507,430

FLOATING RATE AND OTHER LOANS 1.5%

Auto Parts & Equipment 0.1%

Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.506(c)	11/17/28		35,963	35,909,052
Term B Loan, 3 Month SOFR + 5.100%	8.778(c)	11/17/28		26,055	26,019,565

					61,928,617

Commercial Services 0.1%

OCS Group Investments Ltd. (United Kingdom),
Facility B5, SONIA + 5.250%	8.989(c)	11/28/31	GBP	17,275	23,418,805

Diversified Financial Services 0.1%

HPS Speciality Loan Fund VI GP (Luxembourg),
Term Loan, 3 Month SOFR + 2.000%^	5.692(c)	09/30/34		3,745	3,744,572
Term Loan, 3 Month SOFR + 3.200%^	6.892(c)	09/30/34		8,629	8,628,626

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Diversified Financial Services (cont’d.)

HPS Speciality Loan Fund VI IM (Luxembourg),
Term Loan, 3 Month SOFR + 2.000%^	5.692%(c)	09/30/34		5,617	$5,616,857
Term Loan, 3 Month SOFR + 3.200%^	6.892(c)	09/30/34		12,943	12,942,942

					30,932,997

Education 0.1%
Dukes Education Group Ltd. (United Kingdom),
Accordion Facility, SONIA + 5.500%^	9.279(c)	11/27/28	GBP	2,500	3,401,565
Acquisition/Capex Facility 1, SONIA + 5.500%^	9.284(c)	11/27/28	GBP	2,254	3,066,856
Acquisition/Capex Facility 4, 6 Month EURIBOR + 5.500%^	7.632(c)	11/27/28	EUR	1,274	1,494,963
Acquisition/Capex Facility 5, 6 Month EURIBOR + 5.500%^	7.749(c)	11/27/28	EUR	672	789,261
Acquisition/Capex Facility 5, SONIA + 5.500%^	9.260(c)	11/27/28	GBP	274	372,636
Acquisition/Capex Facility 6, 6 Month EURIBOR + 5.500%^	7.749(c)	11/27/28	EUR	8,792	10,318,414
Acquisition/Capex Facility 6, SONIA + 5.500%^	9.227(c)	11/27/28	GBP	2,601	3,539,289
Facility B, SONIA + 5.500%^	9.302(c)	11/27/28	GBP	932	1,267,634
International Schools Partnership (United Kingdom),
Term Loan, 3 Month SOFR + 4.500%^	8.171(c)	07/06/31		48,043	47,505,366

					71,755,984

Holding Companies-Diversified 0.1%
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	8.163(c)	12/19/30		22,396	22,227,540

Insurance 0.0%
Asurion LLC,
New Term B-12 Loan, 1 Month SOFR + 4.250%	7.902(c)	09/19/30		5,034	5,037,085
Asurion LLC/Asurion Co-Issuer, Inc.,
New Term B-14 Loan, 1 Month SOFR + 3.750%	7.413(c)	02/23/33		3,334	3,276,986

					8,314,071

Internet 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan	12.000	01/02/28		5,876	1,057,603

Investment Companies 0.1%
Hurricane CleanCo Ltd. (United Kingdom),
Facility A^	6.250	10/31/29	GBP	38,615	54,357,532

Leisure Time 0.1%
ClubCorp Holdings, Inc.,
Term Loan, 3 Month SOFR + 4.750%^	8.450(c)	07/09/32		15,977	15,657,663
International Park Holdings BV (Netherlands),
2025 Facility B, 6 Month EURIBOR + 5.250%^	7.374(c)	01/30/32	EUR	45,000	52,154,072

					67,811,735

Media 0.2%
Radiate Holdco LLC,
First Out Term Loan, 1 Month SOFR + 5.114%	8.767(c)	09/25/29		120,520	109,656,526

Metal Fabricate/Hardware 0.2%
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%^	10.200(c)	04/23/30		6,989	7,006,873
Initial Term Loan, 3 Month SOFR + 6.500%^	10.200(c)	04/23/30		80,904	81,106,160

					88,113,033

See Notes to Financial Statements.

PGIM Total Return Bond Fund  105

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Pharmaceuticals 0.0%

Golden State Buyer, Inc.,
Term Loan, 1 Month SOFR + 5.250%^	8.915%(c)	03/31/31		14,975	$14,825,250

Retail 0.3%
CDR Firefly Bidco PLC (United Kingdom),
Facility B10, SONIA + 4.750%	8.481(c)	04/29/29	GBP	35,950	48,935,595
EG Finco Ltd. (United Kingdom),
(EUR) Term B Loan, 1 Month EURIBOR + 3.500%	5.510(c)	02/10/31	EUR	49,262	57,737,834
The Boots Group (United Kingdom),
Closing Date Sterling Term Loan, SONIA + 4.500%	8.231(c)	08/31/32	GBP	21,650	29,581,319
WSH Services Holding Ltd. (United Kingdom),
Facility B5, SONIA + 4.533%	8.265(c)	05/16/31	GBP	8,208	11,178,403

					147,433,151

Software 0.0%
Meta CW GPU,
Term Loan^	— (p)	03/31/32		10,590	10,589,957
Vantage Oracle TX,
Term Loan, 1 Month SOFR + 2.500%	6.170(c)	04/30/30		6,623	6,622,580

					17,212,537

Telecommunications 0.1%
CloudHQ VA B1,
Term Loan, 1 Month SOFR + 2.250%^	5.880(c)	01/29/30		30,644	30,643,809
CloudHQ VA B2 Quick,
Term Loan, 1 Month SOFR + 2.250%^	5.880(c)	03/06/30		12,026	12,026,229
CloudHQ VA B3 Quick,
Term Loan, 1 Month SOFR + 2.250%^	5.880(c)	03/06/30		12,630	12,630,417
Connect Holdings 2 LLC,
Delayed Draw Term B Loan	— (p)	04/03/31		15,237	14,516,282

					69,816,737

TOTAL FLOATING RATE AND OTHER LOANS (cost $769,510,758)					788,862,118

MUNICIPAL BONDS 0.4%

California 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49		12,630	13,045,549
Taxable, Revenue Bonds, BABs, Series S3	6.907	10/01/50		525	579,776
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs	6.582	05/15/39		4,175	4,418,515
Los Angeles County Public Works Financing Authority,
Revenue Bonds, BABs, Series Z	7.618	08/01/40		4,300	5,049,643
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39		835	954,433
General Obligation Unlimited, Taxable, BABs	7.625	03/01/40		275	325,911
General Obligation Unlimited, Taxable, BABs	7.550	04/01/39		1,600	1,895,004
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45		2,050	1,880,049
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115		4,900	3,922,197
Taxable, Revenue Bonds, Series J	4.131	05/15/45		2,250	2,009,979

					34,081,056

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Colorado 0.0%

Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B	5.844%	11/01/50	3,320	$3,279,670

District of Columbia 0.0%

District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A	4.814	10/01/2114	15,765	12,925,103

Illinois 0.1%

Illinois State Toll Highway Authority,
Taxable, Revenue Bonds, BABs, Series A	6.184	01/01/34	5,000	5,276,368
State of Illinois,
General Obligation Unlimited, Taxable	5.100	06/01/33	16,618	16,871,763

				22,148,131

Michigan 0.0%

Michigan Finance Authority,
Revenue Bonds, Series G	3.084	12/01/34	10,720	9,798,491
Taxable, Revenue Bonds	3.384	12/01/40	13,895	11,795,485

				21,593,976

New Jersey 0.1%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	15,953	18,234,739
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	12,865	15,088,018
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	1,350	1,369,226

				34,691,983

New York 0.1%

Empire State Development Corp.,
Taxable, Revenue Bonds, BABs	5.770	03/15/39	12,575	12,883,155
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs	6.687	11/15/40	700	761,543
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs	5.882	06/15/44	920	922,951
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 192	4.810	10/15/65	8,650	7,547,055
Consolidated, Taxable, Revenue Bonds, Series 210	4.031	09/01/48	4,000	3,239,699

				25,354,403

Ohio 0.0%

Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	7,815	6,344,602

Pennsylvania 0.0%

Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	400	425,382
Revenue Bonds, BABs, Series B	5.511	12/01/45	5,370	5,272,879
University of Pittsburgh-of the Commonwealth System of Higher Education,
Taxable, Revenue Bonds	3.555	09/15/2119	20,900	12,677,325

				18,375,586

Texas 0.0%

City of San Antonio Electric & Gas Systems Revenue,
Taxable, Revenue Bonds	4.427	02/01/42	6,480	6,154,366

See Notes to Financial Statements.

PGIM Total Return Bond Fund  107

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)

Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C	2.919%	11/01/50		2,035		$1,401,393
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B	3.922	12/31/49		16,510		12,937,939

						20,493,698

Virginia 0.0%

University of Virginia,
Taxable, Revenue Bonds, Series C	4.179	09/01/2117		8,135		5,798,880

TOTAL MUNICIPAL BONDS (cost $252,655,175)						205,087,088

RESIDENTIAL MORTGAGE-BACKED SECURITIES 4.1%

Angel Oak Mortgage Trust,
Series 2025-09, Class A1, 144A	5.141(cc)	08/25/70		32,595		32,584,564
Series 2025-10, Class A1, 144A	4.960(cc)	09/25/70		16,864		16,800,007
Aran Funding DAC (Ireland),
Series 2025-01A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.068(c)	12/24/65	EUR	10,236		12,024,132
Archwest Mortgage Trust,
Series 2025-RTL01, Class A1, 144A	5.196(cc)	10/25/40		14,000		13,970,324
Banc of America Funding Trust,
Series 2005-D, Class A1	5.495(cc)	05/25/35		11		10,320
Series 2006-I, Class 4A1	4.355(cc)	10/20/46		16		13,207
Banc of America Mortgage Trust,
Series 2004-E, Class 2A6	5.682(cc)	06/25/34		70		67,923
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 5.000% (Cap N/A, Floor 4.000%)	8.649(c)	07/01/26		23,922		24,049,261
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11, Class 1A1	6.125(cc)	02/25/33		—	(r)	128
Series 2005-04, Class 3A1	4.860(cc)	08/25/35		45		41,881
Series 2007-03, Class 1A1	4.046(cc)	05/25/47		90		81,842
Bear Stearns ALT-A Trust,
Series 2005-04, Class 23A1	5.088(cc)	05/25/35		29		27,813
Series 2005-04, Class 23A2	5.088(cc)	05/25/35		10		9,291
BRAVO Residential Funding Trust,
Series 2025-NQM07, Class A1, 144A	0.000(cc)	07/25/65		49,111		49,334,930
Series 2025-NQM08, Class A1, 144A	5.082(cc)	06/25/65		37,064		37,021,406
Series 2025-NQM09, Class A1, 144A	5.043(cc)	09/25/65		32,513		32,453,262
Chase Home Lending Mortgage Trust,
Series 2024-RPL02, Class A1A, 144A	3.250(cc)	08/25/64		13,951		12,369,770
Series 2025-RPL01, Class A1A, 144A	3.375(cc)	04/25/65		31,492		28,213,673
CHL Mortgage Pass-Through Trust,
Series 2003-53, Class A1	6.174(cc)	02/19/34		2,629		2,644,331
Series 2005-29, Class A1	5.750	12/25/35		332		151,248
Series 2005-HYB09, Class 3A2A, 12 Month SOFR + 2.465% (Cap 11.000%, Floor 1.750%)	6.224(c)	02/20/36		4		3,446
CIM Trust,
Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64		25,934		25,508,628
Series 2025-I01, Class A1, 144A	5.655(cc)	10/25/69		3,599		3,623,666
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A	4.590(cc)	09/25/47		2,355		2,204,931
Series 2024-RP02, Class A1, 144A	4.100(cc)	02/25/63		86,371		80,971,955
Series 2024-RP02, Class A2, 144A	4.231(cc)	02/25/63		8,815		7,565,476
Series 2024-RP02, Class B1, 144A	4.231(cc)	02/25/63		2,667		2,048,016
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63		963		768,821
Series 2024-RP02, Class B3, PO, 144A	10.996(s)	02/25/63		2,444		397,578
Series 2024-RP02, Class B4, PO, 144A	14.083(s)	02/25/63		4,427		468,258
Series 2024-RP02, Class M1, 144A	4.231(cc)	02/25/63		5,926		4,956,632
Series 2024-RP02, Class M2, 144A	4.231(cc)	02/25/63		4,518		3,487,234

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Mortgage Loan Trust, (cont’d.)
Series 2024-RP02, Class SA, 144A	0.000%(cc)	02/25/63	122		$111,142
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63	125,912		12,591
Series 2025-RP01, Class A1, 144A	4.014(cc)	01/25/64	138,007		128,138,194
Series 2025-RP01, Class A2, 144A	4.014(cc)	01/25/64	6,684		5,001,148
Series 2025-RP01, Class B1, 144A	0.000(cc)	01/25/64	2,674		1,700,841
Series 2025-RP01, Class B2, 144A	0.000(cc)	01/25/64	1,693		972,496
Series 2025-RP01, Class B3, 144A	0.000(cc)	01/25/64	2,139		1,076,658
Series 2025-RP01, Class B4, 144A	0.000(cc)	01/25/64	1,989		818,846
Series 2025-RP01, Class M1, 144A	4.014(cc)	01/25/64	5,704		4,040,893
Series 2025-RP01, Class M2, 144A	2.939(cc)	01/25/64	3,564		2,412,640
Series 2025-RP01, Class SA, 144A	0.000(cc)	01/25/64	183		163,371
Series 2025-RP01, Class X, IO, 144A	0.000(cc)	01/25/64	162,458		16,246
COLT Mortgage Loan Trust,
Series 2025-08, Class A1, 144A	5.480(cc)	08/25/70	20,654		20,753,268
Series 2025-09, Class A1, 144A	5.194(cc)	09/25/70	36,043		36,086,282
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.745(c)	10/25/41	3,600		3,635,081
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	5.195(c)	10/25/41	3,177		3,180,619
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	6.795(c)	12/25/41	2,652		2,684,779
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	9.895(c)	03/25/42	14,390		15,024,023
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.745(c)	03/25/42	6,300		6,406,030
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.745(c)	06/25/43	20,500		21,178,314
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.345(c)	07/25/44	5,661		5,679,973
Credit Suisse Mortgage Trust,
Series 2018-RPL04, Class PT, 144A	4.659(cc)	04/25/58	12,824		11,974,273
Series 2018-RPL09, Class PT, 144A	3.912(cc)	09/25/57	14,969		12,624,506
Cross Mortgage Trust,
Series 2025-H01, Class A1, 144A	5.735(cc)	02/25/70	3,232		3,254,217
Series 2025-H06, Class A1, 144A	5.181(cc)	07/25/70	42,355		42,361,379
Series 2025-H07, Class A1, 144A	4.934(cc)	09/25/70	30,269		30,145,028
Fannie Mae REMIC,
Series 2000-32, Class FM, 30 Day Average SOFR + 0.564% (Cap 9.000%, Floor 0.450%)	4.205(c)	10/18/30	—	(r)	200
Series 2001-29, Class Z	6.500	07/25/31	5		5,385
Series 2012-132, Class KI, IO	3.000	12/25/32	2,741		181,318
Series 2013-57, Class MI, IO	3.000	06/25/28	240		3,770
Series 2014-05, Class AI, IO	4.500	04/25/43	1,297		179,580
Series 2015-51, Class CI, IO	4.000	07/25/45	2,326		363,328
Series 2016-30, Class CI, IO	3.000	05/25/36	1,376		92,204
Series 2016-74, Class GM	2.500	09/25/43	4,878		4,757,276
Series 2017-83, Class IO, IO	4.000	10/25/47	1,888		326,642
Series 2018-16, Class MB	3.500	07/25/46	1,230		1,224,342
Series 2018-24, Class BH	3.500	04/25/48	3,266		3,036,451
Series 2018-58, Class BI, IO	4.000	08/25/48	1,335		243,859
Series 2019-08, Class Z	3.500	03/25/49	2,929		2,535,046
Series 2019-13, Class LZ	4.000	04/25/49	9,546		9,034,013
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	6.645(c)	12/25/50	400		425,234
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.295(c)	01/25/34	3,182		3,189,589
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.045(c)	10/25/41	20,695		20,919,979
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.145(c)	10/25/41	2,266		2,271,378
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	5.445(c)	11/25/41	6,495		6,525,855
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	6.995(c)	09/25/41	1,793		1,805,409
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	5.745(c)	09/25/41	51,600		51,728,118
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	7.395(c)	12/25/41	572		579,998
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	5.995(c)	12/25/41	37,280		37,563,779
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	6.145(c)	01/25/42	1,770		1,787,180
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	6.545(c)	04/25/42	7,600		7,730,291
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	6.995(c)	05/25/42	800		818,000

See Notes to Financial Statements.

PGIM Total Return Bond Fund  109

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Pass-Through Certificates,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	4.909%(c)	07/25/44		38	$37,453
Series T-63, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)	4.709(c)	02/25/45		4	4,192
Freddie Mac REMIC,
Series 1935, Class JZ	7.000	02/15/27		1	875
Series 2241, Class PH	7.500	07/15/30		5	5,022
Series 3795, Class VZ	4.000	01/15/41		1,603	1,547,897
Series 3889, Class DZ	4.000	01/15/41		1,661	1,613,937
Series 4135, Class AI, IO	3.500	11/15/42		5,177	624,396
Series 4372, Class GI, IO	4.500	08/15/44		2,759	403,682
Series 4468, Class IO, IO	4.500	05/15/45		3,329	445,222
Series 4500, Class ZX	4.000	07/15/45		1,678	1,619,832
Series 4735, Class IM, IO	4.000	12/15/47		4,914	870,003
Series 4736, Class IP, IO	4.000	08/15/47		1,314	225,119
Series 4751, Class PI, IO	4.000	11/15/47		943	161,734
Series 4801, Class ZD	4.000	06/15/48		5,115	4,834,988
Series 4802, Class EZ	4.000	06/15/48		3,226	3,039,805
Series 4870, Class K	4.000	04/15/49		12,602	11,868,911
Series 4903, Class ED	2.750	09/15/48		2,972	2,728,142
Series 4903, Class IP, IO	4.500	07/25/49		5,991	1,368,523
Series 4939, Class KT	3.000	07/15/48		11,850	10,572,324
Series 4946, Class KB	3.000	12/15/48		5,555	4,978,333
Freddie Mac Strips,
Series 304, Class C54, IO	4.000	12/15/32		1,034	85,927
GCAT Trust,
Series 2025-NQM06, Class A1, 144A	4.935(cc)	10/25/70		29,858	29,701,507
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000(cc)	07/20/43		901	827,339
Series 2015-064, Class IA, IO	4.000	05/20/45		6,357	1,301,251
Series 2015-165, Class IB, IO	3.500	11/20/42		2,123	181,536
Series 2016-01, Class ZP	3.000	01/20/46		7,148	5,738,502
Series 2016-069, Class B	3.000	05/20/46		9,231	8,279,725
Series 2016-161, Class PI, IO	3.500	06/20/46		13,572	2,038,947
Series 2017-134, Class ZK	3.000	08/20/47		6,800	5,410,545
Series 2018-05, Class IB, IO	4.000	01/20/48		7,596	1,565,546
Series 2018-21, Class IH, IO	4.500	02/20/48		2,539	607,343
Series 2018-59, Class PZ	3.000	09/20/46		7,119	6,661,139
Series 2019-159, Class IJ, IO	3.500	12/20/49		8,056	1,208,810
GS Mortgage-Backed Securities Trust,
Series 2025-RPL01, Class A1, PO, 144A	0.000	01/25/64		133	131,503
Series 2025-RPL01, Class A1, PO, 144A	3.607(cc)	01/25/64		154,794	136,986,189
HOMES Trust,
Series 2025-NQM04, Class A1, 144A	5.220(cc)	08/25/70		20,037	20,042,523
IndyMac Adjustable Rate Mortgage Trust,
Series 2001-H02, Class A1	5.717(cc)	01/25/32		1	763
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX04, Class 2A1, 1 Month SOFR + 0.474% (Cap N/A, Floor 0.360%)	4.129(c)	07/25/37		1,521	1,422,898
JPMorgan Alternative Loan Trust,
Series 2006-A01, Class 4A1	4.338(cc)	03/25/36		57	41,660
JPMorgan Mortgage Trust,
Series 2025-DSC02, Class A1, 144A	5.195(cc)	10/25/65		36,184	36,168,774
Series 2025-NQM03, Class A1, 144A	5.495(cc)	11/25/65		30,913	31,036,527
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.036(c)	01/24/63	EUR	31,600	37,158,239
Series 2025-RPL2A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.036(c)	08/24/75	EUR	4,199	4,933,890
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		28,250	28,320,241
Lincoln Senior Participation Trust,
Series 2024-01, Class A1X, 144A, 1 Month SOFR + 2.200%^	2.750(c)	06/27/27		61,857	61,857,000

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Lugo Funding DAC (Spain),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.041%(c)	05/26/66	EUR	46,166	$54,078,285
MFA Trust,
Series 2025-NQM02, Class A1, 144A	5.675(cc)	05/27/70		5,755	5,791,248
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-NQM08, Class A1, 144A	4.963(cc)	09/25/70		15,612	15,546,024
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	4.519(c)	01/25/48		5,785	5,709,892
Series 2025-NQM04, Class A1, 144A	5.350(cc)	07/25/65		19,037	19,093,321
NLT Trust,
Series 2025-INV01, Class A1, 144A	5.506(cc)	02/25/70		96,304	96,697,366
Series 2025-INV01, Class A2, 144A	5.708(cc)	02/25/70		10,799	10,834,380
Series 2025-INV01, Class A3, 144A	5.860(cc)	02/25/70		18,531	18,578,261
Series 2025-INV01, Class AIOS, 144A	0.399(cc)	02/25/70		148,017	868,034
Series 2025-INV01, Class B1, 144A	6.588(cc)	02/25/70		6,037	5,952,688
Series 2025-INV01, Class B2, 144A	6.588(cc)	02/25/70		4,751	4,610,524
Series 2025-INV01, Class B3, 144A	6.588(cc)	02/25/70		2,979	2,758,179
Series 2025-INV01, Class M1, 144A	6.314(cc)	02/25/70		8,617	8,656,819
Series 2025-INV01, Class XS, 144A^	0.901(cc)	02/25/70		148,017	3,700,437
OBX Trust,
Series 2025-NQM03, Class A1, 144A	5.648(cc)	12/01/64		22,621	22,797,142
Series 2025-NQM11, Class A1, 144A	5.418(cc)	05/25/65		11,366	11,415,894
Series 2025-NQM14, Class A1, 144A	5.162(cc)	07/25/65		32,171	32,195,654
Series 2025-NQM15, Class A1, 144A	5.143(cc)	07/27/65		18,829	18,838,265
Series 2025-NQM15, Class A3, 144A	5.599(cc)	07/27/65		1,334	1,333,963
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.145(c)	05/25/33		99,616	100,417,894
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	6.998(c)	03/29/27		77,472	78,044,593
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.748(c)	09/27/28		66,529	67,293,849
Prime Mortgage Trust,
Series 2004-CL01, Class 1A2, 1 Month SOFR + 0.514% (Cap 8.000%, Floor 0.400%)	4.169(c)	02/25/34		2	1,974
PRPM Fundido DAC (Spain),
Series 2025-02A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.170(c)	01/29/75	EUR	8,548	9,961,261
PRPM LLC,
Series 2024-RPL02, Class A1, 144A	3.500(cc)	05/25/54		14,722	14,371,732
Series 2025-RPL01, Class A1, 144A	4.000(cc)	03/25/55		48,759	47,704,039
Series 2025-RPL01, Class A2, 144A	4.000(cc)	03/25/55		10,215	9,860,192
Series 2025-RPL01, Class A3, 144A	4.000(cc)	03/25/55		6,023	5,798,298
Series 2025-RPL01, Class M1A, 144A	4.000(cc)	03/25/55		5,879	5,629,559
Series 2025-RPL01, Class M1B, 144A	4.000(cc)	03/25/55		2,072	1,970,918
Regal Trust IV,
Series 1999-01, Class A, 144A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)	4.280(c)	09/29/31		3	2,417
RFMSI Trust,
Series 2003-S09, Class A1	6.500	03/25/32		2	2,356
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM04, Class A1, 144A	5.303(cc)	07/25/65		29,046	29,091,326
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	5.937(cc)	02/25/34		24	22,958
Series 2004-18, Class 3A1	4.715(cc)	12/25/34		2,568	2,409,128
Structured Asset Mortgage Investments Trust,
Series 2002-AR03, Class A1, 1 Month SOFR + 0.774% (Cap 11.000%, Floor 0.660%)	4.435(c)	09/19/32		1	1,059
Vendee Mortgage Trust,
Series 2011-02, Class DZ	3.750	10/15/41		1,779	1,660,186
Verus Securitization Trust,
Series 2024-02, Class A1, 144A	6.095(cc)	02/25/69		4,231	4,255,378
Series 2025-07, Class A1, 144A	5.129(cc)	08/25/70		39,583	39,635,676
Series 2025-09, Class A1, 144A	4.935(cc)	10/27/70		23,207	23,151,475
Series 2025-INV01, Class A1, 144A	5.548(cc)	02/25/70		27,548	27,715,007
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month SOFR + 0.954% (Cap 10.500%, Floor 0.840%)	4.609(c)	06/25/44		400	403,046

See Notes to Financial Statements.

PGIM Total Return Bond Fund  111

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Washington Mutual Mortgage Pass-Through Certificates Trust, (cont’d.)
Series 2004-AR10, Class A3, 1 Month SOFR + 1.214% (Cap 10.500%, Floor 1.100%)	4.869%(c)	07/25/44		628		$609,942
Series 2005-AR05, Class A6	5.212(cc)	05/25/35		239		237,475
Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
Series 2003-AR01, Class 2A	4.352(cc)	02/25/33		—	(r)	116

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,188,321,080)						2,189,021,960

SOVEREIGN BONDS 3.0%
Amazon Conservation DAC (Ecuador),
Sr. Sec’d. Notes, 144A	6.034	01/16/42		112,000		113,391,242
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125	07/09/30	EUR	28,416		27,931,225
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	402,629		385,771
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		50,810		43,849,069
Sr. Unsec’d. Notes	1.000	07/09/29		84,800		75,726,303
Sr. Unsec’d. Notes	3.875(cc)	07/09/35	EUR	8,854		7,487,074
Sr. Unsec’d. Notes	5.000	01/09/38		26,062		20,237,143
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes	7.000	10/12/28		10,000		10,100,100
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes(a)	5.333	02/15/28		33,578		33,745,890
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes	6.250	05/22/36		76,010		75,705,960
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	3.750	09/19/28	EUR	80,570		93,189,846
Sr. Unsec’d. Notes	4.500	03/15/29		37,650		36,499,792
Sr. Unsec’d. Notes	5.375	01/21/29		27,270		27,110,470
Sr. Unsec’d. Notes	8.375	02/15/27		900		916,272
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		10,291		10,300,262
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		51,930		51,976,737
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		10,493		10,650,395
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes	6.900	07/31/30		8,158		8,169,836
Sr. Unsec’d. Notes, 144A	8.750	01/29/34		96,316		98,286,317
Sr. Unsec’d. Notes, Series S26	5.000(cc)	07/31/40		911		692,482
Sr. Unsec’d. Notes, Series S27J	5.000(cc)	07/31/40		766		532,650
Sr. Unsec’d. Notes, Series S28	5.000(cc)	07/31/40		2,429		1,687,887
Sr. Unsec’d. Notes, Series S29	5.000(cc)	07/31/40		1,186		901,765
Ecuador Social Bond Sarl (Ecuador),
Gov’t. Gtd. Notes^	0.350	01/30/35		144,000		2,505,600
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.375	08/05/26		8,420		8,394,403
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		11,845		11,723,115
Gabon Blue Bond Master Trust 2 (Gabon),
Insured Notes	6.097	08/01/38		28,006		27,767,109
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	191,900		238,797,314
Indonesia Government AID Bond (Indonesia),
U.S. Gov’t. Gtd. Notes	6.650	07/15/29		7,011		7,317,884
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	34,367		38,739,990
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	49,957		58,588,645
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	72,132		84,896,457
Sr. Unsec’d. Notes, 144A	6.750	02/25/41		39,620		36,511,415
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	9.500	02/02/30		3,500		4,103,750
Platinum for Belize Blue Investment Co. LLC (Belize),
Sec’d. Notes	4.470	10/20/40		2,000		1,765,520

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Province of Alberta (Canada),
Sr. Unsec’d. Notes	1.300%	07/22/30		21,446	$19,090,714
Province of British Columbia (Canada),
Bonds	7.250	09/01/36		17,530	20,851,597
Province of Quebec (Canada),
Unsec’d. Notes, MTN	7.295	07/22/26		474	477,152
Repubic of Italy Government International Bond Coupon Strips (Italy),
Sr. Unsec’d. Notes	2.758(s)	02/20/31	EUR	43,130	43,357,105
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 30Y	3.875	05/06/51		25,900	18,764,477
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	4.625	03/04/33	EUR	49,000	54,471,664
Sr. Unsec’d. Notes, 144A	5.750	09/16/30		53,010	53,540,100
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	37,883	41,084,541
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	3,888	3,804,527
Sr. Unsec’d. Notes	2.125	12/01/30		12,350	10,790,813
Sr. Unsec’d. Notes	6.250	05/26/28		23,345	23,961,775
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	9,990	10,834,268
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	6,252	6,117,774
Sr. Unsec’d. Notes, 144A(a)	6.250	05/26/28		875	898,118

TOTAL SOVEREIGN BONDS (cost $1,533,850,474)					1,578,630,315

U.S. GOVERNMENT AGENCY OBLIGATIONS 10.0%
Fannie Mae Interest Strips	1.758(s)	08/06/38		386	206,086
Fannie Mae Principal Strips	3.528(s)	07/15/37		5,105	2,929,057
Federal Home Loan Bank	3.200	11/29/32		22,500	20,812,885
Federal Home Loan Bank	4.250	11/02/38		4,340	3,996,998
Federal Home Loan Mortgage Corp.	1.500	12/01/50		3,197	2,458,757
Federal Home Loan Mortgage Corp.	2.000	10/01/50		28,657	23,189,262
Federal Home Loan Mortgage Corp.	2.000	11/01/50		9,782	7,913,861
Federal Home Loan Mortgage Corp.	2.000	12/01/50		35,707	28,871,200
Federal Home Loan Mortgage Corp.	2.000	01/01/51		18,985	15,354,857
Federal Home Loan Mortgage Corp.	2.000	02/01/51		3,336	2,696,278
Federal Home Loan Mortgage Corp.	2.000	02/01/51		19,018	15,366,986
Federal Home Loan Mortgage Corp.	2.000	03/01/51		34,586	28,001,170
Federal Home Loan Mortgage Corp.	2.500	11/01/49		4,515	3,857,248
Federal Home Loan Mortgage Corp.	2.500	09/01/50		5,858	4,911,133
Federal Home Loan Mortgage Corp.	2.500	02/01/51		1,997	1,690,712
Federal Home Loan Mortgage Corp.	2.500	03/01/51		118,887	100,539,544
Federal Home Loan Mortgage Corp.	2.500	05/01/51		5,300	4,502,474
Federal Home Loan Mortgage Corp.	2.500	05/01/51		32,703	27,643,386
Federal Home Loan Mortgage Corp.	2.500	07/01/51		37,382	31,587,123
Federal Home Loan Mortgage Corp.	2.500	07/01/51		99,422	83,721,219
Federal Home Loan Mortgage Corp.	2.500	08/01/51		58,106	49,062,012
Federal Home Loan Mortgage Corp.	2.500	08/01/51		68,526	58,682,759
Federal Home Loan Mortgage Corp.	2.500	09/01/51		38,517	32,515,579
Federal Home Loan Mortgage Corp.	2.500	10/01/51		3,278	2,784,579
Federal Home Loan Mortgage Corp.	2.500	11/01/51		13,513	11,397,850
Federal Home Loan Mortgage Corp.	2.500	12/01/51		25,026	21,119,154
Federal Home Loan Mortgage Corp.	2.500	01/01/52		40,147	34,272,446
Federal Home Loan Mortgage Corp.	2.500	02/01/52		417	356,679
Federal Home Loan Mortgage Corp.	2.500	02/01/52		14,375	12,272,932
Federal Home Loan Mortgage Corp.	2.500	04/01/52		2,434	2,046,782
Federal Home Loan Mortgage Corp.	2.500	04/01/52		45,441	38,954,054
Federal Home Loan Mortgage Corp.	3.000	05/01/51		4,946	4,357,054
Federal Home Loan Mortgage Corp.	3.000	06/01/51		10,651	9,381,148
Federal Home Loan Mortgage Corp.	3.000	07/01/51		14,804	13,215,365
Federal Home Loan Mortgage Corp.	3.000	07/01/51		35,371	31,135,849
Federal Home Loan Mortgage Corp.	3.000	08/01/51		1,149	1,007,212

See Notes to Financial Statements.

PGIM Total Return Bond Fund  113

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	3.000%	09/01/51	11,406		$10,032,882
Federal Home Loan Mortgage Corp.	3.000	11/01/51	1,520		1,337,931
Federal Home Loan Mortgage Corp.	3.000	11/01/51	7,007		6,150,975
Federal Home Loan Mortgage Corp.	3.000	12/01/51	2,012		1,777,869
Federal Home Loan Mortgage Corp.	3.000	01/01/52	38,071		33,453,404
Federal Home Loan Mortgage Corp.	3.000	02/01/52	1,707		1,500,691
Federal Home Loan Mortgage Corp.	3.000	02/01/52	3,034		2,663,575
Federal Home Loan Mortgage Corp.	3.000	02/01/52	97,575		85,654,400
Federal Home Loan Mortgage Corp.	3.000	04/01/52	2,098		1,842,317
Federal Home Loan Mortgage Corp.	3.000	06/01/52	48,557		43,181,324
Federal Home Loan Mortgage Corp.	3.000	06/01/52	53,234		47,394,922
Federal Home Loan Mortgage Corp.	3.500	02/01/47	578		537,732
Federal Home Loan Mortgage Corp.	3.500	09/01/51	3,288		3,004,985
Federal Home Loan Mortgage Corp.	3.500	01/01/52	8,895		8,129,151
Federal Home Loan Mortgage Corp.	3.500	02/01/52	6,253		5,728,805
Federal Home Loan Mortgage Corp.	3.500	03/01/52	60,986		55,890,448
Federal Home Loan Mortgage Corp.	4.000	10/01/51	1,930		1,821,379
Federal Home Loan Mortgage Corp.	4.000	05/01/52	84,393		79,427,225
Federal Home Loan Mortgage Corp.	4.500	11/01/48	2,690		2,637,011
Federal Home Loan Mortgage Corp.	4.500	06/01/52	3,857		3,727,359
Federal Home Loan Mortgage Corp.	5.000	01/01/39	24		24,561
Federal Home Loan Mortgage Corp.	5.000	02/01/42	6,933		7,025,682
Federal Home Loan Mortgage Corp.	5.000	07/01/52	8,433		8,315,498
Federal Home Loan Mortgage Corp.	5.000	08/01/52	41,217		40,821,684
Federal Home Loan Mortgage Corp.	5.500	06/01/31	—	(r)	156
Federal Home Loan Mortgage Corp.	5.500	10/01/33	99		100,516
Federal Home Loan Mortgage Corp.	5.500	07/01/34	1		1,325
Federal Home Loan Mortgage Corp.	5.500	10/01/52	45,764		46,197,882
Federal Home Loan Mortgage Corp.	5.500	11/01/52	281,879		284,835,386
Federal Home Loan Mortgage Corp.	5.500	01/01/55	192,287		193,351,006
Federal Home Loan Mortgage Corp.	6.000	10/01/32	1		1,237
Federal Home Loan Mortgage Corp.	6.000	12/01/32	2		2,386
Federal Home Loan Mortgage Corp.	6.000	02/01/33	2		2,210
Federal Home Loan Mortgage Corp.	6.000	11/01/33	12		12,502
Federal Home Loan Mortgage Corp.	6.000	01/01/34	12		12,455
Federal Home Loan Mortgage Corp.	6.000	12/01/36	1		694
Federal Home Loan Mortgage Corp.	6.000	11/01/52	5,428		5,581,462
Federal Home Loan Mortgage Corp.	6.000	03/01/53	21,300		21,861,912
Federal Home Loan Mortgage Corp.	6.000	04/01/53	20,298		20,853,406
Federal Home Loan Mortgage Corp.(k)	6.250	07/15/32	25,297		28,123,626
Federal Home Loan Mortgage Corp.	6.500	07/01/32	—	(r)	286
Federal Home Loan Mortgage Corp.	6.500	08/01/32	1		531
Federal Home Loan Mortgage Corp.	6.500	08/01/32	1		661
Federal Home Loan Mortgage Corp.	6.500	08/01/32	1		894
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2		1,617
Federal Home Loan Mortgage Corp.	6.500	09/01/32	4		4,117
Federal Home Loan Mortgage Corp.	6.500	11/01/33	15		15,528
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31	47,678		53,293,181
Federal Home Loan Mortgage Corp.	7.000	09/01/32	16		17,193
Federal Home Loan Mortgage Corp.	7.000	01/01/53	477		503,294
Federal Home Loan Mortgage Corp.	7.000	05/01/53	573		605,035
Federal Home Loan Mortgage Corp.	7.000	06/01/53	484		510,652
Federal Home Loan Mortgage Corp., MTN	2.054(s)	11/15/38	1,480		801,337
Federal National Mortgage Assoc.,
Enterprise 11th District COFI Institutional Replacement Index + 1.254% (Cap 12.471%, Floor 4.383%)	4.384(c)	01/01/28	—	(r)	253
Enterprise 11th District COFI Institutional Replacement Index + 1.255% (Cap 11.437%, Floor 3.066%)	4.314(c)	05/01/36	2		1,851
Enterprise 11th District COFI Institutional Replacement Index + 1.256% (Cap 12.850%, Floor 3.014%)	4.336(c)	05/01/36	—	(r)	402
Federal National Mortgage Assoc.	1.500	10/01/50	3,745		2,883,591

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	1.500%	12/01/50	57,373	$44,153,733
Federal National Mortgage Assoc.	1.500	01/01/51	21,062	16,173,093
Federal National Mortgage Assoc.	2.000	06/01/50	81,824	66,240,847
Federal National Mortgage Assoc.	2.000	08/01/50	20,847	16,821,824
Federal National Mortgage Assoc.	2.000	10/01/50	13,290	10,747,020
Federal National Mortgage Assoc.	2.000	11/01/50	50,727	40,960,213
Federal National Mortgage Assoc.	2.000	12/01/50	45,187	36,486,508
Federal National Mortgage Assoc.	2.000	01/01/51	38,011	30,692,392
Federal National Mortgage Assoc.	2.000	02/01/51	17,095	13,820,721
Federal National Mortgage Assoc.	2.000	03/01/51	1,694	1,367,650
Federal National Mortgage Assoc.	2.500	TBA	157,000	131,440,846
Federal National Mortgage Assoc.	2.500	03/01/51	78,755	66,664,773
Federal National Mortgage Assoc.	2.500	06/01/51	5,766	4,928,689
Federal National Mortgage Assoc.	2.500	09/01/51	19,945	16,829,161
Federal National Mortgage Assoc.	2.500	10/01/51	9,079	7,650,149
Federal National Mortgage Assoc.	2.500	10/01/51	85,388	71,945,969
Federal National Mortgage Assoc.	2.500	11/01/51	58,205	49,136,419
Federal National Mortgage Assoc.	2.500	12/01/51	2,154	1,819,682
Federal National Mortgage Assoc.	2.500	12/01/51	14,576	12,300,241
Federal National Mortgage Assoc.	2.500	02/01/52	6,303	5,398,705
Federal National Mortgage Assoc.	2.500	03/01/52	3,375	2,840,272
Federal National Mortgage Assoc.	2.500	03/01/52	55,545	47,611,555
Federal National Mortgage Assoc.	2.500	09/01/52	799	671,770
Federal National Mortgage Assoc.	3.000	09/01/50	26,912	23,773,477
Federal National Mortgage Assoc.	3.000	04/01/51	622	547,945
Federal National Mortgage Assoc.	3.000	05/01/51	25,060	22,112,246
Federal National Mortgage Assoc.	3.000	06/01/51	11,219	9,858,478
Federal National Mortgage Assoc.	3.000	07/01/51	101,744	89,688,303
Federal National Mortgage Assoc.	3.000	08/01/51	10,464	9,210,864
Federal National Mortgage Assoc.	3.000	10/01/51	1,196	1,051,904
Federal National Mortgage Assoc.	3.000	11/01/51	2,392	2,106,255
Federal National Mortgage Assoc.	3.000	11/01/51	6,368	5,624,362
Federal National Mortgage Assoc.	3.000	12/01/51	150	132,131
Federal National Mortgage Assoc.	3.000	12/01/51	271	238,480
Federal National Mortgage Assoc.	3.000	12/01/51	3,980	3,510,674
Federal National Mortgage Assoc.	3.000	01/01/52	203	179,293
Federal National Mortgage Assoc.	3.000	01/01/52	386	337,917
Federal National Mortgage Assoc.	3.000	01/01/52	11,796	10,431,089
Federal National Mortgage Assoc.	3.000	01/01/52	126,083	110,550,873
Federal National Mortgage Assoc.	3.000	02/01/52	576	505,546
Federal National Mortgage Assoc.	3.000	02/01/52	118,629	104,827,591
Federal National Mortgage Assoc.	3.000	02/01/52	157,957	138,659,274
Federal National Mortgage Assoc.(kk)	3.000	03/01/52	345,183	302,966,702
Federal National Mortgage Assoc.	3.000	05/01/52	861	754,993
Federal National Mortgage Assoc.	3.000	07/01/52	1,292	1,136,817
Federal National Mortgage Assoc.	3.000	07/01/52	5,338	4,697,425
Federal National Mortgage Assoc.	3.500	12/01/42	3,171	2,982,546
Federal National Mortgage Assoc.	3.500	02/01/50	36	32,730
Federal National Mortgage Assoc.	3.500	09/01/50	332	305,334
Federal National Mortgage Assoc.	3.500	10/01/51	18,907	17,291,714
Federal National Mortgage Assoc.	3.500	12/01/51	2,009	1,831,987
Federal National Mortgage Assoc.	3.500	01/01/52	14,035	12,857,862
Federal National Mortgage Assoc.	3.500	03/01/52	25,157	23,083,879
Federal National Mortgage Assoc.	4.000	12/01/40	98	94,360
Federal National Mortgage Assoc.	4.000	04/01/52	26,398	25,006,389
Federal National Mortgage Assoc.	4.000	04/01/52	28,181	26,449,777
Federal National Mortgage Assoc.	4.000	05/01/52	30,911	29,091,813
Federal National Mortgage Assoc.	4.000	04/01/53	26,284	24,776,657
Federal National Mortgage Assoc.	4.500	02/01/33	1	1,308
Federal National Mortgage Assoc.	4.500	08/01/33	2	1,740
Federal National Mortgage Assoc.	4.500	07/01/41	1,909	1,892,392

See Notes to Financial Statements.

PGIM Total Return Bond Fund  115

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.500%	10/01/44	9,763		$9,674,891
Federal National Mortgage Assoc.	4.500	09/01/46	3,947		3,889,470
Federal National Mortgage Assoc.	5.000	03/01/34	176		177,105
Federal National Mortgage Assoc.	5.000	07/01/39	1,349		1,365,494
Federal National Mortgage Assoc.	5.000	07/01/40	354		357,839
Federal National Mortgage Assoc.	5.000	09/01/44	30,131		30,462,773
Federal National Mortgage Assoc.	5.000	07/01/52	18,610		18,431,650
Federal National Mortgage Assoc.	5.000	08/01/52	121,981		120,810,694
Federal National Mortgage Assoc.	5.000	07/01/54	1,790		1,765,182
Federal National Mortgage Assoc.	5.500	TBA	186,500		187,223,732
Federal National Mortgage Assoc.	5.500	07/01/33	8		8,536
Federal National Mortgage Assoc.	5.500	08/01/33	—	(r)	107
Federal National Mortgage Assoc.	5.500	10/01/33	14		13,829
Federal National Mortgage Assoc.	5.500	11/01/33	2		2,520
Federal National Mortgage Assoc.	5.500	04/01/34	1		1,295
Federal National Mortgage Assoc.	5.500	04/01/34	7		6,926
Federal National Mortgage Assoc.	5.500	04/01/34	43		43,043
Federal National Mortgage Assoc.	5.500	05/01/34	10		9,753
Federal National Mortgage Assoc.	5.500	03/01/35	300		304,341
Federal National Mortgage Assoc.	5.500	10/01/52	4,055		4,093,053
Federal National Mortgage Assoc.	5.500	11/01/52	28,301		28,637,950
Federal National Mortgage Assoc.	5.500	12/01/54	169,377		170,322,282
Federal National Mortgage Assoc.	6.000	TBA	86,500		88,210,783
Federal National Mortgage Assoc.	6.000	09/01/32	—	(r)	38
Federal National Mortgage Assoc.	6.000	11/01/32	1		1,127
Federal National Mortgage Assoc.	6.000	03/01/33	1		597
Federal National Mortgage Assoc.	6.000	10/01/33	2		1,722
Federal National Mortgage Assoc.	6.000	11/01/33	28		28,844
Federal National Mortgage Assoc.	6.000	02/01/34	39		40,525
Federal National Mortgage Assoc.	6.000	11/01/34	10		10,538
Federal National Mortgage Assoc.	6.000	11/01/34	13		13,879
Federal National Mortgage Assoc.	6.000	04/01/36	1		847
Federal National Mortgage Assoc.	6.000	04/01/36	1		1,355
Federal National Mortgage Assoc.	6.000	04/01/36	4		3,759
Federal National Mortgage Assoc.	6.000	06/01/37	4		4,276
Federal National Mortgage Assoc.	6.000	11/01/52	49,821		51,225,777
Federal National Mortgage Assoc.	6.000	12/01/52	30,298		31,212,446
Federal National Mortgage Assoc.	6.000	04/01/53	15,474		15,868,029
Federal National Mortgage Assoc.	6.000	08/01/53	14,367		14,738,517
Federal National Mortgage Assoc.	6.000	06/01/55	43,290		44,196,928
Federal National Mortgage Assoc.	6.500	07/01/32	2		1,863
Federal National Mortgage Assoc.	6.500	08/01/32	4		3,649
Federal National Mortgage Assoc.	6.500	09/01/32	1		562
Federal National Mortgage Assoc.	6.500	09/01/32	13		13,617
Federal National Mortgage Assoc.	6.500	09/01/32	14		14,010
Federal National Mortgage Assoc.	6.500	09/01/32	16		16,375
Federal National Mortgage Assoc.	6.500	10/01/32	7		6,850
Federal National Mortgage Assoc.	6.500	04/01/33	12		12,534
Federal National Mortgage Assoc.	6.625	11/15/30	30,000		33,179,523
Federal National Mortgage Assoc.	7.000	05/01/32	4		4,665
Federal National Mortgage Assoc.	7.000	06/01/32	2		1,758
Federal National Mortgage Assoc.	7.000	01/01/53	574		606,359
Federal National Mortgage Assoc.	7.000	02/01/53	469		494,842
Federal National Mortgage Assoc.	7.000	03/01/53	1,945		2,053,975
Federal National Mortgage Assoc.	7.000	06/01/53	454		479,439
Freddie Mac Coupon Strips	4.518(s)	07/15/32	1,913		1,451,063
Freddie Mac Strips	4.634(s)	07/15/32	4,205		3,193,588
Government National Mortgage Assoc.	3.000	01/15/45	46		41,399
Government National Mortgage Assoc.	3.000	03/15/45	11		9,538
Government National Mortgage Assoc.	3.000	03/15/45	100		89,687
Government National Mortgage Assoc.	3.500	10/15/40	37		34,824

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	3.500%	03/20/47	3,391		$3,145,298
Government National Mortgage Assoc.	3.500	07/20/47	11,019		10,208,919
Government National Mortgage Assoc.	3.500	10/20/47	7,916		7,274,923
Government National Mortgage Assoc.	3.500	12/20/47	2,950		2,727,177
Government National Mortgage Assoc.	3.500	11/20/51	2,345		2,142,333
Government National Mortgage Assoc.	3.500	12/20/51	177,108		161,784,406
Government National Mortgage Assoc.	3.500	01/20/52	85,345		77,895,266
Government National Mortgage Assoc.	3.500	03/20/52	57,920		52,837,265
Government National Mortgage Assoc.	3.500	04/20/52	94,677		86,251,381
Government National Mortgage Assoc.	4.000	11/20/48	258		245,170
Government National Mortgage Assoc.	4.000	03/20/52	6,731		6,347,627
Government National Mortgage Assoc.	4.500	02/20/41	685		677,590
Government National Mortgage Assoc.	4.500	07/20/52	73,396		71,375,111
Government National Mortgage Assoc.	4.500	08/20/52	8,987		8,739,344
Government National Mortgage Assoc.	4.500	09/20/52	6,550		6,365,399
Government National Mortgage Assoc.	5.000	08/20/39	204		207,772
Government National Mortgage Assoc.	5.000	09/20/52	65,924		65,796,957
Government National Mortgage Assoc.	5.000	11/20/54	86,466		85,875,192
Government National Mortgage Assoc.	5.500	09/20/52	4,005		4,072,908
Government National Mortgage Assoc.	5.500	10/20/52	20,127		20,460,247
Government National Mortgage Assoc.	5.500	11/20/52	54,905		55,816,595
Government National Mortgage Assoc.	5.500	04/20/55	21,961		22,153,308
Government National Mortgage Assoc.	6.000	01/15/33	8		8,509
Government National Mortgage Assoc.	6.000	03/15/33	2		1,861
Government National Mortgage Assoc.	6.000	05/15/33	3		3,178
Government National Mortgage Assoc.	6.000	06/15/33	1		1,356
Government National Mortgage Assoc.	6.000	12/15/33	9		9,673
Government National Mortgage Assoc.	6.000	12/20/52	18,684		19,203,686
Government National Mortgage Assoc.	6.000	01/20/53	7,107		7,303,667
Government National Mortgage Assoc.	6.000	02/20/53	25,785		26,498,183
Government National Mortgage Assoc.	6.000	06/20/53	4,319		4,434,658
Government National Mortgage Assoc.	6.500	09/15/32	12		12,743
Government National Mortgage Assoc.	6.500	09/15/32	21		21,100
Government National Mortgage Assoc.	6.500	11/15/33	13		12,944
Government National Mortgage Assoc.	6.500	11/15/33	39		39,292
Government National Mortgage Assoc.	6.500	07/15/38	—	(r)	85
Government National Mortgage Assoc.	6.500	03/20/54	7,330		7,681,318
Government National Mortgage Assoc.	7.000	09/20/53	1,309		1,358,827
Government National Mortgage Assoc.	7.000	10/20/53	1,561		1,622,560
Government National Mortgage Assoc.	8.000	08/20/31	—	(r)	98
Government National Mortgage Assoc.	8.500	06/15/30	—	(r)	59
Government National Mortgage Assoc.	8.500	08/20/30	—	(r)	468
Resolution Funding Corp., Unsec’d. Notes, Series A	8.625	01/15/30	429		494,689
Resolution Funding Corp. Interest Strips, Bonds	2.508(s)	01/15/30	1,250		1,070,043
Resolution Funding Corp. Interest Strips, Bonds	3.599(s)	04/15/30	18,610		15,763,915
Resolution Funding Corp. Principal Strips, Bonds	4.845(s)	01/15/30	2,935		2,524,056
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.980	04/01/36	790		870,583
Tennessee Valley Authority Generic Strips, Bonds	1.886(s)	09/15/39	555		273,967
Tennessee Valley Authority Generic Strips, Bonds	2.338(s)	09/15/27	1,878		1,772,031
Tennessee Valley Authority Generic Strips, Bonds	4.951(s)	07/15/35	13,972		8,697,034
Tennessee Valley Authority Principal Strips, Bonds	3.037(s)	05/01/30	5,174		4,358,481
Tennessee Valley Authority Principal Strips, Bonds	3.874(s)	06/15/35	1,300		837,958
U.S. International Development Finance Corp.,
U.S. Gov’t. Gtd. Notes, Series 2	3.190	10/05/34	2,119		1,995,758
U.S. Gov’t. Gtd. Notes, Series 4	3.000	10/05/34	4,945		4,614,511
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.250	10/15/30	1,040		1,012,867
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.370	10/05/34	5,028		4,776,695

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $5,284,033,103)					5,284,327,056

See Notes to Financial Statements.

PGIM Total Return Bond Fund  117

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS 19.8%
U.S. Treasury Bonds	1.375%	08/15/50	660,000	$318,759,375
U.S. Treasury Bonds	1.625	11/15/50	1,145,000	590,032,812
U.S. Treasury Bonds	1.875	02/15/51	664,760	364,579,312
U.S. Treasury Bonds	2.375	02/15/42	31,085	22,492,912
U.S. Treasury Bonds	2.375	05/15/51	757,870	468,458,394
U.S. Treasury Bonds	2.500	02/15/45	119,645	83,059,802
U.S. Treasury Bonds	2.500	02/15/46	100,000	68,281,250
U.S. Treasury Bonds	2.875	05/15/43	291,315	221,900,098
U.S. Treasury Bonds	2.875	05/15/49	152,000	106,851,250
U.S. Treasury Bonds	2.875	05/15/52	444,130	304,090,259
U.S. Treasury Bonds	3.000	11/15/44	208,810	158,369,334
U.S. Treasury Bonds	3.000	02/15/49	1,000	721,875
U.S. Treasury Bonds	3.125	08/15/44	162,680	126,331,188
U.S. Treasury Bonds	3.250	05/15/42	90,665	74,189,470
U.S. Treasury Bonds	4.000	11/15/42	30,330	27,244,870
U.S. Treasury Bonds	4.000	11/15/52	315,545	267,818,819
U.S. Treasury Bonds	4.125	08/15/44	681,975	613,031,590
U.S. Treasury Bonds	4.375	08/15/43	100,000	93,546,875
U.S. Treasury Bonds	4.500	02/15/44	590,860	559,655,206
U.S. Treasury Bonds(h)	4.625	05/15/44	1,312,835	1,262,167,774
U.S. Treasury Bonds	4.625	11/15/44	491,245	471,057,901
U.S. Treasury Bonds	4.750	11/15/43	374,515	366,673,592
U.S. Treasury Bonds	4.750	05/15/55	20,850	20,045,320
U.S. Treasury Notes	2.750	08/15/32	116,170	107,139,598
U.S. Treasury Notes	3.375	11/30/27	350,055	347,361,217
U.S. Treasury Notes	3.500	01/31/28	80,835	80,310,836
U.S. Treasury Notes	3.500	01/15/29	295	291,935
U.S. Treasury Notes	3.500	02/15/29	225	222,592
U.S. Treasury Notes	3.750	11/30/32	838,790	818,016,841
U.S. Treasury Notes	3.750	02/28/33	296,070	288,298,162
U.S. Treasury Notes	3.875	04/15/29	2,795	2,792,161
U.S. Treasury Notes	3.875	03/31/31	131,055	130,194,952
U.S. Treasury Notes	3.875	04/30/31	465	461,912
U.S. Treasury Notes	3.875	08/31/32	181,135	178,248,161
U.S. Treasury Notes	3.875	12/31/32	441,610	433,571,318
U.S. Treasury Notes	4.000	01/31/33	902,955	892,726,213
U.S. Treasury Notes	4.125	02/15/36	75	73,424
U.S. Treasury Notes	4.250	03/31/33	106,940	107,240,769
U.S. Treasury Strips Coupon(k)	2.364(s)	05/15/45	32,250	11,959,946
U.S. Treasury Strips Coupon(k)	2.389(s)	05/15/43	13,155	5,483,318
U.S. Treasury Strips Coupon(k)	2.747(s)	05/15/41	34,005	16,023,808
U.S. Treasury Strips Coupon(k)	3.146(s)	11/15/43	74,569	30,175,989
U.S. Treasury Strips Coupon(k)	3.165(s)	08/15/41	33,805	15,696,781
U.S. Treasury Strips Coupon(h)(k)	3.247(s)	08/15/44	135,110	52,334,271
U.S. Treasury Strips Coupon(h)(k)	3.679(s)	05/15/44	133,725	52,495,057
U.S. Treasury Strips Coupon(k)	3.826(s)	11/15/44	49,085	18,731,286
U.S. Treasury Strips Coupon(k)	3.922(s)	08/15/45	42,525	15,550,676
U.S. Treasury Strips Coupon(k)	4.024(s)	02/15/45	81,550	30,712,701
U.S. Treasury Strips Coupon(h)(k)	4.156(s)	08/15/42	57,675	25,190,250
U.S. Treasury Strips Coupon(k)	4.335(s)	08/15/51	50,000	13,444,876
U.S. Treasury Strips Coupon(k)	4.349(s)	02/15/43	2,100	889,727
U.S. Treasury Strips Coupon(k)	4.369(s)	05/15/42	18,020	7,987,089
U.S. Treasury Strips Coupon(k)	4.454(s)	08/15/43	67,960	27,905,188
U.S. Treasury Strips Coupon(k)	4.500(s)	05/15/46	23,485	8,257,450
U.S. Treasury Strips Coupon(k)	4.522(s)	11/15/45	76,475	27,583,574
U.S. Treasury Strips Coupon(h)(k)	4.531(s)	11/15/41	160,330	73,322,338
U.S. Treasury Strips Coupon(k)	4.568(s)	11/15/42	12,510	5,380,012
U.S. Treasury Strips Coupon(k)	4.608(s)	11/15/48	6,925	2,137,096
U.S. Treasury Strips Coupon(k)	4.685(s)	08/15/40	10,470	5,168,016
U.S. Treasury Strips Coupon(k)	4.700(s)	02/15/41	40,230	19,247,205
U.S. Treasury Strips Coupon(k)	4.817(s)	02/15/42	37,730	16,977,087

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon(k)	4.920%(s)	08/15/48	25,990	$8,132,753
U.S. Treasury Strips Coupon(k)	4.924(s)	02/15/49	19,925	6,071,213

TOTAL U.S. TREASURY OBLIGATIONS (cost $11,007,136,543)				10,473,167,076

			Shares
AFFILIATED EXCHANGE-TRADED FUNDS 1.5%
Fixed Income
PGIM Active High Yield Bond ETF			500,000	17,550,000
PGIM Corporate Bond 0-5 Year ETF			6,125,000	306,464,375
PGIM Corporate Bond 5-10 Year ETF			8,975,000	448,652,173

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS (cost $785,267,337)(wa)				772,666,548

COMMON STOCKS 0.2%

Chemicals 0.0%

TPC Group, Inc.*			353,022	6,942,884

Containers & Packaging 0.0%

Ardagh Holdings SA (Luxembourg), 144A*			177	1,062

Interactive Media & Services 0.0%

Diamond Sports Group LLC*(x)			791,890	163,129

Oil, Gas & Consumable Fuels 0.1%

Expand Energy Corp.			450,899	46,059,333

Pharmaceuticals 0.0%

Endo, Inc. (Class A1 Stock), 144A^			149	—

Wireless Telecommunication Services 0.1%

Digicel International Finance Ltd. (Jamaica)*			1,695,385	43,020,394

TOTAL COMMON STOCKS (cost $10,997,536)				96,186,802

PREFERRED STOCKS 0.1%

Banks 0.0%

Citigroup Capital XIII, 10.298%(c), 3 Month SOFR + 6.632%, 3 Month SOFR + 6.632%, Maturing 10/30/40			22,000	646,580

Capital Markets 0.0%

State Street Corp., 5.350%(ff), Series G, Maturing 06/15/26(oo)			315,000	7,011,900

Consumer Staples Distribution & Retail 0.1%

QXO, Inc., Series C, 4.750%, Maturing 04/01/33			5,064	56,343,305

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica)*^			110,440	1,427,260

TOTAL PREFERRED STOCKS (cost $59,455,071)				65,429,045

OPTION PURCHASED*~ 0.0% (cost $426,877)				766,282

See Notes to Financial Statements.

PGIM Total Return Bond Fund  119

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Units	Value

WARRANTS* 0.0%

Interactive Media & Services

Diamond Sports Group LLC, expiring 06/30/26(x) (cost $0)	1,481,098	$15

TOTAL LONG-TERM INVESTMENTS, BEFORE LONG-TERM OPTIONS WRITTEN 97.9% (cost $52,800,371,927)		51,782,988,037

OPTIONS WRITTEN*~ (0.0)% (premiums received $1,438,296)		(370,866)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN 97.9% (cost $52,798,933,631)		51,782,617,171

	Shares

SHORT-TERM INVESTMENTS 2.8%

AFFILIATED MUTUAL FUNDS 2.7%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wa)	1,054,978,894	1,054,978,894
PGIM Institutional Money Market Fund (7-day effective yield 3.844%) (cost $403,234,781; includes $401,705,801 of cash collateral for securities on loan)(b)(wa)	403,555,616	403,313,483

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,458,213,675)		1,458,292,377

OPTIONS PURCHASED*~ 0.1% (cost $26,397,132)`		33,156,936

TOTAL SHORT-TERM INVESTMENTS (cost $1,484,610,807)		1,491,449,313

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN 100.7% (cost $54,283,544,438)		53,274,066,484

OPTIONS WRITTEN*~ (0.3)% (premiums received $171,097,885)		(182,511,079)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN 100.4% (cost $54,112,446,553)		53,091,555,405
Liabilities in excess of other assets(z) (0.4)%		(216,047,759)

NET ASSETS 100.0%		$52,875,507,646

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $707,519,378 and 1.3% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $392,610,900; cash collateral of $401,705,801 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2026.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets

20 Times Square Trust, Series 2018-20TS, Class G, 144A, 3.203%(cc), 05/15/35	05/09/18	$35,678,061	$33,358,642	0.1%

20 Times Square Trust, Series 2018-20TS, Class H, 144A, 3.203%(cc), 05/15/35	05/09/18	35,625,556	33,208,715	0.0

Clue Opco LLC, Sr. Sec’d. Notes, 144A, 9.500%, 10/15/31	09/22/23-02/17/26	85,297,555	89,690,199	0.2

Diamond Sports Group LLC*	01/02/25	2,073,338	163,129	0.0

Diamond Sports Group LLC, expiring 06/30/26	01/02/25	—	15	0.0

Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%, 7.230%(c), 05/31/26^(d)	05/18/21	196,471,029	174,859,216	0.3

Invitation Homes Operating Partnership LP, Gtd. Notes, 4.875%, 02/01/35	09/26/24	984,440	964,786	0.0

Total		$356,129,979	$332,244,702	0.6%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at April 30, 2026:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

CloudHQ VA B1, Delayed Draw Term Loan, —%(p), Maturity Date (cost $24,385,491)^	24,385	$24,385,491	$—	$—
CloudHQ VA B1, Delayed Draw Term Loan, —%(p), Maturity Date (cost $7,933,333)^	7,933	7,933,333	—	—
CloudHQ VA B2 , Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $8,728,109)^	8,728	8,728,109	—	—
CloudHQ VA B2 QUICK, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $17,703,557)^	17,704	17,703,557	—	—
CloudHQ VA B3 QUICK, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $8,063,031)^	8,063	8,063,031	—	—
CloudHQ VA B3, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $9,701,692)^	9,702	9,701,692	—	—
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $1,033,306)^	1,047	1,026,283	—	(7,023)
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $1,722,177)^	1,745	1,710,473	—	(11,704)
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $10,590,000)^	10,590	10,616,475	26,475	—
Dukes Education Group Ltd., Acquisition/Capex Facility 6, 1.000%, Maturity Date 11/27/28 (cost $12,575,090)^	9,911	13,485,872	910,782	—
HPS Speciality Loan Fund VI GP, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $10,297,566)^	10,298	10,297,566	—	—
HPS Speciality Loan Fund VI GP, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $24,899,751)^	24,900	24,899,751	—	—
HPS Speciality Loan Fund VI IM, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $15,446,351)^	15,446	15,446,351	—	—
HPS Speciality Loan Fund VI IM, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $37,349,636)^	37,350	37,349,636	—	—
Meta CW GPU, Delayed Draw Term Loan, 0.000%, Maturity Date 03/31/32 (cost $42,410,043)^	42,410	42,410,043	—	—
Vantage Oracle TX, Delayed Draw Term Loan, 0.000%, Maturity Date 04/30/30 (cost $61,986,630)	61,987	61,986,630	—	—

		$295,744,293	$937,257	$(18,727)

Unfunded preferred stock commitment outstanding at April 30, 2026:

Issuer	Shares	Current Value	Unrealized Appreciation	Unrealized Depreciation

QXO, Inc., 4.750%, Maturity Date 12/31/79 (cost $25,320,000)^	2,532	$25,320,000	$—	$—

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—	190,735	$—

2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—	381,470	—

Total OTC Traded (cost $424,386)							$—

See Notes to Financial Statements.

PGIM Total Return Bond Fund  121

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/ 2.199%	EUR	322,645	$766,282

5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.660%		95,301	188,120

iTraxx.XO.44.V1, 12/20/30	Call	BARC	05/20/26	$300.00	1.00%(Q)	iTraxx.XO.44.V1(Q)	EUR	800,000	18,018,627

1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.199%	2.80%(A)	EUR	373,565	1,182,360

1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.199%	10.29%(A)	EUR	373,565	1,744

1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	3.82%	1 Day SOFR(T)/ 3.660%	3.82%(T)		550,810	1,673,478

1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	11.07%	1 Day SOFR(T)/ 3.660%	11.07%(T)		550,810	1,894

2-Year Interest Rate Swap, 07/27/28	Put	CITI	07/23/26	3.74%	1 Day SOFR(A)/ 3.660%	3.74%(A)		328,065	972,973

2-Year Interest Rate Swap, 07/27/28	Put	CITI	07/23/26	8.00%	1 Day SOFR(A)/ 3.660%	8.00%(A)		328,065	59

2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.660%	3.21%(A)		549,400	6,112,326

2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.660%	8.19%(A)		549,400	2,672

5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.660%	3.89%(A)		95,301	495,302

CDX.NA.HY.45.V2, 12/20/30	Put	BARC	05/20/26	$100.00	CDX.NA.HY.45.V2(Q)	5.00%(Q)		750,000	129,735

CDX.NA.HY.45.V2, 12/20/30	Put	BARC	06/17/26	$100.00	CDX.NA.HY.45.V2(Q)	5.00%(Q)		750,000	628,164

CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$106.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)		84,560	770,802

CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$106.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)		84,560	770,802

CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$106.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)		169,120	1,541,604

CDX.NA.IG.46.V1, 06/20/31	Put	JPM	06/17/26	0.60%	CDX.NA.IG.46.V1(Q)	1.00%(Q)		375,935	391,700

iTraxx.XO.44.V1, 12/20/30	Put	BARC	05/20/26	$425.00	iTraxx.XO.44.V1(Q)	1.00%(Q)	EUR	800,000	274,574

Total OTC Swaptions (cost $26,399,623)									$33,923,218

Total Options Purchased (cost $26,824,009)									$33,923,218

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Azerbaijan Contingent CAP	Call	DB	12/22/32	6.86%	—	261,508	$(13,051)

(premiums received $1,438,296)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/ 2.199%	1.74%(A)	EUR	322,645	$(357,815)

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.660%	3.09%(A)		95,301	$(95,665)

CDX.NA.HY.45.V2, 12/20/30	Call	BARC	05/20/26	$100.00	CDX.NA.HY.45.V2(Q)	5.00%(Q)		750,000	(52,341,159)

CDX.NA.HY.45.V2, 12/20/30	Call	BARC	06/17/26	$100.00	CDX.NA.HY.45.V2(Q)	5.00%(Q)		750,000	(50,096,484)

iTraxx.XO.44.V1, 12/20/30	Call	BARC	05/20/26	$425.00	iTraxx.XO.44.V1(Q)	1.00%(Q)	EUR	800,000	(63,512,709)

1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.199%	EUR	747,130	(1,126,375)

1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	4.27%	4.27%(T)	1 Day SOFR(T)/ 3.660%		1,101,620	(1,727,580)

2-Year Interest Rate Swap, 07/27/28	Put	CITI	07/23/26	3.93%	3.93%(A)	1 Day SOFR(A)/ 3.660%		656,130	(1,054,723)

2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.660%		549,400	(3,972,552)

2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.660%		549,400	(2,792,899)

5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.660%		95,301	(869,176)

CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$104.00	5.00%(Q)	CDX.NA.HY.46.V1(Q)		126,835	(617,879)

CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$104.00	5.00%(Q)	CDX.NA.HY.46.V1(Q)		126,835	(617,879)

CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$104.50	5.00%(Q)	CDX.NA.HY.46.V1(Q)		253,670	(1,425,508)

CDX.NA.IG.46.V1, 06/20/31	Put	JPM	06/17/26	0.70%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		751,870	(389,490)

iTraxx.XO.44.V1, 12/20/30	Put	BARC	05/20/26	$300.00	1.00%(Q)	iTraxx.XO.44.V1(Q)	EUR	800,000	(1,871,001)

Total OTC Swaptions (premiums received $171,097,885)									$(182,868,894)

Total Options Written (premiums received $172,536,181)									$(182,881,945)

Options Purchased:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at April 30, 2026	Unrealized Appreciation (Depreciation)

CDX.NA.HY.45.V2, 12/20/30	Put	06/17/26	$ 99.00	CDX.NA.HY.45.V2(Q)	5.00%(Q)	500,000	$350,726	$(2,671,561)
CDX.NA.HY.46.V1, 06/20/31	Put	06/17/26	$100.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)	2,000,000	2,135,926	(138,074)

Total Centrally Cleared Swaptions (cost $5,296,287)							$2,486,652	$(2,809,635)

Options Written:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at April 30, 2026	Unrealized Appreciation (Depreciation)

CDX.NA.HY.45.V2, 12/20/30	Call	06/17/26	$ 99.00	CDX.NA.HY.45.V2(Q)	5.00%(Q)	500,000	$(38,258,769)	$(11,182,269)

See Notes to Financial Statements.

PGIM Total Return Bond Fund  123

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Options Written (continued):

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at April 30, 2026	Unrealized Appreciation (Depreciation)

CDX.NA.HY.46.V1, 06/20/31	Call	06/17/26	$100.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)	2,000,000	$(132,073,447)	$(1,273,447)

CDX.NA.IG.45.V1, 12/20/30	Put	05/20/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	500,000	(57,317)	392,683

Total Centrally Cleared Swaptions (premiums received $158,326,500)							$(170,389,533)	$(12,063,033)

Futures contracts outstanding at April 30, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
16,565	2 Year U.S. Treasury Notes	Jun. 2026	$3,431,025,625	$(6,250,087)
49,086	5 Year U.S. Treasury Notes	Jun. 2026	5,293,234,951	(71,872,198)
1,760	10 Year Australian Treasury Bonds	Jun. 2026	135,660,825	(1,435,478)
10,081	10 Year U.S. Treasury Notes	Jun. 2026	1,114,895,594	(8,781,230)
24,601	10 Year U.S. Ultra Treasury Notes	Jun. 2026	2,776,453,607	(61,985,852)
167	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	19,210,219	(31,037)

				(150,355,882)

Short Positions:
2,042	5 Year Euro-Bobl	Jun. 2026	276,686,696	5,895,812
143	10 Year Euro-Bund	Jun. 2026	21,039,413	599,810
2,855	20 Year U.S. Treasury Bonds	Jun. 2026	322,168,906	2,413,749
374	Euro Schatz Index	Jun. 2026	46,418,444	522,002

				9,431,373

				$(140,924,509)

Bond forward contracts outstanding at April 30, 2026:

Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Bond Forward Contracts:
U.S. Treasury Bond
3.625%, 02/15/44	CITI	07/24/26	200,000	$85.62	$171,244,306	$168,240,200	$—	$(3,004,106)
4.500%, 02/15/44	JPM	07/13/26	245,460	$96.56	237,018,795	232,247,379	—	(4,771,416)
4.625%, 05/15/44	CITI	07/14/26	95,175	$98.37	93,620,332	91,352,962	—	(2,267,370)

					$501,883,433	$491,840,541	$—	$(10,042,892)

Forward foreign currency exchange contracts outstanding at April 30, 2026:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/05/26	DB	BRL	669,852	$127,157,378	$135,092,316	$7,934,938	$—
Expiring 05/05/26	DB	BRL	168,382	31,699,000	33,958,384	2,259,384	—
Expiring 05/05/26	RBC	BRL	669,852	127,372,572	135,092,316	7,719,744	—
Chilean Peso,
Expiring 06/17/26	MSI	CLP	31,941,975	34,976,156	35,500,379	524,223	—
Chinese Renminbi,
Expiring 06/17/26	BOA	CNH	1,021,407	149,290,041	150,030,432	740,391	—
Expiring 06/17/26	BOA	CNH	114,923	16,704,000	16,880,559	176,559	—
Expiring 06/17/26	HSBC	CNH	137,518	20,101,000	20,199,470	98,470	—
Expiring 06/17/26	MSI	CNH	510,704	74,370,692	75,015,216	644,524	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Forward foreign currency exchange contracts outstanding at April 30, 2026 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 06/17/26	BOA	COP	119,710,640	$31,699,000	$32,545,409	$846,409	$—
Expiring 06/17/26	JPM	COP	278,146,000	72,839,784	75,618,804	2,779,020	—
Euro,
Expiring 07/22/26	HSBC	EUR	42,335	49,866,474	49,869,068	2,594	—
Indian Rupee,
Expiring 06/17/26	HSBC	INR	1,546,947	16,109,000	16,206,156	97,156	—
Expiring 06/17/26	HSBC	INR	300,141	3,170,571	3,144,344	—	(26,227)
Mexican Peso,
Expiring 06/17/26	BARC	MXN	569,746	32,293,000	32,483,304	190,304	—
Expiring 06/17/26	JPM	MXN	974,442	55,178,838	55,556,514	377,676	—
New Taiwanese Dollar,
Expiring 06/17/26	MSI	TWD	1,060,027	33,352,000	33,494,092	142,092	—
Expiring 06/17/26	SCB	TWD	1,552,614	48,780,000	49,058,568	278,568	—
Philippine Peso,
Expiring 06/17/26	BOA	PHP	1,301,118	21,707,000	21,150,136	—	(556,864)
Expiring 06/17/26	HSBC	PHP	3,143,812	52,163,000	51,103,796	—	(1,059,204)
Singapore Dollar,
Expiring 06/17/26	BOA	SGD	26,423	20,832,000	20,831,041	—	(959)
Expiring 06/17/26	SSB	SGD	207,256	162,044,689	163,393,024	1,348,335	—
South African Rand,
Expiring 06/17/26	CITI	ZAR	776,917	47,649,030	46,470,081	—	(1,178,949)
South Korean Won,
Expiring 06/17/26	MSI	KRW	16,499,126	10,890,886	11,213,661	322,775	—
Expiring 06/17/26	SSB	KRW	32,998,252	21,929,829	22,427,321	497,492	—
Thai Baht,
Expiring 06/17/26	GSI	THB	704,539	21,498,000	21,698,099	200,099	—
Expiring 06/17/26	HSBC	THB	2,487,880	76,245,169	76,620,700	375,531	—
Expiring 06/17/26	SCB	THB	4,975,760	153,060,975	153,241,400	180,425	—

				$1,512,980,084	$1,537,894,590	27,736,709	(2,822,203)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/05/26	CITI	BRL	502,696	$96,425,593	$101,381,006	$—	$(4,955,413)
Expiring 05/05/26	RBC	BRL	201,078	38,834,149	40,552,402	—	(1,718,253)
Expiring 05/05/26	SSB	BRL	301,617	58,038,266	60,828,603	—	(2,790,337)
Expiring 05/05/26	TD	BRL	502,696	96,991,171	101,381,005	—	(4,389,834)
British Pound,
Expiring 07/22/26	UAG	GBP	343,703	466,489,037	467,552,183	—	(1,063,146)
Chilean Peso,
Expiring 06/17/26	CITI	CLP	31,941,975	35,663,457	35,500,379	163,078	—
Chinese Renminbi,
Expiring 06/17/26	BNP	CNH	1,784,551	261,072,236	262,125,677	—	(1,053,441)
Colombian Peso,
Expiring 06/17/26	BOA	COP	182,350,960	48,800,261	49,575,264	—	(775,003)
Expiring 06/17/26	DB	COP	182,350,960	49,222,847	49,575,264	—	(352,417)
Expiring 06/17/26	MSI	COP	33,154,720	8,926,957	9,013,684	—	(86,727)
Euro,
Expiring 07/22/26	BNY	EUR	17,482	20,679,520	20,593,592	85,928	—
Expiring 07/22/26	SSB	EUR	1,204,684	1,427,092,567	1,419,076,326	8,016,241	—
Expiring 07/22/26	TD	EUR	1,222,937	1,447,152,269	1,440,577,483	6,574,786	—
Expiring 07/22/26	UAG	EUR	1,222,937	1,450,188,821	1,440,577,483	9,611,338	—
Indian Rupee,
Expiring 06/17/26	BOA	INR	1,847,088	19,482,000	19,350,500	131,500	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund 125

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Forward foreign currency exchange contracts outstanding at April 30, 2026 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 06/17/26	BARC	MXN	827,111	$46,254,191	$47,156,645	$—	$(902,454)
Expiring 06/17/26	JPM	MXN	367,040	20,159,000	20,926,289	—	(767,289)
Expiring 06/17/26	MSI	MXN	350,037	19,597,000	19,956,883	—	(359,883)
New Taiwanese Dollar,
Expiring 06/17/26	BNP	TWD	924,908	29,103,460	29,224,693	—	(121,233)
Expiring 06/17/26	CITI	TWD	1,125,155	35,076,688	35,551,978	—	(475,290)
Expiring 06/17/26	HSBC	TWD	562,577	17,509,414	17,775,989	—	(266,575)
Philippine Peso,
Expiring 06/17/26	HSBC	PHP	4,444,929	73,326,890	72,253,932	1,072,958	—
Singapore Dollar,
Expiring 06/17/26	MSI	SGD	233,680	184,968,253	184,224,066	744,187	—
South African Rand,
Expiring 06/17/26	BOA	ZAR	536,591	31,750,000	32,095,330	—	(345,330)
Expiring 06/17/26	SCB	ZAR	272,454	16,257,000	16,296,392	—	(39,392)
South Korean Won,
Expiring 06/17/26	CITI	KRW	49,497,378	33,568,241	33,640,982	—	(72,741)
Thai Baht,
Expiring 06/17/26	HSBC	THB	6,629,933	211,369,877	204,185,954	7,183,923	—
Expiring 06/17/26	HSBC	THB	1,538,245	48,591,000	47,374,245	1,216,755	—

				$6,292,590,165	$6,278,324,229	34,800,694	(20,534,758)

						$62,537,403	$(23,356,961)

Credit default swap agreements outstanding at April 30, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Emirate of Abu Dhabi (D01)	06/20/26	1.000%(Q)	800	$(1,817)	$26	$(1,843)	BOA
Federation of Malaysia (D01)	06/20/26	1.000%(Q)	1,600	(3,876)	51	(3,927)	BOA
Federative Republic of Brazil (D01)	06/20/26	1.000%(Q)	4,800	(9,547)	154	(9,701)	BOA
Kingdom of Saudi Arabia (D01)	06/20/26	1.000%(Q)	800	(1,791)	26	(1,817)	BOA
People’s Republic of China (D01)	06/20/26	1.000%(Q)	4,800	(10,454)	154	(10,608)	BOA
Republic of Argentina (D01)	06/20/26	1.000%(Q)	800	(728)	26	(754)	BOA
Republic of Chile (D01)	06/20/26	1.000%(Q)	800	(1,881)	26	(1,907)	BOA
Republic of Colombia (D01)	06/20/26	1.000%(Q)	2,000	(3,316)	64	(3,380)	BOA
Republic of Indonesia (D01)	06/20/26	1.000%(Q)	3,600	(7,425)	115	(7,540)	BOA
Republic of Panama (D01)	06/20/26	1.000%(Q)	800	(1,646)	26	(1,672)	BOA
Republic of Peru (D01)	06/20/26	1.000%(Q)	800	(1,793)	26	(1,819)	BOA
Republic of Philippines (D01)	06/20/26	1.000%(Q)	800	(1,639)	26	(1,665)	BOA
Republic of South Africa (D01)	06/20/26	1.000%(Q)	4,000	(8,084)	128	(8,212)	BOA
Republic of Turkey (D01)	06/20/26	1.000%(Q)	4,800	(7,725)	154	(7,879)	BOA
State of Qatar (D01)	06/20/26	1.000%(Q)	800	(1,883)	26	(1,909)	BOA
United Mexican States (D01)	06/20/26	1.000%(Q)	4,800	(10,581)	154	(10,735)	BOA
Emirate of Abu Dhabi (D02)	06/20/26	1.000%(Q)	100	(227)	4	(231)	BOA
Federation of Malaysia (D02)	06/20/26	1.000%(Q)	200	(485)	8	(493)	BOA
Federative Republic of Brazil (D02)	06/20/26	1.000%(Q)	600	(1,193)	25	(1,218)	BOA
Kingdom of Saudi Arabia (D02)	06/20/26	1.000%(Q)	100	(224)	4	(228)	BOA

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
People’s Republic of China (D02)	06/20/26	1.000%(Q)	600	$(1,306)	$25	$(1,331)	BOA
Republic of Argentina (D02)	06/20/26	1.000%(Q)	100	(91)	4	(95)	BOA
Republic of Chile (D02)	06/20/26	1.000%(Q)	100	(235)	4	(239)	BOA
Republic of Colombia (D02)	06/20/26	1.000%(Q)	250	(415)	10	(425)	BOA
Republic of Indonesia (D02)	06/20/26	1.000%(Q)	450	(929)	18	(947)	BOA
Republic of Panama (D02)	06/20/26	1.000%(Q)	100	(206)	4	(210)	BOA
Republic of Peru (D02)	06/20/26	1.000%(Q)	100	(224)	4	(228)	BOA
Republic of Philippines (D02)	06/20/26	1.000%(Q)	100	(205)	4	(209)	BOA
Republic of South Africa (D02)	06/20/26	1.000%(Q)	500	(1,011)	20	(1,031)	BOA
Republic of Turkey (D02)	06/20/26	1.000%(Q)	600	(965)	25	(990)	BOA
State of Qatar (D02)	06/20/26	1.000%(Q)	100	(235)	4	(239)	BOA
United Mexican States (D02)	06/20/26	1.000%(Q)	600	(1,322)	25	(1,347)	BOA
Arab Republic of Egypt (D10)	12/20/30	1.000%(Q)	8,000	726,557	197	726,360	DB
Dominican Republic (D10)	12/20/30	1.000%(Q)	8,000	136,405	197	136,208	DB
Emirate of Abu Dhabi (D10)	12/20/30	1.000%(Q)	8,000	(214,292)	197	(214,489)	DB
Federal Republic of Nigeria (D10)	12/20/30	1.000%(Q)	8,000	536,046	197	535,849	DB
Federation of Malaysia (D10)	12/20/30	1.000%(Q)	8,000	(228,467)	197	(228,664)	DB
Federative Republic of Brazil (D10)	12/20/30	1.000%(Q)	36,000	125,057	885	124,172	DB
Kingdom of Bahrain (D10)	12/20/30	1.000%(Q)	8,000	491,492	197	491,295	DB
Kingdom of Morocco (D10)	12/20/30	1.000%(Q)	8,000	(107,214)	197	(107,411)	DB
Kingdom of Saudi Arabia (D10)	12/20/30	1.000%(Q)	36,000	(601,091)	885	(601,976)	DB
People’s Republic of China (D10)	12/20/30	1.000%(Q)	36,000	(921,199)	885	(922,084)	DB
Republic of Argentina (D10)	12/20/30	1.000%(Q)	8,000	1,403,987	197	1,403,790	DB
Republic of Chile (D10)	12/20/30	1.000%(Q)	16,000	(421,509)	393	(421,902)	DB
Republic of Colombia (D10)	12/20/30	1.000%(Q)	24,000	858,065	590	857,475	DB
Republic of Indonesia (D10)	12/20/30	1.000%(Q)	28,000	(187,327)	688	(188,015)	DB
Republic of Ivory Coast (D10)	12/20/30	1.000%(Q)	8,000	538,673	197	538,476	DB
Republic of Panama (D10)	12/20/30	1.000%(Q)	12,000	(92,055)	295	(92,350)	DB
Republic of Peru (D10)	12/20/30	1.000%(Q)	12,000	(190,748)	295	(191,043)	DB
Republic of Philippines (D10)	12/20/30	1.000%(Q)	12,000	(149,721)	295	(150,016)	DB
Republic of South Africa (D10)	12/20/30	1.000%(Q)	36,000	636,102	885	635,217	DB
Republic of Turkey (D10)	12/20/30	1.000%(Q)	36,000	1,904,044	885	1,903,159	DB
Sultanate of Oman (D10)	12/20/30	1.000%(Q)	8,000	(122,250)	197	(122,447)	DB
United Mexican States (D10)	12/20/30	1.000%(Q)	36,000	(328,154)	885	(329,039)	DB
Arab Republic of Egypt (D11)	12/20/30	1.000%(Q)	2,000	181,639	395	181,244	BOA
Dominican Republic (D11)	12/20/30	1.000%(Q)	2,000	34,101	395	33,706	BOA
Emirate of Abu Dhabi (D11)	12/20/30	1.000%(Q)	2,000	(53,573)	395	(53,968)	BOA
Federal Republic of Nigeria (D11)	12/20/30	1.000%(Q)	2,000	134,012	395	133,617	BOA
Federation of Malaysia (D11)	12/20/30	1.000%(Q)	2,000	(57,117)	395	(57,512)	BOA
Federative Republic of Brazil (D11)	12/20/30	1.000%(Q)	9,000	31,265	1,777	29,488	BOA
Kingdom of Bahrain (D11)	12/20/30	1.000%(Q)	2,000	122,873	395	122,478	BOA
Kingdom of Morocco (D11)	12/20/30	1.000%(Q)	2,000	(26,803)	395	(27,198)	BOA
Kingdom of Saudi Arabia (D11)	12/20/30	1.000%(Q)	9,000	(150,272)	1,777	(152,049)	BOA
People’s Republic of China (D11)	12/20/30	1.000%(Q)	9,000	(230,299)	1,777	(232,076)	BOA
Republic of Argentina (D11)	12/20/30	1.000%(Q)	2,000	350,997	395	350,602	BOA
Republic of Chile (D11)	12/20/30	1.000%(Q)	4,000	(105,377)	790	(106,167)	BOA

See Notes to Financial Statements.

PGIM Total Return Bond Fund 127

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):

Republic of Colombia (D11)	12/20/30	1.000%(Q)	6,000	$214,516	$1,184	$213,332	BOA

Republic of Indonesia (D11)	12/20/30	1.000%(Q)	7,000	(46,832)	1,382	(48,214)	BOA

Republic of Ivory Coast (D11)	12/20/30	1.000%(Q)	2,000	134,668	395	134,273	BOA

Republic of Panama (D11)	12/20/30	1.000%(Q)	3,000	(23,014)	592	(23,606)	BOA

Republic of Peru (D11)	12/20/30	1.000%(Q)	3,000	(47,687)	592	(48,279)	BOA

Republic of Philippines (D11)	12/20/30	1.000%(Q)	3,000	(37,430)	592	(38,022)	BOA

Republic of South Africa (D11)	12/20/30	1.000%(Q)	9,000	159,026	1,777	157,249	BOA

Republic of Turkey (D11)	12/20/30	1.000%(Q)	9,000	476,011	1,777	474,234	BOA

Sultanate of Oman (D11)	12/20/30	1.000%(Q)	2,000	(30,562)	395	(30,957)	BOA

United Mexican States (D11)	12/20/30	1.000%(Q)	9,000	(82,038)	1,777	(83,815)	BOA

Arab Republic of Egypt (D12)	12/20/30	1.000%(Q)	2,000	181,639	544	181,095	BOA

Dominican Republic (D12)	12/20/30	1.000%(Q)	2,000	34,102	544	33,558	BOA

Emirate of Abu Dhabi (D12)	12/20/30	1.000%(Q)	2,000	(53,573)	544	(54,117)	BOA

Federal Republic of Nigeria (D12)	12/20/30	1.000%(Q)	2,000	134,012	544	133,468	BOA

Federation of Malaysia (D12)	12/20/30	1.000%(Q)	2,000	(57,116)	544	(57,660)	BOA

Federative Republic of Brazil (D12)	12/20/30	1.000%(Q)	9,000	31,265	2,447	28,818	BOA

Kingdom of Bahrain (D12)	12/20/30	1.000%(Q)	2,000	122,873	544	122,329	BOA

Kingdom of Morocco (D12)	12/20/30	1.000%(Q)	2,000	(26,803)	544	(27,347)	BOA

Kingdom of Saudi Arabia (D12)	12/20/30	1.000%(Q)	9,000	(150,272)	2,447	(152,719)	BOA

People’s Republic of China (D12)	12/20/30	1.000%(Q)	9,000	(230,299)	2,447	(232,746)	BOA

Republic of Argentina (D12)	12/20/30	1.000%(Q)	2,000	350,997	544	350,453	BOA

Republic of Chile (D12)	12/20/30	1.000%(Q)	4,000	(105,378)	1,087	(106,465)	BOA

Republic of Colombia (D12)	12/20/30	1.000%(Q)	6,000	214,516	1,631	212,885	BOA

Republic of Indonesia (D12)	12/20/30	1.000%(Q)	7,000	(46,832)	1,903	(48,735)	BOA

Republic of Ivory Coast (D12)	12/20/30	1.000%(Q)	2,000	134,668	544	134,124	BOA

Republic of Panama (D12)	12/20/30	1.000%(Q)	3,000	(23,013)	816	(23,829)	BOA

Republic of Peru (D12)	12/20/30	1.000%(Q)	3,000	(47,686)	816	(48,502)	BOA

Republic of Philippines (D12)	12/20/30	1.000%(Q)	3,000	(37,430)	816	(38,246)	BOA

Republic of South Africa (D12)	12/20/30	1.000%(Q)	9,000	159,026	2,447	156,579	BOA

Republic of Turkey (D12)	12/20/30	1.000%(Q)	9,000	476,011	2,447	473,564	BOA

Sultanate of Oman (D12)	12/20/30	1.000%(Q)	2,000	(30,562)	544	(31,106)	BOA

United Mexican States (D12)	12/20/30	1.000%(Q)	9,000	(82,038)	2,447	(84,485)	BOA

Arab Republic of Egypt (D13)	12/20/30	1.000%(Q)	4,000	363,278	2,793	360,485	BOA

Dominican Republic (D13)	12/20/30	1.000%(Q)	4,000	68,203	2,793	65,410	BOA

Emirate of Abu Dhabi (D13)	12/20/30	1.000%(Q)	4,000	(107,146)	2,793	(109,939)	BOA

Federal Republic of Nigeria (D13)	12/20/30	1.000%(Q)	4,000	268,023	2,793	265,230	BOA

Federation of Malaysia (D13)	12/20/30	1.000%(Q)	4,000	(114,233)	2,793	(117,026)	BOA

Federative Republic of Brazil (D13)	12/20/30	1.000%(Q)	18,000	62,528	12,568	49,960	BOA

Kingdom of Bahrain (D13)	12/20/30	1.000%(Q)	4,000	245,746	2,793	242,953	BOA

Kingdom of Morocco (D13)	12/20/30	1.000%(Q)	4,000	(53,607)	2,793	(56,400)	BOA

Kingdom of Saudi Arabia (D13)	12/20/30	1.000%(Q)	18,000	(300,546)	12,568	(313,114)	BOA

People’s Republic of China (D13)	12/20/30	1.000%(Q)	18,000	(460,600)	12,568	(473,168)	BOA

Republic of Argentina (D13)	12/20/30	1.000%(Q)	4,000	701,993	2,793	699,200	BOA

Republic of Chile (D13)	12/20/30	1.000%(Q)	8,000	(210,754)	5,586	(216,340)	BOA

Republic of Colombia (D13)	12/20/30	1.000%(Q)	12,000	429,033	8,379	420,654	BOA

Republic of Indonesia (D13)	12/20/30	1.000%(Q)	14,000	(93,664)	9,775	(103,439)	BOA

Republic of Ivory Coast (D13)	12/20/30	1.000%(Q)	4,000	269,336	2,793	266,543	BOA

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Panama (D13)	12/20/30	1.000%(Q)	6,000	$(46,028)	$4,189	$(50,217)	BOA
Republic of Peru (D13)	12/20/30	1.000%(Q)	6,000	(95,374)	4,189	(99,563)	BOA
Republic of Philippines (D13)	12/20/30	1.000%(Q)	6,000	(74,861)	4,189	(79,050)	BOA
Republic of South Africa (D13)	12/20/30	1.000%(Q)	18,000	318,051	12,568	305,483	BOA
Republic of Turkey (D13)	12/20/30	1.000%(Q)	18,000	952,022	12,568	939,454	BOA
Sultanate of Oman (D13)	12/20/30	1.000%(Q)	4,000	(61,125)	2,793	(63,918)	BOA
United Mexican States (D13)	12/20/30	1.000%(Q)	18,000	(164,077)	12,568	(176,645)	BOA
Arab Republic of Egypt (D14)	12/20/30	1.000%(Q)	4,000	363,278	2,894	360,384	BOA
Dominican Republic (D14)	12/20/30	1.000%(Q)	4,000	68,202	2,894	65,308	BOA
Emirate of Abu Dhabi (D14)	12/20/30	1.000%(Q)	4,000	(107,146)	2,894	(110,040)	BOA
Federal Republic of Nigeria (D14)	12/20/30	1.000%(Q)	4,000	268,023	2,894	265,129	BOA
Federation of Malaysia (D14)	12/20/30	1.000%(Q)	4,000	(114,234)	2,894	(117,128)	BOA
Federative Republic of Brazil (D14)	12/20/30	1.000%(Q)	18,000	62,529	13,024	49,505	BOA
Kingdom of Bahrain (D14)	12/20/30	1.000%(Q)	4,000	245,746	2,894	242,852	BOA
Kingdom of Morocco (D14)	12/20/30	1.000%(Q)	4,000	(53,607)	2,894	(56,501)	BOA
Kingdom of Saudi Arabia (D14)	12/20/30	1.000%(Q)	18,000	(300,545)	13,024	(313,569)	BOA
People’s Republic of China (D14)	12/20/30	1.000%(Q)	18,000	(460,599)	13,024	(473,623)	BOA
Republic of Argentina (D14)	12/20/30	1.000%(Q)	4,000	701,993	2,894	699,099	BOA
Republic of Chile (D14)	12/20/30	1.000%(Q)	8,000	(210,755)	5,788	(216,543)	BOA
Republic of Colombia (D14)	12/20/30	1.000%(Q)	12,000	429,033	8,683	420,350	BOA
Republic of Indonesia (D14)	12/20/30	1.000%(Q)	14,000	(93,663)	10,130	(103,793)	BOA
Republic of Ivory Coast (D14)	12/20/30	1.000%(Q)	4,000	269,336	2,894	266,442	BOA
Republic of Panama (D14)	12/20/30	1.000%(Q)	6,000	(46,028)	4,341	(50,369)	BOA
Republic of Peru (D14)	12/20/30	1.000%(Q)	6,000	(95,374)	4,341	(99,715)	BOA
Republic of Philippines (D14)	12/20/30	1.000%(Q)	6,000	(74,861)	4,341	(79,202)	BOA
Republic of South Africa (D14)	12/20/30	1.000%(Q)	18,000	318,051	13,024	305,027	BOA
Republic of Turkey (D14)	12/20/30	1.000%(Q)	18,000	952,022	13,024	938,998	BOA
Sultanate of Oman (D14)	12/20/30	1.000%(Q)	4,000	(61,126)	2,894	(64,020)	BOA
United Mexican States (D14)	12/20/30	1.000%(Q)	18,000	(164,077)	13,024	(177,101)	BOA
Arab Republic of Egypt (D15)	12/20/30	1.000%(Q)	5,000	454,097	3,744	450,353	DB
Dominican Republic (D15)	12/20/30	1.000%(Q)	5,000	85,253	3,744	81,509	DB
Emirate of Abu Dhabi (D15)	12/20/30	1.000%(Q)	5,000	(133,933)	3,744	(137,677)	DB
Federal Republic of Nigeria (D15)	12/20/30	1.000%(Q)	5,000	335,028	3,744	331,284	DB
Federation of Malaysia (D15)	12/20/30	1.000%(Q)	5,000	(142,792)	3,744	(146,536)	DB
Federative Republic of Brazil (D15)	12/20/30	1.000%(Q)	22,500	78,160	16,850	61,310	DB
Kingdom of Bahrain (D15)	12/20/30	1.000%(Q)	5,000	307,182	3,744	303,438	DB
Kingdom of Morocco (D15)	12/20/30	1.000%(Q)	5,000	(67,009)	3,744	(70,753)	DB
Kingdom of Saudi Arabia (D15)	12/20/30	1.000%(Q)	22,500	(375,682)	16,850	(392,532)	DB
People’s Republic of China (D15)	12/20/30	1.000%(Q)	22,500	(575,750)	16,850	(592,600)	DB
Republic of Argentina (D15)	12/20/30	1.000%(Q)	5,000	877,491	3,744	873,747	DB
Republic of Chile (D15)	12/20/30	1.000%(Q)	10,000	(263,443)	7,489	(270,932)	DB
Republic of Colombia (D15)	12/20/30	1.000%(Q)	15,000	536,290	11,233	525,057	DB
Republic of Indonesia (D15)	12/20/30	1.000%(Q)	17,500	(117,079)	13,106	(130,185)	DB
Republic of Ivory Coast (D15)	12/20/30	1.000%(Q)	5,000	336,670	3,744	332,926	DB
Republic of Panama (D15)	12/20/30	1.000%(Q)	7,500	(57,534)	5,617	(63,151)	DB
Republic of Peru (D15)	12/20/30	1.000%(Q)	7,500	(119,217)	5,617	(124,834)	DB
Republic of Philippines (D15)	12/20/30	1.000%(Q)	7,500	(93,575)	5,617	(99,192)	DB

See Notes to Financial Statements.

PGIM Total Return Bond Fund  129

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of South Africa (D15)	12/20/30	1.000%(Q)	22,500	$397,563	$16,850	$380,713	DB
Republic of Turkey (D15)	12/20/30	1.000%(Q)	22,500	1,190,027	16,850	1,173,177	DB
Sultanate of Oman (D15)	12/20/30	1.000%(Q)	5,000	(76,407)	3,744	(80,151)	DB
United Mexican States (D15)	12/20/30	1.000%(Q)	22,500	(205,096)	16,850	(221,946)	DB
Arab Republic of Egypt (D16)	06/20/31	1.000%(Q)	2,000	206,526	601	205,925	CITI
Dominican Republic (D16)	06/20/31	1.000%(Q)	2,000	47,858	601	47,257	CITI
Federal Republic of Nigeria (D16)	06/20/31	1.000%(Q)	2,000	157,027	601	156,426	CITI
Federation of Malaysia (D16)	06/20/31	1.000%(Q)	2,000	(59,403)	601	(60,004)	CITI
Federative Republic of Brazil (D16)	06/20/31	1.000%(Q)	7,000	58,296	2,104	56,192	CITI
Islamic Republic of Pakistan (D16)	06/20/31	1.000%(Q)	2,000	279,026	601	278,425	CITI
Kingdom of Bahrain (D16)	06/20/31	1.000%(Q)	2,000	138,107	601	137,506	CITI
Kingdom of Morocco (D16)	06/20/31	1.000%(Q)	2,000	(22,123)	601	(22,724)	CITI
Kingdom of Saudi Arabia (D16)	06/20/31	1.000%(Q)	7,000	(113,166)	2,104	(115,270)	CITI
Oriental Republic of Uruguay (D16)	06/20/31	1.000%(Q)	2,000	(43,615)	601	(44,216)	CITI
People’s Republic of China (D16)	06/20/31	1.000%(Q)	7,000	(188,225)	2,104	(190,329)	CITI
Republic of Angola (D16)	06/20/31	1.000%(Q)	2,000	262,465	601	261,864	CITI
Republic of Argentina (D16)	06/20/31	1.000%(Q)	2,000	382,152	601	381,551	CITI
Republic of Chile (D16)	06/20/31	1.000%(Q)	2,000	(53,817)	601	(54,418)	CITI
Republic of Colombia (D16)	06/20/31	1.000%(Q)	6,000	272,572	1,804	270,768	CITI
Republic of Costa Rica (D16)	06/20/31	1.000%(Q)	2,000	22,799	601	22,198	CITI
Republic of Ecuador (D16)	06/20/31	1.000%(Q)	2,000	253,515	601	252,914	CITI
Republic of El Salvador (D16)	06/20/31	1.000%(Q)	2,000	180,081	601	179,480	CITI
Republic of Guatemala (D16)	06/20/31	1.000%(Q)	2,000	17,420	601	16,819	CITI
Republic of Indonesia (D16)	06/20/31	1.000%(Q)	7,000	(33,552)	2,104	(35,656)	CITI
Republic of Ivory Coast (D16)	06/20/31	1.000%(Q)	2,000	157,607	601	157,006	CITI
Republic of Kazakhstan (D16)	06/20/31	1.000%(Q)	2,000	(20,882)	601	(21,483)	CITI
Republic of Kenya (D16)	06/20/31	1.000%(Q)	2,000	296,627	601	296,026	CITI
Republic of Panama (D16)	06/20/31	1.000%(Q)	3,000	(13,411)	902	(14,313)	CITI
Republic of Peru (D16)	06/20/31	1.000%(Q)	2,000	(29,404)	601	(30,005)	CITI
Republic of Philippines (D16)	06/20/31	1.000%(Q)	2,000	(22,243)	601	(22,844)	CITI
Republic of South Africa (D16)	06/20/31	1.000%(Q)	7,000	174,791	2,104	172,687	CITI
Republic of Turkey (D16)	06/20/31	1.000%(Q)	7,000	447,189	2,104	445,085	CITI
Sultanate of Oman (D16)	06/20/31	1.000%(Q)	2,000	(27,067)	601	(27,668)	CITI
United Mexican States (D16)	06/20/31	1.000%(Q)	7,000	(46,246)	2,104	(48,350)	CITI
Arab Republic of Egypt (D17)	06/20/31	1.000%(Q)	4,000	413,051	3,874	409,177	DB
Dominican Republic (D17)	06/20/31	1.000%(Q)	4,000	95,716	3,874	91,842	DB
Federal Republic of Nigeria (D17)	06/20/31	1.000%(Q)	4,000	314,054	3,874	310,180	DB
Federation of Malaysia (D17)	06/20/31	1.000%(Q)	4,000	(118,806)	3,874	(122,680)	DB
Federative Republic of Brazil (D17)	06/20/31	1.000%(Q)	14,000	116,593	13,561	103,032	DB
Islamic Republic of Pakistan (D17)	06/20/31	1.000%(Q)	4,000	558,053	3,874	554,179	DB
Kingdom of Bahrain (D17)	06/20/31	1.000%(Q)	4,000	276,214	3,874	272,340	DB
Kingdom of Morocco (D17)	06/20/31	1.000%(Q)	4,000	(44,246)	3,874	(48,120)	DB
Kingdom of Saudi Arabia (D17)	06/20/31	1.000%(Q)	14,000	(226,330)	13,561	(239,891)	DB
Oriental Republic of Uruguay (D17)	06/20/31	1.000%(Q)	4,000	(87,230)	3,874	(91,104)	DB

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
People’s Republic of China (D17)	06/20/31	1.000%(Q)	14,000	$(376,449)	$13,561	$(390,010)	DB
Republic of Angola (D17)	06/20/31	1.000%(Q)	4,000	524,931	3,874	521,057	DB
Republic of Argentina (D17)	06/20/31	1.000%(Q)	4,000	764,303	3,874	760,429	DB
Republic of Chile (D17)	06/20/31	1.000%(Q)	4,000	(107,634)	3,874	(111,508)	DB
Republic of Colombia (D17)	06/20/31	1.000%(Q)	12,000	545,142	11,623	533,519	DB
Republic of Costa Rica (D17)	06/20/31	1.000%(Q)	4,000	45,598	3,874	41,724	DB
Republic of Ecuador (D17)	06/20/31	1.000%(Q)	4,000	507,031	3,874	503,157	DB
Republic of El Salvador (D17)	06/20/31	1.000%(Q)	4,000	360,161	3,874	356,287	DB
Republic of Guatemala (D17)	06/20/31	1.000%(Q)	4,000	34,839	3,874	30,965	DB
Republic of Indonesia (D17)	06/20/31	1.000%(Q)	14,000	(67,104)	13,561	(80,665)	DB
Republic of Ivory Coast (D17)	06/20/31	1.000%(Q)	4,000	315,213	3,874	311,339	DB
Republic of Kazakhstan (D17)	06/20/31	1.000%(Q)	4,000	(41,765)	3,874	(45,639)	DB
Republic of Kenya (D17)	06/20/31	1.000%(Q)	4,000	593,253	3,874	589,379	DB
Republic of Panama (D17)	06/20/31	1.000%(Q)	6,000	(26,823)	5,812	(32,635)	DB
Republic of Peru (D17)	06/20/31	1.000%(Q)	4,000	(58,807)	3,874	(62,681)	DB
Republic of Philippines (D17)	06/20/31	1.000%(Q)	4,000	(44,486)	3,874	(48,360)	DB
Republic of South Africa (D17)	06/20/31	1.000%(Q)	14,000	349,583	13,561	336,022	DB
Republic of Turkey (D17)	06/20/31	1.000%(Q)	14,000	894,379	13,561	880,818	DB
Sultanate of Oman (D17)	06/20/31	1.000%(Q)	4,000	(54,135)	3,874	(58,009)	DB
United Mexican States (D17)	06/20/31	1.000%(Q)	14,000	(92,492)	13,561	(106,053)	DB
Arab Republic of Egypt (D18)	06/20/31	1.000%(Q)	2,000	206,526	327	206,199	DB
Dominican Republic (D18)	06/20/31	1.000%(Q)	2,000	47,858	327	47,531	DB
Federal Republic of Nigeria (D18)	06/20/31	1.000%(Q)	2,000	157,027	327	156,700	DB
Federation of Malaysia (D18)	06/20/31	1.000%(Q)	2,000	(59,403)	327	(59,730)	DB
Federative Republic of Brazil (D18)	06/20/31	1.000%(Q)	7,000	58,297	1,145	57,152	DB
Islamic Republic of Pakistan (D18)	06/20/31	1.000%(Q)	2,000	279,026	327	278,699	DB
Kingdom of Bahrain (D18)	06/20/31	1.000%(Q)	2,000	138,107	327	137,780	DB
Kingdom of Morocco (D18)	06/20/31	1.000%(Q)	2,000	(22,123)	327	(22,450)	DB
Kingdom of Saudi Arabia (D18)	06/20/31	1.000%(Q)	7,000	(113,165)	1,145	(114,310)	DB
Oriental Republic of Uruguay (D18)	06/20/31	1.000%(Q)	2,000	(43,615)	327	(43,942)	DB
People’s Republic of China (D18)	06/20/31	1.000%(Q)	7,000	(188,225)	1,145	(189,370)	DB
Republic of Angola (D18)	06/20/31	1.000%(Q)	2,000	262,465	327	262,138	DB
Republic of Argentina (D18)	06/20/31	1.000%(Q)	2,000	382,152	327	381,825	DB
Republic of Chile (D18)	06/20/31	1.000%(Q)	2,000	(53,817)	327	(54,144)	DB
Republic of Colombia (D18)	06/20/31	1.000%(Q)	6,000	272,571	981	271,590	DB
Republic of Costa Rica (D18)	06/20/31	1.000%(Q)	2,000	22,799	327	22,472	DB
Republic of Ecuador (D18)	06/20/31	1.000%(Q)	2,000	253,516	327	253,189	DB
Republic of El Salvador (D18)	06/20/31	1.000%(Q)	2,000	180,081	327	179,754	DB
Republic of Guatemala (D18)	06/20/31	1.000%(Q)	2,000	17,420	327	17,093	DB
Republic of Indonesia (D18)	06/20/31	1.000%(Q)	7,000	(33,552)	1,145	(34,697)	DB
Republic of Ivory Coast (D18)	06/20/31	1.000%(Q)	2,000	157,607	327	157,280	DB
Republic of Kazakhstan (D18)	06/20/31	1.000%(Q)	2,000	(20,882)	327	(21,209)	DB
Republic of Kenya (D18)	06/20/31	1.000%(Q)	2,000	296,627	327	296,300	DB
Republic of Panama (D18)	06/20/31	1.000%(Q)	3,000	(13,411)	491	(13,902)	DB
Republic of Peru (D18)	06/20/31	1.000%(Q)	2,000	(29,403)	327	(29,730)	DB
Republic of Philippines (D18)	06/20/31	1.000%(Q)	2,000	(22,243)	327	(22,570)	DB
Republic of South Africa (D18)	06/20/31	1.000%(Q)	7,000	174,792	1,145	173,647	DB
Republic of Turkey (D18)	06/20/31	1.000%(Q)	7,000	447,190	1,145	446,045	DB

See Notes to Financial Statements.

PGIM Total Return Bond Fund  131

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Sultanate of Oman (D18)	06/20/31	1.000%(Q)	2,000	$(27,067)	$327	$(27,394)	DB
United Mexican States (D18)	06/20/31	1.000%(Q)	7,000	(46,246)	1,145	(47,391)	DB

				$22,491,413	$769,838	$21,721,575

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Emirate of Abu Dhabi (D03)	12/20/26	1.000%(Q)	500	0.204%	$3,123	$(131)	$3,254	BOA
Federation of Malaysia (D03)	12/20/26	1.000%(Q)	1,000	0.113%	6,833	(262)	7,095	BOA
Federative Republic of Brazil (D03)	12/20/26	1.000%(Q)	3,000	0.439%	14,236	(786)	15,022	BOA
Kingdom of Saudi Arabia (D03)	12/20/26	1.000%(Q)	500	0.235%	3,026	(131)	3,157	BOA
People’s Republic of China (D03)	12/20/26	1.000%(Q)	3,000	0.287%	17,154	(786)	17,940	BOA
Republic of Argentina (D03)	12/20/26	1.000%(Q)	500	1.438%	(807)	(131)	(676)	BOA
Republic of Chile (D03)	12/20/26	1.000%(Q)	500	0.159%	3,269	(131)	3,400	BOA
Republic of Colombia (D03)	12/20/26	1.000%(Q)	1,250	0.707%	3,788	(327)	4,115	BOA
Republic of Indonesia (D03)	12/20/26	1.000%(Q)	2,250	0.354%	11,894	(589)	12,483	BOA
Republic of Panama (D03)	12/20/26	1.000%(Q)	500	0.384%	2,548	(131)	2,679	BOA
Republic of Peru (D03)	12/20/26	1.000%(Q)	500	0.248%	2,982	(131)	3,113	BOA
Republic of Philippines (D03)	12/20/26	1.000%(Q)	500	0.348%	2,663	(131)	2,794	BOA
Republic of South Africa (D03)	12/20/26	1.000%(Q)	2,750	0.420%	13,378	(720)	14,098	BOA
Republic of Turkey (D03)	12/20/26	1.000%(Q)	3,000	0.794%	7,432	(786)	8,218	BOA
State of Qatar (D03)	12/20/26	1.000%(Q)	500	0.152%	3,291	(131)	3,422	BOA
United Mexican States (D03)	12/20/26	1.000%(Q)	2,750	0.275%	15,926	(720)	16,646	BOA
Emirate of Abu Dhabi (D04)	12/20/26	1.000%(Q)	4,000	0.204%	24,985	(1,186)	26,171	CITI
Federation of Malaysia (D04)	12/20/26	1.000%(Q)	8,000	0.113%	54,667	(2,372)	57,039	CITI
Federative Republic of Brazil (D04)	12/20/26	1.000%(Q)	24,000	0.439%	113,889	(7,117)	121,006	CITI
Kingdom of Saudi Arabia (D04)	12/20/26	1.000%(Q)	4,000	0.235%	24,210	(1,186)	25,396	CITI
People’s Republic of China (D04)	12/20/26	1.000%(Q)	24,000	0.287%	137,235	(7,117)	144,352	CITI
Republic of Argentina (D04)	12/20/26	1.000%(Q)	4,000	1.438%	(6,455)	(1,186)	(5,269)	CITI
Republic of Chile (D04)	12/20/26	1.000%(Q)	4,000	0.159%	26,152	(1,186)	27,338	CITI
Republic of Colombia (D04)	12/20/26	1.000%(Q)	10,000	0.707%	30,304	(2,966)	33,270	CITI
Republic of Indonesia (D04)	12/20/26	1.000%(Q)	18,000	0.354%	95,148	(5,338)	100,486	CITI
Republic of Panama (D04)	12/20/26	1.000%(Q)	4,000	0.384%	20,384	(1,186)	21,570	CITI
Republic of Peru (D04)	12/20/26	1.000%(Q)	4,000	0.248%	23,859	(1,186)	25,045	CITI
Republic of Philippines (D04)	12/20/26	1.000%(Q)	4,000	0.348%	21,306	(1,186)	22,492	CITI
Republic of South Africa (D04)	12/20/26	1.000%(Q)	22,000	0.420%	107,021	(6,524)	113,545	CITI
Republic of Turkey (D04)	12/20/26	1.000%(Q)	24,000	0.794%	59,458	(7,117)	66,575	CITI
State of Qatar (D04)	12/20/26	1.000%(Q)	4,000	0.152%	26,331	(1,186)	27,517	CITI
United Mexican States (D04)	12/20/26	1.000%(Q)	22,000	0.275%	127,407	(6,524)	133,931	CITI
Emirate of Abu Dhabi (D05)	12/20/26	1.000%(Q)	10,000	0.204%	62,461	(2,966)	65,427	BARC
Federation of Malaysia (D05)	12/20/26	1.000%(Q)	20,000	0.113%	136,667	(5,931)	142,598	BARC
Federative Republic of Brazil (D05)	12/20/26	1.000%(Q)	60,000	0.439%	284,722	(17,793)	302,515	BARC
Kingdom of Saudi Arabia (D05)	12/20/26	1.000%(Q)	10,000	0.235%	60,524	(2,966)	63,490	BARC

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D05)	12/20/26	1.000%(Q)	60,000	0.287%	$343,087	$(17,793)	$360,880	BARC
Republic of Argentina (D05)	12/20/26	1.000%(Q)	10,000	1.438%	(16,138)	(2,966)	(13,172)	BARC
Republic of Chile (D05)	12/20/26	1.000%(Q)	10,000	0.159%	65,379	(2,966)	68,345	BARC
Republic of Colombia (D05)	12/20/26	1.000%(Q)	25,000	0.707%	75,761	(7,414)	83,175	BARC
Republic of Indonesia (D05)	12/20/26	1.000%(Q)	45,000	0.354%	237,869	(13,345)	251,214	BARC
Republic of Panama (D05)	12/20/26	1.000%(Q)	10,000	0.384%	50,958	(2,966)	53,924	BARC
Republic of Peru (D05)	12/20/26	1.000%(Q)	10,000	0.248%	59,646	(2,966)	62,612	BARC
Republic of Philippines (D05)	12/20/26	1.000%(Q)	10,000	0.348%	53,263	(2,966)	56,229	BARC
Republic of South Africa (D05)	12/20/26	1.000%(Q)	55,000	0.420%	267,553	(16,310)	283,863	BARC
Republic of Turkey (D05)	12/20/26	1.000%(Q)	60,000	0.794%	148,643	(17,793)	166,436	BARC
State of Qatar (D05)	12/20/26	1.000%(Q)	10,000	0.152%	65,826	(2,966)	68,792	BARC
United Mexican States (D05)	12/20/26	1.000%(Q)	55,000	0.275%	318,517	(16,310)	334,827	BARC
Emirate of Abu Dhabi (D06)	12/20/26	1.000%(Q)	4,000	0.204%	24,985	(241)	25,226	MSI
Federation of Malaysia (D06)	12/20/26	1.000%(Q)	8,000	0.113%	54,667	(482)	55,149	MSI
Federative Republic of Brazil (D06)	12/20/26	1.000%(Q)	24,000	0.439%	113,888	(1,446)	115,334	MSI
Kingdom of Saudi Arabia (D06)	12/20/26	1.000%(Q)	4,000	0.235%	24,210	(241)	24,451	MSI
People’s Republic of China (D06)	12/20/26	1.000%(Q)	24,000	0.287%	137,235	(1,446)	138,681	MSI
Republic of Argentina (D06)	12/20/26	1.000%(Q)	4,000	1.438%	(6,455)	(241)	(6,214)	MSI
Republic of Chile (D06)	12/20/26	1.000%(Q)	4,000	0.159%	26,152	(241)	26,393	MSI
Republic of Colombia (D06)	12/20/26	1.000%(Q)	10,000	0.707%	30,305	(602)	30,907	MSI
Republic of Indonesia (D06)	12/20/26	1.000%(Q)	18,000	0.354%	95,148	(1,084)	96,232	MSI
Republic of Panama (D06)	12/20/26	1.000%(Q)	4,000	0.384%	20,383	(241)	20,624	MSI
Republic of Peru (D06)	12/20/26	1.000%(Q)	4,000	0.248%	23,858	(241)	24,099	MSI
Republic of Philippines (D06)	12/20/26	1.000%(Q)	4,000	0.348%	21,305	(241)	21,546	MSI
Republic of South Africa (D06)	12/20/26	1.000%(Q)	22,000	0.420%	107,021	(1,325)	108,346	MSI
Republic of Turkey (D06)	12/20/26	1.000%(Q)	24,000	0.794%	59,457	(1,446)	60,903	MSI
State of Qatar (D06)	12/20/26	1.000%(Q)	4,000	0.152%	26,331	(241)	26,572	MSI
United Mexican States (D06)	12/20/26	1.000%(Q)	22,000	0.275%	127,407	(1,325)	128,732	MSI
Emirate of Abu Dhabi (D07)	06/20/26	1.000%(Q)	1,500	0.212%	3,407	(23)	3,430	BARC
Federation of Malaysia (D07)	06/20/26	1.000%(Q)	3,000	0.105%	7,267	(46)	7,313	BARC
Federative Republic of Brazil (D07)	06/20/26	1.000%(Q)	9,000	0.413%	17,902	(138)	18,040	BARC
Kingdom of Saudi Arabia (D07)	06/20/26	1.000%(Q)	1,500	0.235%	3,359	(23)	3,382	BARC
People’s Republic of China (D07)	06/20/26	1.000%(Q)	9,000	0.279%	19,603	(138)	19,741	BARC
Republic of Argentina (D07)	06/20/26	1.000%(Q)	1,500	1.182%	1,366	(23)	1,389	BARC
Republic of Chile (D07)	06/20/26	1.000%(Q)	1,500	0.155%	3,528	(23)	3,551	BARC
Republic of Colombia (D07)	06/20/26	1.000%(Q)	3,750	0.649%	6,218	(58)	6,276	BARC
Republic of Indonesia (D07)	06/20/26	1.000%(Q)	6,750	0.361%	13,921	(104)	14,025	BARC
Republic of Panama (D07)	06/20/26	1.000%(Q)	1,500	0.364%	3,087	(23)	3,110	BARC
Republic of Peru (D07)	06/20/26	1.000%(Q)	1,500	0.233%	3,363	(23)	3,386	BARC
Republic of Philippines (D07)	06/20/26	1.000%(Q)	1,500	0.371%	3,073	(23)	3,096	BARC
Republic of South Africa (D07)	06/20/26	1.000%(Q)	7,500	0.391%	15,157	(115)	15,272	BARC
Republic of Turkey (D07)	06/20/26	1.000%(Q)	9,000	0.684%	14,486	(138)	14,624	BARC
State of Qatar (D07)	06/20/26	1.000%(Q)	1,500	0.154%	3,531	(23)	3,554	BARC
United Mexican States (D07)	06/20/26	1.000%(Q)	9,000	0.260%	19,841	(138)	19,979	BARC
Emirate of Abu Dhabi (D08)	12/20/26	1.000%(Q)	300	0.204%	1,873	(22)	1,895	BOA
Federation of Malaysia (D08)	12/20/26	1.000%(Q)	600	0.113%	4,100	(43)	4,143	BOA

See Notes to Financial Statements.

PGIM Total Return Bond Fund  133

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D08)	12/20/26	1.000%(Q)	1,800	0.439%	$8,542	$(129)	$8,671	BOA
Kingdom of Saudi Arabia (D08)	12/20/26	1.000%(Q)	300	0.235%	1,815	(22)	1,837	BOA
People’s Republic of China (D08)	12/20/26	1.000%(Q)	1,800	0.287%	10,293	(129)	10,422	BOA
Republic of Argentina (D08)	12/20/26	1.000%(Q)	300	1.438%	(485)	(22)	(463)	BOA
Republic of Chile (D08)	12/20/26	1.000%(Q)	300	0.159%	1,961	(22)	1,983	BOA
Republic of Colombia (D08)	12/20/26	1.000%(Q)	750	0.707%	2,273	(54)	2,327	BOA
Republic of Indonesia (D08)	12/20/26	1.000%(Q)	1,350	0.354%	7,136	(97)	7,233	BOA
Republic of Panama (D08)	12/20/26	1.000%(Q)	300	0.384%	1,528	(22)	1,550	BOA
Republic of Peru (D08)	12/20/26	1.000%(Q)	300	0.248%	1,789	(22)	1,811	BOA
Republic of Philippines (D08)	12/20/26	1.000%(Q)	300	0.348%	1,597	(22)	1,619	BOA
Republic of South Africa (D08)	12/20/26	1.000%(Q)	1,650	0.420%	8,027	(118)	8,145	BOA
Republic of Turkey (D08)	12/20/26	1.000%(Q)	1,800	0.794%	4,459	(129)	4,588	BOA
State of Qatar (D08)	12/20/26	1.000%(Q)	300	0.152%	1,974	(22)	1,996	BOA
United Mexican States (D08)	12/20/26	1.000%(Q)	1,650	0.275%	9,556	(118)	9,674	BOA
Arab Republic of Egypt (D09)	06/20/27	1.000%(Q)	1,000	2.490%	(15,309)	(571)	(14,738)	BOA
Emirate of Abu Dhabi (D09)	06/20/27	1.000%(Q)	1,000	0.225%	9,872	(571)	10,443	BOA
Federation of Malaysia (D09)	06/20/27	1.000%(Q)	1,500	0.136%	16,329	(856)	17,185	BOA
Federative Republic of Brazil (D09)	06/20/27	1.000%(Q)	6,000	0.489%	41,372	(3,425)	44,797	BOA
Kingdom of Saudi Arabia (D09)	06/20/27	1.000%(Q)	1,000	0.293%	9,109	(571)	9,680	BOA
People’s Republic of China (D09)	06/20/27	1.000%(Q)	6,000	0.324%	52,511	(3,425)	55,936	BOA
Republic of Argentina (D09)	06/20/27	1.000%(Q)	1,000	2.627%	(16,883)	(571)	(16,312)	BOA
Republic of Chile (D09)	06/20/27	1.000%(Q)	1,500	0.193%	15,369	(856)	16,225	BOA
Republic of Colombia (D09)	06/20/27	1.000%(Q)	3,000	0.848%	8,605	(1,712)	10,317	BOA
Republic of Indonesia (D09)	06/20/27	1.000%(Q)	4,500	0.390%	36,037	(2,569)	38,606	BOA
Republic of Panama (D09)	06/20/27	1.000%(Q)	1,000	0.438%	7,479	(571)	8,050	BOA
Republic of Peru (D09)	06/20/27	1.000%(Q)	1,500	0.297%	13,593	(856)	14,449	BOA
Republic of Philippines (D09)	06/20/27	1.000%(Q)	1,000	0.357%	8,380	(571)	8,951	BOA
Republic of South Africa (D09)	06/20/27	1.000%(Q)	6,000	0.508%	40,141	(3,425)	43,566	BOA
Republic of Turkey (D09)	06/20/27	1.000%(Q)	6,000	1.098%	411	(3,425)	3,836	BOA
State of Qatar (D09)	06/20/27	1.000%(Q)	1,000	0.159%	10,626	(571)	11,197	BOA
United Mexican States (D09)	06/20/27	1.000%(Q)	6,000	0.313%	53,285	(3,425)	56,710	BOA
ADLER Real Estate GmbH (D19)	06/20/27	0.500%(Q)	5,682	2.717%	(134,859)	(455)	(134,404)	CITI
ADT Security Corp. (D19)	06/20/27	0.500%(Q)	5,682	0.425%	8,123	(455)	8,578	CITI
Air France-KLM (D19)	06/20/27	0.500%(Q)	5,682	0.473%	5,055	(455)	5,510	CITI
Allwyn Entertainment Financing UK PLC (D19)	06/20/27	0.500%(Q)	5,682	0.777%	(14,318)	(455)	(13,863)	CITI
Ally Financial, Inc. (D19)	06/20/27	0.500%(Q)	5,682	0.468%	5,365	(455)	5,820	CITI
American Airlines Group, Inc. (D19)	06/20/27	0.500%(Q)	5,682	2.059%	(94,765)	(455)	(94,310)	CITI
American Axle & Manufacturing, Inc. (D19)	06/20/27	0.500%(Q)	5,682	1.180%	(39,754)	(455)	(39,299)	CITI
ArcelorMittal SA (D19)	06/20/27	0.500%(Q)	5,682	0.188%	23,235	(455)	23,690	CITI
Avis Budget Group, Inc. (D19)	06/20/27	0.500%(Q)	5,682	1.005%	(28,703)	(455)	(28,248)	CITI
Barclays Bank PLC (D19)	06/20/27	0.500%(Q)	5,682	0.460%	5,849	(455)	6,304	CITI
Bath & Body Works, Inc. (D19)	06/20/27	0.500%(Q)	5,682	0.439%	7,214	(455)	7,669	CITI
Bellis Acquisition Co. PLC (D19)	06/20/27	0.500%(Q)	5,682	2.095%	(97,083)	(455)	(96,628)	CITI
BNP Paribas SA (D19)	06/20/27	0.500%(Q)	5,682	0.250%	19,300	(455)	19,755	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Bombardier, Inc. (D19)	06/20/27	0.500%(Q)	5,682	0.335%	$13,821	$(455)	$14,276	CITI
Boyd Gaming Corp. (D19)	06/20/27	0.500%(Q)	5,682	0.327%	14,352	(455)	14,807	CITI
Carnival Corp. (D19)	06/20/27	0.500%(Q)	5,682	0.337%	13,741	(455)	14,196	CITI
CCO Holdings LLC (D19)	06/20/27	0.500%(Q)	5,682	0.826%	(17,391)	(455)	(16,936)	CITI
Cleveland-Cliffs, Inc. (D19)	06/20/27	0.500%(Q)	5,682	0.636%	(5,335)	(455)	(4,880)	CITI
Cloud Software Group, Inc. (D19)	06/20/27	0.500%(Q)	5,682	1.343%	(49,989)	(455)	(49,534)	CITI
CMA CGM SA (D19)	06/20/27	0.500%(Q)	5,682	0.530%	1,384	(455)	1,839	CITI
Commerzbank AG (D19)	06/20/27	0.500%(Q)	5,682	0.255%	18,938	(455)	19,393	CITI
Constellium SE (D19)	06/20/27	0.500%(Q)	5,682	0.657%	(6,670)	(455)	(6,215)	CITI
CPI Property Group SA (D19)	06/20/27	0.500%(Q)	5,682	1.024%	(29,907)	(455)	(29,452)	CITI
Deutsche Bank AG (D19)	06/20/27	0.500%(Q)	5,682	0.398%	9,826	(455)	10,281	CITI
Deutsche Lufthansa AG (D19)	06/20/27	0.500%(Q)	5,682	0.439%	7,222	(455)	7,677	CITI
Domtar Corp. (D19)	06/20/27	0.500%(Q)	5,682	3.991%	(215,595)	(455)	(215,140)	CITI
Dufry One BV (D19)	06/20/27	0.500%(Q)	5,682	0.545%	431	(455)	886	CITI
DXC Technology Co. (D19)	06/20/27	0.500%(Q)	5,682	0.393%	10,132	(455)	10,587	CITI
Elo SA (D19)	06/20/27	0.500%(Q)	2,841	0.198%	11,301	(227)	11,528	CITI
Fibercop SpA (D19)	06/20/27	0.500%(Q)	5,682	0.461%	5,811	(455)	6,266	CITI
Ford Motor Credit Co. LLC (D19)	06/20/27	0.500%(Q)	5,682	0.643%	(5,812)	(455)	(5,357)	CITI
Forvia SE (D19)	06/20/27	0.500%(Q)	5,682	0.583%	(1,962)	(455)	(1,507)	CITI
General Motors Co. (D19)	06/20/27	0.500%(Q)	5,682	0.321%	14,756	(455)	15,211	CITI
Grifols SA (D19)	06/20/27	0.500%(Q)	5,682	0.654%	(6,492)	(455)	(6,037)	CITI
Hapag-Lloyd AG (D19)	06/20/27	0.500%(Q)	5,682	0.861%	(19,619)	(455)	(19,164)	CITI
HUB International Ltd. (D19)	06/20/27	0.500%(Q)	5,682	0.401%	9,652	(455)	10,107	CITI
Iceland Bondco PLC (D19)	06/20/27	0.500%(Q)	5,682	1.329%	(49,220)	(455)	(48,765)	CITI
Iliad Holding SAS (D19)	06/20/27	0.500%(Q)	5,682	0.646%	(5,958)	(455)	(5,503)	CITI
INEOS Finance PLC (D19)	06/20/27	0.500%(Q)	5,682	2.479%	(120,585)	(455)	(120,130)	CITI
INEOS Quattro Finance 2 PLC (D19)	06/20/27	0.500%(Q)	5,682	3.296%	(169,996)	(455)	(169,541)	CITI
International Game Technology PLC (D19)	06/20/27	0.500%(Q)	5,682	0.356%	12,505	(455)	12,960	CITI
Jaguar Land Rover Automotive PLC (D19)	06/20/27	0.500%(Q)	5,682	0.780%	(14,481)	(455)	(14,026)	CITI
Kaixo Bondco Telecom SA (D19)	06/20/27	0.500%(Q)	5,682	0.230%	20,538	(455)	20,993	CITI
KB Home (D19)	06/20/27	0.500%(Q)	5,682	0.445%	6,795	(455)	7,250	CITI
Kohl’s Corp. (D19)	06/20/27	0.500%(Q)	5,682	2.233%	(105,648)	(455)	(105,193)	CITI
Lanxess AG (D19)	06/20/27	0.500%(Q)	5,682	0.429%	7,846	(455)	8,301	CITI
LifePoint Health, Inc. (D19)	06/20/27	0.500%(Q)	5,682	0.731%	(11,368)	(455)	(10,913)	CITI
Loxam SAS (D19)	06/20/27	0.500%(Q)	5,682	0.793%	(15,323)	(455)	(14,868)	CITI
Murphy Oil Corp. (D19)	06/20/27	0.500%(Q)	5,682	0.370%	11,593	(455)	12,048	CITI
Nabors Industries, Inc. (D19)	06/20/27	0.500%(Q)	5,682	0.630%	(4,947)	(455)	(4,492)	CITI
NCL Corp. Ltd. (D19)	06/20/27	0.500%(Q)	5,682	0.536%	1,011	(455)	1,466	CITI
New Immo Holding SA (D19)	06/20/27	0.500%(Q)	2,841	0.804%	(8,136)	(450)	(7,686)	CITI
Nexi SpA (D19)	06/20/27	0.500%(Q)	5,682	1.021%	(29,699)	(455)	(29,244)	CITI
Nordstrom, Inc. (D19)	06/20/27	0.500%(Q)	5,682	0.393%	10,158	(455)	10,613	CITI
NRG Energy, Inc. (D19)	06/20/27	0.500%(Q)	5,682	0.346%	13,162	(455)	13,617	CITI
OI European Group BV (D19)	06/20/27	0.500%(Q)	5,682	1.473%	(58,317)	(455)	(57,862)	CITI
Olin Corp. (D19)	06/20/27	0.500%(Q)	5,682	0.308%	15,563	(455)	16,018	CITI
OneMain Finance Corp. (D19)	06/20/27	0.500%(Q)	5,682	0.593%	(2,596)	(455)	(2,141)	CITI
Organon & Co. (D19)	06/20/27	0.500%(Q)	5,682	0.284%	17,118	(455)	17,573	CITI
Pachelbel Bidco SpA (D19)	06/20/27	0.500%(Q)	5,682	1.201%	(41,078)	(455)	(40,623)	CITI
Paramount Global (D19)	06/20/27	0.500%(Q)	5,682	0.568%	(1,029)	(455)	(574)	CITI
Pitney Bowes, Inc. (D19)	06/20/27	0.500%(Q)	5,682	0.423%	8,235	(455)	8,690	CITI
Post Holdings, Inc. (D19)	06/20/27	0.500%(Q)	5,682	0.350%	12,871	(455)	13,326	CITI
Renault SA (D19)	06/20/27	0.500%(Q)	5,682	0.289%	16,774	(455)	17,229	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 135

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Rossini Sarl (D19)	06/20/27	0.500%(Q)		5,682	0.572%	$(1,278)	$(455)	$(823)	CITI
Saipem Finance International BV (D19)	06/20/27	0.500%(Q)		5,682	0.278%	17,479	(455)	17,934	CITI
Schaeffler AG (D19)	06/20/27	0.500%(Q)		5,682	0.340%	13,546	(455)	14,001	CITI
Sealed Air Corp. (D19)	06/20/27	0.500%(Q)		5,682	0.372%	11,468	(455)	11,923	CITI
Sirius XM Radio LLC (D19)	06/20/27	0.500%(Q)		5,682	0.475%	4,883	(455)	5,338	CITI
Societe Generale SA (D19)	06/20/27	0.500%(Q)		5,682	0.264%	18,376	(455)	18,831	CITI
Stellantis NV (D19)	06/20/27	0.500%(Q)		5,682	0.356%	12,502	(455)	12,957	CITI
Stena AB (D19)	06/20/27	0.500%(Q)		5,682	0.741%	(11,999)	(455)	(11,544)	CITI
Sunrise HoldCo IV BV (D19)	06/20/27	0.500%(Q)		5,682	0.146%	25,938	(455)	26,393	CITI
TeamSystem SpA (D19)	06/20/27	0.500%(Q)		5,682	1.500%	(59,900)	(455)	(59,445)	CITI
TEGNA, Inc. (D19)	06/20/27	0.500%(Q)		5,682	0.183%	23,550	(455)	24,005	CITI
Telecom Italia SpA (D19)	06/20/27	0.500%(Q)		5,682	0.267%	18,185	(455)	18,640	CITI
Tenet Healthcare Corp. (D19)	06/20/27	0.500%(Q)		5,682	0.310%	15,424	(455)	15,879	CITI
Teva Pharmaceutical Industries Ltd. (D19)	06/20/27	0.500%(Q)		5,682	0.265%	18,327	(455)	18,782	CITI
thyssenkrupp AG (D19)	06/20/27	0.500%(Q)		5,682	0.255%	18,946	(455)	19,401	CITI
TUI AG (D19)	06/20/27	0.500%(Q)		5,682	0.802%	(15,937)	(455)	(15,482)	CITI
United Airlines Holdings, Inc. (D19)	06/20/27	0.500%(Q)		5,682	0.633%	(5,131)	(455)	(4,676)	CITI
United Group BV (D19)	06/20/27	0.500%(Q)		5,682	0.841%	(18,339)	(455)	(17,884)	CITI
Univision Communications, Inc. (D19)	06/20/27	0.500%(Q)		5,682	0.532%	1,246	(455)	1,701	CITI
Valeo SE (D19)	06/20/27	0.500%(Q)		5,682	0.428%	7,908	(455)	8,363	CITI
Virgin Media Finance PLC (D19)	06/20/27	0.500%(Q)		5,682	1.370%	(51,704)	(455)	(51,249)	CITI
Volkswagen AG (D19)	06/20/27	0.500%(Q)		5,682	0.237%	20,130	(455)	20,585	CITI
Volvo Car AB (D19)	06/20/27	0.500%(Q)		5,682	0.413%	8,871	(455)	9,326	CITI
ZF Europe Finance BV (D19)	06/20/27	0.500%(Q)		5,682	1.376%	(52,141)	(455)	(51,686)	CITI
Ziggo Bond Co. BV (D19)	06/20/27	0.500%(Q)		5,682	1.432%	(55,627)	(455)	(55,172)	CITI
ADT Security Corp. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.425%	9,111	(508)	9,619	CITI
Aegon Ltd. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.205%	24,872	(508)	25,380	CITI
Air France-KLM (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.473%	5,658	(508)	6,166	CITI
Ally Financial, Inc. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.468%	6,007	(508)	6,515	CITI
American Axle & Manufacturing, Inc. (D20)	06/20/27	0.500%(Q)	EUR	5,400	1.180%	(44,781)	(508)	(44,273)	CITI
Amkor Technology, Inc. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.243%	22,168	(508)	22,676	CITI
Aramark Services, Inc. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.250%	21,659	(508)	22,167	CITI
Ashland LLC (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.292%	18,636	(508)	19,144	CITI
Avient Corp. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.314%	17,031	(508)	17,539	CITI
Avis Budget Group, Inc. (D20)	06/20/27	0.500%(Q)	EUR	5,400	1.005%	(32,342)	(508)	(31,834)	CITI
Banco Bilbao Vizcaya Argentaria SA (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.210%	24,583	(508)	25,091	CITI
Barclays Bank PLC (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.443%	7,767	(508)	8,275	CITI
Bath & Body Works, Inc. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.439%	8,089	(508)	8,597	CITI
Beazer Homes USA, Inc. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.816%	(18,938)	(508)	(18,430)	CITI
Bombardier, Inc. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.335%	15,526	(508)	16,034	CITI
Boparan Finance PLC (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.701%	(10,686)	(508)	(10,178)	CITI
Boyd Gaming Corp. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.327%	16,123	(508)	16,631	CITI
Caesars Entertainment, Inc. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.857%	(21,829)	(508)	(21,321)	CITI
Carnival Corp. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.337%	15,436	(508)	15,944	CITI
CCO Holdings LLC (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.826%	(19,608)	(508)	(19,100)	CITI
Ceconomy AG (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.503%	3,499	(508)	4,007	CITI
Cleveland-Cliffs, Inc. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.636%	(6,038)	(508)	(5,530)	CITI
CMA CGM SA (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.530%	1,526	(508)	2,034	CITI
Constellium SE (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.657%	(7,541)	(508)	(7,033)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
DaVita, Inc. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.337%	$15,410	$(508)	$15,918	CITI
Delta Air Lines, Inc. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.445%	7,639	(508)	8,147	CITI
Deutsche Bank AG (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.386%	11,905	(508)	12,413	CITI
eG Global Finance PLC (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.505%	3,358	(508)	3,866	CITI
Electrolux AB (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.259%	20,997	(508)	21,505	CITI
Elo SA (D20)	06/20/27	0.500%(Q)	EUR	2,700	0.198%	12,705	(254)	12,959	CITI
Federative Republic of Brazil (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.489%	4,459	(508)	4,967	CITI
Fibercop SpA (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.461%	6,510	(508)	7,018	CITI
Ford Motor Credit Co. LLC (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.561%	(660)	(508)	(152)	CITI
Ford Motor Credit Co. LLC (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.643%	(6,575)	(508)	(6,067)	CITI
Forvia SE (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.583%	(2,240)	(508)	(1,732)	CITI
Gap, Inc. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.307%	17,530	(508)	18,038	CITI
Genworth Holdings, Inc. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.237%	22,572	(508)	23,080	CITI
Goodyear Tire & Rubber Co. (The) (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.892%	(24,302)	(508)	(23,794)	CITI
Grifols SA (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.654%	(7,340)	(508)	(6,832)	CITI
Hapag-Lloyd AG (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.861%	(22,115)	(508)	(21,607)	CITI
Hovnanian Enterprises, Inc. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.545%	477	(508)	985	CITI
Iceland Bondco PLC (D20)	06/20/27	0.500%(Q)	EUR	5,400	1.329%	(55,436)	(508)	(54,928)	CITI
Iron Mountain, Inc. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.318%	16,734	(508)	17,242	CITI
Jaguar Land Rover Automotive PLC (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.780%	(16,332)	(508)	(15,824)	CITI
KB Home (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.445%	7,617	(508)	8,125	CITI
Kingdom of Bahrain (D20)	06/20/27	0.500%(Q)	EUR	5,400	2.050%	(106,313)	(508)	(105,805)	CITI
Lamb Weston Holdings, Inc. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.334%	15,584	(508)	16,092	CITI
Lanxess AG (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.429%	8,800	(508)	9,308	CITI
Lincoln National Corp. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.481%	5,057	(508)	5,565	CITI
Lumen Technologies, Inc. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.628%	(5,484)	(508)	(4,976)	CITI
MGM Resorts International (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.513%	2,745	(508)	3,253	CITI
Monitchem Holdco 3 SA (D20)	06/20/27	0.500%(Q)	EUR	5,400	3.149%	(182,236)	(508)	(181,728)	CITI
Murphy Oil Corp. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.370%	13,018	(508)	13,526	CITI
Navient Corp. (D20)	06/20/27	0.500%(Q)	EUR	5,400	1.488%	(66,636)	(508)	(66,128)	CITI
NCL Corp. Ltd. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.536%	1,107	(508)	1,615	CITI
New Immo Holding SA (D20)	06/20/27	0.500%(Q)	EUR	2,700	0.804%	(9,173)	(523)	(8,650)	CITI
Newell Brands, Inc. (D20)	06/20/27	0.500%(Q)	EUR	5,400	1.113%	(40,070)	(508)	(39,562)	CITI
Nexi SpA (D20)	06/20/27	0.500%(Q)	EUR	5,400	1.021%	(33,462)	(508)	(32,954)	CITI
Nordstrom, Inc. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.393%	11,402	(508)	11,910	CITI
NRG Energy, Inc. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.346%	14,784	(508)	15,292	CITI
OI European Group BV (D20)	06/20/27	0.500%(Q)	EUR	5,400	1.473%	(65,676)	(508)	(65,168)	CITI
Olin Corp. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.308%	17,487	(508)	17,995	CITI
OneMain Finance Corp. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.593%	(2,954)	(508)	(2,446)	CITI
Petrobras Global Finance BV (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.400%	10,883	(508)	11,391	CITI
Petroleos Mexicanos (D20)	06/20/27	0.500%(Q)	EUR	5,400	1.683%	(80,523)	(508)	(80,015)	CITI
PG&E Corp. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.301%	18,023	(508)	18,531	CITI
Picard Bondco SA (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.396%	11,175	(508)	11,683	CITI
Pitney Bowes, Inc. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.423%	9,238	(508)	9,746	CITI
Post Holdings, Inc. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.350%	14,456	(508)	14,964	CITI
PostNL NV (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.335%	15,544	(508)	16,052	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund 137

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Premier Foods Finance PLC (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.812%	$(18,631)	$(508)	$(18,123)	CITI
Rakuten Group, Inc. (D20)	06/20/27	0.500%(Q)	EUR	5,400	1.540%	(70,324)	(508)	(69,816)	CITI
Republic of Colombia (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.848%	(21,215)	(508)	(20,707)	CITI
Republic of Panama (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.418%	9,578	(508)	10,086	CITI
Republic of South Africa (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.508%	3,144	(508)	3,652	CITI
Republic of Turkey (D20)	06/20/27	0.500%(Q)	EUR	5,400	1.013%	(33,047)	(508)	(32,539)	CITI
Royal Caribbean Cruises Ltd. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.275%	19,859	(508)	20,367	CITI
Schaeffler AG (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.340%	15,216	(508)	15,724	CITI
SES SA (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.300%	18,083	(508)	18,591	CITI
SoftBank Group Corp. (D20)	06/20/27	0.500%(Q)	EUR	5,400	2.731%	(154,287)	(508)	(153,779)	CITI
Southwest Airlines Co. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.354%	14,178	(508)	14,686	CITI
Stellantis NV (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.356%	14,041	(508)	14,549	CITI
Stena AB (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.741%	(13,538)	(508)	(13,030)	CITI
Sunrise HoldCo IV BV (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.146%	29,165	(508)	29,673	CITI
TEGNA, Inc. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.183%	26,478	(508)	26,986	CITI
Telecom Italia SpA (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.267%	20,439	(508)	20,947	CITI
Tenet Healthcare Corp. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.310%	17,331	(508)	17,839	CITI
Teva Pharmaceutical Industries Ltd. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.265%	20,598	(508)	21,106	CITI
TransDigm, Inc. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.271%	20,138	(508)	20,646	CITI
TUI AG (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.802%	(17,972)	(508)	(17,464)	CITI
UniCredit SpA (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.209%	24,605	(508)	25,113	CITI
United Airlines Holdings, Inc. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.633%	(5,808)	(508)	(5,300)	CITI
United Group BV (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.841%	(20,676)	(508)	(20,168)	CITI
United Mexican States (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.313%	17,113	(508)	17,621	CITI
Uniti Group, Inc. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.356%	14,060	(508)	14,568	CITI
Univision Communications, Inc. (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.532%	1,371	(508)	1,879	CITI
Valeo SE (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.428%	8,870	(508)	9,378	CITI
Virgin Media Finance PLC (D20)	06/20/27	0.500%(Q)	EUR	5,400	1.370%	(58,231)	(508)	(57,723)	CITI
Vistra Operations Co. LLC (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.339%	15,246	(508)	15,754	CITI
Volvo Car AB (D20)	06/20/27	0.500%(Q)	EUR	5,400	0.413%	9,953	(508)	10,461	CITI
Ziggo Bond Co. BV (D20)	06/20/27	0.500%(Q)	EUR	5,400	1.432%	(62,647)	(508)	(62,139)	CITI

						$3,000,218	$(329,442)	$3,329,660

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.36.V3 (D03)	12/20/26	1.000%(Q)	23,000	$(114,317)	$4,190	$(118,507)	BOA
CDX.EM.36.V3 (D04)	12/20/26	1.000%(Q)	184,000	(914,533)	30,011	(944,544)	CITI
CDX.EM.36.V3 (D05)	12/20/26	1.000%(Q)	460,000	(2,286,334)	136,413	(2,422,747)	BARC
CDX.EM.36.V3 (D06)	12/20/26	1.000%(Q)	184,000	(914,534)	3,602	(918,136)	MSI
CDX.EM.35.V3 (D07)	06/20/26	1.000%(Q)	69,000	(142,529)	1,061	(143,590)	BARC
CDX.EM.36.V3 (D08)	12/20/26	1.000%(Q)	13,800	(68,590)	(885)	(67,705)	BOA
CDX.EM.37.V2 (D09)	06/20/27	1.000%(Q)	49,000	(261,900)	9,989	(271,889)	BOA
CDX.Zermatt.0-5% (D19)^	06/20/27	0.500%(Q)	25,000	3,392,224	2,001	3,390,223	CITI
CDX.Zermatt.10-15% (D19)^	06/20/27	0.500%(Q)	25,000	(44,306)	2,001	(46,307)	CITI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices—Buy Protection(1)**(cont’d.):
CDX.Zermatt.15-100% (D19)^	06/20/27	0.500%(Q)		425,000	$(2,360,051)	$(81,831)	$(2,278,220)	CITI
CDX.Zermatt.5-10% (D19)^	06/20/27	0.500%(Q)		25,000	134,422	2,001	132,421	CITI
CDX.Paris.0-5% (D20)^	06/20/27	0.500%(Q)	EUR	27,000	3,561,311	2,539	3,558,772	CITI
CDX.Paris.10-15% (D20)^	06/20/27	0.500%(Q)	EUR	27,000	(76,802)	2,539	(79,341)	CITI
CDX.Paris.15-100% (D20)^	06/20/27	0.500%(Q)	EUR	459,000	(3,071,825)	(103,767)	(2,968,058)	CITI
CDX.Paris.5-10% (D20)^	06/20/27	0.500%(Q)	EUR	27,000	88,102	2,539	85,563	CITI

					$(3,079,662)	$12,403	$(3,092,065)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices—Sell Protection(2)**:
CDX.EM.35.V3 (D01)	06/20/26	1.000%(Q)	36,800	0.359%	$76,015	$(1,980)	$77,995	BOA
CDX.EM.35.V3 (D02)	06/20/26	1.000%(Q)	4,600	0.359%	9,502	(289)	9,791	BOA
CDX.EM.44.V1 (D10)	12/20/30	1.000%(Q)	400,000	1.221%	(3,234,524)	(45,236)	(3,189,288)	DB
CDX.EM.44.V1 (D11)	12/20/30	1.000%(Q)	100,000	1.221%	(808,631)	(28,623)	(780,008)	BOA
CDX.EM.44.V1 (D12)	12/20/30	1.000%(Q)	100,000	1.221%	(808,631)	(36,083)	(772,548)	BOA
CDX.EM.44.V1 (D13)	12/20/30	1.000%(Q)	200,000	1.221%	(1,617,262)	(157,600)	(1,459,662)	BOA
CDX.EM.44.V1 (D14)	12/20/30	1.000%(Q)	200,000	1.221%	(1,617,262)	(162,674)	(1,454,588)	BOA
CDX.EM.44.V1 (D15)	12/20/30	1.000%(Q)	250,000	1.221%	(2,021,578)	(209,691)	(1,811,887)	DB
CDX.EM.45.V1 (D16)	06/20/31	1.000%(Q)	100,000	1.618%	(2,650,599)	(128,433)	(2,522,166)	CITI
CDX.EM.45.V1 (D17)	06/20/31	1.000%(Q)	200,000	1.618%	(5,301,199)	(193,722)	(5,107,477)	DB
CDX.EM.45.V1 (D18)	06/20/31	1.000%(Q)	100,000	1.618%	(2,650,600)	(26,165)	(2,624,435)	DB

					$(20,624,769)	$(990,496)	$(19,634,273)

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D18). The Fund also bought/sold protection on a customized CDX Index and bought/sold protection on the corporate issuers which comprise the index. The upfront premium is attached to the index of the trade for the customized CDX package(s). Each swap is priced individually. The Index trades are divided into tranches differentiated by a percentage range representing the risk of default of the underlying issuers; individual tranches will be reduced according to corresponding aggregate rates of default. Individual packages in the tables above are denoted by the corresponding footnotes (D19 - D20).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:

GS_24-PCA	08/02/27	1.650%(M)	99,728	*		$137,526	$(3,707)	$141,233	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2026	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):

Republic of South Africa	12/20/28	1.000%(Q)	20,000	$317,005	$(73,707)	$(390,712)

See Notes to Financial Statements.

PGIM Total Return Bond Fund 139

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Banco Santander SA	12/20/30	1.000%(Q)	EUR	20,000	$(664,526)	$(650,284)	$(14,242)	BARC
Banco Santander SA	12/20/30	1.000%(Q)	EUR	20,000	(664,526)	(642,605)	(21,921)	BARC
China Development Bank	06/20/29	1.000%(Q)		34,725	(723,565)	(223,013)	(500,552)	JPM
Deutsche Telekom
International Finance BV	06/20/30	1.000%(Q)		40,000	(1,106,369)	(997,665)	(108,704)	CITI
Deutsche Telekom
International Finance BV	06/20/30	1.000%(Q)		35,400	(979,136)	(907,742)	(71,394)	CITI
Deutsche Telekom
International Finance BV	06/20/30	1.000%(Q)		10,000	(276,592)	(249,192)	(27,400)	CITI
E.ON International Finance BV	12/20/35	1.000%(Q)		22,000	(563,789)	(442,784)	(121,005)	CITI
Federative Republic of Brazil	06/20/34	1.000%(Q)		41,000	2,150,211	2,589,612	(439,401)	CITI
Federative Republic of Brazil	06/20/35	1.000%(Q)		115,000	7,703,784	9,022,463	(1,318,679)	CITI
Federative Republic of Brazil	12/20/35	1.000%(Q)		112,000	8,265,248	9,706,777	(1,441,529)	CITI
Gazprom PAO	06/20/27	1.000%(Q)		4,600	791,278	643,139	148,139	JPM
Hellenic Republic	12/20/29	1.000%(Q)		50,000	(1,379,424)	(825,821)	(553,603)	BARC
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		34,725	(765,546)	(194,898)	(570,648)	JPM
Intesa Sanpaolo SpA	12/20/30	1.000%(Q)	EUR	36,000	(1,221,842)	(1,140,797)	(81,045)	BARC
Intesa Sanpaolo SpA	12/20/30	1.000%(Q)	EUR	18,000	(610,921)	(571,330)	(39,591)	BARC
Intesa Sanpaolo SpA	06/20/33	1.000%(Q)		50,000	(1,428,418)	(1,287,723)	(140,695)	CITI
Intesa Sanpaolo SpA	06/20/33	1.000%(Q)		50,000	(1,428,417)	(1,260,380)	(168,037)	CITI
Intesa Sanpaolo SpA	06/20/33	1.000%(Q)		13,600	(388,530)	(344,533)	(43,997)	CITI
Intesa Sanpaolo SpA	12/20/33	1.000%(Q)	EUR	43,000	(1,440,617)	(1,328,223)	(112,394)	BARC
Intesa Sanpaolo SpA	12/20/33	1.000%(Q)		43,000	(1,157,420)	(1,002,549)	(154,871)	CITI
Intesa Sanpaolo SpA	12/20/33	1.000%(Q)		36,400	(979,769)	(885,147)	(94,622)	CITI
Intesa Sanpaolo SpA	12/20/33	1.000%(Q)		20,000	(538,335)	(440,088)	(98,247)	CITI
Israel Electric Corp. Ltd.	09/20/28	1.000%(Q)		3,000	(38,927)	34,788	(73,715)	BARC
Kingdom of Bahrain	06/20/28	1.000%(Q)		10,000	244,201	—	244,201	BARC
Kingdom of Spain	12/20/29	1.000%(Q)		75,000	(2,336,127)	(1,760,535)	(575,592)	BARC
People’s Republic of China	12/20/32	0.340%(Q)	CNH	350,000	530,570	—	530,570	BARC
Petroleo Brasileiro SA	06/20/29	1.000%(Q)		5,000	(43,106)	76,296	(119,402)	MSI
Petroleos Mexicanos	03/20/27	1.000%(Q)		20,000	78,630	309,547	(230,917)	MSI
Petroleos Mexicanos^	12/26/28	1.750%(Q)		50,000	(141,144)	—	(141,144)	CITI
Republic of France	12/20/30	0.250%(Q)		44,260	(251,769)	(122,504)	(129,265)	BARC
Republic of France	06/20/31	0.250%(Q)	EUR	42,700	(161,427)	(132,828)	(28,599)	BOA
Republic of Italy	12/20/30	1.000%(Q)		30,700	(960,798)	(1,075,537)	114,739	BARC
Republic of Panama	03/20/29	1.000%(Q)		77,905	(1,059,543)	(1,026,489)	(33,054)	DB
Republic of Panama	06/20/33	1.000%(Q)		67,600	930,650	1,375,377	(444,727)	CITI
Sasol Financing USA LLC	06/20/29	1.000%(Q)		8,500	277,291	471,459	(194,168)	BARC
Sasol Financing USA LLC	06/20/29	1.000%(Q)		6,500	212,046	389,892	(177,846)	BARC
Telefonica Europe BV	09/20/30	1.000%(Q)		21,500	(389,536)	(265,950)	(123,586)	CITI
United Mexican States	12/20/34	1.000%(Q)		50,000	1,381,989	1,622,995	(241,006)	BARC
United Mexican States	06/20/35	1.000%(Q)		100,000	3,260,173	3,960,990	(700,817)	BARC

					$4,125,952	$12,424,718	$(8,298,766)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		62,830	0.415%	$1,484,572	$1,431,050	$53,522	GSI
Altice France SA	06/20/26	5.000%(Q)	EUR	10,190	1.438%	129,694	41,366	88,328	GSI
Bank of Montreal^	11/20/29	1.250%(Q)		18,495	*	173,420	—	173,420	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)		37,278	0.290%	212,338	169,540	42,798	CITI
Bank of Nova Scotia^	05/20/35	1.450%(Q)		21,000	*	(369,885)	(23,989)	(345,896)	GSI

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	60,670	0.257%	$157,645	$66,076	$91,569	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)		41,922	0.299%	236,356	181,453	54,903	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	18,427	0.292%	123,594	98,333	25,261	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	5,170	0.292%	34,677	30,505	4,172	JPM
BNP Paribas SA	06/20/26	1.000%(T)	EUR	17,000	0.132%	47,683	24,068	23,615	BARC
BNP Paribas SA	12/20/26	1.000%(Q)	EUR	6,000	0.143%	47,026	38,610	8,416	BARC
Canadian Imperial Bank of Commerce^	06/20/28	1.100%(Q)		14,805	*	101,967	—	101,967	GSI
Canadian Imperial Bank of Commerce	12/20/34	1.200%(Q)		10,900	0.871%	269,938	—	269,938	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		82,845	0.259%	488,491	361,904	126,587	GSI
Comision Federal de Electricidad	06/20/28	1.000%(Q)		18,960	1.520%	(178,926)	(59,194)	(119,732)	BARC
Comision Federal de Electricidad	06/20/28	1.000%(Q)		6,070	1.520%	(57,283)	(6,221)	(51,062)	BARC
Deutsche Telekom International Finance BV	06/20/26	1.000%(Q)	EUR	26,943	0.129%	75,686	43,135	32,551	JPM
European Investment Bank	12/20/26	—%(Q)		90,663	0.037%	(21,212)	(28,901)	7,689	BARC
Federative Republic of Brazil	06/20/26	1.000%(Q)		23,805	0.413%	47,351	19,391	27,960	BARC
Federative Republic of Brazil	06/20/27	1.000%(Q)		14,710	0.489%	101,430	75,762	25,668	BARC
Federative Republic of Brazil	06/20/31	1.000%(Q)		386,000	1.207%	(3,214,623)	(6,786,722)	3,572,099	CITI
Federative Republic of Brazil	06/20/31	1.000%(Q)		12,000	1.207%	(99,936)	(152,698)	52,762	CITI
General Motors Co.	06/20/26	5.000%(Q)		14,920	0.242%	186,586	79,721	106,865	GSI
Government of Japan	06/20/28	1.000%(Q)		35,000	0.118%	681,655	522,585	159,070	CITI
Halliburton Co.	12/20/26	1.000%(Q)		27,820	0.138%	185,598	34,050	151,548	GSI
Hellenic Republic	12/20/26	1.000%(Q)		38,913	0.058%	279,631	224,015	55,616	BARC
Hellenic Republic	06/20/27	1.000%(Q)		12,360	0.080%	142,399	98,112	44,287	BARC
Hellenic Republic	12/20/27	1.000%(Q)		9,275	0.118%	142,069	96,142	45,927	BARC
Hellenic Republic	12/20/30	1.000%(Q)		50,000	0.291%	1,573,843	778,294	795,549	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		41,574	0.172%	268,234	221,225	47,009	MSI
Kingdom of Norway	12/20/26	—%(Q)		90,890	0.030%	(17,498)	(28,688)	11,190	BARC
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		9,980	0.235%	22,349	10,072	12,277	CITI
Kingdom of Spain	06/20/26	—%(Q)	EUR	55,000	0.038%	(3,484)	(1,764)	(1,720)	BARC
Kingdom of Spain	06/20/26	1.000%(Q)	EUR	53,833	0.023%	160,697	80,211	80,486	BARC
Kingdom of Spain	12/20/31	1.000%(Q)		75,000	0.205%	3,135,002	2,082,821	1,052,181	BARC
National Bank of Canada	12/20/26	1.000%(Q)		16,382	0.265%	95,927	76,192	19,735	CITI
New York Life Global Funding	09/20/35	2.000%(Q)		19,000	1.845%	262,733	—	262,733	GSI
Nomura Holdings, Inc.	06/20/26	1.000%(Q)		86,777	0.252%	192,209	89,197	103,012	BARC
Oracle Corp.	06/20/30	1.000%(Q)		26,535	1.497%	(460,280)	500,420	(960,700)	GSI
Pacific Life	08/20/35	2.500%(Q)		22,200	2.890%	(556,745)	(75)	(556,670)	GSI
People’s Republic of China	06/20/29	1.000%(Q)		69,450	0.366%	1,387,032	542,045	844,987	JPM
People’s Republic of China	12/20/32	0.480%(Q)		50,000	0.511%	(60,721)	—	(60,721)	BARC
Petroleos Mexicanos^	05/07/26	4.750%(M)		15,091	*	57,663	—	57,663	GSI
Petroleos Mexicanos	06/20/26	1.000%(Q)		9,380	1.379%	5,951	(7,947)	13,898	BARC
Petroleos Mexicanos	06/20/26	1.000%(T)		6,280	1.379%	3,984	(3,900)	7,884	BARC
Petroleos Mexicanos	06/20/26	1.000%(T)		5,305	1.379%	3,365	(4,118)	7,483	BARC
Petroleos Mexicanos	06/20/26	1.000%(T)		955	1.379%	606	(537)	1,143	BARC
Petroleos Mexicanos	12/20/28	1.000%(Q)		10,000	2.080%	(254,017)	(461,997)	207,980	CITI
Petroleos Mexicanos^	12/26/28	2.250%(Q)		50,000	*	29,218	—	29,218	CITI
Realty Income Corp.^	02/20/36	1.300%(Q)		18,000	*	(349,885)	—	(349,885)	GSI
Republic of Angola	12/20/27	1.000%(Q)		4,100	2.791%	(109,991)	(157,904)	47,913	BARC
Republic of Argentina	12/20/26	5.000%(Q)		20,000	1.438%	569,291	(133,462)	702,753	MSI
Republic of Chile	06/20/28	1.000%(Q)		11,173	0.219%	193,875	147,721	46,154	BARC
Republic of Colombia	12/20/26	1.000%(Q)		16,226	0.707%	49,172	20,042	29,130	BARC
Republic of Colombia	06/20/28	1.000%(Q)		9,000	1.121%	(11,850)	(55,012)	43,162	BARC
Republic of Ecuador	06/20/27	5.000%(Q)		8,350	1.340%	389,488	(29,466)	418,954	GSI
Republic of Ecuador	12/20/27	5.000%(Q)		8,505	2.214%	423,771	207,451	216,320	BARC

See Notes to Financial Statements.

PGIM Total Return Bond Fund 141

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Ecuador	12/20/27	5.000%(Q)	5,000	2.214%	$249,130	$142,492	$106,638	BARC
Republic of Ecuador	12/20/27	5.000%(Q)	3,500	2.214%	174,391	(19,686)	194,077	GSI
Republic of Ecuador	06/20/28	5.000%(Q)	5,000	2.673%	264,301	(44,979)	309,280	GSI
Republic of France	12/20/26	0.250%(Q)	79,804	*	122,003	76,492	45,511	BARC
Republic of France	06/20/27	0.250%(Q)	24,010	0.079%	53,204	33,223	19,981	BARC
Republic of France	12/20/30	0.250%(Q)	44,260	0.261%	(7,543)	(252,281)	244,738	BARC
Republic of France	06/20/31	0.250%(Q)	50,000	*	(68,921)	(70,047)	1,126	BOA
Republic of France	12/20/34	0.250%(Q)	300	0.502%	(5,412)	(8,777)	3,365	BARC
Republic of Italy	06/20/26	—%(Q)	71,610	0.051%	(5,174)	(7,099)	1,925	BARC
Republic of Italy	06/20/26	1.000%(Q)	29,188	0.051%	72,888	39,673	33,215	BARC
Republic of Italy	06/20/26	—%(Q)	14,337	0.051%	(1,036)	(2,233)	1,197	BARC
Republic of Italy	09/20/26	1.000%(Q)	63,756	0.053%	311,013	236,697	74,316	BARC
Republic of Italy	12/20/30	1.000%(Q)	30,700	0.293%	960,799	805,957	154,842	BARC
Republic of Ivory Coast	03/31/27	2.900%(Q)	13,600	1.362%	235,991	(973)	236,964	CITI
Republic of Ivory Coast	06/20/27	1.000%(Q)	19,000	1.434%	(71,385)	(42,185)	(29,200)	BARC
Republic of Ivory Coast	06/20/27	1.000%(Q)	4,300	1.434%	(16,156)	(7,353)	(8,803)	BARC
Republic of Panama	06/20/26	1.000%(Q)	18,427	0.364%	37,926	12,591	25,335	CITI
Republic of Panama	09/20/26	1.000%(Q)	150,000	0.377%	541,301	293,357	247,944	CITI
Republic of Panama	06/20/27	1.000%(Q)	79,305	0.438%	593,116	487,517	105,599	CITI
Republic of Panama	06/20/27	1.000%(Q)	31,051	0.438%	232,228	198,358	33,870	BARC
Republic of Panama^	03/20/29	1.000%(Q)	77,905	*	153,730	(42,362)	196,092	DB
Republic of Panama	06/20/31	1.000%(Q)	86,500	0.929%	386,698	79,412	307,286	CITI
Republic of Peru	06/20/28	1.000%(Q)	11,791	0.355%	171,178	128,889	42,289	BARC
Republic of Romania	12/20/26	1.000%(Q)	4,852	0.624%	17,275	15,132	2,143	BOA
Republic of Serbia	06/20/29	1.000%(Q)	7,475	0.986%	11,757	(95,943)	107,700	BARC
Republic of Serbia	12/20/30	1.000%(Q)	15,000	1.341%	(196,507)	(156,254)	(40,253)	BARC
Republic of Serbia	12/20/30	1.000%(Q)	6,570	1.341%	(86,070)	(68,870)	(17,200)	BARC
Republic of South Africa	12/20/26	1.000%(Q)	16,737	0.420%	81,419	58,597	22,822	BARC
Siemens AG	06/20/26	1.000%(Q)	EUR 20,483	0.092%	58,812	33,877	24,935	JPM
Siemens AG	06/20/26	1.000%(Q)	EUR 12,235	0.092%	35,130	18,315	16,815	GSI
Simon Property Group LP	06/20/26	1.000%(Q)	68,920	0.110%	166,395	21,934	144,461	GSI
Skandinaviska Enskilda
Banken AB	12/20/26	1.000%(Q)	38,234	0.087%	267,671	213,130	54,541	MSI
Slovak Republic	12/20/27	1.000%(Q)	17,705	0.182%	252,890	233,247	19,643	BARC
Socialist Republic of Vietnam	12/20/27	1.000%(Q)	44,100	0.397%	476,265	421,998	54,267	BARC
SoftBank Group Corp.	06/20/26	1.000%(Q)	43,535	1.216%	37,555	(30,415)	67,970	GSI
Standard Chartered PLC	12/20/26	1.000%(Q)	24,023	0.161%	156,736	124,815	31,921	MSI
State of Qatar	12/20/26	1.000%(Q)	17,805	0.152%	117,204	98,199	19,005	BARC
Stellantis NV	06/20/26	1.000%(Q)	EUR 20,143	0.307%	50,654	26,976	23,678	BARC
Stellantis NV	12/20/26	1.000%(Q)	EUR 15,777	0.293%	105,739	86,665	19,074	BARC
TotalEnergies Capital SA	06/20/26	—%(T)	EUR 36,209	0.080%	(4,805)	(4,793)	(12)	BARC
TotalEnergies Capital SA	12/20/26	1.000%(Q)	EUR 25,669	0.088%	211,858	178,724	33,134	JPM
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR 75,130	0.135%	40,041	16,283	23,758	BARC
UBS Group AG	06/20/26	1.000%(T)	EUR 10,000	0.139%	27,927	14,158	13,769	BARC
UniCredit SpA	06/20/26	1.000%(T)	EUR 10,830	0.098%	30,982	15,749	15,233	BARC
United Mexican States	06/20/31	1.000%(Q)	218,000	0.882%	1,440,232	(907,718)	2,347,950	BARC
United Mexican States	06/20/31	1.000%(Q)	10,000	0.882%	66,065	62,207	3,858	BARC
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)	25,055	0.142%	59,379	25,585	33,794	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)	40,810	0.199%	93,439	23,456	69,983	GSI
Verizon Communications, Inc.	06/20/27	1.000%(Q)	22,006	0.272%	205,585	177,760	27,825	GSI
Wells Fargo & Co.	06/20/26	1.000%(Q)	4,887	0.207%	11,140	5,814	5,326	JPM
Wells Fargo & Co.	06/20/26	1.000%(Q)	4,304	0.207%	9,810	5,120	4,690	JPM
Wells Fargo & Co.	06/20/27	1.000%(Q)	21,500	0.264%	202,852	168,814	34,038	GSI

					$16,739,580	$3,268,159	$13,471,421

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Value at Trade Date	Value at April 30, 2026	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.45.V2	12/20/30	5.000%(Q)	1,980,000	3.124%	$128,781,543	$155,954,012	$27,172,469
CDX.NA.HY.46.V1	06/20/31	5.000%(Q)	2,000,000	3.303%	141,924,347	154,196,131	12,271,784
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	700,000	0.160%	6,669,224	7,429,482	760,258
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	400,000	0.208%	5,135,003	5,543,606	408,603
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	1,450,000	0.233%	23,357,233	24,718,150	1,360,917
CDX.NA.IG.46.V1	06/20/31	1.000%(Q)	63,000	0.545%	1,049,455	1,396,803	347,348

					$306,916,805	$349,238,184	$42,321,379

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.43.15-100%	12/20/29	1.000%(Q)	50,000	0.403%	$1,073,659	$1,493,364	$(419,705)	JPM
CMBX.NA.11.AAA	11/18/54	0.500%(M)	22,991	*	66,105	98,964	(32,859)	GSI
CMBX.NA.12.AAA	08/17/61	0.500%(M)	23,000	*	75,350	133,508	(58,158)	GSI
CMBX.NA.13.AAA	12/16/72	0.500%(M)	23,000	*	125,512	163,707	(38,195)	GSI
CMBX.NA.14.AAA	12/16/72	0.500%(M)	20,000	*	(86,344)	99,947	(186,291)	GSI

					$1,254,282	$1,989,490	$(735,208)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

PGIM Total Return Bond Fund 143

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Interest rate swap agreements outstanding at April 30, 2026:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2026	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
CAD	169,410	05/20/36	3.010%(S)	1 Day CORRA(2)(S)/2.300%	$424,677	$(3,243,417)	$(3,668,094)
CHF	43,500	02/23/36	0.480%(A)	1 Day SARON(2)(A)/(0.047)%	—	(555,194)	(555,194)
EUR	74,923	02/15/34	2.192%(A)	1 Day EuroSTR(1)(A)/1.930%	—	3,387,467	3,387,467
GBP	230,000	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/3.730%	(10,753,886)	9,453,979	20,207,865
GBP	35,000	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/3.730%	(2,401,588)	6,828,715	9,230,303
GBP	35,625	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/3.730%	(1,550,973)	8,108,419	9,659,392
GBP	43,465	02/19/46	4.423%(A)	1 Day SONIA(2)(A)/3.730%	(1,103)	(3,510,406)	(3,509,303)
JPY	15,450,000	02/24/46	2.530%(A)	1 Day TONAR(2)(A)/0.727%	—	(5,297,293)	(5,297,293)
JPY	8,230,000	03/02/46	2.569%(A)	1 Day TONAR(2)(A)/0.727%	—	(2,524,345)	(2,524,345)
MXN	1,932,890	02/28/31	7.348%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.017%	—	(2,186,692)	(2,186,692)
MXN	1,693,900	02/25/33	7.565%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.017%	—	(2,450,362)	(2,450,362)
MXN	461,785	02/25/33	7.566%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.017%	—	(665,940)	(665,940)
NZD	210,135	02/23/36	4.014%(S)	3 Month BBR(2)(Q)/ 2.630%	—	(3,210,794)	(3,210,794)
	781,180	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 3.660%	—	(1,590,317)	(1,590,317)
	1,458,020	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.660%	187,400	14,604,536	14,417,136
	80,000	06/15/30	3.271%(A)	1 Day SOFR(1)(A)/ 3.660%	313,745	1,427,942	1,114,197
	21,400	09/15/30	3.411%(A)	1 Day SOFR(1)(A)/ 3.660%	—	268,917	268,917
	120,000	05/11/33	4.100%(A)	1 Day SOFR(1)(A)/ 3.660%	(4,391,183)	(2,177,676)	2,213,507
	68,000	11/11/33	4.100%(A)	1 Day SOFR(1)(A)/ 3.660%	(1,795,717)	(1,299,832)	495,885
	68,842	05/26/36	3.672%(A)	1 Day SOFR(1)(A)/ 3.660%	—	1,560,978	1,560,978
	462,295	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.660%	—	(12,642,556)	(12,642,556)
	252,990	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.660%	(1,728,038)	(16,267,029)	(14,538,991)
	72,870	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.660%	33,262,750	36,520,085	3,257,335
	938,170	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.660%	18,553,899	36,434,923	17,881,024
	224,000	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.660%	1,736,344	18,323,597	16,587,253
	352,385	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.660%	—	22,459,457	22,459,457

					$31,856,327	$101,757,162	$69,900,835

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
BRL 2,490,326	01/02/31	13.210%(T)	1 Day BROIS(1)(T)/ 0.053%	$6,751,883	$—	$6,751,883	GSI
BRL 2,490,326	01/02/31	13.380%(T)	1 Day BROIS(2)(T)/ 0.053%	(6,538,339)	—	(6,538,339)	GSI

				$213,544	$—	$213,544

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at April 30, 2026:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Banco Santander SA(T)	1 Day SOFR +52bps(Q)/ 4.180%	CITI	08/03/27	25,000	$10,755	$—	$10,755
Banco Santander SA(T)	1 Day SOFR +51.9bps(Q)/ 4.179%	CITI	08/13/27	25,000	(188,483)	—	(188,483)
Banque Federative du Credit Mutuel SA(T)	1 Day SOFR +57bps(Q)/ 4.230%	CITI	01/17/28	30,000	19,310	—	19,310
Caisse d’Amortissement de la Dette Sociale(T)	1 Day EuroSTR +10bps(T)/ 2.030%	BARC	05/12/26	EUR 25,000	(241,408)	—	(241,408)
Deutsche Telekom International Finance BV(T)	1 Day SOFR +65bps(Q)/ 4.310%	CITI	11/25/27	8,487	(66,953)	—	(66,953)
Deutsche Telekom International Finance BV(T)	1 Day SOFR +65bps(Q)/ 4.310%	CITI	11/25/27	33,950	(267,828)	—	(267,828)
Deutsche Telekom International Finance BV(T)	1 Day SOFR +64bps(Q)/ 4.300%	CITI	12/10/27	43,000	31,040	—	31,040

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Total return swap agreements outstanding at April 30, 2026 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements (cont’d.):
E.ON International Finance BV(T)	1 Day SOFR +53bps(Q)/ 4.190%	CITI	01/07/28	22,000	$(987,195)	$—	$(987,195)
Federal Republic of Germany(T)	1 Day EuroSTR +10bps(T)/ 2.030%	BARC	05/12/26	EUR 60,000	(43,003)	—	(43,003)
French Government Bond(T)	1 Day EuroSTR +10bps(T)/ 2.030%	BARC	05/12/26	EUR 40,000	(1,028,628)	—	(1,028,628)
Goldman Sachs Group, Inc. (The)(T)	1 Day SOFR +49bps(Q)/ 4.150%	CITI	01/26/27	5,000	(62,525)	—	(62,525)
Intesa Sanpaolo SpA(T)	1 Day EuroSTR +10bps(T)/ 2.030%	BARC	05/12/26	EUR 15,000	113,014	—	113,014
Intesa Sanpaolo SpA(T)	1 Day SOFR +60bps(Q)/ 4.260%	CITI	01/06/28	43,000	(2,641)	—	(2,641)
Intesa Sanpaolo SpA(T)	1 Day SOFR +57.5bps(Q)/ 4.235%	CITI	01/10/28	43,000	15,397	—	15,397
Intesa Sanpaolo SpA(T)	1 Day SOFR +57bps(Q)/ 4.230%	CITI	01/13/28	43,000	17,025	—	17,025
Intesa Sanpaolo SpA(T)	1 Day SOFR +57bps(Q)/ 4.230%	CITI	01/14/28	50,000	26,661	—	26,661
Intesa Sanpaolo SpA(T)	1 Day SOFR +55bps(Q)/ 4.210%	CITI	02/04/28	50,000	2,629	—	2,629
Intesa Sanpaolo SpA(T)	1 Day SOFR +53.8bps(Q)/ 4.198%	CITI	02/09/28	50,000	(602,028)	—	(602,028)
Intesa Sanpaolo SpA(T)	1 Day SOFR +53.5bps(Q)/ 4.195%	CITI	02/21/28	13,526	(226,420)	—	(226,420)
Intesa Sanpaolo SpA(T)	1 Day SOFR +53.8bps(Q)/ 4.198%	CITI	03/06/28	36,474	(47,814)	—	(47,814)
Kingdom of Belgium(T)	1 Day EuroSTR +10bps(T)/ 2.030%	BARC	05/12/26	EUR 40,000	(1,350,717)	—	(1,350,717)
Kingdom of Spain(T)	1 Day EuroSTR +10bps(T)/ 2.030%	BARC	05/12/26	EUR 40,000	(113,778)	—	(113,778)
Kingdom of the Netherlands(T)	1 Day EuroSTR +10bps(T)/ 2.030%	BARC	05/12/26	EUR 15,000	(64,582)	—	(64,582)
Telefonica Europe BV(T)	1 Day SOFR +55bps(Q)/ 4.210%	CITI	12/16/27	21,500	(308,237)	—	(308,237)
Total Return Benchmark Bond Index(T)	1 Day EuroSTR +11bps(T)/ 2.040%	BARC	05/12/26	EUR (239,614)	8,662,781	—	8,662,781

					$3,296,372	$—	$3,296,372

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$46,134,271	$(28,993,308)	$82,531,318	$(72,117,825)

See Notes to Financial Statements.

PGIM Total Return Bond Fund  145

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CITI	$—	$121,480,221
JPS	—	176,910,855
Total	$—	$298,391,076

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$285,521,722	$—
Collateralized Loan Obligations.	—	7,590,319,810	—
Consumer Loans	—	309,707,687	—
Credit Cards	—	88,422,420	—
Equipment	—	116,587,442	—
Home Equity Loans	—	768,748,776	—
Other	—	289,059,329	—
Residential Mortgage-Backed Securities	—	9,880,820	1
Student Loans	—	62,845,848	—
Commercial Mortgage-Backed Securities	—	4,675,242,447	—
Corporate Bonds	—	15,890,499,508	242,007,922
Floating Rate and Other Loans	—	395,175,175	393,686,943
Municipal Bonds	—	205,087,088	—
Residential Mortgage-Backed Securities	—	2,123,464,523	65,557,437
Sovereign Bonds	—	1,576,124,715	2,505,600
U.S. Government Agency Obligations	—	5,284,327,056	—
U.S. Treasury Obligations	—	10,473,167,076	—
Affiliated Exchange-Traded Funds
Fixed Income	772,666,548	—	—
Common Stocks	46,059,333	50,127,469	—
Preferred Stocks	7,658,480	56,343,305	1,427,260
Option Purchased	—	766,282	—
Warrants	—	15	—
Short-Term Investments
Affiliated Mutual Funds	1,458,292,377	—	—
Options Purchased	—	33,156,936	—

Total	$2,284,676,738	$50,284,575,449	$705,185,163

Liabilities
Long-Term Investments
Options Written	$—	$(370,866)	$—
Short-Term Investments
Options Written	$—	$(182,511,079)	$—

Total	$—	$(182,881,945)	$—

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

	Level 1	Level 2	Level 3

Other Financial Instruments*
Assets
Unfunded Loan Commitments	$—	$—	$937,257
Unfunded Preferred Stock Commitment	—	—	— **
Centrally Cleared Swaptions Written	—	392,683	—
Futures Contracts	9,431,373	—	—
OTC Forward Foreign Currency Exchange Contracts	—	62,537,403	—
OTC Packaged Credit Default Swap Agreements	—	42,597,689	7,176,059
Centrally Cleared Credit Default Swap Agreements	—	42,321,379	—
OTC Credit Default Swap Agreements	—	49,619,624	653,524
Centrally Cleared Interest Rate Swap Agreements	—	122,740,716	—
OTC Interest Rate Swap Agreement	—	6,751,883	—
OTC Total Return Swap Agreements	—	8,898,612	—

Total	$9,431,373	$335,859,989	$8,766,840

Liabilities
Unfunded Loan Commitments	$—	$—	$(18,727)
Centrally Cleared Swaptions Purchased	—	(2,809,635)	—
Centrally Cleared Swaptions Written	—	(12,455,716)	—
Futures Contracts	(150,355,882)	—	—
OTC Bond Forward Contracts	—	(10,042,892)	—
OTC Forward Foreign Currency Exchange Contracts	—	(23,356,961)	—
OTC Packaged Credit Default Swap Agreements	—	(42,433,564)	(5,552,984)
Centrally Cleared Credit Default Swap Agreement	—	(390,712)	—
OTC Credit Default Swap Agreements	—	(27,154,894)	(860,914)
Centrally Cleared Interest Rate Swap Agreements	—	(52,839,881)	—
OTC Interest Rate Swap Agreement	—	(6,538,339)	—
OTC Total Return Swap Agreements	—	(5,602,240)	—

Total	$(150,355,882)	$(183,624,834)	$(6,432,625)

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments and unfunded preferred stock commitment, and are not reflected in the Schedule of Investments. Centrally cleared swaptions, futures, bond forward contracts, forward foreign currency exchange contracts, centrally cleared swap contracts, unfunded loan commitments and unfunded preferred stock commitment are recorded at net unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

	Asset-Backed Securities Residential Mortgage Backed Securities	Corporate Bonds	Floating Rate and Other Loans	Residential Mortgage Backed Securities
Balance as of 10/31/25	$ 27,295,048	$242,286,445	$136,050,753	$65,402,967
Realized gain (loss)	1,211,302	—	8,911	6,704,017
Change in unrealized appreciation (depreciation)	8,451,320	(2,501,434)	1,385,695	185,318
Purchase/Exchange/Issuances	—	968,097	168,809,755	—
Sales/Paydowns	(36,957,669)	—	(2,170,639)	(7,021,542)
Accrued discount/premium	—	274,551	377,679	286,677
Transfer into Level 3*	—	980,263	89,224,789	—
Transfer out of Level 3*	—	—	—	—

Balance as of 04/30/26	$ 1	$242,007,922	$393,686,943	$65,557,437

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$ —	$ (2,501,434)	$ 1,385,695	$ 185,318

	Sovereign Bonds	Common Stocks	Preferred Stocks	Warrants	Options Written
Balance as of 10/31/25	$2,530,656	$ 1,156,823	$1,349,168	$1,153	$(22,270)
Realized gain (loss)	(28,656)	694,808	—	(7,052)	44,834
Change in unrealized appreciation (depreciation)	3,600	(722,721)	78,092	6,610	(22,564)
Purchase/Exchange/Issuances	—	—	—	—	—
Sales/Paydowns	—	(1,128,910)	—	(711)	—
Accrued discount/premium	—	—	—	—	—
Transfer into Level 3*	—	—	—	—	—
Transfer out of Level 3*	—	—	—	—	—

Balance as of 04/30/26	$2,505,600	$ —	$1,427,260	$ —	$ —

See Notes to Financial Statements.

PGIM Total Return Bond Fund  147

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

	Sovereign Bonds	Common Stocks	Preferred Stocks	Warrants	Options Written
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$ 3,600	$ —	$ 78,092	$ —	$ —

	Unfunded Loan Commitments	Unfunded Preferred Stock Commitment	OTC Packaged Credit Default Swap Agreements	OTC Credit Default Swap Agreements
Balance as of 10/31/25	$732,531	$—	$8,941,818	$2,247,270
Realized gain (loss)	—	—	(2,498,839)	3,118,602
Change in unrealized appreciation (depreciation)	185,999	—	(4,819,904)	(5,573,262)
Purchase/Exchange/Issuances	—	—	—	—
Sales/Paydowns	—	—	—	—
Accrued discount/premium	—	—	—	—
Transfer into Level 3*	—	—	—	—
Transfer out of Level 3*	—	—	—	—

Balance as of 04/30/26	$918,530	$—	$1,623,075	$ (207,390)

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$185,999	$—	$ (758,920)	$(3,616,456)

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of April 30, 2026	Valuation Methodology	Unobservable Inputs	Inputs (Range)	Directional Impact on Fair Value from Input Increase
Asset-Backed Securities - Residential
Mortgage-Backed Securities	$ 1	Market /Recovery Value	Recovery Rate	100.00%	Increase
Corporate Bonds	18	Market /Recovery Value	Recovery Rate	0.00%	Increase
Corporate Bonds	23,526,857	Market /Transaction Based	Discount/Premium Factor	0.00%	NA
Floating Rate and Other Loans	54,357,532	Market / Comparable Bond	Adjusted Yield	11.37%	Decrease
Floating Rate and Other Loans	139,567,719	Market / Enterprise Value	EBITDA Multiple	6.00x -20.00x	Increase
Floating Rate and Other Loans	111,648,659	Market /Transaction Based	Discount/Premium Factor	0.00%	NA
Common Stocks	—	Market / Recovery Value	Recovery Rate	0.00%	Increase
Preferred Stocks	1,427,260	Market / Recovery Value	Recovery Rate	12.92%	Increase
Unfunded Loan Commitments	892,055	Market / Enterprise Value	EBITDA Multiple	6.00x -11.00x	Increase
Unfunded Loan Commitments	—	Market /Transaction Based	Discount/Premium Factor	0.00%	NA
Unfunded Preferred Stock
Commitment	—	Market /Transaction Based	Discount/Premium Factor	0.00%	NA

	$331,420,101

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of April 30, 2026, the aggregate value of these securities and/or derivatives was $376,099,277. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

U.S. Treasury Obligations	19.8%
Collateralized Loan Obligations	14.4
U.S. Government Agency Obligations	10.0

Commercial Mortgage-Backed Securities	8.8%
Banks	8.5
Residential Mortgage-Backed Securities	4.1

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Industry Classification (continued):

Sovereign Bonds	3.0%
Affiliated Mutual Funds (0.8% represents investments purchased withcollateral from securities on loan)	2.7
Electric	2.3
Pipelines	2.2
Telecommunications	2.0
Oil & Gas	1.8
Affiliated Exchange-Traded Funds	1.5
Home Equity Loans	1.5
Healthcare-Services	1.1
Media	1.1
Diversified Financial Services	0.9
Internet	0.9
Commercial Services	0.9
Retail	0.8
Auto Manufacturers	0.7
Real Estate Investment Trusts (REITs)	0.7
Pharmaceuticals	0.6
Agriculture	0.6
Consumer Loans	0.6
Foods	0.6
Other	0.5
Automobiles	0.5
Aerospace & Defense	0.5
Software	0.5
Semiconductors	0.5
Insurance	0.4
Airlines	0.4
Municipal Bonds	0.4
Mining	0.3
Chemicals	0.3
Lodging	0.3
Holding Companies-Diversified	0.3
Auto Parts & Equipment	0.2
Equipment	0.2
Leisure Time	0.2
Engineering & Construction	0.2
Healthcare-Products	0.2
Entertainment	0.2
Machinery-Diversified	0.2
Transportation	0.2

Credit Cards	0.2%
Metal Fabricate/Hardware	0.2
Beverages	0.1
Education	0.1
Iron/Steel	0.1
Packaging & Containers	0.1
Student Loans	0.1
Multi-National	0.1
Consumer Staples Distribution & Retail	0.1
Investment Companies	0.1
Computers	0.1
Gas	0.1
Building Materials	0.1
Oil, Gas & Consumable Fuels	0.1
Wireless Telecommunication Services	0.1
Trucking & Leasing	0.1
Options Purchased	0.1
Real Estate	0.1
Home Builders	0.1
Electrical Components & Equipment	0.0	*
Electronics	0.0	*
Housewares	0.0	*
Office/Business Equipment	0.0	*
Capital Markets	0.0	*
Household Products/Wares	0.0	*
Oil & Gas Services	0.0	*
Apparel	0.0	*
Miscellaneous Manufacturing	0.0	*
Biotechnology	0.0	*
Interactive Media & Services	0.0	*
Containers & Packaging	0.0	*

	100.7
Options Written	(0.3)
Liabilities in excess of other assets	(0.4)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk, and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps and swaptions	$42,714,062	*	Due from/to broker-variation margin swaps and swaptions	$15,656,063	*
Credit contracts	Premiums paid for OTC swap agreements	46,134,271		Premiums received for OTC swap agreements	28,993,308
Credit contracts	Unaffiliated investments	22,526,008		Options written outstanding, at value	170,872,109

See Notes to Financial Statements.

PGIM Total Return Bond Fund  149

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Unrealized appreciation on OTC swap agreements	$66,880,823		Unrealized depreciation on OTC swap agreements	$59,977,246
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	62,537,403		Unrealized depreciation on OTC forward foreign currency exchange contracts	23,356,961
Interest rate contracts	Due from/to broker-variation margin futures	9,431,373	*	Due from/to broker-variation margin futures	150,355,882	*
Interest rate contracts	Due from/to broker-variation margin swaps	122,740,716	*	Due from/to broker-variation margin swaps	52,839,881	*
Interest rate contracts	Unaffiliated investments	11,397,210		Options written outstanding, at value	12,009,836
Interest rate contracts	—	—		Unrealized depreciation on OTC bond forward contracts	10,042,892
Interest rate contracts	Unrealized appreciation on OTC swap agreements	15,650,495		Unrealized depreciation on OTC swap agreements	12,140,579

		$400,012,361			$536,244,757

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures, centrally cleared swap contracts, and centrally cleared swaptions. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$(41,216,003)	$634,856,566	$—	$—	$(616,426,281)
Foreign exchange contracts	—	—	—	(31,793,971)	—
Interest rate contracts	(304,947)	384,107	42,517,674	—	(8,529,740)

Total	$(41,520,950)	$635,240,673	$42,517,674	$(31,793,971)	$(624,956,021)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Bond Forward Contracts	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$2,379,461	$(22,996,737)	$—	$—	$—	$37,976,182
Foreign exchange contracts	—	—	—	—	(17,992,732)	—
Interest rate contracts	6,351,023	(7,474,519)	(276,531,677)	(15,199,142)	—	11,606,190

Total	$8,730,484	$(30,471,256)	$(276,531,677)	$(15,199,142)	$(17,992,732)	$49,582,372

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$ 17,865,633
Options Written (2)	14,610,380,868
Futures Contracts - Long Positions (2)	13,876,358,613
Futures Contracts - Short Positions (2)	1,053,755,327
Bond Forward Contracts - Purchased (3)	391,224,372
Forward Foreign Currency Exchange Contracts - Purchased (3)	2,755,937,610
Forward Foreign Currency Exchange Contracts - Sold (3)	7,750,040,788

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Derivative Contract Type	Average Volume of Derivative Activities*

Cross Currency Exchange Contracts (4)	$ 13,891,303
Credit Default Swap Agreements -Buy Protection (2)	6,167,406,193
Credit Default Swap Agreements - Sell Protection (2)	11,409,876,441
Interest Rate Swap Agreements (2)	6,537,540,284
Total Return Swap Agreements (2)	1,051,037,771

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$392,610,900	$(392,610,900)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$ 50,833,826	$(187,552,144)	$(136,718,318)	$ —	$(136,718,318)
BNP	6,114,998	(7,940,125)	(1,825,127)	1,266,803	(558,324)
BNY	85,928	—	85,928	—	85,928
BOA	16,851,931	(15,564,186)	1,287,745	(666,363)	621,382
CITI	45,520,696	(51,282,574)	(5,761,878)	5,761,878	—
DB	32,613,894	(22,693,393)	9,920,501	(9,758,166)	162,335
GSI	13,701,079	(9,219,310)	4,481,769	—	4,481,769
HSBC	10,047,387	(1,352,006)	8,695,381	(5,143,500)	3,551,881
JPM	10,063,707	(9,922,406)	141,301	(141,301)	—
MSI	5,065,835	(1,865,825)	3,200,010	(3,200,010)	—
RBC	7,719,744	(1,718,253)	6,001,491	(5,439,726)	561,765
SCB	458,993	(39,392)	419,601	—	419,601
SSB	9,862,068	(2,790,337)	7,071,731	(7,071,731)	—
TD	6,574,786	(4,389,834)	2,184,952	(2,184,952)	—
UAG	9,611,338	(1,063,146)	8,548,192	(8,548,192)	—

	$225,126,210	$(317,392,931)	$ (92,266,721)	$(35,125,260)	$(127,391,981)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Total Return Bond Fund  151

PGIM Total Return Bond Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value, including securities on loan of $392,610,900:
Unaffiliated investments (cost $52,041,501,722)	$51,043,478,425
Affiliated investments (cost $2,243,481,012)	2,230,958,925
Cash	731,501
Foreign currency, at value (cost $168,373,893)	168,844,128
Receivable for investments sold	638,948,474
Dividends and interest receivable	454,123,215
Unrealized appreciation on OTC swap agreements	82,531,318
Unrealized appreciation on OTC forward foreign currency exchange contracts	62,537,403
Receivable for Fund shares sold	57,652,363
Premiums paid for OTC swap agreements	46,134,271
Due from broker—variation margin futures	18,682,071
Due from broker—variation margin swaps and swaptions	1,856,666
Unrealized appreciation on unfunded loan commitments	937,257
Prepaid expenses and other assets	12,775,741

Total Assets	54,820,191,758

Liabilities
Payable for investments purchased	1,106,881,309
Payable to broker for collateral for securities on loan	401,705,801
Options written outstanding, at value (premiums received $172,536,181)	182,881,945
Payable for Fund shares purchased	83,095,158
Unrealized depreciation on OTC swap agreements	72,117,825
Premiums received for OTC swap agreements	28,993,308
Unrealized depreciation on OTC forward foreign currency exchange contracts	23,356,961
Dividends and Distributions payable	16,414,550
Management fee payable	16,239,963
Unrealized depreciation on OTC bond forward contracts	10,042,892
Accrued expenses and other liabilities	2,027,693
Distribution fee payable	779,835
Affiliated transfer agent fee payable	116,812
Unrealized depreciation on unfunded loan commitment	18,727
Directors’ fees payable	11,333

Total Liabilities	1,944,684,112

Net Assets	$52,875,507,646

Net assets were comprised of:
Common stock, at par	$4,390,567
Paid-in capital in excess of par	61,326,530,435
Total distributable earnings (loss)	(8,455,413,356)

Net assets, April 30, 2026	$52,875,507,646

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2026

Class A

Net asset value and redemption price per share, ($2,256,106,532 ÷ 186,833,435 shares of common stock issued and outstanding)	$12.08
Maximum sales charge (3.25% of offering price)	0.41

Maximum offering price to public	$12.49

Class C

Net asset value, offering price and redemption price per share, ($243,401,876 ÷ 20,176,980 shares of common stock issued and outstanding)	$12.06

Class R

Net asset value, offering price and redemption price per share, ($255,564,597 ÷ 21,122,065 shares of common stock issued and outstanding)	$12.10

Class Z

Net asset value, offering price and redemption price per share, ($26,383,359,342 ÷ 2,192,485,090 shares of common stock issued and outstanding)	$12.03

Class R2

Net asset value, offering price and redemption price per share, ($34,439,028 ÷ 2,859,140 shares of common stock issued and outstanding)	$12.05

Class R4

Net asset value, offering price and redemption price per share, ($44,198,645 ÷ 3,668,374 shares of common stock issued and outstanding)	$12.05

Class R6

Net asset value, offering price and redemption price per share, ($23,658,437,626 ÷ 1,963,421,630 shares of common stock issued and outstanding)	$12.05

See Notes to Financial Statements.

PGIM Total Return Bond Fund  153

PGIM Total Return Bond Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Income
Interest income	$1,251,743,290
Affiliated dividend income	32,085,511
Unaffiliated dividend income	758,067
Income from securities lending, net (including affiliated income of $558,583)	560,583

Total income	1,285,147,451

Expenses
Management fee	99,938,861
Distribution fee(a)	5,155,726
Shareholder servicing fees(a)	41,302
Transfer agent’s fees and expenses (including affiliated expense of $265,848)(a)	14,928,446
Custodian and accounting fees	1,245,354
Shareholders’ reports	810,429
Registration fees(a)	368,206
Directors’ fees	319,340
Professional fees	163,099
SEC registration fees	124,863
Audit fee	37,697
Miscellaneous	319,605

Total expenses	123,452,928
Less: Fee waiver and/or expense reimbursement(a)	(2,101,141)
Distribution fee waiver(a)	(329,734)

Net expenses	121,022,053

Net investment income (loss)	1,164,125,398

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $352,770)	(26,529,324)
Affiliated net capital gain distributions received	6,146
Futures transactions	42,517,674
Forward and cross currency contract transactions	(31,793,971)
Options written transactions	635,240,673
Swap agreement transactions	(624,956,021)
Foreign currency transactions	40,693,769

35,178,946

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(13,060,325))	(471,097,758)
Futures	(276,531,677)
Bond forward contracts	(15,199,142)
Forward and cross currency contracts	(17,992,732)
Options written	(30,471,256)
Swap agreements	49,582,372
Foreign currencies	4,378,039
Unfunded loan commitments	115,364

(757,216,790)

Net gain (loss) on investment and foreign currency transactions	(722,037,844)

Net Increase (Decrease) In Net Assets Resulting From Operations	$442,087,554

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	2,837,277	1,284,741	989,202	—	44,506	—	—
Shareholder servicing fees	—	—	—	—	17,802	23,500	—
Transfer agent’s fees and expenses	1,246,188	125,495	162,823	13,082,462	30,084	34,730	246,664
Registration fees	43,143	21,820	13,389	157,693	10,259	8,839	113,063
Fee waiver and/or expense reimbursement	(62,310)	(7,016)	(25,209)	(982,370)	(14,624)	(9,617)	(999,995)
Distribution fee waiver	—	—	(329,734)	—	—	—	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,164,125,398	$2,309,100,075
Net realized gain (loss) on investment and foreign currency transactions	35,178,946	(1,174,543,261)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(757,216,790)	2,134,897,532

Net increase (decrease) in net assets resulting from operations	442,087,554	3,269,454,346

Dividends and Distributions
Distributions from distributable earnings
Class A	(47,112,513)	(84,512,384)
Class C	(4,368,686)	(9,162,942)
Class R	(5,136,294)	(9,966,386)
Class Z	(572,696,251)	(1,003,536,329)
Class R2	(715,005)	(1,440,176)
Class R4	(1,002,332)	(1,744,535)
Class R6	(524,789,080)	(888,649,574)

	(1,155,820,161)	(1,999,012,326)

Tax return of capital distributions
Class A	—	(13,262,401)
Class C	—	(1,437,927)
Class R	—	(1,564,009)
Class Z	—	(157,483,429)
Class R2	—	(226,005)
Class R4	—	(273,767)
Class R6	—	(139,454,426)

	—	(313,701,964)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	7,136,530,250	14,456,263,447
Net asset value of shares issued in reinvestment of dividends and distributions	1,062,040,140	2,148,704,124
Cost of shares purchased	(6,731,091,011)	(14,720,040,822)

Net increase (decrease) in net assets from Fund share transactions	1,467,479,379	1,884,926,749

Total increase (decrease)	753,746,772	2,841,666,805

Net Assets:

Beginning of period	52,121,760,874	49,280,094,069

End of period	$52,875,507,646	$52,121,760,874

See Notes to Financial Statements.

PGIM Total Return Bond Fund  155

PGIM Total Return Bond Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.24		$12.01	$11.19	$11.59	$14.59	$14.76
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.52	0.54	0.49	0.35	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.16)		0.24	0.82	(0.23)	(2.91)	(0.13)
Total from investment operations	0.09		0.76	1.36	0.26	(2.56)	0.18
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.45)	(0.53)	(0.61)	(0.44)	(0.35)
Tax return of capital distributions	-		(0.08)	(0.01)	(0.05)	-	-
Total dividends and distributions	(0.25)		(0.53)	(0.54)	(0.66)	(0.44)	(0.35)
Net asset value, end of period	$12.08		$12.24	$12.01	$11.19	$11.59	$14.59
Total Return(b):	0.74%		6.45%	12.28%	2.10%	(17.86)%	1.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,256,107		$2,313,274	$2,206,338	$1,824,759	$2,008,053	$2,758,270
Average net assets (000)	$2,288,633		$2,236,905	$2,042,292	$2,035,470	$2,296,656	$3,625,405
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.75	%(d)	0.75%	0.76%	0.76%	0.75%	0.76%
Expenses before waivers and/or expense reimbursement	0.76	%(d)	0.76%	0.77%	0.78%	0.76%	0.78%
Net investment income (loss)	4.18	%(d)	4.36%	4.55%	4.15%	2.68%	2.11%
Portfolio turnover rate(e)(f)	57%		91%	113%	310%	130%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.23		$11.99	$11.17	$11.58	$14.57	$14.74
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.44	0.45	0.40	0.26	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.17)		0.24	0.82	(0.23)	(2.91)	(0.13)
Total from investment operations	0.04		0.68	1.27	0.17	(2.65)	0.08
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.36)	(0.44)	(0.53)	(0.34)	(0.25)
Tax return of capital distributions	-		(0.08)	(0.01)	(0.05)	-	-
Total dividends and distributions	(0.21)		(0.44)	(0.45)	(0.58)	(0.34)	(0.25)
Net asset value, end of period	$12.06		$12.23	$11.99	$11.17	$11.58	$14.57
Total Return(b):	0.29%		5.76%	11.46%	1.27%	(18.42)%	0.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$243,402		$270,915	$322,437	$310,104	$356,761	$624,724
Average net assets (000)	$259,078		$291,346	$324,413	$338,939	$487,082	$705,707
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.50	%(d)	1.49%	1.50%	1.49%	1.49%	1.47%
Expenses before waivers and/or expense reimbursement	1.51	%(d)	1.50%	1.51%	1.50%	1.50%	1.47%
Net investment income (loss)	3.43	%(d)	3.63%	3.81%	3.41%	1.93%	1.39%
Portfolio turnover rate(e)(f)	57%		91%	113%	310%	130%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund 157

PGIM Total Return Bond Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.26		$12.03	$11.21	$11.62	$14.62	$14.79
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.49	0.51	0.46	0.32	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.16)		0.24	0.82	(0.23)	(2.91)	(0.12)
Total from investment operations	0.08		0.73	1.33	0.23	(2.59)	0.15
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.42)	(0.50)	(0.59)	(0.41)	(0.32)
Tax return of capital distributions	-		(0.08)	(0.01)	(0.05)	-	-
Total dividends and distributions	(0.24)		(0.50)	(0.51)	(0.64)	(0.41)	(0.32)
Net asset value, end of period	$12.10		$12.26	$12.03	$11.21	$11.62	$14.62
Total Return(b):	0.62%		6.17%	11.98%	1.77%	(18.03)%	0.99%

Ratios/Supplemental Data:
Net assets, end of period (000)	$255,565		$275,640	$298,219	$304,132	$338,271	$503,005
Average net assets (000)	$265,973		$280,137	$311,709	$332,133	$423,633	$521,465
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.01	%(d)	1.01%	1.01%	1.01%	1.01%	1.01%
Expenses before waivers and/or expense reimbursement	1.28	%(d)	1.28%	1.28%	1.29%	1.30%	1.29%
Net investment income (loss)	3.93	%(d)	4.11%	4.30%	3.89%	2.42%	1.85%
Portfolio turnover rate(e)(f)	57%		91%	113%	310%	130%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.20		$11.96	$11.15	$11.55	$14.54	$14.71
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.55	0.57	0.52	0.39	0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.17)		0.24	0.81	(0.23)	(2.91)	(0.13)
Total from investment operations	0.10		0.79	1.38	0.29	(2.52)	0.22
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.47)	(0.56)	(0.64)	(0.47)	(0.39)
Tax return of capital distributions	-		(0.08)	(0.01)	(0.05)	-	-
Total dividends and distributions	(0.27)		(0.55)	(0.57)	(0.69)	(0.47)	(0.39)
Net asset value, end of period	$12.03		$12.20	$11.96	$11.15	$11.55	$14.54
Total Return(b):	0.79%		6.82%	12.51%	2.28%	(17.57)%	1.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,383,359		$25,974,358	$24,451,209	$18,260,271	$16,247,522	$27,785,966
Average net assets (000)	$26,159,663		$25,051,254	$21,919,268	$17,843,531	$21,834,025	$32,125,666
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.49	%(d)	0.49%	0.49%	0.49%	0.49%	0.49%
Expenses before waivers and/or expense reimbursement	0.50	%(d)	0.50%	0.50%	0.51%	0.52%	0.51%
Net investment income (loss)	4.45	%(d)	4.63%	4.81%	4.43%	2.92%	2.37%
Portfolio turnover rate(e)(f)	57%		91%	113%	310%	130%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund 159

PGIM Total Return Bond Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.21		$11.98	$11.16	$11.56	$14.55	$14.72
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.51	0.53	0.47	0.34	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.16)		0.23	0.81	(0.22)	(2.91)	(0.13)
Total from investment operations	0.08		0.74	1.34	0.25	(2.57)	0.16
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.43)	(0.51)	(0.60)	(0.42)	(0.33)
Tax return of capital distributions	-		(0.08)	(0.01)	(0.05)	-	-
Total dividends and distributions	(0.24)		(0.51)	(0.52)	(0.65)	(0.42)	(0.33)
Net asset value, end of period	$12.05		$12.21	$11.98	$11.16	$11.56	$14.55
Total Return(b):	0.67%		6.31%	12.15%	1.88%	(17.89)%	1.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,439		$38,517	$42,583	$33,851	$38,733	$54,918
Average net assets (000)	$35,900		$39,333	$38,417	$37,134	$47,445	$75,003
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.89	%(d)	0.89%	0.89%	0.89%	0.89%	0.89%
Expenses before waivers and/or expense reimbursement	0.97	%(d)	0.96%	0.97%	0.95%	0.96%	0.93%
Net investment income (loss)	4.05	%(d)	4.23%	4.41%	4.01%	2.54%	1.98%
Portfolio turnover rate(e)(f)	57%		91%	113%	310%	130%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.21		$11.98	$11.16	$11.57	$14.55	$14.73
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.54	0.56	0.50	0.37	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.16)		0.23	0.81	(0.23)	(2.90)	(0.14)
Total from investment operations	0.10		0.77	1.37	0.27	(2.53)	0.19
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.46)	(0.54)	(0.63)	(0.45)	(0.37)
Tax return of capital distributions	-		(0.08)	(0.01)	(0.05)	-	-
Total dividends and distributions	(0.26)		(0.54)	(0.55)	(0.68)	(0.45)	(0.37)
Net asset value, end of period	$12.05		$12.21	$11.98	$11.16	$11.57	$14.55
Total Return(b):	0.80%		6.57%	12.43%	2.13%	(17.68)%	1.29%

Ratios/Supplemental Data:
Net assets, end of period (000)	$44,199		$53,835	$44,366	$49,884	$65,262	$103,030
Average net assets (000)	$47,388		$45,039	$50,744	$60,376	$88,897	$114,912
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.64	%(d)	0.64%	0.64%	0.64%	0.64%	0.64%
Expenses before waivers and/or expense reimbursement	0.68	%(d)	0.69%	0.68%	0.68%	0.68%	0.66%
Net investment income (loss)	4.30	%(d)	4.47%	4.67%	4.26%	2.77%	2.23%
Portfolio turnover rate(e)(f)	57%		91%	113%	310%	130%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund 161

PGIM Total Return Bond Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.21		$11.98	$11.16	$11.57	$14.56	$14.73
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.57	0.59	0.53	0.40	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.16)		0.23	0.81	(0.23)	(2.90)	(0.12)
Total from investment operations	0.11		0.80	1.40	0.30	(2.50)	0.24
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.49)	(0.57)	(0.66)	(0.49)	(0.41)
Tax return of capital distributions	-		(0.08)	(0.01)	(0.05)	-	-
Total dividends and distributions	(0.27)		(0.57)	(0.58)	(0.71)	(0.49)	(0.41)
Net asset value, end of period	$12.05		$12.21	$11.98	$11.16	$11.57	$14.56
Total Return(b):	0.92%		6.84%	12.71%	2.39%	(17.53)%	1.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,658,438		$23,195,223	$21,914,943	$18,747,254	$18,996,401	$25,136,248
Average net assets (000)	$23,439,086		$21,716,208	$20,421,250	$19,675,230	$22,463,818	$23,688,250
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses before waivers and/or expense reimbursement	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	4.55	%(d)	4.73%	4.91%	4.52%	3.05%	2.47%
Portfolio turnover rate(e)(f)	57%		91%	113%	310%	130%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 17 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the following series of the RIC: PGIM Short Duration Multi-Sector Bond Fund and PGIM Total Return Bond Fund (each, a “Fund” and collectively, the Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective
PGIM Short Duration Multi-Sector Bond Fund (“Short Duration Multi-Sector Bond”)	Total return.
PGIM Total Return Bond Fund (“Total Return Bond”)	Total return.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services —Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Notes to Financial Statements (unaudited) (continued)

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

Private debt/loans are generally valued at prices obtained by independent valuation providers. Such valuation providers typically utilize the income approach as the primary methodology, but may use other fair value approaches based on facts and circumstances. Valuations received from the independent valuation providers are reviewed by the Valuation Designee to ensure the valuations are in accordance with the Funds’ valuation policies and procedures as well as all relevant valuation and accounting standards. Private debt/loans are generally classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Bond Forward Contracts: Certain Funds invested in bond forward contracts which are primarily used to hedge their exposure to interest rate fluctuations. These transactions involve a commitment by the Fund to purchase or sell a specific bond at a future date for a predetermined fixed price and with no upfront payments. Bond forward contracts are valued daily at the current underlying bond forward price and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on bond forward contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference of the agreed upon forward price and the actual price of the security at settlement. This gain (loss), if any, is included in net realized gain (loss) on bond forward transactions.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Funds enter into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the

Notes to Financial Statements (unaudited) (continued)

cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Funds purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Funds may also use options to gain additional market exposure. The Funds’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised. Certain Funds entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Funds used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Funds’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: Certain Funds entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Funds are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Funds entered into total return swaps to manage their exposure to a security or an index. The Funds’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Funds’ favor, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Funds invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Funds acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Funds generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a

Notes to Financial Statements (unaudited) (continued)

floating rate and other loans participation, the Funds generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Funds generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Funds may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the institution selling the participation to the Funds.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of each Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to each Fund is held in a segregated account by each Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by each Fund is segregated by each Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by each Fund and the applicable counterparty. Collateral requirements are determined based on each Fund’s net position with each counterparty. Termination events applicable to each Fund may occur upon a decline in each Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of each Fund’s counterparties to elect early termination could impact each Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: Certain Funds held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Funds until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain Funds invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Funds purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Funds entered into mortgage dollar rolls in which the Funds sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgoes principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Funds maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Funds are subject to the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Notes to Financial Statements (unaudited) (continued)

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to the Fund through its investment group PGIM Credit, and PGIM Limited (collectively, the subadviser). Effective April 8, 2026, PGIM Fixed Income was renamed PGIM Credit. PGIM Credit continues to be an investment group of PGIM, Inc. The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2026, the contractual and effective management fee rates were as follows:

Fund	Contractual Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements
Short Duration Multi-Sector Bond	0.32% of average daily net assets up to $5 billion; 0.31% of average daily net assets over $5 billion.	0.32%
Total Return Bond	0.44% of average daily net assets up to $1 billion; 0.42% of average daily net assets from $1 billion to $3 billion; 0.40% of average daily net assets from $3 billion to $5 billion; 0.39% of average daily net assets from $5 billion to $10 billion; 0.38% of average daily net assets from $10 billion to $50 billion; 0.37% of average daily net assets from $50 billion to $100 billion; and 0.36% of average daily net assets over $100 billion.	0.38

The Manager has contractually agreed, through February 28, 2027, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation
Short Duration Multi-Sector Bond - Class A	0.85%
Short Duration Multi-Sector Bond - Class C	1.60
Short Duration Multi-Sector Bond - Class Z	0.39
Short Duration Multi-Sector Bond - Class R6	0.32
Total Return Bond - Class A	0.76
Total Return Bond - Class C	1.51
Total Return Bond - Class R	1.01
Total Return Bond - Class Z	0.49
Total Return Bond - Class R2	0.89
Total Return Bond - Class R4	0.64
Total Return Bond - Class R6	0.39

Separately, the Manager has contractually agreed that to the extent the Fund invests in an ETF advised by PGIM Investments (“PGIM ETF”), the Manager will waive any management fees it receives from the Fund in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Fund’s investment in such PGIM ETF. This waiver will be effective at any time the Fund is invested in the PGIM ETF and will remain in effect for so long as the Fund is invested in the PGIM ETF, unless earlier terminated by agreement of the Board of the Fund.

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of each Fund, as applicable. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C, Class R and Class R2 shares, as applicable, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2027 to limit such fees on certain classes based on the average net assets. The distribution fees are accrued daily and payable monthly.

The Total Return Bond Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

Each Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
Short Duration Multi-Sector Bond - Class A	0.25%	0.25%	N/A%
Short Duration Multi-Sector Bond - Class C	1.00	1.00	N/A
Short Duration Multi-Sector Bond - Class Z	N/A	N/A	N/A
Short Duration Multi-Sector Bond - Class R6	N/A	N/A	N/A
Total Return Bond - Class A	0.25	0.25	N/A
Total Return Bond - Class C	1.00	1.00	N/A
Total Return Bond - Class R	0.75	0.50	N/A
Total Return Bond - Class Z	N/A	N/A	N/A
Total Return Bond - Class R2	0.25	0.25	0.10
Total Return Bond - Class R4	N/A	N/A	0.10
Total Return Bond - Class R6	N/A	N/A	N/A

Notes to Financial Statements (unaudited) (continued)

For the reporting period ended April 30, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Short Duration Multi-Sector Bond - Class A	$327,741	$75,645

Short Duration Multi-Sector Bond - Class C	—	3,601
Total Return Bond - Class A	584,384	39,425

Total Return Bond - Class C	—	7,758

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2026, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2026, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Short Duration Multi-Sector Bond	$4,127,623,579	$4,517,637,266

Total Return Bond	21,623,982,171	28,381,868,900

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2026, is presented as follows:

Short Duration Multi-Sector Bond:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM AAA CLO ETF

$147,036,922	$938,803	$ 147,942,192	$ (523,986)	$490,453	$—	—	$2,369,775	$ —

PGIM Active High Yield Bond ETF

23,175,745	959,554	11,063	(319,772)	(30)	23,804,434	678,189	905,941	—

Short Duration Multi-Sector Bond (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

PGIM Corporate Bond 0-5 Year ETF

$ 71,970,480	$42,818,751	$—	$(959,606)	$—	$113,829,625	2,275,000	$2,404,151		$40,329

PGIM Corporate Bond 5-10 Year ETF

8,917,983	16,498,820	—	(422,253)	—	24,994,550	500,000	503,693		12,200

$251,101,130	$61,215,928	$147,953,255	$(2,225,617)	$490,423	$162,628,609		$6,183,560		$52,529

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wa)

184,968,252	1,567,057,864	1,677,345,461	—	—	74,680,655	74,680,655	2,236,809		—

PGIM Institutional Money Market Fund (7-day effective yield 3.844%)(b)(wa)

44,206,031	290,860,664	277,582,916	5,690	(1,872)	57,487,597	57,522,111	72,761	(1)	—

$229,174,283	$1,857,918,528	$1,954,928,377	$5,690	$(1,872)	$132,168,252		$2,309,570		$—

$480,275,413	$1,919,134,456	$2,102,881,632	$(2,219,927)	$488,551	$294,796,861		$8,493,130		$52,529

Total Return Bond:
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM AAA CLO ETF

$ 94,072,748	$1,146,863	$95,197,584	$ (424,428)	$402,401	$—	—	$1,518,199		$—

PGIM Active High Yield Bond ETF

14,836,860	2,925,741	—	(212,601)	—	17,550,000	500,000	654,256		—

PGIM Corporate Bond 0-5 Year ETF

3,787,920	305,988,953	—	(3,312,498)	—	306,464,375	6,125,000	2,950,425		1,571

PGIM Corporate Bond 5-10 Year ETF

3,821,993	453,961,109	—	(9,130,929)	—	448,652,173	8,975,000	5,296,428		4,575

$ 116,519,521	$764,022,666	$95,197,584	$(13,080,456)	$402,401	$772,666,548		$10,419,308		$6,146

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wa)

2,149,228,817	8,663,429,456	9,757,679,379	—	—	1,054,978,894	1,054,978,894	21,666,203		—

PGIM Institutional Money Market Fund (7-day effective yield 3.844%)(b)(wa)

375,859,183	1,505,230,098	1,477,746,298	20,131	(49,631)	403,313,483	403,555,616	558,583	(1)	—

$2,525,088,000	$10,168,659,554	$11,235,425,677	$20,131	$(49,631)	$1,458,292,377		$22,224,786		$—

$2,641,607,521	$10,932,682,220	$11,330,623,261	$(13,060,325)	$352,770	$2,230,958,925		$32,644,094		$6,146

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of April 30, 2026 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Short Duration Multi-Sector Bond	$ 7,895,582,479	$124,291,035	$ (89,663,586)	$ 34,627,449

Total Return Bond	54,327,218,281	976,345,334	(2,198,363,349)	(1,222,018,015)

Notes to Financial Statements (unaudited) (continued)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized

Short Duration Multi-Sector Bond	$199,823,000	$—

Total Return Bond	7,034,366,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2025 are subject to such review.

7.	Capital and Ownership

The Short Duration Multi-Sector Bond Fund offers Class A, Class C, Class Z and Class R6 shares. The Total Return Bond Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25% for Short Duration Multi-Sector Bond Fund and 3.25% for Total Return Bond Fund. For Short Duration Multi-Sector Bond Fund, investors who purchase $250,000 or more of Class A shares and sell those shares within 18 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. For Total Return Bond Fund, investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is authorized to issue 50,500,000,000 shares of common stock, $0.001 par value per share. The authorized shares of each Fund are currently classified and designated as follows:

Fund	Number of Shares

Short Duration Multi-Sector Bond - Class A	250,000,000

Short Duration Multi-Sector Bond - Class C	50,000,000

Short Duration Multi-Sector Bond - Class Z	1,500,000,000

Short Duration Multi-Sector Bond - Class T	25,000,000

Short Duration Multi-Sector Bond - Class R6	1,500,000,000

Total Return Bond - Class A	2,200,000,000

Total Return Bond - Class B	5,000,000

Total Return Bond - Class C	500,000,000

Total Return Bond - Class R	500,000,000

Total Return Bond - Class Z	23,000,000,000

Total Return Bond - Class T	470,000,000

Total Return Bond - Class R2	400,000,000

Total Return Bond - Class R4	400,000,000

Total Return Bond - Class R6	19,700,000,000

The Funds currently do not have any Class B or Class T shares outstanding, as applicable.

As of April 30, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares

Total Return Bond–Class Z	394,149	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Short Duration Multi-Sector Bond	—	—%

Total Return Bond	—	—

Unaffiliated:

Short Duration Multi-Sector Bond	6	82.0

Total Return Bond	7	65.6

Transactions in shares of common stock were as follows:

Short Duration Multi-Sector Bond:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2026:

Shares sold	22,432,540	$200,598,849

Shares issued in reinvestment of dividends and distributions	1,936,795	17,312,525

Shares purchased	(14,349,306)	(128,207,959)

Net increase (decrease) in shares outstanding before conversion	10,020,029	89,703,415

Shares issued upon conversion from other share class(es)	759,019	6,789,036

Shares purchased upon conversion into other share class(es)	(1,337,633)	(11,959,241)

Net increase (decrease) in shares outstanding	9,441,415	$84,533,210

Year ended October 31, 2025:

Shares sold	43,680,819	$388,330,622

Shares issued in reinvestment of dividends and distributions	3,605,513	32,049,434

Shares purchased	(23,835,242)	(211,886,077)

Net increase (decrease) in shares outstanding before conversion	23,451,090	208,493,979

Shares issued upon conversion from other share class(es)	1,420,781	12,628,978

Shares purchased upon conversion into other share class(es)	(1,563,761)	(13,906,416)

Net increase (decrease) in shares outstanding	23,308,110	$207,216,541

Class C

Six months ended April 30, 2026:

Shares sold	999,384	$8,941,436

Shares issued in reinvestment of dividends and distributions	103,175	923,035

Shares purchased	(709,755)	(6,343,602)

Net increase (decrease) in shares outstanding before conversion	392,804	3,520,869

Shares purchased upon conversion into other share class(es)	(289,159)	(2,587,238)

Net increase (decrease) in shares outstanding	103,645	$933,631

Year ended October 31, 2025:

Shares sold	2,229,858	$19,834,008

Shares issued in reinvestment of dividends and distributions	227,159	2,019,702

Shares purchased	(1,026,213)	(9,125,364)

Net increase (decrease) in shares outstanding before conversion	1,430,804	12,728,346

Shares purchased upon conversion into other share class(es)	(395,539)	(3,517,423)

Net increase (decrease) in shares outstanding	1,035,265	$9,210,923

Class Z

Six months ended April 30, 2026:

Shares sold	97,124,798	$871,545,761

Shares issued in reinvestment of dividends and distributions	9,510,951	85,318,893

Notes to Financial Statements (unaudited) (continued)

Short Duration Multi-Sector Bond (cont’d.):

Share Class	Shares	Amount

Shares purchased	(74,296,729)	$(666,343,984)

Net increase (decrease) in shares outstanding before conversion	32,339,020	290,520,670

Shares issued upon conversion from other share class(es)	1,236,117	11,084,729

Shares purchased upon conversion into other share class(es)	(809,273)	(7,262,844)

Net increase (decrease) in shares outstanding	32,765,864	$294,342,555

Year ended October 31, 2025:

Shares sold	233,467,124	$2,082,069,640

Shares issued in reinvestment of dividends and distributions	18,398,098	164,165,930

Shares purchased	(134,552,459)	(1,200,209,762)

Net increase (decrease) in shares outstanding before conversion	117,312,763	1,046,025,808

Shares issued upon conversion from other share class(es)	2,904,167	25,944,248

Shares purchased upon conversion into other share class(es)	(5,195,271)	(46,200,134)

Net increase (decrease) in shares outstanding	115,021,659	$1,025,769,922

Class R6

Six months ended April 30, 2026:

Shares sold	59,198,589	$529,560,578

Shares issued in reinvestment of dividends and distributions	6,982,463	62,451,216

Shares purchased	(39,917,772)	(356,924,864)

Net increase (decrease) in shares outstanding before conversion	26,263,280	235,086,930

Shares issued upon conversion from other share class(es)	768,433	6,874,233

Shares purchased upon conversion into other share class(es)	(329,109)	(2,938,675)

Net increase (decrease) in shares outstanding	26,702,604	$239,022,488

Year ended October 31, 2025:

Shares sold	126,385,369	$1,123,572,971

Shares issued in reinvestment of dividends and distributions	13,334,167	118,586,399

Shares purchased	(64,895,823)	(577,226,606)

Net increase (decrease) in shares outstanding before conversion	74,823,713	664,932,764

Shares issued upon conversion from other share class(es)	4,668,127	41,353,523

Shares purchased upon conversion into other share class(es)	(1,830,254)	(16,302,776)

Net increase (decrease) in shares outstanding	77,661,586	$689,983,511

Total Return Bond:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2026:

Shares sold	19,784,968	$241,326,388

Shares issued in reinvestment of dividends and distributions	3,617,349	44,128,862

Shares purchased	(26,702,830)	(325,659,176)

Net increase (decrease) in shares outstanding before conversion	(3,300,513)	(40,203,926)

Shares issued upon conversion from other share class(es)	4,439,605	54,149,912

Shares purchased upon conversion into other share class(es)	(3,315,984)	(40,431,503)

Net increase (decrease) in shares outstanding	(2,176,892)	$(26,485,517)

Year ended October 31, 2025:

Shares sold	49,088,292	$589,351,743

Shares issued in reinvestment of dividends and distributions	7,596,930	91,520,865

Shares purchased	(53,837,426)	(646,132,226)

Net increase (decrease) in shares outstanding before conversion	2,847,796	34,740,382

Shares issued upon conversion from other share class(es)	8,283,875	99,416,106

Total Return Bond (cont’d.):

Share Class	Shares	Amount

Shares purchased upon conversion into other share class(es)	(5,888,663)	$(70,737,740)

Net increase (decrease) in shares outstanding	5,243,008	$63,418,748

Class C

Six months ended April 30, 2026:

Shares sold	1,159,808	$14,144,580

Shares issued in reinvestment of dividends and distributions	340,047	4,143,657

Shares purchased	(1,908,702)	(23,248,753)

Net increase (decrease) in shares outstanding before conversion	(408,847)	(4,960,516)

Shares issued upon conversion from other share class(es)	821	10,020

Shares purchased upon conversion into other share class(es)	(1,572,880)	(19,164,293)

Net increase (decrease) in shares outstanding	(1,980,906)	$(24,114,789)

Year ended October 31, 2025:

Shares sold	2,878,869	$34,560,146

Shares issued in reinvestment of dividends and distributions	833,897	10,033,559

Shares purchased	(5,114,326)	(61,296,554)

Net increase (decrease) in shares outstanding before conversion	(1,401,560)	(16,702,849)

Shares purchased upon conversion into other share class(es)	(3,323,878)	(39,816,754)

Net increase (decrease) in shares outstanding	(4,725,438)	$(56,519,603)

Class R

Six months ended April 30, 2026:

Shares sold	632,370	$7,739,341

Shares issued in reinvestment of dividends and distributions	420,216	5,135,065

Shares purchased	(2,407,545)	(29,376,530)

Net increase (decrease) in shares outstanding	(1,354,959)	$(16,502,124)

Year ended October 31, 2025:

Shares sold	2,534,677	$30,501,603

Shares issued in reinvestment of dividends and distributions	954,668	11,524,846

Shares purchased	(5,801,219)	(69,820,821)

Net increase (decrease) in shares outstanding before conversion	(2,311,874)	(27,794,372)

Shares purchased upon conversion into other share class(es)	(712)	(8,497)

Net increase (decrease) in shares outstanding	(2,312,586)	$(27,802,869)

Class Z

Six months ended April 30, 2026:

Shares sold	316,452,021	$3,847,245,783

Shares issued in reinvestment of dividends and distributions	43,327,092	526,589,080

Shares purchased	(296,579,108)	(3,604,010,983)

Net increase (decrease) in shares outstanding before conversion	63,200,005	769,823,880

Shares issued upon conversion from other share class(es)	3,407,193	41,396,058

Shares purchased upon conversion into other share class(es)	(3,804,731)	(46,283,348)

Net increase (decrease) in shares outstanding	62,802,467	$764,936,590

Year ended October 31, 2025:

Shares sold	653,338,196	$7,826,417,164

Shares issued in reinvestment of dividends and distributions	89,428,450	1,073,647,655

Shares purchased	(664,381,652)	(7,941,253,655)

Net increase (decrease) in shares outstanding before conversion	78,384,994	958,811,164

Shares issued upon conversion from other share class(es)	19,190,590	230,069,323

Shares purchased upon conversion into other share class(es)	(11,555,618)	(138,848,399)

Net increase (decrease) in shares outstanding	86,019,966	$1,050,032,088

Class R2

Six months ended April 30, 2026:

Shares sold	320,758	$3,904,228

Shares issued in reinvestment of dividends and distributions	58,567	712,676

Notes to Financial Statements (unaudited) (continued)

Total Return Bond (cont’d.):

Share Class	Shares	Amount

Shares purchased	(675,192)	$(8,222,957)

Net increase (decrease) in shares outstanding	(295,867)	$(3,606,053)

Year ended October 31, 2025:

Shares sold	813,409	$9,751,141

Shares issued in reinvestment of dividends and distributions	138,371	1,662,373

Shares purchased	(1,352,441)	(16,145,414)

Net increase (decrease) in shares outstanding	(400,661)	$(4,731,900)

Class R4

Six months ended April 30, 2026:

Shares sold	724,974	$8,809,536

Shares issued in reinvestment of dividends and distributions	36,792	447,786

Shares purchased	(1,502,211)	(18,251,779)

Net increase (decrease) in shares outstanding	(740,445)	$(8,994,457)

Year ended October 31, 2025:

Shares sold	1,824,026	$21,954,976

Shares issued in reinvestment of dividends and distributions	103,715	1,247,141

Shares purchased	(1,221,722)	(14,660,788)

Net increase (decrease) in shares outstanding before conversion	706,019	8,541,329

Shares purchased upon conversion into other share class(es)	(861)	(10,312)

Net increase (decrease) in shares outstanding	705,158	$8,531,017

Class R6

Six months ended April 30, 2026:

Shares sold	247,461,049	$3,013,360,394

Shares issued in reinvestment of dividends and distributions	39,518,746	480,883,014

Shares purchased	(223,682,268)	(2,722,320,833)

Net increase (decrease) in shares outstanding before conversion	63,297,527	771,922,575

Shares issued upon conversion from other share class(es)	1,446,373	17,637,342

Shares purchased upon conversion into other share class(es)	(601,255)	(7,314,188)

Net increase (decrease) in shares outstanding	64,142,645	$782,245,729

Year ended October 31, 2025:

Shares sold	495,401,957	$5,943,726,674

Shares issued in reinvestment of dividends and distributions	79,759,696	959,067,685

Shares purchased	(498,385,645)	(5,970,731,364)

Net increase (decrease) in shares outstanding before conversion	76,776,008	932,062,995

Shares issued upon conversion from other share class(es)	7,658,745	92,336,049

Shares purchased upon conversion into other share class(es)	(14,349,595)	(172,399,776)

Net increase (decrease) in shares outstanding	70,085,158	$851,999,268

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA

Term of Commitment	9/26/2025 - 9/24/2026

Total Commitment	$1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

SCA

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds did not utilize the SCA during the reporting period ended April 30, 2026.

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Short Duration Multi-Sector Bond	Total Return Bond

Collateralized Loan Obligations	X	X

Covenant-Lite	X	X

Credit	X	X

Currency	X	X

Debt Obligations	X	X

Derivatives	X	X

Economic and Market Events	X	X

Emerging Markets	X	X

Floating Rate and Other Loans	X	X

Foreign Securities	X	X

Increase in Expenses	X	X

Interest Rate	X	X

Junk Bonds	X	X

Large Shareholder and Large Scale Redemption	X	X

Liquidity	X	X

Management	X	X

Market Disruption and Geopolitical	X	X

Market	X	X

Mortgage-Backed and Asset-Backed Securities	X	X

Portfolio Turnover	X	X

Structured Products	X	X

U.S. Government and Agency Securities	X	X

Collateralized Loan Obligations (“CLOs”) Risk: CLOs are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

Covenant-Lite Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite,” which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income

Notes to Financial Statements (unaudited) (continued)

securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Funds will depend on its subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Funds and therefore may magnify or otherwise increase investment losses to the Funds. The Funds’ use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an OTC market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the

Notes to Financial Statements (unaudited) (continued)

Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Portfolio Turnover Risk: The Fund may engage in active and frequent trading leading to an increased portfolio turnover rate. Under certain market conditions, the Fund’s portfolio turnover rate may be higher than that of other funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Structured Products Risk: Holders of structured product securities bear risks of the underlying investments, index or reference obligation. Certain structured products may be thinly traded or have a limited trading market, and as a result may be characterized as illiquid. The possible lack of a liquid secondary market for structured securities and the resulting inability of the Fund to sell a structured security could expose the Fund to losses and could make structured securities more difficult for the Fund to value accurately, which may also result in additional costs. Structured products are also subject to credit risk; the assets backing the structured product may be insufficient to pay interest or principal. In addition to the general risks associated with investments in fixed income, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured securities are generally privately negotiated debt obligations where the principal and/or interest or value of the structured security is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference instrument”), and changes in the reference instrument or security may cause significant price fluctuations, or could cause the interest rate on the structured security to be reduced to zero. Holders of structured products indirectly bear risks associated with the reference instrument, are subject to counterparty risk and typically do not have direct rights against the reference instrument. Structured products may also entail structural complexity and documentation risk and there is no guarantee that the courts or administrators will interpret the priority of principal and interest payments as expected.

U. S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U. S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

10.	Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Funds adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

11.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of April 30, 2026.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 17

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 22, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 22, 2026